UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments

UBS Absolute Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Aerospace & defense	0.39%
Auto components	0.17
Building materials	0.26
Chemicals	0.17
Commercial banks	9.61
Communications equipment	0.26
Construction & engineering	1.10
Construction materials	0.17
Consumer finance	0.52
Diversified financial services	10.89
Diversified telecommunication services	2.81
Electric utilities	0.75
Energy	0.07
Food & staples retailing	0.55
Health care equipment & supplies	0.50
Health care providers & services	0.44
Household durables	0.17
Industrial conglomerates	0.29
Insurance	3.44
Media	1.19
Metals & mining	0.64
Oil, gas & consumable fuels	2.76
Pharmaceuticals	0.24
Road & rail	0.44
Sovereign	1.20
Thrifts & mortgage finance	4.06
Tobacco	2.59
Wireless telecommunication services	2.06
Total corporate bonds	47.74%
Asset-backed securities	2.16
Collateralized debt obligations	1.16
Commercial mortgage-backed securities	0.46
Mortgage & agency debt securities	22.69
US government obligation	0.26
Non-US government obligations	16.18
Supranational bonds	4.46
Total bonds	95.11%
Short-term investment	8.20
Total investments	103.31%
Liabilities, in excess of cash and other assets	(3.31)
Net assets	100.00%

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Bonds—95.11%
Corporate bonds—47.74%
Australia—0.25%
Westpac Banking Corp.,
4.200%, due 02/27/15	$350,000		$366,226

Denmark—0.25%
Dong Energy A/S,
4.875%, due 05/07/14	EUR	250,000	370,645

France—3.21%
AXA SA,
6.667%, due 07/06/16[1,2]	GBP	525,000	768,512
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	550,000	825,368
CNP Assurances,
6.875%, due 09/30/41[1]	500,000		698,198
Compagnie de Financement Foncier,
3.625%, due 01/16/12	1,300,000		1,867,208
Natixis,
0.553%, due 01/15/19[1]	$450,000		386,755
Rhodia SA,
7.000%, due 05/15/18	EUR	170,000	250,272
Total France corporate bonds			4,796,313

Germany—3.21%
Commerzbank AG,
6.375%, due 03/22/19	350,000		464,587
Eurohypo AG,
3.750%, due 03/24/14	2,900,000		4,205,024
HeidelbergCement Finance BV,
8.500%, due 10/31/19	160,000		256,797
Total Germany corporate bonds			4,926,408

Ireland—0.68%
Allied Irish Banks PLC,
4.500%, due 10/01/12	300,000		335,876
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	400,000	680,955
Total Ireland corporate bonds			1,016,831

Italy—2.35%
Intesa Sanpaolo SpA,
2.713%, due 02/24/14[1,3]	$600,000		607,697
6.625%, due 05/08/18	EUR	500,000	698,959
Telecom Italia SpA,
5.625%, due 12/29/15	GBP	1,350,000	2,210,716
Total Italy corporate bonds			3,517,372

Luxembourg—1.26%
ArcelorMittal,
9.000%, due 02/15/15	$350,000		418,920
Fiat Industrial Finance Europe SA,
6.250%, due 03/09/18	EUR	550,000	773,614
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	250,000	426,116
Wind Acquisition Finance SA,
11.750%, due 07/15/17[4]	EUR	160,000	262,465
Total Luxembourg corporate bonds			1,881,115

Mexico—0.48%
America Movil SAB de CV,
3.625%, due 03/30/15	$700,000		720,276

Netherlands—4.59%
Allianz Finance II BV,
4.750%, due 07/22/19	EUR	850,000	1,247,889

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Netherlands—(concluded)
Conti-Gummi Finance BV,
7.125%, due 10/15/18[4]	EUR	175,000	$258,302
CRH Finance BV,
7.375%, due 05/28/14	250,000		389,443
ELM BV for Swiss Reinsurance Co.,
5.252%, due 05/25/16[1,2]	EUR	650,000	819,850
MDC BV,
5.750%, due 05/06/14[3]	$1,650,000		1,786,125
PACCAR Financial Europe BV,
5.125%, due 05/19/11	EUR	350,000	497,537
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	230,000	378,661
Repsol International Finance BV,
4.750%, due 02/16/17	EUR	300,000	433,030
Scotland International Finance BV,
4.250%, due 05/23/13[3]	$800,000		788,514
Ziggo Bond Co. BV,
8.000%, due 05/15/18[4]	EUR	175,000	257,310
Total Netherlands corporate bonds			6,856,661

Portugal—0.51%
EDP Finance BV,
5.375%, due 11/02/12[3]	$750,000		766,083

Qatar—0.29%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[3]	400,000		438,500

South Korea—0.50%
Hyundai Capital Services, Inc.,
4.375%, due 07/27/16[3]	750,000		753,985

Spain—0.50%
Telefonica Emisiones SAU,
5.431%, due 02/03/14	EUR	500,000	743,513

Sweden—0.24%
Vattenfall Treasury AB,
4.250%, due 05/19/14	250,000		365,302

Switzerland—0.87%
Credit Suisse/London,
6.125%, due 05/16/14	850,000		1,298,236

United Kingdom—9.84%
Anglo American Capital PLC,
9.375%, due 04/08/14[3]	$450,000		538,236
Aviva PLC,
4.729%, due 11/28/14[1,2]	EUR	675,000	846,791
BAA Funding Ltd.,
3.975%, due 02/15/14[1,3]	1,150,000		1,645,475
Barclays Bank PLC,
1.187%, due 04/20/16[1]	600,000		850,016
2.500%, due 01/23/13	$950,000		966,632
BP Capital Markets PLC,
1.550%, due 08/11/11	100,000		100,357
HSBC Holdings PLC,
4.500%, due 04/30/14	EUR	250,000	365,634
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	1,200,000		2,016,440
Lloyds TSB Bank PLC,
2.653%, due 01/24/14[1]	$1,500,000		1,537,667

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
United Kingdom—(concluded)
Nationwide Building Society,
4.650%, due 02/25/15[3]	$550,000		$557,176
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	450,000	761,356
Royal Bank of Scotland Group PLC,
5.250%, due 05/15/13	EUR	1,000,000	1,452,983
Smiths Group PLC,
6.050%, due 05/15/14[3]	$400,000		429,058
Standard Chartered Bank PLC,
3.850%, due 04/27/15[3]	1,400,000		1,432,712
Vodafone Group PLC,
5.750%, due 03/15/16	650,000		725,829
WPP PLC,
6.625%, due 05/12/16	EUR	300,000	472,540
Total United Kingdom corporate bonds			14,698,902

United States—18.63%
Ally Financial, Inc.,
4.500%, due 02/11/14	$215,000		215,000
Altria Group, Inc.,
9.250%, due 08/06/19	300,000		391,522
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	200,000	288,894
American International Group, Inc.,
3.650%, due 01/15/14	$750,000		762,855
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	1,000,000		1,094,731
7.625%, due 03/15/14	325,000		371,013
AT&T, Inc.,
4.850%, due 02/15/14	750,000		811,072
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14[3]	550,000		584,507
Bank of America Corp.,
4.900%, due 05/01/13	710,000		749,236
5.650%, due 05/01/18	650,000		679,303
Boston Scientific Corp.,
4.500%, due 01/15/15	720,000		742,598
Cellco Partnership,
7.625%, due 12/19/11	EUR	500,000	736,441
8.500%, due 11/15/18	$500,000		642,407
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	240,000	340,288
Citigroup, Inc.,
4.750%, due 05/31/17[1]	400,000		539,962
5.625%, due 08/27/12	$540,000		567,652
Comcast Corp.,
6.300%, due 11/15/17	620,000		700,133
CSX Corp.,
5.750%, due 03/15/13	610,000		657,328
DirecTV Holdings LLC,
7.625%, due 05/15/16	550,000		606,375
Enterprise Products Operating LLC,
3.700%, due 06/01/15	380,000		391,509
Series I, 5.000%, due 03/01/15	330,000		353,326
ERAC USA Finance Co.,
2.750%, due 07/01/13[3]	400,000		404,940

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
United States—(concluded)
General Electric Capital Corp.,
0.429%, due 12/20/13[1] Series A,	$240,000		$237,424
3.750%, due 11/14/14	610,000		635,554
6.750%, due 03/15/32	2,250,000		2,472,392
Goldman Sachs Group, Inc.,
7.500%, due 02/15/19	1,300,000		1,510,059
JPMorgan Chase & Co.,
3.400%, due 06/24/15	1,350,000		1,358,286
6.300%, due 04/23/19	1,200,000		1,328,264
Morgan Stanley,
5.950%, due 12/28/17	1,300,000		1,396,379
Motorola Solutions, Inc.,
6.000%, due 11/15/17	350,000		383,042
ONEOK Partners LP,
8.625%, due 03/01/19	550,000		691,800
Pfizer, Inc.,
3.625%, due 06/03/13	EUR	250,000	361,034
Reynolds Group Issuer LLC,
7.750%, due 10/15/16[4]	170,000		249,356
Roche Holdings, Inc.,
4.625%, due 03/04/13	450,000		661,304
SLM Corp.,
1.343%, due 11/15/11[1]	250,000		346,055
UST, Inc.,
6.625%, due 07/15/12	$1,375,000		1,457,834
Wells Fargo & Co.,
5.250%, due 10/23/12	2,000,000		2,120,046
Total United States corporate bonds			27,839,921

Total corporate bonds (cost $67,923,840)			71,356,289

Asset-backed securities—2.16%
Cayman Islands—0.18%
MBNA America European Structured Offerings, Series 7,
5.450%, due 04/19/11	EUR	190,000	269,605

United Kingdom—0.76%
Chester Asset Receivables Dealings, Series 2004-1, Class A,
0.993%, due 04/15/16[1]	GBP	150,000	233,767
Chester Asset Receivables Dealings 2003-B PLC, Series A,
4.650%, due 07/15/13		240,000	396,970
Permanent Financing PLC,
Series 6, Class 5A2,
0.968%, due 06/10/42[1,4,5]		320,000	510,042
Total United Kingdom asset-backed securities			1,140,779

United States—1.22%
Bank of America Corp.,
Series 2008-A5, Class A5,
1.455%, due 12/16/13[1]	$30,000		300,911
Series 2004-A1,
4.500%, due 01/17/14	EUR	270,000	388,940
Chase Issuance Trust,
Series 2007-A16, Class A16,
0.610%, due 06/16/14[1]	$300,000		300,483

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
United States—(concluded)
Series 2009-A3, Class A3,
2.400%, due 06/17/13	$390,000		$391,572
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14	EUR	300,000	434,626
Total United States asset-backed securities			1,816,532
Total asset-backed securities (cost $3,147,726)			3,226,916

Collateralized debt obligations—1.16%
Cayman Islands—0.43%
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.553%, due 01/22/22[1,3,6,7]	$290,000		219,095
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
4.063%, due 11/15/20[1,7]	400,000		272,000
Gresham Street CDO Funding,
Series 2003-1X, Class D,
3.561%, due 11/07/33[1,4,6,7]	100,423		10,042
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.710%, due 06/15/11[1,3,6,7]	200,000		146,500
Total Cayman Islands collateralized debt obligations			647,637

Netherlands—0.34%
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22[3,6,7,8]	250,000		189,551
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24[3,6,7]	EUR	350,000	322,413
Total Netherlands collateralized debt obligations			511,964

United States—0.39%
Ajax Ltd.,
Series 2A, Class C,
2.760%, due 09/08/32[1,3,6,7]	$500,000		237,500
Axius Europe CLO SA,
Series 2007-1A, Class D,
4.275%, due 11/15/23[1,3,6,7]	EUR	350,000	342,254
Total United States collateralized debt obligations			579,754
Total collateralized debt obligations (cost $2,720,002)			1,739,355

Commercial mortgage-backed securities—0.46%
United States—0.46%
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	175,000		185,098
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.808%, due 08/10/45[1]	300,000		318,521

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	$175,000	$179,628
Total commercial mortgage-backed securities (cost $592,884)		683,247

Mortgage & agency debt securities—22.69%
United Kingdom—1.34%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A,
1.464%, due 05/17/60[1,3]	500,000	500,468
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.641%, due 10/15/54[1,3]	1,500,000	1,499,993
Total United Kingdom mortgage & agency debt securities		2,000,461

United States—21.35%
Federal Home Loan Bank,
5.250%, due 06/18/14	4,100,000	4,572,964
Federal Home Loan Mortgage Corp.,[9]
4.750%, due 03/05/12	1,300,000	1,352,891
5.000%, due 02/16/17	3,900,000	4,361,865
Federal Home Loan Mortgage Corp. Gold Pools,[9]
#G04668, 5.000%, due 03/01/38	671,951	702,627
#G08307, 5.000%, due 11/01/38	982,291	1,026,828
#G06381, 5.500%, due 08/01/40	800,000	856,610
5.500%, TBA	1,900,000	2,026,468
Federal National Mortgage Association,[9]
4.125%, due 04/15/14	2,950,000	3,181,923
5.000%, due 10/15/11	3,120,000	3,200,091
Federal National Mortgage Association Pools,[9]
#992260, 4.000%, due 01/01/39	2,082,289	2,051,188
#933765, 4.500%, due 04/01/38	2,950,997	3,010,098
4.500%, TBA	375,000	381,621
5.000%, TBA	1,925,000	2,013,731
5.500%, TBA	350,000	374,281
6.000%, TBA	2,000,000	2,175,000
6.500%, TBA	550,000	616,430
Total United States mortgage & agency debt securities		31,904,616
Total mortgage & agency debt securities (cost $32,995,751)		33,905,077

US government obligation—0.26%
U.S. Treasury Note,
1.375%, due 03/15/12(cost $393,806)	390,000	393,915

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Non-US government obligations—16.18%
Denmark—0.85%
Government of Denmark,
1.875%, due 03/16/12[4]	$1,250,000		$1,265,675

Germany—8.31%
Bundesobligation,
4.000%, due 04/13/12	EUR	1,420,000	2,065,653
Bundesrepublik Deutschland,
Series 00
5.000%, due 01/04/12	1,300,000		1,896,157
Series 04
4.250%, due 07/04/14	800,000		1,206,309
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12	2,800,000		4,025,555
5.550%, due 06/07/21	GBP	1,800,000	3,231,376
			12,425,050
Italy—2.20%
Republic of Italy,
4.500%, due 01/21/15	$1,565,000		1,646,757
4.750%, due 01/25/16	1,565,000		1,637,288
			3,284,045
Japan—2.20%
Government of Japan,
Series 27
2.500%, due 09/20/37	JPY	134,000,000	1,726,522
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$1,400,000		1,563,731
			3,290,253
Spain—2.62%
Instituto de Credito Oficial,
5.375%, due 07/02/12	1,800,000		1,853,752
Spain Government Bond,
4.700%, due 07/30/41	EUR	1,775,000	2,058,332
			3,912,084
Total Non-US government obligations (cost $23,316,236)			24,177,107

Supranational bonds—4.46%
European Investment Bank,
2.500%, due 04/15/12	EUR	1,225,000	1,754,429
6.250%, due 04/15/14	GBP	1,270,000	2,265,725
Inter-American Development Bank,
3.250%, due 11/15/11	$2,600,000		2,645,167
Total supranational bonds (cost $6,450,627)			6,665,321
Total bonds (cost $137,540,872)			142,147,227

	Shares
Short-term investment—8.20%
Investment company—8.20%
UBS Cash Management Prime Relationship Fund[10] (cost $12,254,982)	12,254,982		12,254,982
Total investments— 103.31% (cost $149,795,854)			$154,402,209
Liabilities, in excess of cash and other assets— (3.31%)			(4,946,856)
Net assets— 100.00%			$149,455,353

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,334,650
Gross unrealized depreciation	(1,728,295)
Net unrealized appreciation of investments	$4,606,355

1	Variable or floating rate security. The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
2	Perpetual bond security. The maturity date reflects the next call date.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $14,190,782 or 9.49% of net assets.

4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $2,813,192 or 1.88% of net assets.

5	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
6	These securities, which represent 0.98% of net assets as of March 31, 2011, is considered restricted. (See restricted securities table below for more information.)

		Acquisition	Acquisition cost as a percentage of	Value	03/31/11 Value as a percentage of
Restricted securities	Acquisition date	cost	net assets	03/31/11	net assets
Ajax Ltd., Series 2A, Class C, 2.760%, due 09/8/32	11/08/05	$487,550	0.33%	$237,500	0.16%
Axius Europe CLO SA, Series 2007-1A, Class D, 4.275%, due 11/15/23	09/28/07-11/01/09	466,689	0.31	342,254	0.23
Denali Capital CLO VII Ltd., Series 2007-1A, Class B2L, 4.553%, due 01/22/22	04/27/07	285,865	0.19	219,095	0.14
Gresham Street CDO Funding, Series 2003-1X, Class D, 3.561%, due 11/7/33	09/28/07-11/01/09	105,894	0.07	10,042	0.01
Highlander Euro CDO, Series 2006-2CA, Class E, due 12/14/22	11/28/06	329,608	0.22	189,551	0.13
Queen Street CLO, Series 2007-1A, Class F, 6.980%, due 08/15/24	05/18/07	463,444	0.31	322,413	0.21
Trimaran CLO Ltd., Series 2007-1A, Class B2L, 3.710%, due 06/15/11	03/09/07	198,806	0.14	146,500	0.10
		$2,337,856	1.57%	$1,467,355	0.98%

7	Security is illiquid. At March 31, 2011, the value of these securities amounted to $1,739,355 or 1.16% of net assets.
8	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
9

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

10	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$5,509,864	$39,315,470	$32,570,352	$12,254,982	$12,264

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GE	General Electric
GS	Goldman Sachs
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	NOK	20,681,425	GBP	2,290,000	04/27/11	$(62,551)
Goldman Sachs International	USD	10,155,577	NOK	57,300,000	04/27/11	193,428
Goldman Sachs International	USD	6,956,484	SEK	44,820,000	04/27/11	136,552
HSBC Bank, N.A.	GBP	15,220,000	USD	24,527,913	04/27/11	117,823
JPMorgan Chase Bank	AUD	2,590,000	EUR	1,889,652	04/27/11	5,579
JPMorgan Chase Bank	GBP	1,495,000	USD	2,401,463	04/27/11	3,757
JPMorgan Chase Bank	USD	2,531,549	AUD	2,590,000	04/27/11	139,872
JPMorgan Chase Bank	USD	2,751,696	EUR	1,940,000	04/27/11	(3,369)
Morgan Stanley & Co. Inc.	EUR	40,645,000	USD	56,953,400	04/27/11	(626,881)
Royal Bank of Scotland	JPY	550,600,000	USD	6,997,228	04/27/11	376,994
Net unrealized appreciation on forward foreign currency contracts						$281,204

Currency type abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 120 contracts (USD)	June 2011	(26,142,938)	(26,175,000)	(32,062)
5 Year US Treasury Notes, 293 contracts (USD)	June 2011	(34,129,876)	(34,219,195)	(89,319)
10 Year US Treasury Notes, 179 contracts (USD)	June 2011	(21,297,280)	(21,306,594)	(9,314)
Interest rate futures buy contracts:
Euro-Bund, 2 contracts (EUR)	June 2011	348,032	343,756	(4,276)
Euro-Buxl, 3 contracts (EUR)	June 2011	436,491	432,558	(3,933)
Interest rate futures sell contracts:
Euro-Bobl, 159 contracts (EUR)	June 2011	(25,832,738)	(25,816,608)	16,130
Euro-Schatz, 41 contracts (EUR)	June 2011	(6,224,693)	(6,227,715)	(3,022)
Long Gilt, 18 contracts (GBP)	June 2011	(3,364,497)	(3,383,354)	(18,857)
10 Year Japanese Government Bond, 29 contracts (JPY)	June 2011	(4,839,477)	(4,865,990)	(26,513)
Net unrealized depreciation on futures contracts				$(171,166)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Swap agreements

UBS Absolute Return Bond Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2011:

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]	Upfront payments (made)/received	Value	Unrealized appreciation
Deutsche Bank AG	CHF	6,490,000	02/03/16	1.5575%		0.2400%[2]	$—	$12,149	$12,149
Deutsche Bank AG	GBP	4,410,000	02/01/16	1.0275	[3]	3.0060	—	44,475	44,475
							$—	$56,624	$56,624

1	Payments made or received are based on the notional amount.
2	Rate based on 6 month LIBOR (CHF BBA).
3	Rate based on 6 month LIBOR (GBP BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
CHF	Swiss franc
GBP	Great Britain Pound

UBS Absolute Return Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2011:

Credit default swaps on credit indices—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund	Upfront payments (made)/ received	Value	Unrealized depreciation
Barclays Bank PLC	USD	4,500,000	06/20/16	1.0000%	—%[3]	$5,864	$(12,268)	$(6,404)
Morgan Stanley	EUR	3,150,000	06/20/16	1.0000%	—%[4]	(9,105)	4,607	(4,498)
Morgan Stanley	EUR	1,050,000	06/20/16	5.0000%	—%[5]	69,222	(74,554)	(5,332)
						$65,981	$(82,215)	$(16,234)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.IG Series 16 Index.
4	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Series 15 Index.
5	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Crossover Series 15 Index.

Currency type abbreviation:
EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Absolute Return Bond Fund had outstanding credit deafult swap agreements on credit indices with the following terms as of March 31, 2011:

Credit default swaps on credit indices—sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund[3]	Upfront payments received	Value	Unrealized appreciation	Credit spread[4]
JPMorgan Chase Bank	USD	750,000	12/20/15	—	1.0000%	$2,624	$5,975	$8,599	0.8300%

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the CDX.NA.IG. Series 15 Index.
3	Payments received are based on the notional amount.
4

Credit spreads represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Currency type abbreviation:
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Absolute Return Bond Fund had outstanding credit deafult swap agreements with the following terms as of March 31, 2011:

Credit default swaps on corporate issues—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	EUR	1,080,000	06/20/16	1.0000%	—%[3]		$34,972	$(31,901)	$3,071
Barclays Bank PLC	EUR	540,000	06/20/16	1.0000	—	[4]	(6,409)	4,369	(2,040)
Deutsche Bank AG	USD	1,130,000	03/20/14	1.0000	—	[5]	10,693	(9,749)	944
Deutsche Bank AG	USD	1,500,000	06/20/16	1.0000	—	[6]	(27,459)	27,773	314
Goldman Sachs International	EUR	1,200,000	12/20/15	1.0000	—	[7]	(30,229)	(7,779)	(38,008)
Goldman Sachs International	USD	2,260,000	03/20/14	1.0000	—	[8]	25,005	(25,311)	(306)
Goldman Sachs International	USD	890,000	03/20/16	1.0000	—	[9]	3,987	124	4,111
JPMorgan Chase Bank	EUR	1,680,000	03/20/14	5.0000	—	[10]	270,721	(246,538)	24,183
JPMorgan Chase Bank	EUR	540,000	06/20/16	1.0000	—	[4]	(7,112)	4,369	(2,743)
JPMorgan Chase Bank	USD	1,100,000	03/20/14	1.0000	—	[5]	9,401	(9,491)	(90)
JPMorgan Chase Bank	USD	1,500,000	12/20/15	1.0000	—	[11]	45,168	(43,020)	2,148
JPMorgan Chase Bank	USD	890,000	03/20/16	1.0000	—	[9]	3,987	124	4,111
Merrill Lynch International	EUR	1,100,000	06/20/16	1.0000	—	[12]	(2,402)	10,295	7,893
							$330,323	$(326,735)	$3,588

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Centrica PLC 7.000% bond, due 09/19/18.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Legal & General Finance PLC 5.875% bond, due 12/11/31.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial Inc. 4.500% bond, due 07/15/13
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Saint Gobain Neder NV 5.000% bond, due 04/25/14.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/01/25.
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp. 6.750% bond, due 05/15/18
10	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Lockheed Martin Corp. 7.650% bond, due 01/05/16.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo Treasury AB 5.000% bond, due 05/31/17

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Absolute Return Bond Fund had outstanding credit deafult swap agreements on corporate and sovereign issues with the following terms as of March 31, 2011:

Credit default swaps on corporate and sovereign issues — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Barclays Bank PLC	EUR	540,000	06/20/16	—	[4]	1.0000%	$28,313	$(24,176)	$4,137	1.6850%
Barclays Bank PLC	EUR	1,080,000	06/20/16	—	[5]	1.0000	(21,981)	19,142	(2,839)	0.7470
Deutsche Bank AG	USD	750,000	03/20/16	—	[6]	1.0000	11,204	(13,427)	(2,223)	1.3890
Deutsche Bank AG	USD	1,500,000	06/20/16	—	[7]	1.0000	41,493	(37,345)	4,148	1.5210
Goldman Sachs International	EUR	1,200,000	12/20/15	—	[8]	1.0000	61,934	(13,743)	48,191	1.1920
Goldman Sachs International	USD	1,490,000	03/20/16	—	[9]	1.0000	14,985	(14,995)	(10)	1.2210
Goldman Sachs International	USD	590,000	03/20/16	—	[10]	1.0000	2,163	(1,815)	348	1.0610
Goldman Sachs International	USD	800,000	06/20/18	—	[11]	0.5140	—	(84,766)	(84,766)	2.2890
Goldman Sachs International	USD	1,600,000	12/20/18	—	[12]	1.1425	—	(44,139)	(44,139)	1.6060
Goldman Sachs International	USD	3,000,000	09/20/19	—	[13]	1.0000	(19,160)	65,951	46,791	0.7080
JPMorgan Chase Bank	EUR	430,000	03/20/16	—	[14]	1.0000	12,797	(11,274)	1,523	1.4170
JPMorgan Chase Bank	EUR	1,080,000	03/20/16	—	[15]	5.0000	(212,763)	190,381	(22,382)	2.2210
JPMorgan Chase Bank	EUR	540,000	06/20/16	—	[4]	1.0000	28,314	(24,176)	4,138	1.6850
JPMorgan Chase Bank	USD	740,000	03/20/16	—	[6]	1.0000	12,076	(13,248)	(1,172)	1.3890
JPMorgan Chase Bank	USD	590,000	03/20/16	—	[10]	1.0000	2,163	(1,815)	348	1.0610
JPMorgan Chase Bank	USD	1,500,000	03/20/20	—	[16]	1.0000	(2,579)	(60,942)	(63,521)	1.5570
Merrill Lynch International	EUR	1,100,000	06/20/16	—	[17]	1.0000	65,049	(90,791)	(25,742)	2.2770
							$24,008	$(161,178)	$(137,170)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the E.ON International Finance BV 6.375% bond, due 05/29/17.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
7	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife Inc. 5.000% bond, due 06/15/15.
8	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxembourg SA 4.375% bond, due 12/09/14.
9	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/1/25.
10	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers Cos. Inc. 5.900% bond, due 06/02/19.
11	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Kingdom of Spain 5.500% bond, due 12/20/17.
12	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
13	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Austria 5.250% bond, due 01/04/11.
14	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the AXA SA 6.000% bond, due 06/18/13.
15	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15
16	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
17	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Renault SA 2.647% bond, due 08/04/14

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$71,356,289	$—	$71,356,289
Asset-backed securities	—	3,226,916	—	3,226,916
Collateralized debt obligations	—	—	1,739,355	1,739,355
Commercial mortgage-backed securities	—	683,247	—	683,247
Mortgage & agency debt securities	—	33,905,077	—	33,905,077
US government obligation	—	393,915	—	393,915
Non-US government obligations	—	24,177,107	—	24,177,107
Supranational bonds	—	6,665,321	—	6,665,321
Short-term investment	—	12,254,982	—	12,254,982
Other financial instruments[1]	(171,166)	(226,325)	—	(397,491)
Total	$(171,166)	$152,436,529	$1,739,355	$154,004,718

1      Other financial instruments include futures contracts, swap agreements and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$1,269,921	$1,269,921
Purchases	—	—
Issuances	—	—
Sales	(760,691)	(760,691)
Settlements	—	—
Accrued discounts (premiums)	(266)	(266)
Total realized gain (loss)	(1,705,645)	(1,705,645)
Net change in unrealized appreciation/depreciation	2,936,036	2,936,036
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$1,739,355	$1,739,355

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $860,502

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Aerospace & defense	0.18%
Beverages	0.24
Biotechnology	0.32
Building products	0.29
Capital markets	1.57
Chemicals	0.15
Commercial banks	2.38
Commercial services & supplies	0.30
Consumer finance	0.91
Diversified financial services	2.77
Diversified telecommunication services	0.33
Electric utilities	0.85
Energy equipment & services	0.35
Food & staples retailing	0.53
Food products	0.75
Health care providers & services	0.20
Household durables	0.06
Household products	0.15
Insurance	1.93
Leisure equipment & products	0.13
Media	2.05
Metals & mining	0.38
Multi-utilities	0.11
Oil, gas & consumable fuels	2.12
Paper & forest products	0.18
Pharmaceuticals	0.38
Tobacco	0.35
Wireless telecommunication services	1.18
Total corporate bonds	21.14%
Asset-backed securities	1.03
Commercial mortgage-backed securities	8.44
Mortgage & agency debt securities	44.97
Municipal bonds	1.20
US government obligations	16.07
Supranational bond	0.25
Total bonds	93.10%
Investment companies
UBS High Yield Relationship Fund	3.68
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.11
Total investment companies	4.79%
Short-term investment	8.64
Investment of cash collateral from securities loaned	0.34
Total investments	106.87%
Liabilities, in excess of cash and other assets	(6.87)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Core Plus Bond Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
Bonds—93.10%
Corporate bonds—21.14%
Canada—0.23%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	$95,000	$102,009

Cayman Islands—0.57%
Transocean, Inc.,
6.800%, due 03/15/38	145,000	152,434
Vale Overseas Ltd.,
4.625%, due 09/15/20	100,000	97,539
Total Cayman Islands corporate bonds		249,973

France—0.31%
BNP Paribas,
3.600%, due 02/23/16	135,000	135,229

Ireland—0.49%
The Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[1]	225,000	213,756

Luxembourg—0.63%
Covidien International Finance SA,
4.200%, due 06/15/20	90,000	89,291
Telecom Italia Capital SA,
4.950%, due 09/30/14	180,000	187,528
Total Luxembourg corporate bonds		276,819

Mexico—0.24%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	103,109

Netherlands Antilles—0.22%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	95,000	95,929

South Africa—0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	70,000	71,003

United Kingdom—0.63%
BP Capital Markets PLC,
3.875%, due 03/10/15	120,000	124,604
Lloyds TSB Bank PLC,
6.375%, due 01/21/21	80,000	83,368
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	70,000	69,849
Total United Kingdom corporate bonds		277,821

United States—17.66%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	85,000	92,650
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	76,714
American International Group, Inc.,
6.400%, due 12/15/20	60,000	64,038
Amgen, Inc.,
3.450%, due 10/01/20	100,000	94,105
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	75,000	81,554

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	$100,000	$105,626
Appalachian Power Co.,
4.600%, due 03/30/21	70,000	68,986
Bank of America Corp.,
5.625%, due 07/01/20	150,000	154,001
5.875%, due 01/05/21	45,000	46,988
6.500%, due 08/01/16	130,000	143,861
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	35,000	41,402
Bunge Ltd. Finance Corp.,
4.100%, due 03/15/16	70,000	70,174
Capital One Financial Corp.,
7.375%, due 05/23/14	55,000	63,129
Cellco Partnership,
8.500%, due 11/15/18	85,000	109,209
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	127,949
CIT Group, Inc.,
7.000%, due 05/01/16	135,000	135,169
Citigroup, Inc.,
6.125%, due 05/15/18	185,000	201,781
8.125%, due 07/15/39	60,000	75,211
Comcast Corp.,
6.300%, due 11/15/17	160,000	180,679
CVS Caremark Corp.,
6.125%, due 09/15/39	160,000	162,926
CVS Pass-Through Trust,
6.036%, due 12/10/28	67,034	69,025
DirecTV Financing Co., Inc.,
6.000%, due 08/15/40	70,000	67,037
7.625%, due 05/15/16	105,000	115,763
Dow Chemical Co.,
4.250%, due 11/15/20	70,000	66,852
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	55,000	60,068
ERAC USA Finance Co.,
2.750%, due 07/01/13[1]	25,000	25,309
7.000%, due 10/15/37[1]	85,000	92,610
Express Scripts, Inc.,
6.250%, due 06/15/14	65,000	72,212
FGI Operating Co., Inc.,
10.250%, due 08/01/15	75,000	79,969
Ford Motor Credit Co. LLC,
5.750%, due 02/01/21	110,000	108,625
7.800%, due 06/01/12	215,000	227,968
Fortune Brands, Inc.,
5.375%, due 01/15/16	25,000	26,547
6.375%, due 06/15/14	60,000	65,801
General Electric Capital Corp.,
6.750%, due 03/15/32	260,000	285,699
Georgia-Pacific LLC,
5.400%, due 11/01/20[1]	80,000	78,998
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	260,000	281,886
Hasbro, Inc.,
6.350%, due 03/15/40	55,000	55,142
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	85,960
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	71,235
JP Morgan Chase Capital XXII,
Series V, 6.450%, due 02/02/37	225,000	226,440
JPMorgan Chase & Co.,
4.400%, due 07/22/20	145,000	140,121

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	$45,000	$42,983
Kraft Foods, Inc.,
6.500%, due 02/09/40	135,000	144,192
Life Technologies Corp.,
6.000%, due 03/01/20	45,000	48,468
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	50,000	68,378
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	75,000	83,302
MetLife, Inc.,
6.400%, due 12/15/36	150,000	144,465
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	40,000	41,248
Morgan Stanley,
5.500%, due 01/26/20	40,000	40,174
Series F, 5.625%, due 09/23/19	100,000	102,134
6.625%, due 04/01/18	200,000	219,823
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	45,000	49,196
Mutual of Omaha Insurance Co.,
6.800%, due 06/15/36[1]	80,000	80,956
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39[1]	95,000	115,530
NBC Universal, Inc.,
5.950%, due 04/01/41[1]	85,000	81,453
News America, Inc.,
6.200%, due 12/15/34	35,000	35,200
7.750%, due 12/01/45	60,000	70,900
NuStar Logistics LP,
7.650%, due 04/15/18	100,000	116,750
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	56,990
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	58,368
Owens Corning,
6.500%, due 12/01/16	115,000	125,212
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	30,000	31,261
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	100,000	131,444
Principal Financial Group, Inc.,
8.875%, due 05/15/19	105,000	133,459
Prudential Financial, Inc.,
4.500%, due 11/15/20	110,000	107,745
PSEG Power LLC,
8.625%, due 04/15/31	35,000	43,869
Qwest Corp.,
7.625%, due 06/15/15	125,000	143,750
Reynolds American, Inc.,
7.625%, due 06/01/16	65,000	77,250
Sempra Energy,
9.800%, due 02/15/19	35,000	46,468
Southern Natural Gas Co.,
8.000%, due 03/01/32	130,000	158,633

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Time Warner Cable, Inc.,
6.550%, due 05/01/37	$65,000	$66,158
6.750%, due 07/01/18	100,000	113,602
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	34,258
Verizon Communications, Inc.,
6.100%, due 04/15/18	100,000	112,078
Wells Fargo & Co.,
3.676%, due 06/15/16	95,000	95,561
Williams Partners LP,
4.125%, due 11/15/20	20,000	19,037
6.300%, due 04/15/40	50,000	51,923
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	110,000	112,508
WMG Acquisition Corp.,
9.500%, due 06/15/16	125,000	132,187
Total United States corporate bonds		7,736,332
Total corporate bonds (cost $8,889,889)		9,261,980

Asset-backed securities—1.03%
United States—1.03%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.450%, due 08/25/35[2]	66,386	64,016
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.155%, due 11/15/16[2]	350,000	346,986
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[3]	42,368	41,713
Total asset-backed securities (cost $421,320)		452,715

Commercial mortgage-backed securities—8.44%
United States—8.44%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.699%, due 04/10/49[2]	150,000	147,311
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.698%, due 12/10/49[2]	370,000	373,830
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	381,369	380,449
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	250,000	260,460
Series 2007-C1, Class AM,
5.606%, due 12/10/49[2]	150,000	140,982
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	275,000	273,528
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	275,000	290,869
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.808%, due 08/10/45[2,4]	200,000	212,347

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	$150,000	$151,090
Series 2007-LD11, Class A4,
5.818%, due 06/15/49[2]	200,000	214,203
Series 2006-LDP7, Class AM,
5.863%, due 04/15/45	250,000	258,332
Series 2007-LD12, Class A4,
5.882%, due 02/15/51[2]	325,000	347,949
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	75,000	76,984
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.807%, due 08/12/45[1,2]	375,000	384,088
TrizecHahn Office Properties,
Series 2001-TZHA, Class B4,
6.718%, due 05/15/16[1]	182,918	183,559
Total commercial mortgage-backed securities (cost $3,361,064)		3,695,981

Mortgage & agency debt securities—44.97%
United Kingdom—0.57%
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.641%, due 10/15/54[1,2]	250,000	249,999

United States—44.40%
Federal Home Loan Mortgage Corp.[5]
0.625%, due 12/28/12[4]	1,280,000	1,277,595
Federal Home Loan Mortgage Corp. Gold Pools[5]
#G13223, 4.000%, due 05/01/23	401,686	413,925
#A96140, 4.000%, due 01/01/41	149,538	147,042
#G08431, 4.000%, due 01/01/41	398,546	391,894
#, 4.000%, due 04/15/41	75,000	73,641
#A90660, 4.500%, due 01/01/40	108,898	110,858
#A90675, 4.500%, due 01/01/40	740,447	753,772
#G05249, 5.000%, due 01/01/39	405,010	423,373
#G04567, 5.500%, due 07/01/38	193,008	206,062
#G05267, 5.500%, due 12/01/38	212,749	227,139
#G06381, 5.500%, due 08/01/40	200,000	214,153
#C63008, 6.000%, due 01/01/32	238,219	262,073
#G06019, 6.000%, due 10/01/36	248,233	272,393
#G01717, 6.500%, due 11/01/29	141,100	159,462

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Federal National Mortgage Association,[5]
1.250%, due 02/27/14	$1,115,000	$1,111,788
1.625%, due 10/26/15	1,120,000	1,089,809
4.500%, TBA	700,000	712,359
Federal National Mortgage Association Pools,[5]
5.000%, TBA	1,600,000	1,673,750
5.500%, TBA	400,000	427,750
#AE8715, 4.000%, due 11/01/40	675,000	664,918
#AH1560, 4.000%, due 01/01/41	447,756	441,068
#AH2800, 4.000%, due 01/01/41	922,249	908,474
#AH3347, 4.000%, due 01/01/41	924,999	911,183
#935520, 4.500%, due 08/01/39	223,891	228,166
#AD8529, 4.500%, due 08/01/40	125,000	127,386
#MA0693, 4.500%, due 04/01/41	850,000	866,104
#890209, 5.000%, due 05/01/40	468,258	490,457
#AD9114, 5.000%, due 07/01/40	528,412	554,782
#576764, 5.500%, due 09/01/24	129,760	139,480
#688066, 5.500%, due 03/01/33	260,654	282,778
#688314, 5.500%, due 03/01/33	311,756	338,211
#802481, 5.500%, due 11/01/34	442,391	476,140
#962129, 5.500%, due 03/01/38	223,655	239,439
#995018, 5.500%, due 06/01/38	344,425	369,377
#408267, 6.000%, due 03/01/28	27,976	31,353
#323715, 6.000%, due 05/01/29	25,663	28,330
#522564, 6.000%, due 07/01/29	86,513	95,473
#676733, 6.000%, due 01/01/33	180,707	200,780
#708631, 6.000%, due 06/01/33	47,676	53,301
#AE0405, 6.000%, due 08/01/37	349,466	383,974
#831730, 6.500%, due 09/01/36	290,998	327,186
#894630, 6.500%, due 11/01/36	226,264	254,402
#253824, 7.000%, due 03/01/31	9,534	10,978

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Federal National Mortgage Association Pools Re-REMIC,[5]
Series 2005-29, Class KA,
#FNR 2005-29 KA, 4.500%, due 02/25/35	$223,330	$235,040
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.520%, due 02/25/35[2]	49,196	39,815
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	610,707	631,159
#G2 2687, 6.000%, due 12/20/28	36,153	39,668
#G2 2794, 6.000%, due 08/20/29	118,210	129,703
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3B2,
4.698%, due 02/25/37[2]	990,946	5,778
Total United States mortgage & agency debt securities		19,453,741
Total mortgage & agency debt securities (cost $19,645,079)		19,703,740

Municipal bonds—1.20%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	60,000	59,043
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	115,000	93,015
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	110,000	115,126
New Jersey State Turnpike Authority Revenue Bonds,
Class F,
7.414%, due 01/01/40	30,000	33,586
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	55,000	55,380
State of California, GO,
6.650%, due 03/01/22	30,000	32,443
7.300%, due 10/01/39	130,000	137,967
Total municipal bonds (cost $530,537)		526,560

US government obligations—16.07%
US Treasury Bonds,
4.250%, due 11/15/40	775,000	741,215
US Treasury Notes,
0.625%, due 01/31/13[4]	2,890,000	2,884,807
0.625%, due 02/28/13[4]	670,000	668,351
0.875%, due 01/31/12[4]	700,000	703,473
2.125%, due 02/29/16[4]	1,510,000	1,505,281
3.625%, due 02/15/21	530,000	537,536
Total US government obligations (cost $7,051,888)		7,040,663

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
Supranational bond—0.25%
European Investment Bank,
1.250%, due 09/17/13[4]
(cost $109,624)	$110,000	$110,145
Total Bonds (cost $40,009,401)		40,791,784

Investment companies—4.79%
UBS High Yield Relationship Fund*6	58,504	1,612,937
UBS Opportunistic Emerging Markets Debt Relationship Fund*6	28,534	483,141
Total investment companies (cost $1,956,127)		2,096,078

Short-term investment—8.64%
Investment company—8.64%
UBS Cash Management Prime Relationship Fund[6]
(cost $3,787,772)	3,787,772	3,787,772

Investment of cash collateral from securities loaned—0.34%
UBS Private Money Market Fund LLC[6] (cost $151,087)	151,087	151,087
Total investments—106.87% (cost $45,904,387)		46,826,721
Liabilities, in excess of cash and other assets—(6.87%)		(3,009,898)
Net assets—100.00%		$43,816,823

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,252,921
Gross unrealized depreciation	(330,587)
Net unrealized appreciation of investments	$922,334

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $2,334,193 or 5.33% of net assets.

2	Variable or floating rate security. The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
3	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
4	Security, or portion thereof, was on loan at March 31, 2011.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	The table below details the Fund’s investments in funds that are advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$2,632,182	$28,049,352	$26,893,762	$—	$—	$3,787,772	$10,275
UBS Private Money Market Fund LLC[a]	197,250	4,328,526	4,374,689	—	—	151,087	587
UBS High Yield Relationship Fund	988,798	1,540,000	1,075,000	101,154	57,985	1,612,937	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	417,560	—	—	—	65,581	483,141	—
	$4,235,790	$33,917,878	$32,343,451	$101,154	$123,566	$6,034,937	$10,862

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

GE	General Electric
GO	General Obligation
GS	Goldman Sachs
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Core Plus Bond Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	EUR	645,000	USD	864,008	04/18/11	$(49,876)
JPMorgan Chase Bank	USD	873,482	EUR	645,000	04/18/11	40,402
Net unrealized depreciation on forward foreign currency contracts						$(9,474)

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Futures contracts

UBS Core Plus Bond Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 11 contracts (USD)	June 2011	$1,348,641	$1,359,187	$10,546
US Treasury futures sell contracts:
US Ultra Bond Futures, 6 contracts (USD)	June 2011	(727,913)	(741,375)	(13,462)
5 Year US Treasury Notes, 21 contracts (USD)	June 2011	(2,482,345)	(2,452,570)	29,775
Net unrealized appreciation on futures contracts				$26,859

Currency type abbreviation:

USD	United States Dollar

Written option activity for the period ended March 31, 2011 for UBS Core Plus Bond Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2010	—	$—
Options written	31	30,186
Options terminated in closing purchase transactions	(31)	(30,186)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2011	—	$—

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Swap agreements

UBS Core Plus Bond Fund has outstanding interest rate swap agreements with the following terms as of March 31, 2011:

Interest Rate Swaps

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]	Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized Depreciation
Deutsche Bank AG	USD	1,310,000	02/15/36	4.5450%	0.3028%	$—	$(72,536)	$(72,536)

1	Payments made based on the notional amount.
2	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Core Plus Bond Fund had outstanding credit default swaps on corporate and sovereign issues with the following terms of March 31, 2011:

Credit default swaps on corporate issues—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	225,000	03/20/14	1.0000%	—%[3]		$1,958	$(2,520)	$(562)
Deutsche Bank AG	USD	250,000	12/20/15	1.0000	—	[4]	5,970	(6,609)	(639)
Merrill Lynch International	USD	150,000	03/20/16	1.0000	—	[5]	672	(107)	565
							$8,600	$(9,236)	$(636)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Inc. 6.500% bond, due 09/01/25.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Amgen Inc. 4.850% bond, due 11/18/14.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp 6.750% bond, due 05/15/18.

Currency type abbreviation:

USD	United States Dollar

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Core Plus Bond Fund had outstanding credit default swap agreements on corporate and sovereign issues with the following terms as of March 31, 2011:

Credit default swaps on corporate issues—sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Deutsche Bank AG	USD	250,000	12/20/15	—%[4]		1.0000%	$(5,716)	$5,041	$(675)	0.5620%
Deutsche Bank AG	USD	150,000	03/20/16	—	[5]	1.0000	2,683	(1,510)	1,173	1.2210%
Merrill Lynch International	USD	150,000	03/20/16	—	[6]	1.0000	763	(385)	378	1.0610%
							$(2,270)	$3,146	$876

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Pfizer Inc. 4.650% bond, due 03/01/18.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/1/25.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers Cos Inc 5.900%, due 06/02/19.

Currency type abbreviation:
USD	United States Dollar

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$9,261,980	$—	$9,261,980
Asset-backed securities	—	452,715	—	452,715
Commercial mortgage-backed securities	—	3,695,981	—	3,695,981
Mortgage & agency debt securities	—	19,703,740	—	19,703,740
Municipal bonds	—	526,560	—	526,560
US government obligations	—	7,040,663	—	7,040,663
Supranational bond	—	110,145	—	110,145
Investment companies	—	2,096,078	—	2,096,078
Short-term investment	—	3,787,772	—	3,787,772
Investment of cash collateral from securities loaned	—	151,087	—	151,087
Other financial instruments[1]	26,859	(88,100)	—	(61,241)
Total	$26,859	$46,738,621	$—	$46,765,480

1	Other financial instruments include open futures contracts, swap agreements and forward foreign currency contracts.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Broadcasting	0.81%
Building materials	0.95
Building products	0.94
Cable TV	0.12
Capital markets	2.08
Chemicals	0.82
Commercial banks	10.86
Consumer finance	2.38
Containers & packaging	0.42
Diversified financial services	6.01
Electric utilities	1.97
Food products	0.18
Health care providers & services	0.32
Hotels, restaurants & leisure	2.06
Household durables	0.12
Household products	0.63
Insurance	1.04
Leisure equipment & products	0.34
Machinery	0.47
Media	0.62
Metals & mining	1.06
Office electronics	0.40
Oil, gas & consumable fuels	6.91
Paper & forest products	1.10
Road & rail	0.11
Specialty retail	2.12
Textiles, apparel & luxury goods	0.23
Tobacco	0.67
Transportation infrastructure	0.78
Wireless telecommunication services	2.18
Total corporate bonds	48.70%
Asset-backed securities	3.75
Collateralized debt obligation	0.54
Commercial mortgage-backed securities	9.26
Mortgage & agency debt securities	3.35
Municipal bonds	4.57
US government obligations	2.97
Non-US government obligations	1.39
Total bonds	74.53%
Preferred stock	0.24
Investment companies
UBS High Yield Relationship Fund	3.53
UBS Opportunistic Emerging Markets Debt Relationship Fund	15.08
Total investment companies	18.61%
Short-term investment	11.35
Options purchased	1.62
Total investments	106.35%
Liabilities, in excess of cash and other assets	(6.35)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Fixed Income Opportunities Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Bonds — 74.53%
Corporate bonds — 48.70%
Australia — 1.24%
Leighton Finance Ltd.,
9.500%, due 07/28/14	AUD	500,000	$535,204
Sydney Airport Finance Co. Pty Ltd.,
8.000%, due 07/06/15	500,000		521,975
Total Australia corporate bonds			1,057,179
Brazil — 0.94%
Petrobras International Finance Co.,
5.375%, due 01/27/21	$800,000		802,414
Canada — 1.14%
ING Bank of Canada,
4.300%, due 12/05/16	CAD	150,000	146,209
Rogers Communications, Inc.,
5.340%, due 03/22/21	800,000		822,313
Total Canada corporate bonds			968,522
France — 0.29%
BNP Paribas,
3.600%, due 02/23/16		$250,000	250,424
Germany — 0.94%
HeidelbergCement Finance BV,
8.500%, due 10/31/19	500,000		802,490
Greece — 0.82%
OTE PLC
3.750%, due 11/11/11	500,000		700,688
Ireland — 1.64%
Allied Irish Banks PLC,
1.072%, due 04/11/12[1]	EUR	200,000	226,752
1.248%, due 09/15/11[1]	250,000		302,926
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[2]	250,000		362,272
Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[3]	$250,000		237,506
4.000%, due 01/28/15	EUR	250,000	268,914
Total Ireland corporate bonds			1,398,370
Luxembourg — 1.19%
ArcelorMittal,
5.500%, due 03/01/21	$400,000		394,163
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[2]	EUR	200,000	289,109
Wind Acquisition Finance SA,
11.750%, due 07/15/17[2]	200,000		328,081
Total Luxembourg corporate bonds			1,011,353
Portugal — 1.03%
EDP Finance BV,
4.900%, due 10/01/19[3]	$1,000,000		872,866
Russia — 0.67%
Gazprom OAO Via Morgan Stanley Bank AG
9.625%, due 03/01/13[2]	500,000		568,000
South Africa — 1.02%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	500,000		507,167
Edcon Proprietary Ltd.,
4.423%, due 06/15/14[1,2]	EUR	300,000	363,512
			870,679

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
Spain — 0.74%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[3]		$650,000	$628,583
United Kingdom — 5.79%
Barclays Bank PLC,
5.140%, due 10/14/20		1,000,000	946,318
CEVA Group PLC,
8.500%, due 12/01/14[2]	EUR	500,000	666,084
FCE Bank PLC,
7.125%, due 01/15/13		500,000	744,030
Ineos Group Holdings PLC,
7.875%, due 02/15/16[2]		500,000	692,657
Lloyds TSB Bank PLC,
6.375%, due 01/21/21		$250,000	260,524
6.500%, due 03/24/20	EUR	1,000,000	1,347,115
Virgin Media Finance PLC,
9.125%, due 08/15/16		$250,000	265,000
Total United Kingdom corporate bonds			4,921,728
United States — 31.25%
Ally Financial, Inc.,
3.443%, due 12/01/12[4]		100,000	93,625
6.625%, due 05/15/12		250,000	257,641
Anadarko Petroleum Corp.,
8.700%, due 03/15/19		600,000	734,921
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14		250,000	269,375
Bunge Ltd. Finance Corp.,
4.100%, due 03/15/16		150,000	150,373
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17		750,000	852,187
Cemex Finance LLC,
9.500%, due 12/14/16[3]		750,000	808,125
Cequel Communications Holdings I LLC,
8.625%, due 11/15/17[3]		100,000	104,250
Chesapeake Energy Corp.,
6.500%, due 08/15/17		250,000	270,312
CIT Group, Inc.,
7.000%, due 05/01/13		131,179	133,639
Citigroup, Inc.,
4.750%, due 05/31/17[1]	EUR	1,000,000	1,349,906
5.000%, due 09/15/14		750,000	783,152
DISH DBS Corp.,
6.625%, due 10/01/14		$250,000	264,687
El Paso Corp.,
7.800%, due 08/01/31	EUR	600,000	665,617
Exelon Generation Co. LLC,
6.200%, due 10/01/17		400,000	443,088
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14		500,000	567,580
12.000%, due 05/15/15		250,000	314,663
Fortune Brands, Inc.,
5.375%, due 01/15/16		250,000	265,469
6.375%, due 06/15/14		250,000	274,171
GenOn Americas Generation LLC,
8.500%, due 10/01/21		350,000	364,000

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
United States — (continued)
Genworth Financial, Inc.,
7.625%, due 09/24/21	$250,000		$250,800
Georgia-Pacific LLC,
5.400%, due 11/01/20[3]		950,000	938,099
Goldman Sachs Group, Inc.,
4.100%, due 11/03/15	CAD	330,000	336,760
Hertz Corp.,
8.875%, due 01/01/14	$91,000		93,275
Home Depot, Inc.,
5.950%, due 04/01/41	CAD	1,000,000	997,214
HSBC USA, Inc.,
5.000%, due 09/27/20		750,000	736,417
International Lease Finance Corp.,
5.000%, due 09/15/12		700,000	710,850
JC Penney Corp., Inc.,
7.650%, due 08/15/16		400,000	442,000
JP Morgan Chase Capital XXVII,
7.000%, due 11/01/39		1,000,000	1,030,376
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		750,000	786,563
Marathon Petroleum Corp.,
5.125%, due 03/01/21[3]		250,000	251,996
Merrill Lynch & Co., Inc.,
6.050%, due 05/16/16		1,350,000	1,426,800
6.400%, due 08/28/17		1,000,000	1,090,078
MGM Resorts International,
13.000%, due 11/15/13		750,000	900,938
Morgan Stanley,
4.750%, due 04/01/14		250,000	260,504
5.750%, due 01/25/21		250,000	252,324
6.250%, due 08/28/17		500,000	543,443
7.300%, due 05/13/19		500,000	562,379
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39[3]		250,000	304,026
Pacific Life Insurance Co.,
9.250%, due 06/15/39[3]		250,000	328,610
Petrohawk Energy Corp.,
7.250%, due 08/15/18[3]		1,000,000	1,030,000
Plains Exploration & Production Co.,
7.000%, due 03/15/17		750,000	774,375
Quiksilver, Inc.,
6.875%, due 04/15/15		200,000	197,000
Reynolds American, Inc.,
6.750%, due 06/15/17		500,000	571,776
Reynolds Group Issuer LLC,
6.875%, due 02/15/21[3]		100,000	100,750
SLM Corp.,
1.343%, due 11/15/11[1]	EUR	100,000	138,422
5.400%, due 10/25/11	$500,000		510,138
Springleaf Finance Corp.,
5.625%, due 08/17/11		50,000	50,063
Tyco International Finance SA
4.625%, due 01/15/23		400,000	399,650
Univision Communications, Inc.,
7.875%, due 11/01/20[3]		400,000	423,000
12.000%, due 07/01/14[3]		250,000	270,000
Wachovia Capital Trust III,
5.570%, due 03/15/11[1,5]		300,000	275,250
Wells Fargo & Co.,
3.676%, due 06/15/16		300,000	301,773

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
United States — (concluded)
Xerox Corp.,
6.750%, due 02/01/17		$300,000	$344,448
Total United States corporate bonds			26,596,878
Total corporate bonds (cost $40,929,472)			41,450,174
Asset-backed securities — 3.40%
United Kingdom — 0.52%
Fosse Master Issuer PLC,
Series 2006-1A, Class A2,
0.363%, due 10/18/54[1,3]		41,123	41,105
Permanent Financing PLC,
Series 6, Class 5A2,
0.968%, due 06/10/42[1,2,6]	GBP	250,000	398,470
Total United Kingdom asset-backed securities			439,575
United States — 2.88%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A3,
0.430%, due 04/25/36[1]		$416,288	347,212
Arkle Master Issuer PLC,
Series 2006-1A, Class 4A1,
0.404%, due 02/06/52[1,3]		400,000	399,320
Capital One Multi-Asset Execution Trust,
Series 2006-C1, Class C,
0.545%, due 03/17/14[1]		250,000	249,775
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF10, Class A4,
0.570%, due 11/25/35[1]		1,335,423	1,144,182
MBNA Master Credit Card Trust,
Series 2001-C, Class C,
7.100%, due 09/15/13[3]		309,000	309,690
Total United States asset-backed securities			2,450,179
Total asset-backed securities (cost $3,213,103)			2,889,754
Collateralized debt obligation — 0.54%
United States — 0.54%
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.237%, due 12/16/15[1,3,7]		500,000	460,000
(cost $457,829)
Commercial mortgage-backed securities — 9.26%
United States — 9.26%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.699%, due 04/10/49[1]		500,000	491,037

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class AM,
5.347%, due 12/10/46	150,000	$147,254
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AM,
5.816%, due 05/15/46[1]	400,000	384,722
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	350,000	364,644
Series 2007-C1, Class AM,
5.606%, due 12/10/49[1]	1,000,000	939,877
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	500,000	497,324
Series 2007-GG11, Class AM,
5.867%, due 12/10/49[1]	500,000	492,161
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.808%, due 08/10/45[1]	775,000	822,845
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class AM,
5.818%, due 06/15/49[1]	1,000,000	947,425
Series 2007-LD12, Class A4,
5.882%, due 02/15/51[1]	225,000	240,888
Morgan Stanley Capital I,
Series 2006-HQ8, Class A3,
5.455%, due 03/12/44[1]	700,778	711,466
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.808%, due 08/12/45[1,3]	700,000	716,964
TrizecHahn Office Properties,
Series 2001-TZHA, Class B4,
6.718%, due 05/15/16[3]	182,918	183,559
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.900%, due 02/15/51[1]	1,000,000	943,472
Total commercial mortgage-backed securities (cost $7,989,658)		7,883,638

Mortgage & agency debt securities — 3.70%
United Kingdom — 0.35%
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.641%, due 10/15/54[1,3,8]	300,000	299,999
United States — 3.35%
Federal Home Loan Bank of Chicago,
5.625%, due 06/13/16	500,000	548,200
Federal Home Loan Mortgage Corp.,[9]
2.000%, due 04/27/12	400,000	400,505
Federal National Mortgage Association,[9]
4.592%, due 10/09/19[4]	2,250,000	1,528,594
5.116%, due 05/15/30	1,000,000	369,595
Total United States mortgage & agency debt securities		2,846,894
Total mortgage & agency debt securities (cost $3,148,051)		3,146,893

Municipal bonds — 4.57%
American Municipal Power-Ohio, Inc., Revenue Bonds,
Series 2010, Class B,
7.834%, due 02/15/41	250,000	$279,453
Commonwealth of Pennsylvania, GO Unlimited,
Series 2010,
5.850%, due 07/15/30	500,000	502,115
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	250,000	202,207
Los Angeles Unified School District, Series 2010,
6.758%, due 07/01/34	500,000	523,300
New York City Transitional Finance Authority, Series 2010,
5.267%, due 05/01/27	250,000	256,470
Port Authority of New York & New Jersey, Series 2009,
6.040%, due 12/01/29	250,000	255,327

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
United States—(concluded)
State of California, GO bonds,
7.300%, due 10/01/39		800,000	$849,024
State of Illinois, GO bonds,
Series 2010, 4.421%, due 01/01/15		225,000	224,609
5.365%, due 03/01/17		800,000	796,040
Total municipal bonds (cost $3,849,670)			3,888,545

US government obligations — 2.97%
U.S. Treasury Bonds,
PO, 4.706%, due 05/15/40[4]		6,000,000	1,490,376
4.750%, due 02/15/41		1,000,000	1,039,375
Total US government obligations (cost $2,614,886)			2,529,751

Non-US government obligations — 1.39%
Greece — 0.80%
Hellenic Republic Government Bond,
4.300%, due 03/20/12	EUR	250,000	323,121
5.350%, due 05/18/11		250,000	353,408
			676,529
Russia — 0.59%
Federation of Russia,
3.625%, due 04/29/15[2]	$500,000		505,750
Total Non-US government obligations (cost $1,149,035)			1,182,279
Total bonds (cost $63,051,704)			63,431,034

		Shares
Preferred stock — 0.24%
GMAC Capital Trust I*1
(cost $200,000)		8,000	$204,000
Investment companies — 18.61%
UBS High Yield Relationship Fund*10		109,055	3,006,642
UBS Opportunistic Emerging Markets Debt Relationship Fund*10		757,924	12,833,473
Total investment companies (cost $15,500,000)			15,840,115

Short-term investment — 11.35%
Investment company — 11.35%
UBS Cash Management Prime Relationship Fund[10]
(cost $9,656,635)		9,656,635	9,656,635

		Number of contracts
Options purchased — 1.62%
Call options — 0.11%
10 Year US Treasury Notes, strike @ USD 121.00, expires April 2011*		95	16,328
2 Year US Treasury Notes, strike @ USD 108.75, expires May 2011*		31	28,094
5 Year US Treasury Notes, strike @ USD 118.00, expires May 2011*		102	35,062
90 Day Euro-Dollar Future Mid-Curve, strike @ USD 99.00, expires April 2011*		382	16,713

Put options — 0.77%
2 Year US Treasury Notes, strike @ USD 108.75, expires April 2011*		400	50,000
2 Year US Treasury Notes, strike @ USD 108.75, expires May 2011*		31	8,719
90 Day Euro-Dollar Time Deposit, strike @ USD 98.25, expires December 2011*		160	9,000
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012*		130	184,437
90 Day Euro-Dollar Time Deposit, strike @ USD 98.50, expires September 2011*		160	5,000
90 Day Euro-Dollar Future Mid-Curve, strike @ USD 98.25, expires April 2011*		248	1,550
90 Day Euro-Dollar Future Mid-Curve, strike @ USD 98.25, expires December 2011*		160	205,000
90 Day Euro-Dollar Future Mid-Curve, strike @ USD 98.50, expires September 2011*		160	142,000
90 Day Euro-Dollar Future Mid-Curve, strike @ USD 98.75, expires April 2011*		248	46,500

		Notional Amount
Options purchased on interest rate swaps — 0.74%
Expiring 09/23/11. If exercised the Fund pays semi annually 3.716% and receives quarterly floating 3 month LIBOR terminating 09/27/21. European style. Counterparty: Merrill Lynch International*		18,625,000	511,797
Expiring 11/02/15. If exercised the Fund pays semi annually 6.000% and receives quarterly floating 3 month LIBOR terminating 11/04/25. European style. Counterparty: Deutsche Bank AG*		3,050,000	122,038
Total options purchased (cost $1,717,026)			1,382,238
Total investments — 106.35% (cost $90,125,365)			90,514,022
Liabilities, in excess of cash and other assets — (6.35) %			(5,404,114)
Net assets 100.00%			$85,109,908

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,177,329
Gross unrealized depreciation	(788,672)
Net unrealized appreciation of investments	$388,657

*	Non-income producing security.
1	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $4,173,935 or 4.90% of net assets.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $8,708,448 or 10.23% of net assets.

4	Rate shown reflects annualized yield at March 31, 2011 on zero coupon bond.
5	Perpetual bond security. The maturity date reflects the next call date.
6	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
7	Security is illiquid. At March 31, 2011, the value of these securities amounted to $460,000 or 0.54% of net assets.
8	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of these securities amounted to $299,999 or 0.35% of net assets.
9

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		period	period	the period	period		period
	Value	ended[1]	ended[1]	ended[1]	ended[1]	Value	ended[1]
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$—	$38,279,879	$28,623,244	$—	$—	$9,656,635	$3,277
UBS High Yield Relationship Fund	—	3,000,000	—	—	6,642	3,006,642	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	—	12,500,000	—	—	333,473	12,833,473	—
	$—	$53,779,879	$28,623,244	$—	$340,115	$25,496,750	$3,277

1	For the period November 29, 2010 (commencement of operations) through March 31, 2011.

CDO	Collateralized Debt obligations
GE	General Electric
GMAC	General Motors Acceptance Corp.
GO	General Obligation
PO

Principal only security — This security entitles the holder to receive the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Re-REMIC	Combined Real Estate Mortgage Investment Conduits

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Fixed Income Opportunities Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	1,045,000	USD	1,035,254	06/01/11	$(37,574)
JPMorgan Chase Bank	CAD	310,000	USD	313,246	06/01/11	(6,124)
JPMorgan Chase Bank	EUR	7,440,000	USD	10,205,248	06/01/11	(327,263)
JPMorgan Chase Bank	GBP	630,000	USD	1,018,108	06/01/11	8,247
JPMorgan Chase Bank	JPY	47,300,000	USD	570,403	06/01/11	1,553
JPMorgan Chase Bank	USD	319,385	CAD	310,000	06/01/11	(14)
JPMorgan Chase Bank	USD	615,586	GBP	380,000	06/01/11	(6,463)
Net unrealized depreciation on forward foreign currency contracts						$(367,638)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Futures contracts

UBS Fixed Income Opportunities Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 48 contracts (USD)	June 2011	$5,849,538	$5,931,000	$81,462
2 Year US Treasury Notes, 224 contracts (USD)	June 2011	48,846,175	48,860,000	13,825
10 Year US Treasury Notes, 11 contracts (USD)	June 2011	1,309,120	1,309,344	224
US Treasury futures sell contracts:
US Long Bond, 41 contracts (USD)	June 2011	(4,986,958)	(4,927,688)	59,270
2 Year US Treasury Notes, 17 contracts (USD)	June 2011	(3,707,828)	(3,708,125)	(297)
5 Year US Treasury Notes, 70 contracts (USD)	June 2011	(8,259,889)	(8,175,234)	84,655
10 Year US Treasury Notes, 57 contracts (USD)	June 2011	(6,778,410)	(6,784,781)	(6,371)
Interest rate futures buy contracts:
3 Months Euro Euribor, 29 contracts (EUR)	September 2011	10,108,205	10,085,645	(22,560)
90 Day Euro-Dollar Futures, 120 contracts (USD)	March 2015	28,784,066	28,791,000	6,934
30 Day Fed Fund Futures, 52 contracts (USD)	April 2011	21,634,835	21,642,398	7,563
Interest rate futures sell contracts:
1 Month Euro-Dollar Futures, 2 contracts (USD)	April 2011	(498,618)	(498,788)	(170)
90 Day Euro-Dollar Futures, 40 contracts (USD)	September 2011	(9,948,860)	(9,954,000)	(5,140)
90 Day Euro-Dollar Futures, 120 contracts (USD)	March 2013	(29,361,705)	(29,326,500)	35,205
Japanese 10 Year Bond, 6 contracts (JPY)	June 2011	(10,008,800)	(10,066,121)	(57,321)
Net unrealized appreciation on futures contracts				$197,279

Currency type abbreviations:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Options Written

UBS Fixed Income Opportunities Fund had the following open options written as of March 31, 2011:

	Expiration date	Premiums received	Value
Call options
90 Day Euro-Dollar Future Mid-Curve, 382 contracts, strike @ USD 99.00	June 2011	$175,577	$(81,175)
Put options
90 Day Euro-Dollar Future Mid-Curve, 160 contracts strike @ USD 97.50	September 2011	61,940	(34,000)
90 Day Euro-Dollar Future Mid-Curve, 160 contracts strike @ USD 97.25	December 2011	91,190	(75,000)
2 Year US Treasury Notes, 400 contracts, strike @ USD 108.250	May 2011	11,608	(12,500)
90 Day Euro-Dollar Time Deposit, 160 contracts, strike @ USD 99.500	September 2011	69,440	(38,000)
90 Day Euro-Dollar Time Deposit, 160 contracts, strike @ USD 99.250	December 2011	72,690	(54,000)
90 Day Euro-Dollar Time Deposit, 130 contracts, strike @ USD 96.000	December 2012	58,045	(51,188)
90 Day Euro-Dollar Future Mid-Curve, 496 contracts, strike @ USD 98.500	April 2011	60,264	(21,700)
Options written on interest rate swaps
If option exercised the Fund pays semi annually 7.250% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 3,050,000	November 2015	63,135	(75,394)
If option exercised the Fund pays semi annually 8.760% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 3,050,000	November 2015	38,735	(38,804)
Receiver options written on credit default swap on credit indices
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 15 Index and Fund pays fixed rate of 5.000%.Underlying credit default swap terminating 12/20/15. European style. Counterparty: Deutsche Bank, Notional Amount USD 12,000,000	December 2015	288,000	(254,862)
Total options written		$990,624	$(736,623)

Currency type abbreviations:

USD	United States Dollar

Written option activity for the period ended March 31, 2011 for UBS Fixed Income Opportunities Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2010	—	$—
Options written	4,673	1,069,154
Options terminated in closing purchase transactions	(2,625)	(468,400)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2011	2,048	$600,754

Swaption activity for the period ended March 31, 2011 for UBS Fixed Income Opportunity Fund was as follows:

Swaptions outstanding at June 30, 2010	$—
Swaptions written	422,695
Swaptions terminated in closing purchase transactions	(32,825)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2011	$389,870

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

UBS Fixed Income Opportunities Fund had outstanding currency swap agreements with the following terms as of March 31, 2011:

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made) /		appreciation/
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	(depreciation)
Deutsche Bank AG	EUR	1,964,250	USD	2,700,000	03/16/20	0.9950%[1]		0.3028%[2]		$1,551	$(77,506)	$(75,955)
Deutsche Bank AG	EUR	2,701,397	USD	3,500,000	01/13/21	0.9950	[1]	0.3028	[2]	—	(306,727)	(306,727)
Deutsche Bank AG	USD	2,700,000	EUR	1,964,250	03/16/40	0.3028	[2]	0.9950	[1]	(16,829)	62,575	45,746
Deutsche Bank AG	USD	3,500,000	EUR	2,701,397	01/13/41	0.3028	[2]	0.9950	[1]	—	301,935	301,935
Merrill Lynch International	CAD	3,322,400	USD	3,404,447	03/16/40	1.2914	[3]	0.3028	[2]	(68,304)	(22,136)	(90,440)
Merrill Lynch International	USD	3,404,447	CAD	3,322,400	03/16/20	0.3028	[2]	1.2914	[3]	76,989	17,358	94,347
Morgan Stanley	AUD	2,060,000	USD	2,000,000	10/06/40	4.9600	[4]	0.3028	[2]	13,738	(118,865)	(105,127)
Morgan Stanley	USD	2,000,000	AUD	2,060,000	10/06/20	0.3028	[2]	4.9600	[4]	9,738	135,461	145,199
										$16,883	$(7,905)	$8,978

1	Rate based on 3 month EURIBOR.
2	Rate based on 3 month USD LIBOR.
3	Rate based on 3 month Canada Bankers Acceptances.
4	Rate based on 3 month BBSW.

BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
LIBOR	London Interbank Offered Rate

Currency tpe abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

UBS Fixed Income Opportunities Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2011:

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]		Upfront payments (made) / received	Value	Unrealized appreciation / (depreciation)
Deutsche Bank AG	AUD	2,840,000	02/11/21	5.1300%[2]		6.585%		$—	$14,246	$14,246
Deutsche Bank AG	CAD	5,750,000	10/03/13	1.2914	[3]	1.8750		34,361	(60,486)	(26,125)
Deutsche Bank AG	CAD	5,150,000	10/03/16	2.4850		1.2914	[3]	(93,265)	184,106	90,841
Deutsche Bank AG	CAD	1,400,000	10/03/21	1.2914	[3]	3.2600		39,270	(84,544)	(45,274)
Deutsche Bank AG	EUR	4,060,000	03/15/16	1.2040	[4]	2.9300		—	(32,520)	(32,520)
Deutsche Bank AG	EUR	3,600,000	01/13/22	1.2040	[4]	3.5250		7,412	(144,371)	(136,959)
Deutsche Bank AG	EUR	1,700,000	01/13/42	3.5500		1.2040	[4]	—	162,662	162,662
Deutsche Bank AG	KRW	2,585,000,000	01/26/21	4.8100		—	[5]	—	(11,025)	(11,025)
Deutsche Bank AG	USD	65,600,000	03/31/13	1.1330		0.3028	[6]	10,000	(113,767)	(103,767)
Deutsche Bank AG	USD	6,250,000	10/05/13	1.1250		0.3028	[6]	(12,500)	44,460	31,960
Deutsche Bank AG	USD	3,000,000	12/15/15	1.5210		0.3028	[6]	(41,000)	91,221	50,221
Deutsche Bank AG	USD	4,950,000	10/05/16	0.3028	[6]	2.1200		54,000	(162,009)	(108,009)
Deutsche Bank AG	USD	1,250,000	09/23/20	2.6900		0.3028	[6]	(23,000)	79,250	56,250
Deutsche Bank AG	USD	1,350,000	10/05/21	2.9750		0.3028	[6]	(45,000)	93,096	48,096
Deutsche Bank AG	USD	1,450,000	02/15/36	3.6300		0.3028	[6]	(50,000)	131,333	81,333
Deutsche Bank AG	USD	2,750,000	05/15/38	4.4125		0.3028	[6]	—	(61,499)	(61,499)
Deutsche Bank AG	USD	875,000	05/15/40	3.4700		0.3028	[6]	(157,000)	219,758	62,758
Deutsche Bank AG	USD	695,000	05/15/40	4.5600		0.3028	[6]	—	(3,648)	(3,648)
Deutsche Bank AG	USD	1,250,000	09/17/40	3.4730		0.3028	[6]	(83,000)	168,480	85,480
JPMorgan Chase Bank	AUD	2,585,000	01/27/21	5.1300	[2]	6.4650		—	2,835	2,835
JPMorgan Chase Bank	AUD	5,000,000	01/28/21	5.1300	[2]	6.0650		—	34,427	34,427
JPMorgan Chase Bank	AUD	2,680,000	01/28/41	5.7450		5.1300	[2]	—	(31,763)	(31,763)
JPMorgan Chase Bank	CAD	6,125,000	02/11/14	1.2914	[3]	2.7750		—	10,767	10,767
JPMorgan Chase Bank	CAD	4,950,000	03/11/16	2.7950		1.2914	[3]	—	28,587	28,587
JPMorgan Chase Bank	CAD	5,490,000	02/11/17	3.5000		1.2914	[3]	—	(16,963)	(16,963)
JPMorgan Chase Bank	CAD	1,550,000	02/11/22	1.2914	[3]	4.1450		—	5,880	5,880
JPMorgan Chase Bank	EUR	1,180,000	12/17/15	1.2040	[4]	2.6375		—	(21,733)	(21,733)
JPMorgan Chase Bank	USD	4,120,000	12/08/15	1.8050		0.3028	[6]	(3,500)	66,268	62,768
JPMorgan Chase Bank	USD	4,500,000	02/18/16	2.5320		0.3028	[6]	—	(48,577)	(48,577)
JPMorgan Chase Bank	USD	4,490,000	12/08/20	0.3028	[6]	3.1250		—	(95,220)	(95,220)
JPMorgan Chase Bank	USD	1,140,000	12/08/40	3.9970		0.3028	[6]	—	38,822	38,822
Merrill Lynch International	AUD	175,000	02/15/21	5.1300	[2]	6.6350		—	1,165	1,165
Merrill Lynch International	CAD	1,340,000	12/15/15	2.6770		1.2914	[3]	—	6,344	6,344
Merrill Lynch International	CAD	1,200,000	02/04/21	3.7250		1.2914	[3]	—	(3,105)	(3,105)
Merrill Lynch International	CAD	1,500,000	02/04/31	1.2914	[3]	4.3100		—	2,636	2,636
Merrill Lynch International	CAD	600,000	02/04/41	4.2075		1.29143		—	(2,336)	(2,336)
Merrill Lynch International	JPY	841,000,000	04/26/13	—	[7]	0.4512		—	9,364	9,364
Merrill Lynch International	JPY	676,000,000	04/26/16	0.7062		—	[7]	—	(28,278)	(28,278)
Merrill Lynch International	JPY	176,000,000	04/26/21	—	[7]	1.3337		—	4,183	4,183
Merrill Lynch International	KRW	3,015,000,000	02/11/21	4.8400		—	[5]	—	(15,585)	(15,585)
Merrill Lynch International	USD	6,580,000	02/15/14	2.2120		0.3028	[6]	—	(38,238)	(38,238)
Merrill Lynch International	USD	5,310,000	02/15/17	0.3028	[6]	3.4630		—	83,390	83,390
Merrill Lynch International	USD	15,650,000	03/21/18	2.7625		0.3028	[6]	—	226,522	226,522
Merrill Lynch International	USD	8,200,000	06/20/18	3.4025		0.3028	[6]	—	(136,712)	(136,712)
Merrill Lynch International	USD	9,800,000	09/27/21	0.3028	[6]	3.7160		—	(49,445)	(49,445)
Merrill Lynch International	USD	1,510,000	02/15/22	4.2965		0.3028	[6]	—	(41,702)	(41,702)
Merrill Lynch International	USD	3,670,000	02/17/41	4.4225		0.3028	[6]	—	(116,083)	(116,083)
Morgan Stanley	EUR	550,000	10/10/21	1.2040	[4]	2.8010		34,251	(64,153)	(29,902)
Morgan Stanley	EUR	250,000	10/10/41	2.8550		1.2040	[4]	(29,658)	65,093	35,435
Morgan Stanley	USD	3,500,000	09/23/20	2.6900		0.3028	[6]	(60,500)	221,899	161,399
								$(419,129)	$613,032	$193,903

1	Payments made or received are based on the notional amount.
2	Rate based on 6 month BBSW
3	Rate based on 3 month Canada Bankers Acceptances
4	Rate based on 6 month EURIBOR.
5	Rate based on 3 month KORIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of March 31, 2011.
6	Rate based on 3 month LIBOR (USD BBA).
7	Rate based on 6 month LIBOR (JPY BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of March 31, 2011.

BBA	British Banking Association
EURIBOR	Euro Interbank Offered Rate
KORIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
KRW	Korean Won
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Credit default swaps on credit indices — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund	Upfront payments received / (made)	Value	Unrealized appreciation / (depreciation)
Deutsche Bank	EUR	6,000,000	12/20/15	1.0000%	—%[3]	$11,163	$(12,595)	$(1,432)
Deutsche Bank	USD	9,000,000	12/20/15	5.0000	—%[4]	1,172,611	—	1,172,611
Deutsche Bank	USD	12,000,000	12/20/15	5.0000	—%[5]	610,458	(473,015)	137,443
Merrill Lynch International	EUR	1,800,000	12/20/15	1.0000	—%[3]	6,873	(3,778)	3,095
Merrill Lynch International	USD	2,500,000	12/20/15	5.0000	—%[4]	323,750	(326,235)	(2,485)
Merrill Lynch International	USD	1,500,000	12/20/15	1.0000	—%[6]	(70,295)	28,631	(41,664)
Morgan Stanley	EUR	5,000,000	12/20/15	1.0000	—%[3]	(24,437)	(10,496)	(34,933)
Morgan Stanley	USD	10,000,000	12/20/15	1.0000	—%[7]	61,257	(79,662)	(18,405)
						$2,091,380	$(877,150)	$1,214,230

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Itraxx Europe Main Series 14 Index.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.EM Series 14 Index.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.NA.HY Series 15 Index.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to MCDX.NA.Series 15 Index
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.NA.IG Series 15 Index.

Currency type abbreviation:
EUR	Euro
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

UBS Fixed Income Opportunities Fund had outstanding credit deafult swap agreements on corporate  issues with the following terms as of March 31, 2011:

Credit default swaps on corporate issues — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	EUR	1,500,000	03/20/14	5.0000%	—%	[3]	$236,056	$(220,124)	$15,932
Deutsche Bank AG	USD	2,250,000	03/20/14	1.0000	—	[4]	16,250	(19,412)	(3,162)
Deutsche Bank AG	USD	1,515,000	03/20/14	1.0000	—	[5]	13,182	(16,967)	(3,785)
Deutsche Bank AG	USD	1,225,000	03/20/16	1.0000	—	[6]	(16,926)	19,114	2,188
Merrill Lynch International	USD	650,000	03/20/16	1.0000	—	[7]	2,892	(463)	2,429
Merrill Lynch International	USD	400,000	03/20/16	1.0000	—	[8]	(12,191)	14,534	2,343
Morgan Stanley	EUR	500,000	12/20/15	1.0000	—	[9]	(6,369)	(3,241)	(9,610)
							$232,894	$(226,559)	$6,335

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc 6.500% bond, due 09/01/25.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial Inc. 4.500% bond, due 07/15/13
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp. 6.750% bond, due 05/15/18
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JC Penney Corp., Inc., 6.375% bond, due 10/15/36
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Saint Gobain Neder NV 5.000% bond, due 04/25/14.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

Credit default swaps on corporate and sovereign issues — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Deutsche Bank AG	EUR	1,000,000	03/20/16	—	[4]	5.0000%	$(190,725)	$176,279	$(14,446)	2.2210%
Deutsche Bank AG	USD	500,000	12/20/15	—	[5]	1.0000	24,022	(9,122)	14,900	1.2660
Deutsche Bank AG	USD	1,500,000	03/20/16	—	[6]	1.0000	33,597	(26,855)	6,742	1.3890
Deutsche Bank AG	USD	1,225,000	03/20/16	—	[5]	1.0000	30,738	(26,446)	4,292	1.4710
Deutsche Bank AG	USD	1,000,000	03/20/16	—	[7]	1.0000	17,886	(10,064)	7,822	1.2210
Deutsche Bank AG	USD	200,000	03/20/16	—	[8]	1.0000	27,531	(36,089)	(8,558)	5.6900
JPMorgan Chase Bank	EUR	900,000	03/20/16	—	[9]	1.0000	47,675	(68,011)	(20,336)	2.2170
Merrill Lynch International	EUR	900,000	03/20/16	—	[10]	1.0000	36,430	(36,409)	21	1.6460
Merrill Lynch International	USD	650,000	03/20/16	—	[11]	1.0000	3,326	(1,671)	1,655	1.0610
Morgan Stanley	EUR	500,000	12/20/15	—	[12]	1.0000	15,197	(5,726)	9,471	1.1920
Morgan Stanley	USD	5,250,000	03/20/16	—	[13]	1.0000	(64,257)	15,147	(49,110)	0.9450
							$(18,580)	$(28,967)	$(47,547)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife Inc.5.000% bond, due 06/15/15.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
7	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/1/25.
8	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Portugal Obrigacoes do Tesouro OT 5.450% bond, due 09/23/13
9	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Renault SA 2.647% bond, due 08/04/14
10	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
11	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers Cos Inc. 5.900% bond, due 06/02/19.
12	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxembourg SA 4.375% bond, due 12/09/14.
13	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Fixed Income Opportunities Fund

Portfolio of Investments – March 31, 2011 (unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$41,450,174	$—	$41,450,174
Asset-backed securities	—	2,889,754	—	2,889,754
Collateralized debt obligation	—	—	460,000	460,000
Commercial mortgage-backed securities	—	7,883,638	—	7,883,638
Mortgage & agency debt securities	—	3,146,893	—	3,146,893
Municipal bonds	—	3,888,545	—	3,888,545
US government obligations	—	2,529,751	—	2,529,751
Non-US government obligations	—	1,182,279	—	1,182,279
Preferred stock	204,000	—	—	204,000
Investment companies	—	15,840,115	—	15,840,115
Short-term investment	—	9,656,635	—	9,656,635
Options purchased	748,403	633,835	—	1,382,238
Other financial instruments[1]	(170,284)	(1,264,247)	—	(1,434,531)
Total	$782,119	$87,837,372	$460,000	$89,079,491

1       Other financial instrument includes futures contracts, swap agreements, options written, and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$—	$—
Purchases	455,500	455,500
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	2,329	2,329
Total realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	2,171	2,171
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$460,000	$460,000

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $2,171.

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Chemicals	0.46%
Commercial banks	10.92
Commercial services & supplies	0.30
Construction & engineering	0.44
Construction materials	0.30
Diversified financial services	7.33
Diversified telecommunication services	1.75
Electric utilities	0.48
Gas utilities	0.45
Health care equipment & supplies	0.33
Insurance	0.77
Leisure equipment & products	0.31
Media	1.83
Metals & mining	0.32
Oil, gas & consumable fuels	1.44
Thrifts & mortgage finance	3.79
Tobacco	1.85
Wireless telecommunication services	1.18
Total corporate bonds	34.25%
Asset-backed securities	2.28
Collateralized debt obligations	1.82
Commercial mortgage-backed security	2.32
Mortgage & agency debt securities	8.08
US government obligations	6.57
Non-US government obligations	33.65
Supranational bonds	4.17
Total bonds	93.14%
Short-term investment	2.04
Total investments	95.18%
Cash and other assets, less liabilities	4.82
Net assets	100.00%

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Bonds—93.14%
Corporate bonds—34.25%
Australia—0.45%
Westpac Banking Corp.,
4.200%, due 02/27/15		$70,000	$73,245

Cayman Islands—0.32%
Vale Overseas Ltd.,
5.625%, due 09/15/19		50,000	52,361

France—2.56%
AXA SA,
6.667%, due 07/06/16[1,2]	GBP	50,000	73,192
CM-CIC Covered Bonds,
4.375%, due 03/17/21	EUR	100,000	140,680
Compagnie de Financement Foncier,
4.000%, due 07/21/11		50,000	71,351
France Telecom SA,
8.500%, due 03/01/31		$40,000	53,823
Rhodia SA,
7.000%, due 05/15/18	EUR	50,000	73,609
Total France corporate bonds			412,655

Germany—6.77%
Bayerische Landesbank,
3.750%, due 05/23/11		240,000	341,319
HeidelbergCement Finance BV,
8.500%, due 10/31/19		30,000	48,149
Hypothekenbank in Essen AG,
4.000%, due 11/21/11		240,000	345,004
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	200,000	356,751
Total Germany corporate bonds			1,091,223

Ireland—0.53%
GE Capital UK Funding,
6.000%, due 04/11/13		50,000	85,119

Italy—0.96%
Telecom Italia SpA,
1.888%, due 06/07/16[1]	EUR	50,000	67,103
7.375%, due 12/15/17	GBP	50,000	87,771
Total Italy corporate bonds			154,874

Luxembourg—0.48%
Enel Finance International SA,
5.625%, due 08/14/24		50,000	78,214

Mexico—0.64%
America Movil SAB de CV,
3.625%, due 03/30/15		$100,000	102,896

Netherlands—0.51%
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	50,000	82,318

Qatar—0.68%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[3]		$100,000	109,625

Spain—1.04%
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	EUR	100,000	95,436
Gas Natural Capital Markets SA,
5.250%, due 07/09/14		50,000	73,125
Total Spain corporate bonds			168,561

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
United Kingdom—5.81%
Aviva PLC,
4.729%, due 11/28/14[1,2]	EUR	40,000	$50,180
BAA Funding Ltd.,
3.975%, due 02/15/14[1,3]		50,000	71,542
Barclays Bank PLC,
4.750%, due 03/15/20[1,2]		40,000	41,240
4.875%, due 12/15/14[1,2]		60,000	72,915
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16		100,000	168,037
Lloyds TSB Bank PLC,
4.500%, due 09/15/14		100,000	141,347
Nationwide Building Society,
1.392%, due 12/22/16[1]		200,000	265,735
WPP PLC,
6.625%, due 05/12/16		80,000	126,011
Total United Kingdom corporate bonds			937,007

United States—13.50%
Alltel Corp.,
7.875%, due 07/01/32		$40,000	51,703
Ally Financial, Inc.,
4.500%, due 02/11/14		15,000	15,000
Altria Group, Inc.,
9.250%, due 08/06/19		100,000	130,507
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	50,000	72,223
Anadarko Petroleum Corp.,
5.750%, due 06/15/14		$100,000	109,473
Bank of America Corp.,
7.375%, due 05/15/14		125,000	141,165
Bear Stearns Cos. LLC,
5.700%, due 11/15/14		300,000	329,739
Boston Scientific Corp.,
6.000%, due 01/15/20		50,000	52,391
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	40,000	56,715
Citigroup, Inc.,
4.750%, due 05/31/17[1]		50,000	67,495
5.625%, due 08/27/12		$70,000	73,584
Comcast Corp.,
6.300%, due 11/15/17		150,000	169,387
Enterprise Products Operating LLC,
3.700%, due 06/01/15		30,000	30,909
5.000%, due 03/01/15		20,000	21,414
General Electric Capital Corp., Series A,
6.750%, due 03/15/32		110,000	120,873
Goldman Sachs Group, Inc.,
7.500%, due 02/15/19		200,000	232,317
Hasbro, Inc.,
6.350%, due 03/15/40		50,000	50,130
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35		75,000	71,639
Morgan Stanley,
5.450%, due 01/09/17		250,000	263,550
SLM Corp.,
1.343%, due 11/15/11[1]	EUR	50,000	69,211

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
United States—(concluded)
Waste Management, Inc.,
7.375%, due 03/11/19		$40,000	$48,160
Total United States corporate bonds			2,177,585
Total corporate bonds (cost $5,402,081)			5,525,683

Asset-backed securities—2.28%
Cayman Islands—0.17%
MBNA America European Structured Offerings,
Series 7,
5.450%, due 04/19/11	EUR	20,000	28,380

United Kingdom—1.20%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
0.993%, due 04/15/16[1]	GBP	20,000	31,169
Chester Asset Receivables Dealings 2003-B PLC,
Series A,
4.650%, due 07/15/13		30,000	49,621
Permanent Financing PLC,
Series 6, Class 5A2,
0.968%, due 06/10/42[1,4,5]		40,000	63,755
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
2.825%, due 10/25/44[1]	EUR	77,108	49,721
Total United Kingdom asset-backed securities			194,266

United States—0.91%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14		40,000	57,621
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14		50,000	72,437
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.430%, due 09/25/36[1]		$34,454	16,222
Total United States asset-backed securities			146,280
Total asset-backed securities (cost $421,285)			368,926

Collateralized debt obligations—1.82%
Netherlands—0.57%
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24[3,6,7,8]		100,000	92,118

United States—1.25%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.560%, due 06/09/19[1,3,6,7]		250,000	202,500

Total collateralized debt obligations (cost $379,921)			294,618

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Commercial mortgage-backed security—2.32%
United States—2.32%
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43
(cost $329,417)		$350,000	$374,728

Mortgage & agency debt securities—8.08%
United States—8.08%
Federal Home Loan Mortgage Corp. Gold Pools,[9]
#G04461, 5.000%, due 07/01/38		156,755	163,862
Federal National Mortgage Association Pools,[9]
#AA5244, 4.000%, due 05/01/39		70,624	69,569
#909356, 5.000%, due 02/01/37		170,448	178,848
#914467, 5.000%, due 04/01/37		128,790	134,976
#928197, 5.500%, due 03/01/37		137,958	147,866
#AC1466, 5.500%, due 08/01/39		156,699	168,728
#900568, 6.000%, due 09/01/36		87,163	95,211
#940642, 6.000%, due 08/01/37		150,501	164,678
#889579, 6.000%, due 05/01/38		114,526	124,778
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31		48,814	55,282
Total mortgage & agency debt securities (cost $1,222,760)			1,303,798

US government obligations—6.57%
US Treasury Bonds,
4.375%, due 05/15/40		425,000	415,505
US Treasury Notes,
1.250%, due 10/31/15		125,000	120,615
2.625%, due 08/15/20		350,000	328,344
3.625%, due 02/15/20		190,000	195,166
Total US government obligations (cost $1,132,266)			1,059,630

Non-US government obligations—33.65%
Canada—2.20%
Canadian Government Bond,
3.500%, due 06/01/20	CAD	340,000	355,325

Denmark—0.62%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	100,048

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Germany—2.11%
Bundesrepublik Deutschland,
2.250%, due 09/04/20	EUR	75,000	$97,287
6.250%, due 01/04/24		135,000	242,503
			339,790
Italy—5.44%
Buoni Poliennali Del Tesoro,
4.000%, due 09/01/20		200,000	268,704
5.000%, due 08/01/39		235,000	305,932
Republic of Italy,
4.750%, due 01/25/16		$290,000	303,395
			878,031
Japan—14.23%
Government of Japan,
0.800%, due 03/20/13	JPY	25,950,000	315,609
1.800%, due 06/20/17		88,000,000	1,130,615
1.900%, due 06/20/25		68,800,000	849,188
			2,295,412
Netherlands—0.40%
Government of Netherlands,
4.000%, due 01/15/37	EUR	45,000	64,529

Spain—4.41%
Government of Spain,
4.200%, due 07/30/13		55,000	79,492
4.700%, due 07/30/41		190,000	220,329
Instituto de Credito Oficial,
5.375%, due 07/02/12		$400,000	411,945
			711,766
United Kingdom—4.24%
UK Gilts,
2.000%, due 01/22/16	GBP	200,000	311,667
4.500%, due 12/07/42		170,000	280,841
5.000%, due 03/07/12		55,000	91,577
			684,085
Total Non-US government obligations (cost $5,090,141)			5,428,986

Supranational bonds—4.17%
European Investment Bank,
6.125%, due 01/23/17	AUD	150,000	154,772
6.250%, due 04/15/14	GBP	290,000	517,370
Total supranational bonds (cost $718,406)			672,142
Total bonds (cost $14,696,277)			15,028,511

	Shares
Short-term investment—2.04%
Investment company—2.04%
UBS Cash Management Prime Relationship Fund[10] (cost $328,729)	328,729	328,729
Total investments—95.18% (cost $15,025,006)		15,357,240
Cash and other assets, less liabilities—4.82%		777,322
Net assets—100.00%		$16,134,562

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$798,916
Gross unrealized depreciation	(466,682)
Net unrealized appreciation of investments	$332,234

1	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
2	Perpetual bond security. The maturity date reflects the next call date.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $475,785 or 2.95% of net assets.

4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of this security amounted to $63,755 or 0.40% of net assets.

5	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
6	Security is illiquid. At March 31, 2011, the value of these securities amounted to $294,618 or 1.83% of net assets.
7	These securities, which represent 1.83% of net assets as of March 31, 2011, are considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/11	03/31/11 Value as a percentage of net assets
Hewett’s Island CDO Ltd., Series 2007-6A, Class D, 2.560%, due 06/9/19	05/09/07-09/25/09	$247,508	1.53%	$202,500	1.26%
Queen Street CLO, Series 2007-1A, Class F, due 08/15/24	05/18/07	132,413	0.82	92,118	0.57
		$379,921	2.35%	$294,618	1.83%

8	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.
9

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

10	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$570,589	$4,988,105	$5,229,965	$328,729	$1,073

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GE	General Electric

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	NOK	905,225	GBP	100,000	06/20/11	$(2,735)
Goldman Sachs International	JPY	23,600,000	USD	286,349	06/20/11	2,484
Goldman Sachs International	USD	285,573	JPY	23,600,000	06/20/11	(1,707)
JPMorgan Chase Bank	AUD	85,000	USD	84,078	06/20/11	(2,983)
JPMorgan Chase Bank	EUR	180,000	USD	251,152	06/20/11	(3,554)
JPMorgan Chase Bank	GBP	1,300,000	USD	2,107,758	06/20/11	24,503
JPMorgan Chase Bank	USD	192,383	CHF	180,000	06/20/11	3,689
JPMorgan Chase Bank	USD	420,696	EUR	305,000	06/20/11	10,889
JPMorgan Chase Bank	USD	87,979	GBP	55,000	06/20/11	159
JPMorgan Chase Bank	USD	80,731	GBP	50,000	06/20/11	(606)
JPMorgan Chase Bank	USD	789,034	JPY	65,300,000	06/20/11	(3,594)
JPMorgan Chase Bank	USD	220,510	KRW	249,000,000	06/20/11	5,338
JPMorgan Chase Bank	USD	218,546	NOK	1,240,000	06/20/11	4,716
JPMorgan Chase Bank	USD	495,713	SEK	3,190,000	06/20/11	7,624
Morgan Stanley & Co. Inc.	JPY	47,400,000	USD	585,583	06/20/11	15,447
Net unrealized appreciation on forward foreign currency contracts						$59,670

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Global Bond Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 6 contracts (USD)	June 2011	$(721,116)	$(714,188)	$6,928
Interest rate futures buy contracts:
Euro-Bund, 3 contracts (EUR)	June 2011	522,049	515,635	(6,414)
Net unrealized appreciation on futures contracts				$514

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Swap agreements

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Global Bond Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2011:

Interest Rate Swaps

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]	Upfront payments (made)/ received	Value	Unrealized Appreciation
Deutsche Bank AG	CHF	710,000	02/03/16	1.5575%		0.2400%[2]	$—	$1,329	$1,329
Deutsche Bank AG	GBP	480,000	02/01/16	1.0275	[3]	3.0060	—	4,841	4,841
							$—	$6,170	$6,170

1	Payments made or received are based on the notional amount.
2	Rate based on 6 month LIBOR (CHF BBA).
3	Rate based on 6 month LIBOR (GBP BBA).

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

CHF	Swiss Franc
GBP	Great Britain pound

UBS Global Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2011:

Credit default swaps on credit indices — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation
Barclays Bank PLC	USD	150,000	06/20/16	1.0000%	—	[3]	$196	$(409)	$(213)
Morgan Stanley	EUR	100,000	06/20/16	1.0000	—	[4]	(289)	146	(143)
Morgan Stanley	EUR	100,000	06/20/16	5.0000	—	[5]	6,592	(7,100)	(508)
							$6,499	$(7,363)	$(864)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 16 Index.

4

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 15 Index.

5

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Crossover Series 15 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$5,525,683	$—	$5,525,683
Asset-backed securities	—	368,926	—	368,926
Collateralized debt obligations	—	—	294,618	294,618
Commercial mortgage-backed security	—	374,728	—	374,728
Mortgage & agency debt securities	—	1,303,798	—	1,303,798
US government obligations	—	1,059,630	—	1,059,630
Non-US government obligations	—	5,428,986	—	5,428,986
Supranational bonds	—	672,142	—	672,142
Short-term investment	—	328,729	—	328,729
Other financial instruments[1]	514	58,477	—	58,991
Total	$514	$15,121,099	$294,618	$15,416,231

1	Other financial instruments include open futures contracts, swap agreements and forward foreign currency contracts.

UBS Global Bond Fund

Portfolio of investments – March 31, 2011 (unaudited)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$269,435	$269,435
Purchases	—	—
Issuances	—	—
Sales	(101,540)	(101,540)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	(98,460)	(98,460)
Net change in unrealized appreciation/depreciation	225,183	225,183
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$294,618	$294,618

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $107,933.

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Aerospace	1.13%
Air transportation	0.47
Automotive & auto parts distributors	3.54
Banks & thrifts	3.55
Broadcasting	1.88
Building materials	1.13
Cable TV	2.21
Capital goods	0.89
Chemicals	2.40
Consumer products	0.39
Containers	2.38
Diversified financial services	5.51
Diversified media	1.10
Electric utilities	4.72
Energy	11.04
Entertainment/film	0.45
Environmental	0.21
Food & drug retail	0.61
Food/beverage/tobacco	1.93
Gaming	8.39
Healthcare	4.75
Homebuilders/real estate	3.12
Hotel	0.62
Insurance	3.73
Leisure	0.95
Machinery	0.82
Metals/mining	1.09
Paper	3.01
Publishing/printing	1.28
Restaurants	0.24
Services	2.60
Steels	2.22
Super retail index	5.20
Technology	5.21
Telecommunications	7.30
Textile/apparel	0.14
Transportation excluding air/rail	0.83
Total corporate bonds	97.04%
Commercial mortgage-backed securities	0.29
Total bonds	97.33%
Common stocks	0.05
Preferred stock	0.43
Warrants	0.00 [1]
Short-term investment	0.57
Total investments	98.38%
Cash and other assets, less liabilities	1.62
Net assets	100.00%

1     Amount represents less than 0.005%.

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
Bonds—97.33%
Corporate bonds—97.04%
Austria—0.30%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	$235,000		$270,250

Bermuda—0.37%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17		300,000	327,750

Canada—1.34%
Bombardier, Inc.,
7.500%, due 03/15/18[1]		110,000	118,800
7.750%, due 03/15/20[1]		150,000	162,938
CHC Helicopter SA,
9.250%, due 10/15/20[1]		250,000	257,500
Connacher Oil and Gas Ltd.,
10.250%, due 12/15/15[1]		165,000	174,900
Nova Chemicals Corp.,
8.625%, due 11/01/19		150,000	167,812
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]		200,000	219,500
Trinidad Drilling Ltd.,
7.875%, due 01/15/19[1]		95,000	100,225
Total Canada corporate bonds			1,201,675

Cayman Islands—0.35%
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]		125,000	131,250
Seagate HDD Cayman,
7.750%, due 12/15/18[1]		175,000	181,125
Total Cayman Islands corporate bonds			312,375

China—0.10%
Sino-Forest Corp.,
6.250%, due 10/21/17[1]		90,000	86,850

France—0.16%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17		135,000	141,919

Germany—0.09%
Unitymedia Hessen,
8.125%, due 12/01/17[1]		75,000	78,937

Ireland—0.60%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]		200,000	214,000
Governor & Co. of the Bank of Ireland,
4.625%, due 04/08/13	EUR	275,000	321,296
Total Ireland corporate bonds			535,296

Luxembourg—2.58%
APERAM,
7.750%, due 04/01/18[1]		$150,000	153,000
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]		400,000	420,000
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]		555,000	549,450
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]		100,000	100,000
11.250%, due 06/15/16		727,000	775,164
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		270,000	310,500
Total Luxembourg corporate bonds			2,308,114

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
Netherlands—0.81%
ING Groep NV,
5.775%, due 12/08/15[2,3]		$245,000	$226,625
NXP BV,
7.875%, due 10/15/14		230,000	238,913
9.500%, due 10/15/15		245,000	260,312
Total Netherlands corporate bonds			725,850

Russia—0.26%
Evraz Group SA,
9.500%, due 04/24/18[1]		200,000	234,400

South Africa—0.34%
Edcon Proprietary Ltd.,
4.423%, due 06/15/14[2]	EUR	250,000	302,926

Spain—0.29%
Cemex Espana Luxembourg,
9.250%, due 05/12/20[1]		$252,000	261,135

United Kingdom—1.99%
Global Crossing UK Finance PLC,
10.750%, due 12/15/14		300,000	312,000
Hanson Ltd.,
6.125%, due 08/15/16		200,000	208,000
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,2,3]		300,000	274,125
Ineos Finance PLC,
9.000%, due 05/15/15[1]		100,000	109,125
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]		325,000	327,844
Vedanta Resources PLC,
9.500%, due 07/18/18[1]		100,000	109,500
Virgin Media Finance PLC,
9.125%, due 08/15/16		150,000	159,000
9.500%, due 08/15/16		100,000	113,750
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18		150,000	163,875
Total United Kingdom corporate bonds			1,777,219

United States—87.46%
Accellent, Inc.,
8.375%, due 02/01/17		275,000	294,938
ACCO Brands Corp.,
10.625%, due 03/15/15		75,000	84,563
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17		135,000	140,400
AES Corp.,
8.000%, due 10/15/17		60,000	64,500
8.000%, due 06/01/20		550,000	594,000
AK Steel Corp.,
7.625%, due 05/15/20		200,000	204,000
Allison Transmission, Inc.,
11.000%, due 11/01/15[1]		190,000	206,150
Ally Financial, Inc.,
7.500%, due 09/15/20[1]		150,000	159,938
8.000%, due 03/15/20		425,000	462,719
8.300%, due 02/12/15		500,000	548,125
Alta Mesa Holdings,
9.625%, due 10/15/18[1]		150,000	152,250
AMC Entertainment, Inc.,
8.750%, due 06/01/19		275,000	298,375
American General Institutional Capital A,
7.570%, due 12/01/45[1]		600,000	613,500

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
American International Group, Inc.,
6.250%, due 03/15/37	$175,000	$160,125
8.175%, due 05/15/58[2]	130,000	139,913
Ameristar Casinos, Inc.,
7.500%, due 04/15/21[1]	135,000	133,819
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	135,000	144,956
Amsted Industries, Inc.,
8.125%, due 03/15/18[1]	60,000	63,975
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14	680,000	732,700
Aquilex Holdings LLC,
11.125%, due 12/15/16	70,000	73,938
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	479,550
ArvinMeritor, Inc.,
10.625%, due 03/15/18	150,000	168,750
Ashland, Inc.,
9.125%, due 06/01/17	165,000	189,338
Aspect Software, Inc.,
10.625%, due 05/15/17[1]	60,000	64,200
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	275,000	286,172
ATP Oil & Gas Corp.,
11.875%, due 05/01/15	50,000	52,500
Avis Budget Car Rental LLC,
7.750%, due 05/15/16	125,000	128,906
9.625%, due 03/15/18	100,000	110,500
Bank of America Corp.,
8.000%, due 01/30/18[2,3]	75,000	80,653
BankAmerica Capital II,
8.000%, due 12/15/26	380,000	388,550
BE Aerospace, Inc.,
6.875%, due 10/01/20	175,000	181,125
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	15,000	14,775
8.125%, due 06/15/16	150,000	149,625
Belden, Inc.,
9.250%, due 06/15/19	100,000	110,875
Berry Petroleum Co.,
6.750%, due 11/01/20	100,000	103,125
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	132,656
9.500%, due 05/15/18	140,000	139,300
Boise Paper Holdings LLC,
9.000%, due 11/01/17	70,000	77,700
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	375,000	384,375
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]	420,000	433,650
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	50,000	54,000
Brunswick Corp.,
11.250%, due 11/01/16[1]	80,000	96,800
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]	500,000	485,000
Cablevision Systems Corp.,
8.625%, due 09/15/17	445,000	495,062

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Caesars Entertainment Operating Co., Inc.,
10.000%, due 12/15/18	$605,000	$552,062
11.250%, due 06/01/17	880,000	999,900
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	200,000	218,000
Calpine Corp.,
7.500%, due 02/15/21[1]	285,000	294,975
7.875%, due 07/31/20[1]	645,000	685,312
Capella Healthcare, Inc.,
9.250%, due 07/01/17[1]	55,000	58,575
Carriage Services, Inc.,
7.875%, due 01/15/15	250,000	255,000
Case New Holland, Inc.,
7.875%, due 12/01/17[1]	225,000	250,031
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	125,000	141,562
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	100,000	118,000
CDW Finance Corp.,
12.535%, due 10/12/17	100,000	107,250
Celanese US Holdings LLC,
6.625%, due 10/15/18[1]	95,000	97,850
Cemex Finance LLC,
9.500%, due 12/14/16[1]	200,000	215,500
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	180,000	183,600
13.250%, due 07/15/15[1,4]	100,000	105,000
Cequel Communications Holdings I LLC,
8.625%, due 11/15/17[1]	50,000	52,125
Ceridian Corp.,
11.250%, due 11/15/15	290,000	301,600
Chesapeake Energy Corp.,
6.625%, due 08/15/20	130,000	138,450
7.250%, due 12/15/18	530,000	592,275
CIT Group, Inc.,
7.000%, due 05/01/13	104,943	106,911
7.000%, due 05/01/16	755,000	755,944
7.000%, due 05/01/17	1,675,000	1,677,094
Citigroup Capital XXI,
8.300%, due 12/21/57[2]	655,000	681,200
Claire’s Stores, Inc.,
9.625%, due 06/01/15[5]	335,000	334,162
10.500%, due 06/01/17	150,000	147,750
Clear Channel Communications, Inc.,
5.500%, due 09/15/14	130,000	116,675
10.750%, due 08/01/16	545,000	519,112
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.250%, due 12/15/17	105,000	115,106
9.250%, due 12/15/17	25,000	27,312
Clearwater Paper Corp.,
7.125%, due 11/01/18[1]	125,000	130,937
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	645,000	696,600
CMP Susquehanna Corp.,
16.612%, due 05/15/14[6]	50,000	35,370
Community Health Systems, Inc.,
8.875%, due 07/15/15	155,000	163,525

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Comstock Resources, Inc.,
8.375%, due 10/15/17	$100,000	$104,750
Consol Energy, Inc.,
8.000%, due 04/01/17	200,000	219,000
Constellation Brands, Inc.,
8.375%, due 12/15/14	350,000	396,375
CPM Holdings, Inc.,
10.625%, due 09/01/14[1]	150,000	162,000
Cricket Communications, Inc.,
7.750%, due 05/15/16	200,000	212,500
10.000%, due 07/15/15	125,000	137,187
Crosstex Energy LP,
8.875%, due 02/15/18	280,000	305,200
CSC Holdings LLC,
8.625%, due 02/15/19	125,000	143,125
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15[1]	180,000	190,350
Darling International, Inc.,
8.500%, due 12/15/18[1]	40,000	43,500
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	160,000	179,200
Denbury Resources, Inc.,
8.250%, due 02/15/20	125,000	139,687
9.750%, due 03/01/16	335,000	377,712
Developers Diversified Realty Corp., REIT,
9.625%, due 03/15/16	310,000	377,655
Diamond Resorts Corp.,
12.000%, due 08/15/18[1]	620,000	663,400
DISH DBS Corp.,
6.625%, due 10/01/14	400,000	423,500
7.875%, due 09/01/19	200,000	216,500
Domtar Corp.,
10.750%, due 06/01/17	85,000	106,250
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	400,000	440,500
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	160,000	134,000
E*Trade Financial Corp.,
12.500%, due 11/30/17[5]	324,000	386,370
Edison Mission Energy,
7.000%, due 05/15/17	280,000	224,700
El Paso Corp.,
7.800%, due 08/01/31	640,000	709,991
Encore Acquisition Co.,
9.500%, due 05/01/16	140,000	157,850
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	451,000	477,913
Energy Transfer Equity LP,
7.500%, due 10/15/20	50,000	54,375
Entravision Communications Corp.,
8.750%, due 08/01/17	175,000	186,375
Equinix, Inc.,
8.125%, due 03/01/18	250,000	270,625
Exopack Holding Corp.,
11.250%, due 02/01/14	195,000	200,606
Ferrellgas Partners-LP,
9.125%, due 10/01/17	435,000	485,025

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	$930,000	$1,102,050
First Data Corp.,
9.875%, due 09/24/15	380,000	389,500
11.250%, due 03/31/16	195,000	194,269
Ford Motor Co.,
7.450%, due 07/16/31	415,000	449,283
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	250,000	283,790
12.000%, due 05/15/15	895,000	1,126,493
Forest Oil Corp.,
8.500%, due 02/15/14	140,000	156,100
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	210,000	231,525
Freescale Semiconductor, Inc.,
9.125%, due 12/15/14[5]	135,000	139,050
9.250%, due 04/15/18[1]	115,000	125,925
10.125%, due 03/15/18[1]	125,000	140,000
10.750%, due 08/01/20[1]	150,000	168,375
Frontier Communications Corp.,
8.250%, due 04/15/17	60,000	64,800
8.500%, due 04/15/20	60,000	65,025
9.000%, due 08/15/31	380,000	388,550
FTI Consulting, Inc.,
6.750%, due 10/01/20[1]	100,000	101,250
Gannett Co., Inc.,
9.375%, due 11/15/17	150,000	169,500
GenOn Energy, Inc.,
9.500%, due 10/15/18[1]	340,000	353,600
GenOn Escrow Corp.,
9.875%, due 10/15/20[1]	200,000	209,000
Gentiva Health Services, Inc.,
11.500%, due 09/01/18	55,000	62,219
Geo Group, Inc.,
7.750%, due 10/15/17	125,000	133,281
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	235,000	257,325
Georgia-Pacific LLC,
5.400%, due 11/01/20[1]	200,000	197,495
8.250%, due 05/01/16[1]	375,000	422,812
8.875%, due 05/15/31	215,000	259,612
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,2]	200,000	176,500
Global Aviation Holdings, Inc.,
14.000%, due 08/15/13	205,000	240,362
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	380,000	425,600
Graham Packaging Co. LP,
8.250%, due 10/01/18	45,000	48,262
9.875%, due 10/15/14	545,000	563,394
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	120,000	128,550
9.500%, due 06/15/17	55,000	61,050
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	215,000	219,300
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	450,000	444,937
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[2]	460,000	503,700

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
HCA Holdings, Inc.,
7.750%, due 05/15/21[1]	$280,000	$291,900
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	470,000	495,850
Hertz Corp.,
7.375%, due 01/15/21[1]	240,000	245,400
Hexion US Finance Corp.,
8.875%, due 02/01/18	145,000	153,337
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	90,000	94,275
8.000%, due 02/15/20[1]	85,000	90,525
Hilton Worldwide, Inc.,
4.813%, due 11/15/13[1,2]	250,000	230,000
Host Hotels & Resorts LP, REIT,
9.000%, due 05/15/17	285,000	321,337
Huntington Ingalls Industries, Inc.,
6.875%, due 03/15/18[1]	95,000	99,156
7.125%, due 03/15/21[1]	75,000	78,187
Icahn Enterprises LP,
8.000%, due 01/15/18	125,000	128,437
ILFC E-Capital Trust I,
5.970%, due 12/21/65[1,2]	420,000	349,528
Inergy LP,
6.875%, due 08/01/21[1]	175,000	182,437
7.000%, due 10/01/18[1]	80,000	83,200
ING Capital Funding Trust III,
3.907%, due 06/30/11[2,3]	215,000	208,459
Ingles Markets, Inc.,
8.875%, due 05/15/17	205,000	220,119
Insight Communications Co., Inc.,
9.375%, due 07/15/18[1]	50,000	55,500
Interactive Data Corp.,
10.250%, due 08/01/18[1]	25,000	27,875
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	425,000	456,662
8.625%, due 09/15/15[1]	405,000	445,500
8.750%, due 03/15/17[1]	130,000	146,250
Iron Mountain, Inc.,
8.375%, due 08/15/21	300,000	324,750
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	170,250
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	180,000	181,800
JC Penney Corp., Inc.,
7.125%, due 11/15/23	325,000	336,375
JMC Steel Group,
8.250%, due 03/15/18[1]	130,000	132,925
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	180,000	191,250
KB Home,
5.875%, due 01/15/15	150,000	148,125
6.250%, due 06/15/15	150,000	148,500
KEMET Corp.,
10.500%, due 05/01/18	100,000	112,750
Key Energy Services, Inc.,
6.750%, due 03/01/21	200,000	203,500
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28[1]	340,000	307,700

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	$200,000	$215,500
Level 3 Financing, Inc.,
9.250%, due 11/01/14	280,000	286,300
10.000%, due 02/01/18	150,000	150,187
Libbey Glass, Inc.,
10.000%, due 02/15/15	68,000	74,120
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	100,000	99,500
10.750%, due 06/15/58[1,2]	335,000	435,500
Limited Brands, Inc.,
7.600%, due 07/15/37	100,000	99,000
8.500%, due 06/15/19	155,000	177,862
Lincoln National Corp.,
7.000%, due 05/17/66[2]	550,000	545,875
Linn Energy LLC,
7.750%, due 02/01/21[1]	240,000	256,200
Lyondell Chemical Co.,
8.000%, due 11/01/17[1]	270,000	297,675
11.000%, due 05/01/18	175,000	196,438
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	225,000	225,000
Manitowoc Co., Inc.,
8.500%, due 11/01/20	300,000	321,750
Marina District Finance Co., Inc.,
9.500%, due 10/15/15[1]	555,000	580,669
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17[1]	100,000	104,250
McClatchy Co.,
11.500%, due 02/15/17	210,000	236,250
McJunkin Red Man Corp.,
9.500%, due 12/15/16[1]	355,000	359,438
MedAssets, Inc.,
8.000%, due 11/15/18[1]	225,000	230,063
Mediacom LLC,
9.125%, due 08/15/19	75,000	80,250
Mercer International, Inc.,
9.500%, due 12/01/17[1]	140,000	153,300
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	100,750
MGM Resorts International,
10.000%, due 11/01/16[1]	860,000	905,150
10.375%, due 05/15/14	125,000	143,125
11.125%, due 11/15/17	410,000	469,450
13.000%, due 11/15/13	260,000	312,325
Michael Foods, Inc.,
9.750%, due 07/15/18[1]	220,000	240,350
Michaels Stores, Inc.,
11.375%, due 11/01/16	215,000	234,350
Mirant Americas Generation LLC,
9.125%, due 05/01/31	240,000	247,800
Momentive Performance Materials, Inc.,
12.500%, due 06/15/14	80,000	88,800
Multiplan, Inc.,
9.875%, due 09/01/18[1]	485,000	518,950
Murray Energy Corp.,
10.250%, due 10/15/15[1]	210,000	225,750
Mylan, Inc.,
7.625%, due 07/15/17[1]	250,000	269,063

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Nalco Co.,
6.625%, due 01/15/19[1]	$250,000	$257,188
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	450,000	465,750
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	160,000	173,400
Navistar International Corp.,
8.250%, due 11/01/21	125,000	138,594
NB Capital Trust II,
7.830%, due 12/15/26	115,000	117,588
Neiman Marcus Group, Inc.,
9.750%, due 10/15/15[5]	66,456	69,447
10.375%, due 10/15/15	115,000	121,181
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	125,000	135,313
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	250,000	250,938
Nielsen Finance LLC,
7.750%, due 10/15/18[1]	35,000	37,538
11.625%, due 02/01/14	91,000	107,153
Niska Gas Storage US LLC,
8.875%, due 03/15/18	290,000	315,375
North American Energy Alliance LLC,
10.875%, due 06/01/16[1]	200,000	224,000
NRG Energy, Inc.,
7.375%, due 02/01/16	225,000	232,875
8.500%, due 06/15/19	100,000	105,250
Omnicare, Inc.,
7.750%, due 06/01/20	42,000	44,520
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	120,000	131,550
PAETEC Holding Corp.,
9.875%, due 12/01/18[1]	300,000	316,500
Patriot Coal Corp.,
8.250%, due 04/30/18	125,000	133,125
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	53,625
Peninsula Gaming LLC,
8.375%, due 08/15/15	100,000	106,750
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	215,000	230,050
Petrohawk Energy Corp.,
7.875%, due 06/01/15	200,000	212,000
10.500%, due 08/01/14	445,000	511,194
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	270,000	292,950
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	230,000	246,675
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	135,890
10.000%, due 03/01/16	305,000	343,888
Pokagon Gaming Authority,
10.375%, due 06/15/14[1]	398,000	411,930
Pride International, Inc.,
6.875%, due 08/15/20	35,000	39,681
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	200,000	226,000
QEP Resources, Inc.,
6.875%, due 03/01/21	105,000	110,250

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Quicksilver Resources, Inc.,
11.750%, due 01/01/16	$140,000	$163,100
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	123,125
QVC, Inc.,
7.125%, due 04/15/17[1]	70,000	73,500
7.500%, due 10/01/19[1]	130,000	136,500
Qwest Communications International, Inc.,
7.125%, due 04/01/18	450,000	485,438
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17	100,000	102,000
RBS Global, Inc.,
8.500%, due 05/01/18	140,000	151,200
Realogy Corp.,
10.500%, due 04/15/14	435,000	441,525
Regal Entertainment Group,
9.125%, due 08/15/18	100,000	107,000
Residential Capital LLC,
9.625%, due 05/15/15	125,000	126,094
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16[1]	200,000	211,500
8.500%, due 05/15/18[1]	200,000	202,500
Rite Aid Corp.,
10.375%, due 07/15/16	300,000	323,250
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	180,000	189,450
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	190,000	188,338
Ryerson, Inc.,
12.000%, due 11/01/15	580,000	629,300
Ryland Group, Inc.,
6.625%, due 05/01/20	275,000	268,125
Salem Communications Corp.,
9.625%, due 12/15/16	53,000	57,240
SandRidge Energy, Inc.,
8.750%, due 01/15/20	210,000	228,900
9.875%, due 05/15/16[1]	190,000	210,900
Sanmina-SCI Corp.,
8.125%, due 03/01/16	505,000	522,675
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	180,000	198,900
Scientific Games Corp.,
8.125%, due 09/15/18[1]	55,000	58,025
Sealy Mattress Co.,
10.875%, due 04/15/16[1]	90,000	101,925
Severstal Columbus LLC,
10.250%, due 02/15/18	200,000	221,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	365,000	240,900
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	225,000	250,875
Smithfield Foods, Inc.,
10.000%, due 07/15/14	102,000	120,105
Solo Cup Co.,
8.500%, due 02/15/14	100,000	89,500
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17	115,000	123,625

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(continued)
Sprint Capital Corp.,
6.875%, due 11/15/28	$100,000	$92,250
8.750%, due 03/15/32	430,000	457,413
Sprint Nextel Corp.,
6.000%, due 12/01/16	175,000	175,656
8.375%, due 08/15/17	300,000	334,125
SPX Corp.,
7.625%, due 12/15/14	400,000	440,500
SquareTwo Financial Corp.,
11.625%, due 04/01/17[1]	355,000	360,325
Standard Pacific Corp.,
10.750%, due 09/15/16	115,000	133,975
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	815,000	855,750
Susser Holdings LLC,
8.500%, due 05/15/16	50,000	54,125
Swift Energy Co.,
8.875%, due 01/15/20	125,000	136,563
Tenet Healthcare Corp.,
6.875%, due 11/15/31	150,000	124,312
8.875%, due 07/01/19	145,000	165,300
Tenneco, Inc.,
7.750%, due 08/15/18	55,000	58,712
Tesoro Corp.,
9.750%, due 06/01/19	205,000	232,675
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	270,000	157,950
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	225,000	261,015
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	505,000	542,875
Trimas Corp.,
9.750%, due 12/15/17	30,000	33,037
Triumph Group, Inc.,
8.000%, due 11/15/17	55,000	58,850
Tube City IMS Corp.,
9.750%, due 02/01/15	240,000	250,800
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	600,000	594,750
Tyson Foods, Inc.,
10.500%, due 03/01/14	175,000	210,000
Unisys Corp.,
12.750%, due 10/15/14[1]	200,000	237,500
United States Steel Corp.,
7.375%, due 04/01/20	150,000	157,125
Universal Hospital Services, Inc.,
8.500%, due 06/01/15[5]	130,000	135,688
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	35,000	37,013
8.500%, due 05/15/21[1]	185,000	191,475
12.000%, due 07/01/14[1]	200,000	216,000
USG Corp.,
8.375%, due 10/15/18[1]	35,000	36,575
9.750%, due 08/01/14[1]	100,000	109,500
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	225,000	230,344

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Verso Paper Holdings LLC,
Series B,
11.375%, due 08/01/16	$515,000	$545,900
11.500%, due 07/01/14	234,000	255,645
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	200,000	215,500
West Corp.,
7.875%, due 01/15/19[1]	250,000	254,688
11.000%, due 10/15/16	300,000	322,500
Weyerhaeuser Co.,
7.375%, due 03/15/32	170,000	179,263
Whiting Petroleum Corp.,
6.500%, due 10/01/18	150,000	155,250
WMG Acquisition Corp.,
9.500%, due 06/15/16	485,000	512,888
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	240,000	220,200
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	115,000	136,563
Yankee Candle Co., Inc.,
Series B, 9.750%, due 02/15/17	245,000	260,619
Yankee Finance, Inc.,
10.250%, due 02/15/16[1,5]	425,000	428,188
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	260,000	289,250
Zions Bancorp.,
5.500%, due 11/16/15	140,000	142,377
Total United States corporate bonds		78,272,082
Total corporate bonds (cost $78,990,526)		86,836,778

Commercial mortgage-backed securities—0.29%
United States—0.29%
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AJ,
5.677%, due 12/10/49[2]	225,000	167,131
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.900%, due 02/15/51[2]	100,000	94,347
Total commercial mortgage-backed securities (cost $181,299)		261,478
Total bonds (cost $79,171,825)		87,098,256

	Shares
Common stocks—0.05%
United States—0.05%
American Restaurant Group, Inc.*[6,7]	972	0
Knology, Inc.*	3,926	50,684
Pliant Corp.*[6,7,8]	1	0
Total common stocks (cost $375,000)		50,684

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Preferred stock—0.43%
United States—0.43%
CMP Susquehana Radio Holdings Corp., Series A6	11,661	$117
GMAC Capital Trust I*[2]	15,000	382,500
Total preferred stock (cost $375,135)		382,617

	Number of warrants
Warrants—0.00%[8]
United States—0.00%[8]
CMP Susquehanna Radio Holdings Corp., strike @ $0.01, expires 03/26/19*[6,7]	13,325	133
Sabreliner Corp., strike @ $0.01, expires 06/08/18*[6,7]	8,400	0
Total warrants (cost $153,135)		133

	Shares
Short-term investment—0.57%
Investment company—0.57%
UBS Cash Management Prime Relationship Fund[9] (cost $513,628)	513,628	513,628
Total investments—98.38% (cost $80,213,723)		88,045,318
Cash and other assets, less liabilities 1.62%		1,445,468
Net assets—100.00%		$89,490,786

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,450,269
Gross unrealized depreciation	(618,674)
Net unrealized appreciation of investments	$7,831,595

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $29,923,281 or 33.44% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
3	Perpetual bond security. The maturity date reflects the next call date.
4	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
5	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
6	Security is illiquid. At March 31, 2011, the value of these securities amounted to $35,619 or 0.04% of net assets.
7	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of these securities amounted to $133 or 0.00% of net assets.
8	Amount represents less than 0.005%.
9	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$1,804,675	$24,190,987	$25,482,034	$513,628	$2,523

GE	General Electric
GMAC	General Motors Acceptance Corp.
REIT	Real estate investment trust

Forward foreign currency contracts

UBS High Yield Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized depreciation
JPMorgan Chase Bank	EUR	450,000	USD	625,824	04/18/11	$(11,769)

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS High Yield Fund

Portfolio of investments – March 31, 2011 (unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$86,836,778	$—	$86,836,778
Commercial mortgage-backed securities	—	261,478	—	261,478
Common stocks[1]	50,684	—	0	50,684
Preferred stock	382,500	117	—	382,617
Warrants	—	—	133	133
Short-term investment	—	513,628	—	513,628
Other financial instruments[1]	—	(11,769)	—	(11,769)
Total	$433,184	$87,600,232	$133	$88,033,549

1 Other financial instruments include open forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Common stocks	Preferred stock	Warrants	Total
Assets
Beginning balance	$17,750	$0	$117	$133	$18,000
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Accrued discounts (premiums)	(59,665)	—	—	—	(59,665)
Total realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	77,285	—	—	—	77,285
Net transfers into Level 3	—	—	—	—	—
Net transfers out of Level 3	(35,370)	—	(117)	—	(35,487)
Ending balance	$—	$0	$—	$133	$133

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	1.16%
Automobiles	0.97
Biotechnology	1.40
Building products	1.50
Capital markets	3.10
Chemicals	3.86
Commercial banks	7.69
Commercial services & supplies	1.56
Communications equipment	0.93
Computers & peripherals	2.90
Construction & engineering	1.29
Construction materials	1.32
Consumer finance	1.03
Diversified financial services	2.86
Diversified telecommunication services	1.59
Electronic equipment, instruments & components	1.23
Energy equipment & services	0.86
Food & staples retailing	1.02
Food products	1.55
Health care equipment & supplies	1.33
Health care providers & services	4.58
Hotels, restaurants & leisure	1.20
Household products	1.12
Insurance	6.17
Internet software & services	1.32
IT services	0.94
Leisure equipment & products	0.75
Machinery	1.51
Media	3.84
Metals & mining	2.75
Multi-utilities	1.34
Oil, gas & consumable fuels	11.54
Personal products	1.23
Pharmaceuticals	1.90
Professional services	1.44
Real estate management & development	1.81
Semiconductors & semiconductor equipment	2.58
Software	3.45
Specialty retail	1.40
Tobacco	2.52
Trading companies & distributors	2.87
Wireless telecommunication services	2.06
Total common stocks	97.47%
Participation note	0.48
Short-term investment	1.07
Investment of cash collateral from securities loaned	3.06
Total investments	102.08%
Liabilities, in excess of cash and other assets	(2.08)
Net assets	100.00%

UBS Global Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—97.47%
Australia—2.62%
Orica Ltd.	45,770	$1,248,414
Rio Tinto Ltd.	22,831	2,001,392
Total Australia common stocks		3,249,806

Brazil—1.14%
Vale SA ADR	42,300	1,410,705

Canada—7.16%
Canadian Oil Sands Ltd.	50,700	1,708,478
Gran Tierra Energy, Inc.*	143,800	1,159,893
Petrobank Energy & Resources Ltd.*	45,200	955,284
Petrominerales Ltd.[1]	58,700	2,224,485
Research In Motion Ltd.*	20,400	1,153,720
Suncor Energy, Inc.	37,700	1,690,764
Total Canada common stocks		8,892,624

China—5.15%
AIA Group Ltd.*	477,255	1,469,459
China Construction Bank Corp., H Shares	1,952,450	1,829,822
China Mengniu Dairy Co., Ltd.	319,000	844,810
New World Development Ltd.	931,000	1,644,515
Sino-Ocean Land Holdings Ltd.	978,500	606,330
Total China common stocks		6,394,936

Denmark—1.29%
FLSmidth & Co. A/S	18,759	1,598,073

Finland—0.82%
Sampo Oyj, Class A	32,115	1,024,506

France—1.02%
Carrefour SA	28,717	1,271,397

Germany—4.89%
Allianz SE	8,639	1,212,443
Beiersdorf AG NPV	25,063	1,529,638
Fresenius Medical Care AG & Co. KGaA	25,297	1,698,975
HeidelbergCement AG	23,391	1,633,784
Total Germany common stocks		6,074,840

Indonesia—1.26%
Bank Rakyat Indonesia PT	2,363,000	1,560,408

Ireland—2.27%
Accenture PLC, Class A	21,200	1,165,364
Covidien PLC	31,804	1,651,900
Total Ireland common stocks		2,817,264

Italy—1.51%
Fiat Industrial SpA*	130,415	1,872,269

Japan—8.39%
ITOCHU Corp.	196,100	2,053,416
KDDI Corp.	223	1,380,681
Mitsubishi Corp.	54,400	1,510,094
ORIX Corp.	10,820	1,013,318
Sankyo Co., Ltd.	18,200	933,193
Shin-Etsu Chemical Co., Ltd.	21,800	1,083,710
Sumitomo Mitsui Financial Group, Inc.[1]	43,600	1,355,489

UBS Global Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Tokio Marine Holdings, Inc.	40,900	$1,093,551
Total Japan common stocks		10,423,452

Malaysia—1.13%
Petronas Chemicals Group Bhd*	587,200	1,403,658

Netherlands—3.34%
ASML Holding NV	34,666	1,527,901
LyondellBasell Industries NV, Class A*	26,725	1,056,974
Wolters Kluwer NV	67,095	1,568,936
Total Netherlands common stocks		4,153,811

Norway—2.45%
Petroleum Geo-Services ASA*	66,590	1,067,439
Telenor ASA	119,702	1,969,691
Total Norway common stocks		3,037,130

Russia—3.52%
Gazprom OAO ADR	45,593	1,475,845
Mobile Telesystems OJSC ADR	55,500	1,178,265
Sberbank of Russia*	456,159	1,714,246
Total Russia common stocks		4,368,356

South Africa—1.18%
Naspers Ltd., Class N	27,275	1,467,568

South Korea—1.35%
Samsung Electronics Co., Ltd.	1,976	1,678,866

Switzerland—3.34%
Novartis AG	43,506	2,359,792
SGS SA	1,004	1,787,196
Total Switzerland common stocks		4,146,988

Taiwan—1.23%
HON HAI Precision Industry Co., Ltd.	435,840	1,526,585

Thailand—1.17%
Bank of Ayudhya PCL[1]	1,773,900	1,454,545

United Kingdom—7.04%
BP PLC	246,758	1,797,155
Imperial Tobacco Group PLC	46,859	1,448,549
Lloyds Banking Group PLC*	1,757,052	1,637,361
Man Group PLC	263,317	1,038,714
Prudential PLC	121,691	1,379,206
Tullow Oil PLC	62,176	1,444,275
Total United Kingdom common stocks		8,745,260

United States—34.20%
Altria Group, Inc.	64,800	1,686,744
AmerisourceBergen Corp.	20,000	791,200
Apple, Inc.*	6,100	2,125,545
Autodesk, Inc.*	30,100	1,327,711
Bank of New York Mellon Corp.	62,300	1,860,901
Boeing Co.	19,500	1,441,635
Capital One Financial Corp.	24,500	1,273,020
Carnival Corp.	38,800	1,488,368
Citigroup, Inc.*	574,500	2,539,290
Colgate-Palmolive Co.	17,300	1,397,148
Comcast Corp., Class A	70,000	1,730,400
EOG Resources, Inc.	15,800	1,872,458
General Motors Co.*	38,648	1,199,247
Gilead Sciences, Inc.*	41,100	1,744,284

UBS Global Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(concluded)
Goldman Sachs Group, Inc.	6,000	$950,820
Google, Inc., Class A*	2,800	1,641,388
Hewlett-Packard Co.	35,900	1,470,823
Kraft Foods, Inc., Class A	34,600	1,085,056
Lowe’s Cos., Inc.	65,900	1,741,737
MDU Resources Group, Inc.	72,500	1,665,325
MetLife, Inc.	33,300	1,489,509
Microsoft Corp.	116,500	2,954,440
Owens Corning*	51,900	1,867,881
Republic Services, Inc.	64,700	1,943,588
UnitedHealth Group, Inc.	34,000	1,536,800
Universal Health Services, Inc., Class B	33,500	1,655,235
Total United States common stocks		42,480,553
Total common stocks (cost $101,428,613)		121,053,600

Participation note—0.48%
India—0.48%
Housing Development & Infrastructure Limited, expires 08/10/12* (cost $959,885)	151,614	601,084

Short-term investment—1.07%
Investment company—1.07%
UBS Cash Management Prime Relationship Fund[2] (cost $1,324,678)	1,324,678	1,324,678

Investment of cash collateral from securities loaned—3.06%
UBS Private Money Market Fund LLC[2] (cost $3,800,512)	3,800,512	3,800,512
Total investments—102.08% (cost $107,513,688)		126,779,874
Liabilities, in excess of cash and other assets—(2.08)%		(2,583,659)
Net assets—100.00%		$124,196,215

UBS Global Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,258,863
Gross unrealized depreciation	(1,992,677)
Net unrealized appreciation of investments	$19,266,186

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$760,855	$30,477,494	$29,913,671	$1,324,678	$1,334
UBS Private Money Market Fund LLC[a]	2,220,517	31,440,004	29,860,009	3,800,512	12,247
	$2,981,372	$61,917,498	$59,773,680	$5,125,190	$13,581

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

ADR	American depositary receipt
OJSC	Open joint stock company

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	2,200,000	USD	2,176,143	06/20/11	$(77,214)
JPMorgan Chase Bank	BRL	2,190,000	USD	1,277,713	06/20/11	(41,408)
JPMorgan Chase Bank	CAD	3,380,000	USD	3,410,087	06/20/11	(70,311)
JPMorgan Chase Bank	CHF	690,000	USD	740,572	06/20/11	(11,037)
JPMorgan Chase Bank	DKK	8,070,000	USD	1,484,790	06/20/11	(46,844)
JPMorgan Chase Bank	EUR	620,000	USD	850,316	06/20/11	(27,004)
JPMorgan Chase Bank	HKD	24,540,000	USD	3,152,230	06/20/11	(4,764)
JPMorgan Chase Bank	JPY	88,200,000	USD	1,099,465	06/20/11	38,580
JPMorgan Chase Bank	MYR	3,357,000	USD	1,096,772	06/20/11	(5,643)
JPMorgan Chase Bank	NOK	13,020,000	USD	2,294,728	06/20/11	(49,520)
JPMorgan Chase Bank	THB	41,330,000	USD	1,345,592	06/20/11	(15,127)
JPMorgan Chase Bank	TWD	70,700,000	USD	2,419,162	06/20/11	10,827
JPMorgan Chase Bank	USD	529,063	CAD	520,000	06/20/11	6,382
JPMorgan Chase Bank	USD	737,469	CHF	690,000	06/20/11	14,141
JPMorgan Chase Bank	USD	2,764,405	GBP	1,705,000	06/20/11	(32,137)
JPMorgan Chase Bank	USD	909,170	HKD	7,075,000	06/20/11	1,007
JPMorgan Chase Bank	USD	4,525,164	JPY	373,500,000	06/20/11	(32,639)
JPMorgan Chase Bank	USD	2,571,464	MXN	31,450,000	06/20/11	53,799
JPMorgan Chase Bank	USD	4,299,802	SEK	27,670,000	06/20/11	66,128
JPMorgan Chase Bank	USD	3,618,331	SGD	4,615,000	06/20/11	43,370
JPMorgan Chase Bank	USD	1,268,861	TWD	37,000,000	06/20/11	(8,488)
JPMorgan Chase Bank	USD	1,137,745	TWD	33,700,000	06/20/11	10,217
JPMorgan Chase Bank	ZAR	11,080,000	USD	1,528,867	06/20/11	(90,258)
Morgan Stanley & Co. Inc.	EUR	1,065,000	CAD	1,432,362	06/20/11	(32,102)
Net unrealized depreciation on forward foreign currency contracts						$(300,045)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

UBS Global Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$121,053,600	$—	$—	$121,053,600
Participation note	—	601,084	—	601,084
Short-term investment	—	1,324,678	—	1,324,678
Investment of cash collateral from securities loaned	—	3,800,512	—	3,800,512
Other financial instruments[1]	—	(300,045)	—	(300,045)
Total	$121,053,600	$5,426,229	$—	$126,479,829

1        Other financial instruments include forward foreign currency contracts.

UBS International Equity Fund – Portfolio of investments

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	0.35%
Airlines	0.92
Auto components	0.68
Automobiles	2.60
Beverages	0.42
Building products	1.47
Capital markets	1.08
Chemicals	3.17
Commercial banks	14.18
Communications equipment	0.57
Computers & peripherals	0.52
Construction & engineering	1.43
Construction materials	1.15
Diversified financial services	2.18
Diversified telecommunication services	1.66
Electric utilities	1.34
Electrical equipment	0.38
Electronic equipment, instruments & components	1.39
Energy equipment & services	2.69
Food & staples retailing	1.39
Food products	1.88
Health care equipment & supplies	0.33
Health care providers & services	0.81
Hotels, restaurants & leisure	1.13
Household products	0.48
Industrial conglomerates	0.41
Insurance	3.62
Internet software & services	1.00
Leisure equipment & products	0.53
Machinery	5.35
Marine	0.33
Media	1.85
Metals & mining	7.20
Office electronics	0.54
Oil, gas & consumable fuels	10.25
Personal products	0.59
Pharmaceuticals	4.52
Professional services	0.97
Real estate management & development	1.53
Semiconductors & semiconductor equipment	3.56
Software	0.69
Specialty retail	0.66
Textiles, apparel & luxury goods	0.98
Tobacco	1.31
Trading companies & distributors	2.64
Wireless telecommunication services	3.54
Total common stocks	96.27%
Preferred stock	0.84
Participation note	0.30
Short-term investment	2.78
Investment of cash collateral from securities loaned	3.67
Total investments	103.86%
Liabilities, in excess of cash and other assets	(3.86)
Net assets	100.00%

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—96.27%
Australia—4.21%
Alumina Ltd.	55,507	$141,238
BHP Billiton Ltd.	1,969	94,826
Incitec Pivot Ltd.	52,336	234,399
Mount Gibson Iron Ltd.*	27,096	55,773
National Australia Bank Ltd.	10,135	270,989
Orica Ltd.	9,484	258,684
Qantas Airways Ltd.*	70,630	159,262
Total Australia common stocks		1,215,171

Austria—0.27%
Raiffeisen Bank International AG1	1,409	78,196

Belgium—0.42%
Anheuser-Busch InBev NV	2,120	120,764

Brazil—1.06%
Vale SA ADR	9,200	306,820

Canada—6.24%
Canadian Oil Sands Ltd.	6,400	215,666
Gran Tierra Energy, Inc.*	20,200	162,934
Petrobank Energy & Resources Ltd.*	4,500	95,106
Petrominerales Ltd.[1]	6,700	253,902
Research In Motion Ltd.*	2,900	164,009
Royal Bank of Canada	3,200	198,007
Suncor Energy, Inc.	9,600	430,539
Teck Resources Ltd., Class B	3,000	159,020
Trican Well Service Ltd.	5,400	121,925
Total Canada common stocks		1,801,108

China—6.50%
AIA Group Ltd.*	78,038	240,277
Baidu, Inc. ADR*	2,100	289,401
China Construction Bank Corp., H Shares	322,280	302,039
China Everbright Ltd.	16,000	35,873
China Mengniu Dairy Co., Ltd.	54,000	143,009
China Merchants Bank Co., Ltd., H Shares	86,259	238,975
China National Building Material Co., Ltd., H Shares	24,000	88,088
Dongfang Electric Corp. Ltd., H Shares	32,000	108,606
Focus Media Holding Ltd. ADR*	2,600	79,742
Fushan International Energy Group Ltd.	58,000	41,756
New World Development Ltd.	114,000	201,369
Sino-Ocean Land Holdings Ltd.	171,500	106,271
Total China common stocks		1,875,406

Denmark—1.49%
FLSmidth & Co. A/S	2,936	250,117
Novo Nordisk A/S, Class B1	1,437	180,540
Total Denmark common stocks		430,657

Finland—1.07%
Sampo Oyj, Class A	6,865	219,002
YIT Oyj	2,987	88,558
Total Finland common stocks		307,560

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
France—2.93%
BNP Paribas	6,438	$470,886
Carrefour SA	4,425	195,910
Total SA	1,971	119,986
Valeo SA*	1,018	59,375
Total France common stocks		846,157

Germany—6.77%
Aixtron SE NA1	2,685	117,561
Bayer AG	2,817	218,137
Bayerische Motoren Werke AG	1,028	85,592
Beiersdorf AG	2,774	169,302
Dialog Semiconductor PLC*	2,950	61,227
E.ON AG	7,460	227,833
Fresenius Medical Care AG & Co. KGaA	3,494	234,661
GEA Group AG	3,995	131,578
HeidelbergCement AG	3,503	244,673
MAN SE	1,086	135,439
Metro AG	3,020	206,358
ThyssenKrupp AG	2,926	119,550
Total Germany common stocks		1,951,911

Hong Kong—1.01%
Hong Kong Exchanges & Clearing Ltd.	6,200	134,704
Shangri-La Asia Ltd.	36,000	93,025
Sun Hung Kai Properties Ltd.	4,000	63,354
		291,083

Indonesia—1.44%
Astra International Tbk PT	21,500	140,741
Bank Rakyat Indonesia PT	416,000	274,705
Total Indonesia common stocks		415,446

Ireland—0.37%
Ryanair Holdings PLC ADR	3,800	105,640

Israel—0.43%
Teva Pharmaceutical Industries Ltd.	2,473	124,067

Italy—1.62%
Fiat Industrial SpA*	17,590	252,526
Saipem SpA	4,031	214,285
Total Italy common stocks		466,811

Japan—17.82%
Asahi Glass Co., Ltd.	28,000	352,104
Canon, Inc.	3,600	156,672
Denki Kagaku Kogyo KK	23,000	113,369
Disco Corp.[1]	2,000	136,571
Fanuc Corp.	1,600	242,174
Ibiden Co., Ltd.	2,900	91,588
Isuzu Motors Ltd.	30,000	118,658
ITOCHU Corp.	22,900	239,792
KDDI Corp.	38	235,273
Komatsu Ltd.	6,200	210,567
Makino Milling Machine Co., Ltd.*	12,000	101,851
Mitsubishi Corp.	18,800	521,871
Mitsubishi UFJ Financial Group, Inc.	24,200	111,719
Nippon Sheet Glass Co., Ltd.	25,000	72,133
Nippon Yusen KK	24,000	93,773
Nissan Motor Co., Ltd.	45,500	403,691
ORIX Corp.	3,640	340,894
OSAKA Titanium Technologies Co.[1]	2,100	144,915
Sankyo Co., Ltd.	3,000	153,823
Shin-Etsu Chemical Co., Ltd.	3,300	164,048
Sony Financial Holdings, Inc.	11,600	230,103
Sumitomo Mitsui Financial Group, Inc.	9,500	295,347
THK Co., Ltd.	12,900	324,439
Tokio Marine Holdings, Inc.	4,800	128,339
Tokyu Land Corp.	16,000	69,632
Toshiba Corp.	18,000	88,074
Total Japan common stocks		5,141,420

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Luxembourg—0.88%
ArcelorMittal	6,977	$252,386

Malaysia—0.50%
Petronas Chemicals Group Bhd*	60,700	145,099

Netherlands—3.28%
ASML Holding NV	5,512	242,941
Fugro NV CVA	1,117	98,432
Gemalto NV	1,234	60,693
ING Groep NV CVA*	9,325	118,027
Royal Dutch Shell PLC, Class A	6,915	251,146
Wolters Kluwer NV	7,539	176,290
Total Netherlands common stocks		947,529

Norway—2.26%
Petroleum Geo-Services ASA*	13,215	211,837
Subsea 7 SA	5,277	133,303
Telenor ASA	18,741	308,382
Total Norway common stocks		653,522

Russia—3.11%
Gazprom OAO ADR	6,072	196,551
Mechel OAO ADR	3,100	95,449
Mobile Telesystems OJSC ADR	5,950	126,318
NovaTek OAO GDR[2]	1,022	142,058
Sberbank of Russia Federation*	60,488	227,314
VTB Bank OJSC GDR[2]	15,566	108,962
Total Russia common stocks		896,652

Singapore—1.63%
Biosensors International Group Ltd.*	103,000	96,422
DBS Group Holdings Ltd.	13,159	152,835
Golden Agri-Resources Ltd.	190,000	104,006
Keppel Corp. Ltd.	12,000	117,096
Total Singapore common stocks		470,359

South Africa—1.52%
MTN Group Ltd.	8,069	162,895
Naspers Ltd., Class N	5,133	276,188
Total South Africa common stocks		439,083

South Korea—1.52%
Hyundai Mobis	461	137,634
Samsung Electronics Co., Ltd.	354	300,768
Total South Korea common stocks		438,402

Spain—1.25%
Inditex SA	2,359	189,290
Telefonica SA	6,824	170,838
Total Spain common stocks		360,128

Sweden—1.35%
Skandinaviska Enskilda Banken AB, Class A1	13,661	121,851
Swedish Match AB	3,742	124,439
Volvo AB, Class B*	8,217	144,503
Total Sweden common stocks		390,793

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Switzerland—5.02%
Cie Financiere Richemont SA, Class A	2,523	$145,721
GAM Holding AG*	7,571	143,837
Nestle SA	5,139	294,576
Novartis AG	8,254	447,702
SGS SA	157	279,472
Swatch Group AG	1,707	135,668
Total Switzerland common stocks		1,446,976

Taiwan—1.66%
AU Optronics Corp.*	104,000	90,891
HON HAI Precision Industry Co., Ltd.	62,624	219,349
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,900	169,302
Total Taiwan common stocks		479,542

Thailand—1.22%
Italian-Thai Development PCL*	531,100	73,752
Kasikornbank PCL	64,200	279,130
Total Thailand common stocks		352,882

United Kingdom—17.42%
Anglo American PLC	1,867	96,051
Barclays PLC	51,239	228,139
BG Group PLC	9,911	246,597
BP PLC	54,706	398,428
Carnival PLC	5,911	232,509
Cobham PLC	27,025	99,800
GlaxoSmithKline PLC	11,514	219,710
HSBC Holdings PLC	17,772	182,748
Imperial Tobacco Group PLC	8,201	253,517
Lloyds Banking Group PLC*	336,377	313,463
Man Group PLC	42,426	167,359
Prudential PLC	19,958	226,197
Reckitt Benckiser Group PLC	2,689	138,125
Rio Tinto PLC	6,149	431,954
Sage Group PLC	44,814	199,928
Scottish & Southern Energy PLC	7,904	159,890
Shire PLC	4,007	116,412
Standard Chartered PLC	8,965	232,551
Tullow Oil PLC	19,144	444,692
Vodafone Group PLC	175,232	496,154
Xstrata PLC	6,085	142,226
Total United Kingdom common stocks		5,026,450
Total common stocks (cost $21,061,851)		27,778,020

Preferred stock—0.84%
Germany—0.84%
Volkswagen AG, Preference shares (cost $142,941)	1,487	241,189

Participation note—0.30%
India—0.30%
Housing Development & Infrastructure Limited, expires 08/10/12*(cost $139,284)	22,000	87,221
Short-term investment—2.78%
Investment company—2.78%
UBS Cash Management Prime Relationship Fund[3] (cost $802,607)	802,607	802,607

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Investment of cash collateral from securities loaned—3.67%
UBS Private Money Market Fund LLC[3] (cost $1,060,238)	1,060,238	$1,060,238
Total investments—103.86% (cost $23,206,921)		29,969,275
Liabilities, in excess of cash and other assets—(3.86)%		(1,114,239)
Net assets—100.00%		$28,855,036

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,123,582
Gross unrealized depreciation	(361,228)
Net unrealized appreciation of investments	$6,762,354

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of this security amounted to $251,020 or 0.87% of net assets.

3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$722,032	$10,324,646	$10,244,071	$802,607	$1,020
UBS Private Money Market Fund LLC[a]	471,729	7,982,740	7,394,231	1,060,238	7,624
	$1,193,761	$18,307,386	$17,638,302	$1,862,845	$8,644

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
OJSC	Open joint stock company
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	145,000	USD	143,428	06/20/11	$(5,089)
JPMorgan Chase Bank	BRL	340,000	USD	198,366	06/20/11	(6,429)
JPMorgan Chase Bank	CAD	345,000	USD	348,071	06/20/11	(7,177)
JPMorgan Chase Bank	CHF	405,000	USD	437,861	06/20/11	(3,301)
JPMorgan Chase Bank	EUR	80,000	CAD	107,596	06/20/11	(2,410)
JPMorgan Chase Bank	EUR	275,000	USD	380,554	06/20/11	(8,580)
JPMorgan Chase Bank	GBP	95,000	USD	154,028	06/20/11	1,791
JPMorgan Chase Bank	HKD	2,655,000	USD	341,040	06/20/11	(518)
JPMorgan Chase Bank	JPY	13,400,000	USD	165,549	06/20/11	4,371
JPMorgan Chase Bank	KRW	182,000,000	USD	159,930	06/20/11	(5,148)
JPMorgan Chase Bank	NOK	2,270,000	USD	400,079	06/20/11	(8,634)
JPMorgan Chase Bank	SEK	890,000	USD	138,266	06/20/11	(2,163)
JPMorgan Chase Bank	THB	7,880,000	USD	256,551	06/20/11	(2,884)
JPMorgan Chase Bank	TWD	11,600,000	USD	396,920	06/20/11	1,776
JPMorgan Chase Bank	USD	448,244	CAD	437,404	06/20/11	2,153
JPMorgan Chase Bank	USD	972,604	CHF	910,000	06/20/11	18,650
JPMorgan Chase Bank	USD	688,561	EUR	495,000	06/20/11	11,880
JPMorgan Chase Bank	USD	154,196	GBP	95,000	06/20/11	(1,958)
JPMorgan Chase Bank	USD	174,696	HKD	1,360,000	06/20/11	264

UBS International Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	USD	1,290,858	JPY	106,500,000	06/20/11	(9,857)
JPMorgan Chase Bank	USD	174,156	MXN	2,130,000	06/20/11	3,644
JPMorgan Chase Bank	USD	176,806	PLN	515,000	06/20/11	3,348
JPMorgan Chase Bank	USD	540,777	SEK	3,480,000	06/20/11	8,317
JPMorgan Chase Bank	USD	193,380	SGD	245,000	06/20/11	1,011
JPMorgan Chase Bank	ZAR	3,230,000	USD	445,690	06/20/11	(26,312)
Net unrealized depreciation on forward foreign currency contracts						$(33,255)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$27,778,020	$—	$—	$27,778,020
Preferred stock	241,189	—	—	241,189
Participation note	—	87,221	—	87,221
Short-term investment	—	802,607	—	802,607
Investment of cash collateral from securities loaned	—	1,060,238	—	1,060,238
Other financial instruments[1]	—	(33,255)	—	(33,255)
Total	$28,019,209	$1,916,811	$—	$29,936,020

1       Other financial instruments include forward foreign currency contracts.

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	2.11%
Air freight & logistics	0.96
Airlines	0.72
Auto components	1.00
Automobiles	0.67
Beverages	1.34
Biotechnology	1.53
Building products	0.42
Capital markets	2.49
Chemicals	2.86
Commercial banks	2.15
Communications equipment	0.95
Computers & peripherals	1.67
Construction & engineering	1.01
Construction materials	0.30
Consumer finance	0.60
Containers & packaging	0.56
Distributors	0.11
Diversified consumer services	0.64
Diversified financial services	1.11
Diversified telecommunication services	1.90
Electric utilities	3.43
Electrical equipment	0.81
Electronic equipment, instruments & components	1.37
Energy equipment & services	2.40
Food & staples retailing	1.54
Food products	2.48
Gas utilities	0.95
Health care equipment & supplies	2.33
Health care providers & services	1.46
Health care technology	0.21
Hotels, restaurants & leisure	1.76
Household durables	0.82
Household products	0.33
Independent power producers & energy traders	0.54
Industrial conglomerates	0.63
Insurance	3.18
Internet & catalog retail	0.48
Internet software & services	1.09
IT services	1.31
Leisure equipment & products	0.23
Life sciences tools & services	0.83
Machinery	3.98
Media	1.95
Metals & mining	2.85
Multiline retail	0.28
Multi-utilities	0.66
Office electronics	0.10
Oil, gas & consumable fuels	6.42
Paper & forest products	0.41
Personal products	0.76
Pharmaceuticals	2.93
Professional services	0.04
Real estate investment trust (REIT)	1.21
Real estate management & development	0.92
Road & rail	1.50
Semiconductors & semiconductor equipment	3.22
Software	2.32
Specialty retail	1.91
Textiles, apparel & luxury goods	1.38
Thrifts & mortgage finance	0.49

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Tobacco	0.63%
Trading companies & distributors	0.58
Transportation infrastructure	0.09
Wireless telecommunication services	0.33
Total common stocks	88.24%
Preferred stocks	0.27
Investment companies
iShares II PLC	0.41
iShares Russell 1000 Index Fund	0.71
iShares Russell 2000 Index Fund	0.16
SPDR S&P 500 ETF Trust	0.19
Total investment companies	1.47
Short-term investment	42.83
Total investments before investments sold short	132.81%

Investments sold short
Common stocks
Aerospace & defense	(1.63)
Air freight & logistics	(1.47)
Airlines	(0.48)
Auto components	(0.34)
Automobiles	(0.97)
Beverages	(1.39)
Biotechnology	(0.39)
Building products	(0.50)
Capital markets	(1.15)
Chemicals	(2.82)
Commercial banks	(2.89)
Commercial services & supplies	(0.64)
Communications equipment	(0.40)
Computers & peripherals	(1.70)
Construction & engineering	(0.50)
Construction materials	(0.56)
Consumer finance	(0.38)
Containers & packaging	(0.34)
Distributors	(0.25)
Diversified consumer services	(0.45)
Diversified financial services	(0.60)
Diversified telecommunication services	(2.00)
Electric utilities	(1.97)
Electrical equipment	(1.46)
Electronic equipment, instruments & components	(1.19)
Energy equipment & services	(1.61)
Food & staples retailing	(1.76)
Food products	(3.66)
Gas utilities	(0.55)
Health care equipment & supplies	(1.65)
Health care providers & services	(1.29)
Health care technology	(0.08)
Hotels, restaurants & leisure	(1.32)
Household durables	(0.52)
Household products	(0.72)
Independent power producers & energy traders	(0.40)
Industrial conglomerates	(0.47)
Insurance	(3.71)
Internet & catalog retail	(0.57)
Internet software & services	(0.64)
IT services	(1.72)
Leisure equipment & products	(0.28)
Life sciences tools & services	(0.91)
Machinery	(3.49)
Marine	(0.23)
Media	(1.47)
Metals & mining	(3.58)
Multiline retail	(0.96)
Multi-utilities	(2.07)

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Office electronics	(0.08)%
Oil, gas & consumable fuels	(4.98)
Paper & forest products	(0.10)
Personal products	(0.37)
Pharmaceuticals	(3.22)
Professional services	(0.77)
Real estate investment trust (REIT)	(1.73)
Real estate management & development	(0.90)
Road & rail	(0.78)
Semiconductors & semiconductor equipment	(3.08)
Software	(2.44)
Specialty retail	(1.61)
Textiles, apparel & luxury goods	(0.95)
Thrifts & mortgage finance	(0.33)
Trading companies & distributors	(1.24)
Transportation infrastructure	(0.26)
Water utilities	(0.53)
Wireless telecommunication services	(0.19)
Total investments sold short	(83.69)%
Investment company
SPDR S&P MidCap 400 ETF Trust	(0.52)
Total investments, net of investments sold short	48.60
Cash and other assets, less liabilities	51.40
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Market Neutral Multi-Strategy Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—88.24%
Australia—0.61%
Goodman Fielder Ltd.	16,241	$20,663
Goodman Group	30,275	21,451
GrainCorp Ltd.	2,682	21,111
OneSteel Ltd.	7,914	19,973
Rio Tinto Ltd.	267	23,405
Santos Ltd.	1,422	22,872
TABCORP Holdings Ltd.	3,026	23,443
Total Australia common stocks		152,918

Austria—0.48%
OMV AG NPV	254	11,479
Telekom Austria AG	5,790	84,682
Wiener Staedtische Versicherung AG	425	24,273
Total Austria common stocks		120,434

Belgium—0.76%
Anheuser-Busch InBev NV	839	47,793
Bekaert SA	200	22,814
Belgacom SA	576	22,313
Delhaize Group SA	459	37,371
Dexia SA*	5,213	20,302
KBC Groep NV*	530	19,931
Mobistar SA	306	21,215
Total Belgium common stocks		191,739

Bermuda—0.34%
Argo Group International Holdings Ltd.	1,250	41,300
Aspen Insurance Holdings Ltd.[1]	700	19,292
Endurance Specialty Holdings Ltd.[1]	500	24,410
Total Bermuda common stocks		85,002

Brazil—0.09%
Cia Energetica de Minas Gerais ADR	1,200	23,124

Canada—3.09%
Agrium, Inc.	300	27,704
Alimentation Couche Tard, Inc., Class B	800	21,033
Cameco Corp.	700	21,054
Canadian Pacific Railway Ltd.	400	25,712
CGI Group, Inc., Class A*	1,300	27,260
Domtar Corp.[1]	300	27,534
Empire Co., Ltd., Class A	400	22,065
Encana Corp.	1,100	38,043
Genworth MI Canada, Inc.	800	21,595
Goldcorp, Inc.	500	24,930
Gran Tierra Energy, Inc.*	2,300	18,552
Magna International, Inc.	200	9,588
Open Text Corp.*	500	31,068
Petrobank Energy & Resources Ltd.*	1,100	23,248
Petrominerales Ltd.	1,200	45,475
Potash Corp. of Saskatchewan, Inc.	380	22,416
Precision Drilling Corp.*	3,500	47,437
Research In Motion Ltd.*	700	39,588
Royal Bank of Canada	400	24,751
Saputo, Inc.	1,000	45,137
Suncor Energy, Inc.	500	22,424
Teck Resources Ltd., Class B	300	15,902
TMX Group, Inc.	700	28,029
Toronto-Dominion Bank	300	26,550
Valeant Pharmaceuticals International, Inc.[1]	1,712	85,399
Viterra, Inc.	1,600	19,408
Yamana Gold, Inc.	1,600	19,771
Total Canada common stocks		781,673

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
China—3.14%
Anhui Conch Cement Co., Ltd., H Shares	4,000	$25,018
Baidu, Inc. ADR*1	200	27,562
Cathay Pacific Airways Ltd.	7,000	16,774
China BlueChemical Ltd., H Shares	24,000	19,654
China Mengniu Dairy Co., Ltd.	8,000	21,187
China National Building Material Co., Ltd., H Shares	8,000	29,363
China National Materials Co., Ltd., H Shares	29,000	26,097
China Petroleum & Chemical Corp. ADR[1]	200	20,116
China Resources Cement Holdings Ltd.*2	24,000	23,789
China Resources Enterprise Ltd.	6,000	24,375
China Taiping Insurance Holdings Co., Ltd.*	9,200	27,144
China Yurun Food Group Ltd.	7,000	23,488
CNOOC Ltd. ADR[1]	100	25,304
Dongfeng Motor Group Co., Ltd., H Shares	10,000	17,021
Fantasia Holdings Group Co., Ltd.[2]	117,000	19,403
Focus Media Holding Ltd. ADR*	800	24,536
GOME Electrical Appliances Holding Ltd.*	80,000	28,180
Industrial & Commercial Bank of China, H Shares	40,000	33,220
Link	7,000	21,913
Longfor Properties Co., Ltd.[2]	13,500	22,770
NetEase.com, Inc. ADR*1	600	29,706
New World Development Ltd.	11,000	19,430
NWS Holdings Ltd.	19,000	29,067
PICC Property & Casualty Co., Ltd., H Shares*	30,000	36,176
Renhe Commercial Holdings Co., Ltd.	188,000	35,045
Sina Corp.*1	300	32,112
Sino-Ocean Land Holdings Ltd.	35,500	21,998
Sohu.com, Inc.*1	300	26,808
Trina Solar Ltd. ADR*	800	24,096
Weichai Power Co., Ltd., H Shares	3,000	18,223
Wynn Macau Ltd.	16,400	45,751
Total China common stocks		795,326

Denmark—0.73%
Carlsberg A/S, Class B	999	107,568
Coloplast A/S, Class B	79	11,442
Jyske Bank A/S*	484	21,554
Novo Nordisk A/S, Class B	176	22,112
Topdanmark A/S*	133	22,094
Total Denmark common stocks		184,770

Finland—0.81%
Sampo Oyj, Class A	4,276	136,410
Stora Enso Oyj, Class R	1,676	19,964
UPM-Kymmene Oyj	1,073	22,688
Wartsila Oyj	644	25,144
Total Finland common stocks		204,206

France—2.42%
Alstom SA	516	30,512
AXA SA	1,055	22,046
BNP Paribas	471	34,450
Carrefour SA	1,203	53,261
Casino Guichard Perrachon SA	217	20,540
Cie Generale des Etablissements Michelin, Class B	256	21,623
EDF SA	1,526	63,193
France Telecom SA	1,440	32,265

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
France—(concluded)
Hermes International NPV	702	$153,907
LVMH Moet Hennessy Louis Vuitton SA	216	34,193
Metropole Television SA	1,309	34,208
Valeo SA*	349	20,355
Vinci SA	1,451	90,675
Total France common stocks		611,228

Germany—2.41%
Aixtron SE NA ADR[1]	500	21,940
Allianz SE	560	78,593
Axel Springer AG NPV	138	22,305
Bayer AG	964	74,648
Bayerische Motoren Werke AG	300	24,978
Deutsche Bank AG	377	22,165
Deutsche Post AG	1,218	21,957
Fresenius Medical Care AG & Co. KGaA	965	64,810
Infineon Technologies AG	2,139	21,932
Lanxess AG	254	18,999
Linde AG	664	104,877
SAP AG	1,406	86,080
Siemens AG	174	23,848
Volkswagen AG	145	22,255
Total Germany common stocks		609,387

Greece—0.31%
Hellenic Telecommunications Organization SA	6,940	77,503

Hong Kong—0.16%
Hopson Development Holdings Ltd.*	10,000	11,339
Shanghai Industrial Holdings Ltd.	7,000	26,817
Shangri-La Asia Ltd.	666	1,721
Total Hong Kong common stocks		39,877

Ireland—1.08%
Covidien PLC[1]	2,200	114,268
Elan Corp. PLC*	1,374	9,454
Kerry Group PLC, Class A	2,249	83,730
Seagate Technology PLC*1	4,600	66,240
Total Ireland common stocks		273,692

Israel—0.10%
Check Point Software Technologies Ltd.*1	500	25,525

Italy—1.19%
Azimut Holding SpA	6,692	74,828
Enel SpA	4,830	30,447
Finmeccanica SpA	8,952	112,659
Intesa Sanpaolo SpA	6,444	19,069
Pirelli & Co SpA NPV	4,466	39,241
Tod’s SpA	217	25,571
Total Italy common stocks		301,815

Japan—8.06%
Aeon Co., Ltd.	1,800	20,861
Aeon Credit Service Co., Ltd.	1,700	23,401
Aeon Mall Co., Ltd.	1,000	21,472
Aisin Seiki Co., Ltd.	700	24,304
Ajinomoto Co., Inc.	2,000	20,846
Alps Electric Co., Ltd.	1,900	18,251
Aozora Bank Ltd.	11,000	24,862
Asahi Glass Co., Ltd.	3,000	37,725
Asahi Kasei Corp.	4,000	26,978
Central Glass Co., Ltd.	6,000	24,165
Central Japan Railway Co.	3	23,768
Chubu Electric Power Co., Inc.	900	20,017
Cosmo Oil Co., Ltd.	7,000	21,796

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(continued)
Daicel Chemical Industries Ltd.	4,000	$24,669
Daikin Industries Ltd.	700	20,963
Daito Trust Construction Co., Ltd.	300	20,666
Dentsu, Inc.	800	20,649
DIC Corp.	9,000	20,882
Dowa Holdings Co., Ltd.	1,000	6,228
Eisai Co., Ltd.	600	21,524
Elpida Memory, Inc.*	3,700	47,640
Fuji Heavy Industries Ltd.	2,000	12,888
FUJIFILM Holdings Corp.	700	21,678
GS Yuasa Corp.	1,000	6,648
Honda Motor Co., Ltd.	500	18,785
Idemitsu Kosan Co., Ltd.	200	23,419
IHI Corp.	10,000	24,405
Ito En Ltd.	1,300	22,646
ITOCHU Corp.	3,500	36,649
Japan Petroleum Exploration Co.	500	25,006
Kajima Corp.	11,000	30,813
Kawasaki Heavy Industries Ltd.	6,000	26,401
Keihin Corp.	1,300	24,678
Kinden Corp.	2,000	18,202
Kobe Steel Ltd.	8,000	20,774
Konica Minolta Holdings, Inc.	3,000	25,138
Kubota Corp.	3,000	28,276
Kuraray Co., Ltd.	2,500	32,219
Kyocera Corp.	200	20,269
Marubeni Corp.	5,000	36,006
Maruichi Steel Tube Ltd.	1,000	24,706
MEIJI Holdings Co., Ltd.	400	16,086
Meiko Network Japan Co., Ltd.*	7,500	62,575
Minebea Co., Ltd.	4,000	22,073
Mitsubishi Chemical Holdings Corp.	3,500	22,007
Mitsubishi Electric Corp.	2,000	23,611
Mitsubishi Logistics Corp.	2,000	22,361
Mitsubishi UFJ Lease & Finance Co., Ltd.	570	22,853
Mitsui & Co., Ltd.	2,200	39,435
Mitsui Chemicals, Inc.	7,000	24,742
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	14,354
Mitsui Mining & Smelting Co., Ltd.	6,000	20,846
Murata Manufacturing Co., Ltd.	400	28,805
NGK Spark Plug Co., Ltd.	1,000	13,657
NHK Spring Co., Ltd.	1,000	9,906
Nikon Corp.	600	12,371
Nippon Building Fund, Inc.	2	19,476
Nippon Electric Glass Co., Ltd.	2,000	28,324
Nippon Meat Packers, Inc.	2,000	25,222
Nippon Shokubai Co., Ltd.	2,000	25,054
Nippon Telegraph & Telephone Corp.	500	22,451
Nishi-Nippon City Bank Ltd.	7,000	20,113
Nissan Chemical Industries Ltd.	2,000	20,678
Nissan Motor Co., Ltd.	3,000	26,617
Nisshinbo Holdings, Inc.	2,000	19,404
Nitto Denko Corp.	500	26,509
NSK Ltd.	2,000	17,240
NTN Corp.	4,000	19,187
NTT Data Corp.	8	24,727
Osaka Gas Co., Ltd.	6,000	23,948
Renesas Electronics Corp.*	2,700	22,982
Santen Pharmaceutical Co., Ltd.	900	35,868
Sapporo Hokuyo Holdings, Inc.	4,200	20,197
Sega Sammy Holdings, Inc.	1,100	19,122
Shimizu Corp.	5,000	22,241

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(concluded)
SMC Corp.	100	$16,458
Sony Corp.	700	22,419
Sumitomo Corp.	2,500	35,736
Sumitomo Electric Industries Ltd.	1,400	19,372
Sumitomo Metal Mining Co., Ltd.	1,000	17,204
Taisei Corp.	10,000	24,645
TDK Corp.	400	23,636
Tokyo Electric Power Co., Inc.	1,900	10,644
Tokyu Land Corp.	4,000	17,408
TonenGeneral Sekiyu KK	2,000	24,693
Toray Industries, Inc.	2,000	14,547
Ushio, Inc.	1,100	21,516
Yamada Denki Co., Ltd.	340	22,931
Total Japan common stocks		2,037,524

Luxembourg—0.09%
ArcelorMittal	658	23,803

Mexico—0.19%
Fomento Economico Mexicano SAB de CV ADR[1]	400	23,480
Fresnillo PLC	1,029	25,471
Total Mexico common stocks		48,951

Netherlands—0.90%
Aegon NV*	2,925	21,904
ASML Holding NV	529	23,316
Core Laboratories NV1	300	30,651
ING Groep NV CVA*	2,150	27,212
Koninklijke DSM NV	263	16,159
Koninklijke Philips Electronics NV*	1,808	57,793
LyondellBasell Industries NV, Class A*[1]	500	19,775
TNT NV	73	1,872
Wolters Kluwer NV	1,229	28,739
Total Netherlands common stocks		227,421

Norway—0.64%
DnB NOR ASA	1,273	19,531
Petroleum Geo-Services ASA*	1,388	22,250
Telenor ASA	7,229	118,953
Total Norway common stocks		160,734

Portugal—0.22%
Portugal Telecom, SGPS, SA	4,872	56,231

Russia—0.09%
Gazprom OAO ADR	688	22,271

Singapore—0.44%
Avago Technologies Ltd.[1]	800	24,880
Jardine Cycle & Carriage Ltd.	1,000	29,036
SembCorp Marine Ltd.	3,000	13,899
Singapore Airlines Ltd.	2,000	21,706
UOL Group Ltd.	6,000	22,610
Total Singapore common stocks		112,131

South Africa—0.11%
Sasol Ltd. ADR[1]	500	28,975

Spain—1.19%
Acciona SA	230	24,994
EDP Renovaveis SA*	3,489	25,059
Enagas SA	5,757	129,889
Ferrovial SA	1,744	21,874
Gas Natural SDG SA	1,320	24,796
Mapfre SA	6,570	24,758
Red Electrica Corp. SA	400	22,732

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Spain—(concluded)
Repsol YPF SA	749	$25,661
Total Spain common stocks		299,763

Sweden—0.49%
Getinge AB, Class B	918	22,660
Holmen AB, Class B	294	10,163
Millicom International Cellular SA SDR	224	21,435
Svenska Cellulosa AB, Class B	1,375	22,133
Swedbank AB	1,258	21,525
Volvo AB, Class B*	1,467	25,798
Total Sweden common stocks		123,714

Switzerland—1.07%
Aryzta AG	1,120	57,311
Cie Financiere Richemont SA, Class A	404	23,334
Ferrexpo PLC	3,284	22,758
Novartis AG	856	46,430
Straumann Holding AG	290	74,576
Syngenta AG	67	21,774
Transocean Ltd.*	305	23,975
Total Switzerland common stocks		270,158

Taiwan—0.02%
Uni-President China Holdings Ltd.	11,000	5,671

United Kingdom—4.64%
Aberdeen Asset Management PLC	15,839	53,562
AstraZeneca PLC	497	22,826
BAE Systems PLC	22,735	118,496
BG Group PLC	1,934	48,120
British Land Co., PLC	32	284
Ensco International PLC ADR[1]	1,000	57,840
Home Retail Group PLC	6,390	19,794
Imperial Tobacco Group PLC	4,134	127,794
Intercontinental Hotels Group PLC	1,062	21,773
Legal & General Group PLC	14,191	26,225
Marks & Spencer Group PLC	3,824	20,655
Petrofac Ltd.	824	19,683
Premier Oil PLC*	806	25,782
Prudential PLC	1,848	20,945
Reed Elsevier PLC	3,112	26,958
Rio Tinto PLC	294	20,653
Sage Group PLC	9,118	40,678
Scottish & Southern Energy PLC	6,365	128,757
Tesco PLC	8,987	54,929
Tullow Oil PLC	320	7,433
Vedanta Resources PLC	3,087	117,812
Weir Group PLC	751	20,854
WPP PLC	1,714	21,131
Xstrata PLC	6,461	151,014
Total United Kingdom common stocks		1,173,998

United States—52.37%
ACE Ltd.[1]	400	25,880
Acorda Therapeutics, Inc.*1	1,700	39,440
Adobe Systems, Inc.*1	3,000	99,480
Aetna, Inc.[1]	600	22,458
Aflac, Inc.[1]	1,200	63,336
Agilent Technologies, Inc.*1	500	22,390
Alexion Pharmaceuticals, Inc.*1	1,400	138,152
Allergan, Inc.[1]	2,000	142,040
Allscripts Healthcare Solutions, Inc.*1	1,000	20,990
Amazon.com, Inc.*1	300	54,039
Ambassadors Group, Inc.	3,800	41,610
American Assets Trust, Inc.	3,990	84,867

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
American Electric Power Co., Inc.[1]	3,900	$137,046
American International Group, Inc.*1	600	21,084
Ameriprise Financial, Inc.[1]	400	24,432
Amgen, Inc.*1	400	21,380
Amylin Pharmaceuticals, Inc.*1	2,600	29,562
Analog Devices, Inc.[1]	1,200	47,256
AO Smith Corp.[1]	500	22,170
Apache Corp.[1]	200	26,184
Apollo Group, Inc., Class A*1	400	16,684
Apple, Inc.*1	740	257,853
Applied Materials, Inc.[1]	1,400	21,868
Arch Coal, Inc.[1]	1,500	54,060
Archer-Daniels-Midland Co. NPV[1]	2,500	90,025
Ashland, Inc.[1]	400	23,104
Atlas Air Worldwide Holdings, Inc.*1	300	20,916
Autodesk, Inc.*1	2,900	127,919
AutoZone, Inc.*1	100	27,356
Avon Products, Inc[1].	5,300	143,312
Baker Hughes, Inc.[1]	900	66,087
Ball Corp.[1]	600	21,510
Bank of America Corp.[1]	1,500	19,995
Bank of Hawaii Corp.[1]	600	28,692
Bank of New York Mellon Corp.[1]	1,000	29,870
Baxter International, Inc.[1]	700	37,639
Becton Dickinson & Co.[1]	400	31,848
BG Medicine, Inc.*	10,730	82,728
Biogen Idec, Inc.*1	300	22,017
Bio-Rad Laboratories, Inc., Class A*1	200	24,028
BlackRock, Inc.	485	97,490
Boeing Co.[1]	700	51,751
Boise, Inc.[1]	5,100	46,716
Boston Scientific Corp.*1	2,500	17,975
Brinker International, Inc.[1]	1,000	25,300
Broadcom Corp., Class A1	3,200	126,016
C.R. Bard, Inc.	520	51,641
Capital One Financial Corp.[1]	400	20,784
CARBO Ceramics, Inc.[1]	200	28,224
Carnival Corp.[1]	1,300	49,868
CB Richard Ellis Group, Inc., Class A*1	800	21,360
CBL & Associates Properties, Inc.[1]	2,800	48,776
CBOE Holdings, Inc.[1]	1,500	43,455
CBS Corp., Class B1	1,800	45,072
Celanese Corp., Series A1	2,500	110,925
CF Industries Holdings, Inc.[1]	100	13,679
Chemed Corp.	620	41,298
Chesapeake Energy Corp[1].	600	20,112
Chevron Corp[1].	200	21,486
Chico’s FAS, Inc.[1]	2,300	34,270
Choice Hotels International, Inc.[1]	800	31,080
Cimarex Energy Co.[1]	200	23,048
Cisco Systems, Inc.[1]	3,400	58,310
Citigroup, Inc.*1	2,400	10,608
Citrix Systems, Inc.*1	400	29,384
Cliffs Natural Resources, Inc.[1]	500	49,140
Coach, Inc.[1]	1,400	72,856
Coinstar, Inc.*1	1,200	55,104
Colgate-Palmolive Co.	500	40,380
Comcast Corp., Class A1	1,400	34,608
Complete Production Services, Inc.*1	800	25,448
Computer Sciences Corp.[1]	500	24,365
Concho Resources, Inc.*1	200	21,460

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
ConocoPhillips[1]	300	$23,958
Cooper Industries PLC[1]	400	25,960
Corning, Inc.[1]	1,000	20,630
Crane Co.[1]	700	33,901
Crown Castle International Corp.*1	1,000	42,550
CSX Corp.[1]	300	23,580
Cubist Pharmaceuticals, Inc.*1	1,000	25,240
Danaher Corp.[1]	1,600	83,040
Deere & Co.[1]	200	19,378
Delta Air Lines, Inc.*1	2,100	20,580
Demand Media, Inc.*	3,660	86,193
Dick’s Sporting Goods, Inc.*1	600	23,988
Digital Realty Trust, Inc.[1]	400	23,256
Dillard’s, Inc., Class A1	400	16,048
Discover Financial Services[1]	1,000	24,120
Dolby Laboratories, Inc., Class A*1	1,000	49,210
Dover Corp.[1]	2,100	138,054
Dresser-Rand Group, Inc.*1	500	26,810
DST Systems, Inc.[1]	500	26,410
DTE Energy Co.[1]	500	24,480
Dynegy, Inc.,*	15,400	87,626
Eastman Chemical Co.[1]	200	19,864
Edison International[1]	3,200	117,088
Edwards Lifesciences Corp.*1	200	17,400
El Paso Corp.[1]	1,300	23,400
EMC Corp.*1	800	21,240
Endo Pharmaceuticals Holdings, Inc.*1	600	22,896
Endocyte, Inc.*	10,100	86,557
Energen Corp.[1]	500	31,560
Energy XXI Bermuda Ltd.*1	800	27,280
Entergy Corp.[1]	300	20,163
EOG Resources, Inc.[1]	630	74,661
ePocrates, Inc.*	4,370	86,526
Estee Lauder Cos., Inc., Class A1	500	48,180
Exelon Corp.[1]	1,700	70,108
Exxon Mobil Corp.[1]	100	8,413
F5 Networks, Inc.*1	200	20,514
FedEx Corp.[1]	2,100	196,455
Fidelity National Information Services, Inc.[1]	2,900	94,801
FirstEnergy Corp.[1]	3,733	138,457
Flextronics International Ltd.*1	2,700	20,169
Fluidigm Corp.*	5,670	81,138
Fortegra Financial Corp.*	7,200	81,792
Fortinet, Inc.*1	600	26,400
Fortune Brands, Inc.[1]	2,200	136,158
Franklin Resources, Inc.[1]	200	25,016
Freeport-McMoRan Copper & Gold, Inc.[1]	800	44,440
Frontier Oil Corp.[1]	800	23,456
FXCM, Inc., Class A	6,670	86,910
Gain Capital Holdings, Inc.*	10,770	82,606
GameStop Corp., Class A*1	4,400	99,088
Gannett Co., Inc.[1]	1,300	19,799
Gap, Inc.[1]	1,100	24,926
General Dynamics Corp.[1]	2,100	160,776
General Electric Co.[1]	1,100	22,055
General Motors Co.*1	1,500	46,545
Genzyme Corp.*1	500	38,075
Gevo, Inc.*	4,180	82,346
Goldman Sachs Group, Inc.[1]	110	17,432
Hartford Financial Services Group, Inc.[1]	1,100	29,623
Helix Energy Solutions Group, Inc.*1	700	12,040
Helmerich & Payne, Inc.[1]	400	27,476

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Hertz Global Holdings, Inc.*1	2,400	$37,512
Hess Corp.[1]	700	59,647
Hewlett-Packard Co.[1]	1,500	61,455
Holly Corp.[1]	400	24,304
Hologic, Inc.*1	1,100	24,420
Home Depot, Inc.[1]	1,700	63,002
Hormel Foods Corp.[1]	800	22,272
Hubbell, Inc., Class B1	400	28,412
Hudson City Bancorp, Inc.[1]	2,200	21,296
Humana, Inc.*1	300	20,982
Huntington Bancshares, Inc.[1]	3,200	21,248
Huntington Ingalls Industries, Inc.*	1,050	43,575
Huntsman Corp.[1]	1,200	20,856
Illinois Tool Works, Inc.[1]	3,900	209,508
Imperial Holdings, Inc.*	8,160	82,824
International Business Machines Corp.[1]	515	83,981
Interpublic Group of Cos., Inc.[1]	6,200	77,934
Intersil Corp., Class A1	9,000	112,050
Intuitive Surgical, Inc.*1	75	25,010
JB Hunt Transport Services, Inc.	1,100	49,962
Johnson & Johnson[1]	700	41,475
Johnson Controls, Inc.[1]	1,900	78,983
Joy Global, Inc.[1]	300	29,643
JPMorgan Chase & Co.[1]	500	23,050
KBR, Inc.[1]	1,200	45,324
Kellogg Co.[1]	400	21,592
Kennametal, Inc.[1]	300	11,700
Kinetic Concepts, Inc.*1	500	27,210
Knot, Inc.*	3,500	42,175
Kraft Foods, Inc., Class A1	1,700	53,312
Kroger Co.[1]	4,700	112,659
Las Vegas Sands Corp.*1	900	37,998
Legg Mason, Inc.[1]	700	25,263
Liberty Global, Inc., Series C*1	600	23,994
Lockheed Martin Corp.[1]	300	24,120
Lowe’s Cos., Inc.[1]	2,600	68,718
Macy’s, Inc.[1]	1,200	29,112
Manitowoc Co., Inc.[1]	500	10,940
Marathon Oil Corp.[1]	400	21,324
Marvell Technology Group Ltd.*1	3,600	55,980
MasterCard, Inc., Class A1	100	25,172
McKesson Corp.[1]	700	55,335
MDU Resources Group, Inc.[1]	3,800	87,286
Mead Johnson Nutrition Co.[1]	400	23,172
Medley Capital Corp.*	7,100	86,478
Medtronic, Inc.[1]	900	35,415
Merck & Co., Inc.[1]	2,000	66,020
Micron Technology, Inc.*1	2,500	28,650
Microsoft Corp.[1]	3,200	81,152
Molson Coors Brewing Co., Class B1	900	42,201
Monsanto Co.[1]	300	21,678
Moody’s Corp.[1]	700	23,737
Mosaic Co.[1]	300	23,625
Motorola Solutions, Inc.*1	500	22,345
Murphy Oil Corp.[1]	300	22,026
National Oilwell Varco, Inc.[1]	500	39,635
National Semiconductor Corp.[1]	6,100	87,474
Navistar International Corp.*1	400	27,732
NeoPhotonics Corp.*	8,200	92,742
NetFlix, Inc.*1	100	23,733
Newmont Mining Corp.[1]	400	21,832
NextEra Energy, Inc.[1]	1,100	60,632

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Noble Corp.[1]	1,300	$59,306
Norfolk Southern Corp.[1]	1,200	83,124
NRG Energy, Inc.*1	1,000	21,540
Nvidia Corp.*1	2,500	46,150
Obagi Medical Products, Inc.*	3,200	40,448
Oceaneering International, Inc.*1	300	26,835
Omnicom Group, Inc.[1]	800	39,248
Oneok, Inc.[1]	500	33,440
PACCAR, Inc.[1]	1,400	73,290
Pall Corp.[1]	900	51,849
Parker Hannifin Corp.[1]	200	18,936
Peabody Energy Corp.[1]	900	64,764
PepsiCo, Inc.[1]	1,450	93,394
Pfizer, Inc.[1]	1,300	26,403
Pharmasset, Inc.*1	900	70,839
Philip Morris International, Inc.[1]	500	32,815
PNC Financial Services Group, Inc.	700	44,093
Polaris Industries, Inc.[1]	300	26,106
Premiere Global Services, Inc.*	5,500	41,910
Priceline.com, Inc.*1	50	25,322
Procter & Gamble Co.[1]	700	43,120
Protective Life Corp.[1]	800	21,240
Prudential Financial, Inc.[1]	300	18,474
Public Storage[1]	200	22,182
QUALCOMM, Inc.[1]	1,000	54,830
Rayonier, Inc.[1]	600	37,386
Reliance Steel & Aluminum Co.[1]	500	28,890
RigNet, Inc.*	4,470	81,265
Riverbed Technology, Inc.*1	600	22,590
Robert Half International, Inc.[1]	300	9,180
Rockwell Automation, Inc.[1]	300	28,395
Rockwell Collins, Inc.[1]	300	19,449
Ryder System, Inc.[1]	1,900	96,140
SanDisk Corp.*1	400	18,436
SandRidge Energy, Inc.*1	3,200	40,960
Schlumberger Ltd.[1]	100	9,326
Sempra Energy[1]	1,000	53,500
Signature Bank*1	400	22,560
Silgan Holdings, Inc.[1]	1,670	63,694
Sirona Dental Systems, Inc.*1	400	20,064
SL Green Realty Corp.[1]	300	22,560
Smithfield Foods, Inc.*1	1,200	28,872
Solar Senior Capital Ltd.*	4,500	83,835
Sotheby’s1	500	26,300
Southwest Airlines Co.[1]	8,000	101,040
Starbucks Corp.[1]	600	22,170
Starwood Hotels & Resorts Worldwide, Inc.[1]	400	23,248
Stone Energy Corp.*1	1,500	50,055
Summit Hotel Properties, Inc.*	8,500	84,490
Sunoco, Inc.[1]	1,100	50,149
SXC Health Solutions Corp.*1	600	32,880
Symantec Corp.*1	2,100	38,934
Targa Resources Corp.	2,370	85,889
Target Corp.[1]	100	5,001
Tech Data Corp.*1	500	25,430
Teleflex, Inc.[1]	400	23,192
Tellabs, Inc.[1]	3,900	20,436
Temple-Inland, Inc.[1]	400	9,360
Teradata Corp.*1	500	25,350
Teradyne, Inc.*1	1,400	24,934
Texas Instruments, Inc.[1]	1,600	55,296
TIBCO Software, Inc.*1	1,200	32,700

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(concluded)
Tiffany & Co.[1]	400	$24,576
TJX Cos., Inc.[1]	600	29,838
Travelers Cos., Inc.[1]	300	17,844
TRW Automotive Holdings Corp.*1	200	11,016
Tupperware Brands Corp.[1]	400	23,884
Tyson Foods, Inc., Class A1	1,400	26,866
Ultra Petroleum Corp.*1	4,500	221,625
Union Pacific Corp.[1]	400	39,332
United Continental Holdings, Inc.*1	829	19,059
United States Steel Corp.[1]	400	21,576
UnitedHealth Group, Inc.[1]	1,400	63,280
US Bancorp[1]	600	15,858
Varian Medical Systems, Inc.*1	400	27,056
VCA Antech, Inc.*1	600	15,108
Veeco Instruments, Inc.*1	400	20,336
Verizon Communications, Inc.[1]	600	23,124
VF Corp.[1]	200	19,706
Viacom, Inc., Class B1	1,600	74,432
Walgreen Co.[1]	500	20,070
Walker & Dunlop, Inc.*	6,970	84,685
Wells Fargo & Co.[1]	2,700	85,590
Western Refining, Inc.*1	1,400	23,730
Whirlpool Corp.[1]	300	25,608
Whiting Petroleum Corp.*1	400	29,380
Williams-Sonoma, Inc.[1]	900	36,450
Wynn Resorts Ltd.[1]	300	38,175
Zimmer Holdings, Inc.*1	400	24,212
Zions Bancorporation[1]	1,000	23,060
Total United States common stocks		13,244,121
Total common stocks (cost $20,399,016)		22,313,685

Preferred stocks—0.27%
Germany—0.17%
Henkel AG & Co KGaA, Preference shares	225	13,938
Volkswagen AG, Preference shares	173	28,060
Total Germany preferred stocks		41,998

Italy—0.10%
Telecom Italia SpA, Preference shares	19,723	26,526
Total preferred stocks (cost $64,952)		68,524

Investment companies—1.47%
iShares II PLC	4,182	104,370
iShares Russell 1000 Index Fund	2,435	179,873
iShares Russell 2000 Index Fund	480	40,402
SPDR S&P 500 ETF Trust	360	47,703
Total investment companies (cost $368,978)		372,348

Short-term investment—42.83%
Investment company—42.83%
UBS Cash Management Prime Relationship Fund[3] (cost $10,831,769)	10,831,769	10,831,769
Total investments before investments sold short—132.81% (cost $31,664,715)		33,586,326

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(83.69)%
Common stocks—(83.69)%
Australia—(0.91)%
AMP Ltd.	(4,077)	$(22,898)
Asciano Ltd.	(13,321)	(23,975)
Commonwealth Bank of Australia	(427)	(23,143)
Crown Ltd.	(2,696)	(22,727)
Insurance Australia Group Ltd.	(6,348)	(23,572)
Nufarm Ltd.	(4,211)	(22,519)
Orica Ltd.	(864)	(23,566)
Origin Energy Ltd.	(1,393)	(23,371)
Paladin Energy Ltd.	(5,866)	(21,904)
Woolworths Ltd.	(834)	(23,188)
Total Australia common stocks		(230,863)

Austria—(0.31)%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	(1,760)	(78,196)

Belgium—(0.47)%
Colruyt SA	(2,257)	(118,861)

Bermuda—(0.61)%
Central European Media Enterprises Ltd., Class A	(2,100)	(44,310)
Everest Re Group Ltd.	(300)	(26,454)
Frontline Ltd.	(877)	(21,821)
Genpact Ltd.	(2,900)	(41,992)
Li & Fung Ltd.	(4,000)	(20,492)
Total Bermuda common stocks		(155,069)

Brazil—(0.27)%
Cia Siderurgica Nacional SA ADR	(1,400)	(23,324)
Petroleo Brasileiro SA ADR	(1,100)	(44,473)
Total Brazil common stocks		(67,797)

Canada—(3.20)%
Agnico-Eagle Mines Ltd.	(300)	(19,943)
Bombardier, Inc., Class B	(6,100)	(44,861)
Brookfield Asset Management, Inc., Class A	(700)	(22,751)
Canadian Imperial Bank of Commerce	(300)	(25,869)
Cenovus Energy, Inc.	(700)	(27,653)
Crescent Point Energy Corp.	(600)	(29,118)
Enbridge, Inc.	(400)	(24,516)
Fairfax Financial Holdings Ltd.	(100)	(37,803)
Fortis, Inc.	(600)	(20,497)
George Weston Ltd.	(600)	(40,883)
Gildan Activewear, Inc.	(700)	(22,975)
Husky Energy, Inc.	(700)	(21,271)
IAMGOLD Corp.	(1,100)	(24,247)
Imperial Oil Ltd.	(400)	(20,439)
Inmet Mining Corp.	(300)	(21,088)
Intact Financial Corp.	(500)	(25,915)
InterOil Corp.	(300)	(22,392)
Methanex Corp.	(700)	(21,762)
National Bank of Canada NPV	(300)	(24,381)
Niko Resources Ltd.	(300)	(28,778)
Onex Corp.	(600)	(21,036)
Osisko Mining Corp.	(1,700)	(24,479)
Power Financial Corp.	(700)	(22,664)
Progress Energy Resources Corp.	(2,100)	(30,238)
Ritchie Bros Auctioneers, Inc.	(1,000)	(28,210)
Shaw Communications, Inc., Class B	(1,000)	(21,083)
Sherritt International Corp.	(1,500)	(12,316)
Silver Wheaton Corp.	(600)	(26,067)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Canada—(concluded)
SNC-Lavalin Group, Inc.	(400)	$(22,791)
Thompson Creek Metals Co., Inc.	(2,800)	(35,112)
TransAlta Corp.	(900)	(18,975)
TransCanada Corp.	(500)	(20,273)
Total Canada common stocks		(810,386)

Chile—(0.10)%
Banco Santander Chile ADR	(300)	(26,025)

China—(3.66)%
Agile Property Holdings Ltd.	(20,000)	(31,523)
AIA Group Ltd.	(16,400)	(50,495)
Alibaba.com Ltd.	(12,500)	(21,437)
Angang Steel Co., Ltd., H Shares	(16,000)	(21,968)
Beijing Capital International Airport Co., Ltd., H Shares	(32,000)	(16,867)
Brilliance China Automotive Holdings Ltd.	(30,000)	(30,083)
China Citic Bank Corp. Ltd., H Shares	(15,000)	(10,915)
China Everbright Ltd.	(10,000)	(22,421)
China Foods Ltd.	(18,000)	(10,969)
China High Speed Transmission Equipment Group Co., Ltd.	(14,000)	(22,426)
China Molybdenum Co., Ltd., H Shares	(23,000)	(20,047)
China Pacific Insurance Group Co., Ltd., H Shares	(10,800)	(45,402)
China Resources Land Ltd.	(12,000)	(22,462)
China Unicom Hong Kong Ltd.	(26,000)	(43,185)
Ctrip.com International Ltd. ADR	(500)	(20,745)
Datang International Power Generation Co., Ltd., H Shares	(62,000)	(22,955)
Foxconn International Holdings Ltd.	(30,000)	(18,011)
Giant Interactive Group, Inc. ADR	(6,600)	(49,170)
Hengan International Group Co., Ltd.	(7,500)	(55,634)
Li Ning Co., Ltd.	(20,000)	(33,682)
Maanshan Iron & Steel, H Shares	(40,000)	(21,649)
New Oriental Education & Technology Group ADR	(300)	(30,021)
Parkson Retail Group Ltd.	(25,000)	(34,389)
PCCW Ltd.	(50,000)	(20,827)
Shun Tak Holdings Ltd.	(44,000)	(24,210)
Sino Land Co., Ltd.	(6,000)	(10,660)
Sinofert Holdings Ltd.	(46,000)	(19,811)
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares	(50,000)	(20,441)
Sinopharm Group Co., H Shares	(6,000)	(21,289)
Stella International Holdings Ltd.	(7,000)	(15,605)
Tsingtao Brewery Co., Ltd., H Shares	(10,000)	(47,695)
United Laboratories International Holdings Ltd.	(28,000)	(50,395)
Want Want China Holdings Ltd.	(26,000)	(20,423)
Wumart Stores, Inc., H Shares	(9,000)	(19,623)
Total China common stocks		(927,435)

Denmark—(0.98)%
Danisco A/S	(339)	(42,784)
FLSmidth & Co. A/S	(563)	(47,962)
H Lundbeck A/S	(3,016)	(69,937)
Novo Nordisk A/S, Class B	(295)	(37,063)
Vestas Wind Systems A/S	(443)	(19,215)
William Demant Holding A/S	(351)	(30,395)
Total Denmark common stocks		(247,356)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Finland—(0.91)%
Fortum OYJ	(964)	$(32,734)
Kone OYJ, Class B	(395)	(22,727)
Metso Oyj	(2,083)	(112,000)
Outokumpu Oyj	(1,244)	(21,544)
Rautaruukki Oyj NPV	(915)	(21,941)
Sampo Oyj, Class A	(636)	(20,289)
Total Finland common stocks		(231,235)

France—(3.32)%
Accor SA	(615)	(27,633)
Alstom SA	(537)	(31,754)
Atos Origin SA	(141)	(8,268)
BioMerieux	(212)	(22,236)
Carrefour SA	(484)	(21,428)
Cie de Saint-Gobain	(915)	(56,026)
Cie Generale de Geophysique-Veritas ADR	(925)	(33,356)
Credit Agricole SA	(1,974)	(32,396)
Danone	(1,681)	(109,813)
Dassault Systemes SA	(852)	(65,480)
Edenred	(637)	(19,224)
EDF SA	(548)	(22,693)
Eramet	(69)	(25,503)
Gecina SA	(179)	(24,688)
Groupe Eurotunnel SA	(2,282)	(24,278)
Iliad SA	(196)	(23,499)
Lafarge SA	(386)	(24,078)
Neopost SA	(246)	(21,549)
Pernod-Ricard SA	(1,067)	(99,651)
Renault SA	(439)	(24,270)
Schneider Electric SA	(232)	(39,652)
Technip SA	(219)	(23,355)
Thales SA	(542)	(21,619)
Unibail-Rodamco SE	(173)	(37,475)
Total France common stocks		(839,924)

Germany—(2.18)%
BASF SE	(397)	(34,337)
Bayer AG	(288)	(22,301)
Beiersdorf AG NPV	(475)	(28,990)
Commerzbank AG	(2,860)	(22,288)
Daimler AG	(327)	(23,102)
Deutsche Bank AG	(659)	(38,744)
GEA Group AG	(2,992)	(98,544)
Hamburger Hafen und Logistik AG	(507)	(23,585)
K&S AG NPV	(416)	(31,406)
Linde AG	(150)	(23,692)
Merck KGAA	(431)	(38,897)
Puma AG Rudolf Dassler Sport	(74)	(21,703)
RWE AG	(1,024)	(65,225)
SGL Carbon SE NPV	(389)	(19,042)
Siemens AG	(343)	(47,011)
United Internet AG	(628)	(11,303)
Total Germany common stocks		(550,170)

Hong Kong—(0.13)%
Hong Kong Exchanges & Clearing Ltd.	(1,000)	(21,726)
Shangri-La Asia Ltd.	(4,000)	(10,336)
Total Hong Kong common stocks		(32,062)

India—(0.13)%
HDFC Bank Ltd. ADR	(200)	(33,988)

Ireland—(0.25)%
James Hardie Industries SE CDI	(3,480)	(21,957)
Ryanair Holdings PLC	(3,162)	(15,053)
Warner Chilcott PLC, Class A	(1,100)	(25,608)
Total Ireland common stocks		(62,618)

Italy—(1.63)%
Assicurazioni Generali SpA	(3,237)	(70,097)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Italy—(concluded)
Banca Monte dei Paschi di Siena SpA	(18,789)	$(23,446)
Bulgari SpA	(638)	(11,058)
Fiat Industrial SpA	(1,594)	(22,884)
Luxottica Group SpA	(965)	(31,509)
Mediolanum SpA	(1,815)	(9,759)
Saras SpA	(9,602)	(24,889)
Snam Rete Gas SpA	(12,529)	(70,421)
Terna-Rete Elettrica Nazionale SpA	(26,712)	(127,878)
Unione di Banche Italiane SCPA	(2,366)	(20,219)
Total Italy common stocks		(412,160)

Japan—(6.58)%
Advantest Corp.	(1,300)	(23,412)
All Nippon Airways Co., Ltd.	(17,000)	(50,685)
Benesse Holdings, Inc.	(500)	(20,468)
Bridgestone Corp.	(1,100)	(23,050)
Canon Marketing Japan, Inc.	(1,600)	(19,870)
Chugai Pharmaceutical Co., Ltd.	(2,500)	(43,039)
Chugoku Bank Ltd.	(2,000)	(22,698)
Chuo Mitsui Trust Holdings, Inc.	(2,980)	(10,569)
Dai-ichi Life Insurance Co., Ltd.	(7)	(10,561)
Daiichi Sankyo Co., Ltd.	(1,100)	(21,238)
Fast Retailing Co., Ltd.	(200)	(25,030)
Furukawa Electric Co., Ltd.	(5,000)	(20,197)
Hirose Electric Co., Ltd.	(200)	(21,544)
Inpex Corp.	(3)	(22,758)
Jafco Co., Ltd.	(800)	(20,582)
Japan Prime Realty Investment Corp.	(8)	(21,601)
Japan Real Estate Investment Corp.	(2)	(18,923)
Kawasaki Kisen Kaisha Ltd.	(4,000)	(14,763)
Keikyu Corp.	(3,000)	(21,604)
Keio Corp.	(4,000)	(23,900)
Keyence Corp.	(100)	(25,595)
Kintetsu Corp.	(7,000)	(22,469)
Kirin Holdings Co., Ltd.	(2,000)	(26,280)
Kurita Water Industries Ltd.	(800)	(23,650)
Lawson, Inc.	(500)	(24,104)
Matsui Securities Co., Ltd.	(3,300)	(17,932)
MISUMI Group, Inc.	(1,900)	(47,169)
Mitsubishi Estate Co., Ltd.	(2,000)	(33,830)
Mitsubishi Motors Corp.	(33,000)	(40,466)
Mitsui OSK Lines Ltd.	(6,000)	(34,552)
Mitsui Sumitomo Insurance Group Holdings, Inc.	(1,800)	(40,986)
Mizuho Trust & Banking Co., Ltd.	(37,000)	(33,361)
Mori Seiki Co., Ltd.	(1,900)	(22,682)
Namco Bandai Holdings, Inc.	(2,300)	(25,079)
NEC Corp.	(8,000)	(17,408)
Nintendo Co., Ltd.	(100)	(27,014)
Nippon Sheet Glass Co., Ltd.	(8,000)	(23,083)
Nippon Steel Corp.	(5,000)	(15,989)
Nissha Printing Co., Ltd.	(900)	(19,422)
Nissin Foods Holdings Co., Ltd.	(1,000)	(35,249)
Nomura Real Estate Holdings, Inc.	(1,400)	(21,224)
Nomura Research Institute Ltd.	(1,400)	(30,902)
Obayashi Corp.	(4,000)	(17,793)
Olympus Corp.	(700)	(19,473)
Omron Corp.	(800)	(22,486)
Oracle Corp.	(500)	(20,828)
Otsuka Corp.	(400)	(25,727)
Rakuten, Inc.	(25)	(22,481)
Senshu Ikeda Holdings, Inc.	(15,500)	(21,057)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Sharp Corp.	(2,000)	$(19,837)
Shimadzu Corp.	(3,000)	(26,653)
Shinko Electric Industries Co., Ltd.	(2,100)	(21,510)
Sony Financial Holdings, Inc.	(1,200)	(23,804)
Square Enix Holdings Co., Ltd.	(1,400)	(24,304)
Sumco Corp.	(1,300)	(26,209)
Sumitomo Chemical Co., Ltd.	(6,000)	(29,935)
Sumitomo Metal Industries Ltd.	(17,000)	(38,014)
Suzuki Motor Corp.	(900)	(20,114)
Tokyo Electron Ltd.	(400)	(22,049)
Tosoh Corp.	(10,000)	(35,946)
Toyota Boshoku Corp.	(1,500)	(21,586)
Toyota Industries Corp.	(700)	(21,173)
Trend Micro, Inc.	(1,300)	(34,618)
Yakult Honsha Co., Ltd.	(1,400)	(35,783)
Yamaha Motor Co., Ltd.	(1,300)	(22,693)
Yaskawa Electric Corp.	(2,000)	(23,708)
Total Japan common stocks		(1,662,719)

Jersey (Channel Islands)—(0.08)%
Heritage Oil PLC	(4,323)	(19,702)

Luxembourg—(0.22)%
L’Occitane International SA	(9,750)	(24,041)
Tenaris SA	(1,243)	(30,528)
Total Luxembourg common stocks		(54,569)

Mexico—(0.09)%
Cemex SAB de CV ADR	(2,600)	(23,218)

Netherlands—(1.55)%
Aalberts Industries NV	(2,428)	(57,619)
Akzo Nobel NV	(675)	(46,377)
CNH Global NV	(500)	(24,275)
Koninklijke KPN NV	(4,728)	(80,540)
QIAGEN NV	(1,103)	(22,033)
TNT NV	(1,393)	(35,732)
Unilever NV, CVA	(3,159)	(99,052)
VistaPrint NV	(500)	(25,950)
Total Netherlands common stocks		(391,578)

New Zealand—(0.14)%
Contact Energy Ltd.	(7,701)	(34,199)

Norway—(0.64)%
Cermaq ASA	(2,122)	(37,507)
Subsea 7 SA	(1,797)	(45,394)
Yara International ASA	(1,555)	(78,787)
Total Norway common stocks		(161,688)

Portugal—(0.18)%
Galp Energia SGPS SA, Class B	(1,011)	(21,642)
Jeronimo Martins SGPS SA	(1,427)	(22,954)
Total Portugal common stocks		(44,596)

Russia—(0.07)%
United Co. RUSAL PLC	(10,000)	(17,278)

Singapore—(0.74)%
Ascendas Real Estate Investment Trust	(14,000)	(22,658)
CapitaLand Ltd.	(8,000)	(20,944)
CapitaMalls Asia Ltd.	(15,000)	(21,182)
Keppel Land Ltd.	(6,000)	(21,372)
Singapore Exchange Ltd.	(7,000)	(43,594)
Singapore Technologies Engineering Ltd.	(14,000)	(36,208)
Wilmar International Ltd.	(5,000)	(21,658)
Total Singapore common stocks		(187,616)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Spain—(0.89)%
Acerinox SA	(3,238)	$(63,900)
Banco de Valencia SA	(6,322)	(28,312)
Enagas SA	(1,061)	(23,938)
Gestevision Telecinco SA	(2,855)	(32,685)
Telefonica SA	(2,994)	(74,954)
Total Spain common stocks		(223,789)

Sweden—(0.41)%
Atlas Copco AB, Class B	(710)	(17,165)
Boliden AB	(1,585)	(34,152)
Electrolux AB, Series B	(922)	(23,766)
Securitas AB, Class B	(2,397)	(28,539)
Total Sweden common stocks		(103,622)

Switzerland—(1.70)%
Adecco SA	(346)	(22,753)
Geberit AG	(105)	(22,863)
Givaudan SA	(26)	(26,142)
Holcim Ltd.	(303)	(22,828)
Kuehne & Nagel International AG	(49)	(6,855)
Lindt & Spruengli AG	(1)	(32,515)
Logitech International SA	(1,153)	(20,763)
Nobel Biocare Holding AG	(1,034)	(21,434)
Sonova Holding AG	(306)	(27,268)
STMicroelectronics NV	(3,004)	(37,209)
Straumann Holding AG	(213)	(54,775)
Swiss Reinsurance Co., Ltd.	(1,778)	(101,724)
Weatherford International Ltd.	(1,500)	(33,900)
Total Switzerland common stocks		(431,029)

United Kingdom—(4.57)%
Antofagasta PLC	(1,882)	(41,090)
ARM Holdings PLC	(2,726)	(25,145)
AstraZeneca PLC	(1,003)	(46,066)
BHP Billiton PLC	(2,171)	(85,675)
British Land Co., PLC	(32)	(284)
BT Group PLC, Class A	(37,057)	(110,333)
Burberry Group PLC	(658)	(12,392)
Cable & Wireless Worldwide PLC	(72,533)	(61,030)
Ensco International PLC ADR	(400)	(23,136)
GlaxoSmithKline PLC	(3,211)	(61,272)
Hargreaves Lansdown PLC	(5,220)	(51,081)
Hays PLC	(8,436)	(15,739)
HSBC Holdings PLC	(1,245)	(12,802)
Invensys PLC	(3,848)	(21,309)
ITV PLC	(21,335)	(26,474)
Kazakhmys	(1,995)	(44,613)
Kingfisher PLC	(4,110)	(16,213)
Lloyds Banking Group PLC	(28,783)	(26,822)
Lonmin PLC	(1,908)	(52,126)
Misys PLC	(4,589)	(23,278)
Rolls-Royce Group PLC	(9,522)	(94,553)
RSA Insurance Group PLC	(12,836)	(27,078)
SABMiller PLC	(1,263)	(44,726)
Severn Trent PLC	(938)	(21,984)
Smith & Nephew PLC	(2,499)	(28,183)
Standard Life PLC	(18,877)	(62,624)
TUI Travel PLC	(5,557)	(20,236)
Vedanta Resources PLC	(963)	(36,752)
WM Morrison Supermarkets PLC	(9,612)	(42,558)
Wolseley PLC	(632)	(21,281)
Total United Kingdom common stocks		(1,156,855)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(46.77)%
3M Co.	(500)	$(46,750)
Abercrombie & Fitch Co., Class A	(500)	(29,350)
Actuant Corp., Class A	(800)	(23,200)
Acuity Brands, Inc.	(400)	(23,396)
Advanced Micro Devices, Inc.	(7,100)	(61,060)
Aecom Technology Corp.	(800)	(22,184)
Air Products & Chemicals, Inc.	(300)	(27,054)
AK Steel Holding Corp.	(1,600)	(25,248)
Akamai Technologies, Inc.	(1,100)	(41,800)
Alcoa, Inc.	(1,300)	(22,945)
Alliant Energy Corp.	(2,200)	(85,646)
Altera Corp.	(2,800)	(123,256)
Amedisys, Inc.	(800)	(28,000)
American Express Co.	(500)	(22,600)
American Superconductor Corp.	(1,100)	(27,357)
American Water Works Co., Inc.	(2,200)	(61,710)
Amphenol Corp., Class A	(500)	(27,195)
AMR Corp.	(3,700)	(23,902)
AON Corp.	(400)	(21,184)
Aqua America, Inc.	(2,200)	(50,358)
Archer-Daniels-Midland Co. NPV	(400)	(14,404)
Associated Banc-Corp.	(1,500)	(22,275)
AT&T, Inc.	(800)	(24,480)
Avon Products, Inc.	(400)	(10,816)
Bally Technologies, Inc.	(500)	(18,925)
BB&T Corp.	(900)	(24,705)
Bemis Co., Inc.	(700)	(22,967)
Berkshire Hathaway, Inc., Class B	(300)	(25,089)
Best Buy Co., Inc.	(1,900)	(54,568)
BioMarin Pharmaceutical, Inc.	(900)	(22,617)
Bio-Reference Labs, Inc.	(1,800)	(40,392)
BJ’s Wholesale Club, Inc.	(500)	(24,410)
BMC Software, Inc.	(4,000)	(198,960)
Booz Allen Hamilton Holding Corp.	(1,800)	(32,418)
Boston Scientific Corp.	(4,800)	(34,512)
Bristol-Myers Squibb Co.	(1,400)	(37,002)
Brown-Forman Corp., Class B	(1,100)	(75,130)
C.H. Robinson Worldwide, Inc.	(2,200)	(163,086)
Calpine Corp.	(2,200)	(34,914)
Campbell Soup Co.	(1,300)	(43,043)
Capella Education Co.	(400)	(19,916)
Cardinal Health, Inc.	(1,100)	(45,243)
Carter’s, Inc.	(1,600)	(45,808)
Caterpillar, Inc.	(1,100)	(122,485)
Celgene Corp.	(900)	(51,777)
Centene Corp.	(700)	(23,086)
CenturyLink, Inc.	(1,600)	(66,480)
Charles River Laboratories International, Inc.	(1,500)	(57,570)
Charles Schwab Corp.	(1,400)	(25,242)
Chesapeake Energy Corp.	(2,500)	(83,800)
Chesapeake Lodging Trust	(2,400)	(41,784)
Chevron Corp.	(300)	(32,229)
Church & Dwight Co., Inc.	(1,100)	(87,274)
Cie Generale de Geophysique-Veritas ADR	(1,000)	(36,190)
CIT Group, Inc.	(500)	(21,275)
City National Corp.	(400)	(22,820)
Clean Energy Fuels Corp.	(1,600)	(26,208)
Clear Channel Outdoor Holdings, Inc., Class A	(1,000)	(14,550)
Clorox Co.	(900)	(63,063)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Cobalt International Energy, Inc.	(1,600)	$(26,896)
Coca-Cola Co.	(400)	(26,540)
Cognizant Technology Solutions Corp., Class A	(500)	(40,700)
Commercial Metals Co.	(1,400)	(24,178)
Compuware Corp.	(4,000)	(46,200)
Comstock Resources, Inc.	(900)	(27,846)
ConocoPhillips	(700)	(55,902)
CONSOL Energy, Inc.	(700)	(37,541)
Consolidated Edison, Inc.	(2,700)	(136,944)
Constellation Brands, Inc., Class A	(600)	(12,168)
Constellation Energy Group, Inc.	(800)	(24,904)
Con-way, Inc.	(700)	(27,503)
Corning, Inc.	(2,600)	(53,638)
Covance, Inc.	(600)	(32,832)
Covanta Holding Corp.	(1,300)	(22,204)
Crown Castle International Corp.	(600)	(25,530)
CSX Corp.	(700)	(55,020)
Cullen/Frost Bankers, Inc.	(400)	(23,608)
Dean Foods Co.	(2,100)	(21,000)
Deere & Co.	(500)	(48,445)
Dell, Inc.	(9,100)	(132,041)
Diebold, Inc.	(1,500)	(53,190)
Dillard’s, Inc., Class A	(400)	(16,048)
Discovery Communications, Inc., Class A	(500)	(19,950)
Dolby Laboratories, Inc., Class A	(400)	(19,684)
Dollar General Corp.	(1,600)	(50,160)
DreamWorks Animation SKG, Inc., Class A	(700)	(19,551)
Dril-Quip, Inc.	(500)	(39,515)
Duke Energy Corp.	(1,400)	(25,410)
Ecolab, Inc.	(300)	(15,306)
Edwards Lifesciences Corp.	(1,020)	(88,740)
EI Du Pont de Nemours & Co.	(1,200)	(65,964)
Eli Lilly & Co.	(4,400)	(154,748)
EMC Corp.	(5,100)	(135,405)
Emerson Electric Co.	(300)	(17,529)
Emulex Corp.	(2,200)	(23,474)
EQT Corp.	(500)	(24,950)
Expedia, Inc.	(1,100)	(24,926)
Expeditors International Washington, Inc.	(2,900)	(145,406)
Express Scripts, Inc.	(800)	(44,488)
Fastenal Co.	(400)	(25,932)
Federated Investors, Inc., Class B	(800)	(21,400)
FedEx Corp.	(300)	(28,065)
Fifth Third Bancorp	(1,500)	(20,820)
Financial Institutions, Inc.	(2,300)	(40,250)
First Niagara Financial Group, Inc.	(1,500)	(20,370)
FirstMerit Corp.	(1,300)	(22,178)
Fiserv, Inc.	(800)	(50,176)
FleetCor Technologies, Inc.	(2,770)	(90,468)
Flextronics International Ltd.	(5,200)	(38,844)
Flowers Foods, Inc.	(2,000)	(54,460)
Ford Motor Co.	(4,900)	(73,059)
Forest City Enterprises, Inc., Class A	(1,300)	(24,479)
Forest Laboratories, Inc.	(2,400)	(77,520)
Forest Oil Corp.	(600)	(22,698)
Freeport-McMoRan Copper & Gold, Inc.	(800)	(44,440)
FTI Consulting, Inc.	(600)	(22,998)
General Mills, Inc.	(400)	(14,620)
Genworth Financial, Inc., Class A	(1,200)	(16,152)
Goodrich Corp.	(1,800)	(153,954)
GrafTech International Ltd.	(1,100)	(22,693)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Great Plains Energy, Inc.	(1,400)	$(28,028)
Green Mountain Coffee Roasters, Inc.	(200)	(12,922)
GSI Commerce, Inc.	(1,200)	(35,124)
H&R Block, Inc.	(2,600)	(43,524)
Halliburton Co.	(300)	(14,952)
Hasbro, Inc.	(500)	(23,420)
Health Care REIT, Inc.	(400)	(20,976)
Hercules Technology Growth Capital, Inc.	(3,700)	(40,700)
Hershey Co.	(1,500)	(81,525)
Honeywell International, Inc.	(1,000)	(59,710)
Hormel Foods Corp.	(1,400)	(38,976)
Hospira, Inc.	(1,400)	(77,280)
Hudson City Bancorp, Inc.	(2,300)	(22,264)
Human Genome Sciences, Inc.	(900)	(24,705)
Humana, Inc.	(900)	(62,946)
Illinois Tool Works, Inc.	(400)	(21,488)
Integrys Energy Group, Inc.	(400)	(20,204)
Intel Corp.	(4,400)	(88,748)
International Business Machines Corp.	(300)	(48,921)
International Game Technology	(1,200)	(19,476)
International Paper Co.	(800)	(24,144)
Intrepid Potash, Inc.	(600)	(20,892)
Intuitive Surgical, Inc.	(200)	(66,692)
Invesco Ltd.	(600)	(15,336)
Invesco Mortgage Capital, Inc.	(1,850)	(40,423)
Iron Mountain, Inc.	(700)	(21,861)
Jarden Corp.	(600)	(21,342)
JC Penney Co., Inc.	(600)	(21,546)
Jefferies Group, Inc.	(900)	(22,446)
JetBlue Airways Corp.	(5,200)	(32,604)
JM Smucker Co.	(100)	(7,139)
Johnson Controls, Inc.	(500)	(20,785)
Joy Global, Inc.	(600)	(59,286)
Kellogg Co.	(300)	(16,194)
KeyCorp	(1,500)	(13,320)
Kinder Morgan Management LLC	(312)	(20,464)
Knight Transportation, Inc.	(1,100)	(21,175)
Koppers Holdings, Inc.	(2,080)	(88,816)
Kraft Foods, Inc., Class A	(500)	(15,680)
Laboratory Corp. of America Holdings	(400)	(36,852)
Lamar Advertising Co., Class A	(3,400)	(125,596)
LaSalle Hotel Properties	(800)	(21,600)
Lenovo Group Ltd.	(42,000)	(23,920)
LKQ Corp.	(900)	(21,690)
Loews Corp.	(600)	(25,854)
Longtop Financial Technologies Ltd. ADR	(700)	(21,994)
LSI Corp.	(4,400)	(29,920)
LTC Properties, Inc.	(1,450)	(41,093)
Martin Marietta Materials, Inc.	(300)	(26,901)
Masco Corp.	(1,800)	(25,056)
Mattel, Inc.	(900)	(22,437)
Maxim Integrated Products, Inc.	(800)	(20,480)
McDonald’s Corp.	(900)	(68,481)
McMoRan Exploration Co.	(1,300)	(23,023)
Meadowbrook Insurance Group, Inc.	(12,500)	(129,375)
MedAssets, Inc.	(1,400)	(21,378)
Medtronic, Inc.	(600)	(23,610)
MEMC Electronic Materials, Inc.	(1,900)	(24,624)
MetLife, Inc.	(400)	(17,892)
MFA Financial, Inc.	(4,900)	(40,180)
MGM Resorts International	(3,400)	(44,710)
Micron Technology, Inc.	(3,000)	(34,380)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Microsemi Corp.	(1,100)	$(22,781)
Mohawk Industries, Inc.	(400)	(24,460)
Monster Worldwide, Inc.	(1,600)	(25,440)
Motorola Mobility Holdings, Inc.	(1,312)	(32,013)
MSC Industrial Direct Co., Class A	(400)	(27,388)
MSCI, Inc., Class A	(1,200)	(44,184)
National Fuel Gas Co.	(300)	(22,200)
Navistar International Corp.	(900)	(62,397)
NCR Corp.	(1,100)	(20,724)
Nektar Therapeutics	(3,100)	(29,357)
NetApp, Inc.	(600)	(28,908)
NetFlix, Inc.	(400)	(94,932)
New York Community Bancorp, Inc.	(1,200)	(20,712)
New York Times Co., Class A	(2,300)	(21,781)
Newcastle Investment Corp.	(6,700)	(40,468)
Nicor, Inc.	(400)	(21,480)
Nielsen Holdings NV	(3,240)	(88,484)
Nordstrom, Inc.	(600)	(26,928)
Novellus Systems, Inc.	(2,400)	(89,112)
NSTAR	(2,500)	(115,675)
Nucor Corp.	(300)	(13,806)
Nvidia Corp.	(1,700)	(31,382)
Occidental Petroleum Corp.	(1,700)	(177,633)
Office Depot, Inc.	(4,700)	(21,761)
Old Republic International Corp.	(1,100)	(13,959)
Olin Corp.	(1,000)	(22,920)
O’Reilly Automotive, Inc.	(1,850)	(106,301)
Owens-Illinois, Inc.	(1,200)	(36,228)
PACCAR, Inc.	(400)	(20,940)
Parker Hannifin Corp.	(500)	(47,340)
Patterson Cos., Inc.	(700)	(22,533)
Paychex, Inc.	(1,400)	(43,904)
PepsiCo, Inc.	(300)	(19,323)
PerkinElmer, Inc.	(1,900)	(49,913)
PG&E Corp.	(500)	(22,090)
Phillips-Van Heusen Corp.	(200)	(13,006)
Pioneer Natural Resources Co.	(700)	(71,344)
PNC Financial Services Group, Inc.	(1,000)	(62,990)
PPG Industries, Inc.	(300)	(28,563)
Procter & Gamble Co.	(500)	(30,800)
PulteGroup, Inc.	(3,000)	(22,200)
Quanta Services, Inc.	(700)	(15,701)
Quicksilver Resources, Inc.	(2,400)	(34,344)
Ralcorp Holdings, Inc.	(400)	(27,372)
Rambus, Inc.	(2,400)	(47,520)
Range Resources Corp.	(800)	(46,768)
Red Hat, Inc.	(800)	(36,312)
Regency Centers Corp.	(500)	(21,740)
Regions Financial Corp.	(3,300)	(23,958)
Republic Services, Inc.	(700)	(21,028)
Rockwell Automation, Inc.	(1,300)	(123,045)
SAIC, Inc.	(1,300)	(21,996)
Salesforce.com, Inc.	(200)	(26,716)
Salix Pharmaceuticals Ltd.	(600)	(21,018)
Sanmina-SCI Corp.	(2,100)	(23,541)
SBA Communications Corp., Class A	(600)	(23,808)
Schlumberger Ltd.	(800)	(74,608)
Sealed Air Corp.	(1,000)	(26,660)
Sears Holdings Corp.	(1,100)	(90,915)
SEI Investments Co.	(1,000)	(23,880)
Sherwin-Williams Co.	(400)	(33,596)
Silicon Laboratories, Inc.	(500)	(21,605)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(concluded)
Skechers U.S.A., Inc., Class A	(1,700)	$(34,918)
SLM Corp.	(4,800)	(73,440)
Smithfield Foods, Inc.	(3,100)	(74,586)
Southern Co.	(3,300)	(125,763)
Southern Copper Corp.	(500)	(20,135)
Southwestern Energy Co.	(500)	(21,485)
Spectra Energy Corp.	(2,000)	(54,360)
Staples, Inc.	(1,200)	(23,304)
Starwood Hotels & Resorts Worldwide, Inc.	(1,000)	(58,120)
Sterling Bancorp, Class N	(4,100)	(41,041)
Swift Energy Co.	(500)	(21,340)
Sysco Corp.	(300)	(8,310)
TD Ameritrade Holding Corp.	(900)	(18,783)
Tellabs, Inc.	(4,300)	(22,532)
Terex Corp.	(1,500)	(55,560)
TFS Financial Corp.	(1,962)	(20,836)
Thermo Fisher Scientific, Inc.	(1,200)	(66,660)
Thomson Reuters Corp.	(500)	(19,620)
Thor Industries, Inc.	(300)	(10,011)
Tidewater, Inc.	(400)	(23,940)
TiVo, Inc.	(4,600)	(40,296)
TJX Cos., Inc.	(1,700)	(84,541)
Toll Brothers, Inc.	(1,000)	(19,770)
Travelers Cos., Inc.	(1,200)	(71,376)
Tyson Foods, Inc., Class A	(3,200)	(61,408)
UDR, Inc.	(1,600)	(38,992)
Ultra Petroleum Corp.	(500)	(24,625)
Unit Corp.	(500)	(30,975)
Urban Outfitters, Inc.	(700)	(20,881)
Varian Semiconductor Equipment Associates, Inc.	(500)	(24,335)
Verisk Analytics, Inc., Class A	(1,400)	(45,864)
Viasat, Inc.	(600)	(23,904)
Vulcan Materials Co.	(500)	(22,800)
Walt Disney Co.	(600)	(25,854)
Wendy’s/Arby’s Group, Inc., Class A	(4,400)	(22,132)
Whole Foods Market, Inc.	(1,500)	(98,850)
WW Grainger, Inc.	(1,400)	(192,752)
Xcel Energy, Inc.	(3,150)	(75,254)
Total United States common stocks		(11,828,292)
Total common stocks (cost $(19,304,093))		(21,164,895)

Investment company—(0.52)%
SPDR S&P MidCap 400 ETF Trust (cost $(131,445))	(735)	(131,969)
Total investments sold short (proceeds $19,435,538)		(21,296,864)
Total investments, net of investments sold short—48.60%		12,289,462
Cash and other assets, less liabilities—51.40%		12,999,594
Net assets—100.00%		$25,289,056

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,194,920
Gross unrealized depreciation	(273,309)
Net unrealized appreciation of investments	$1,921,611

*                                         Non-income producing security.

1                                          All or a portion of these securities have been delivered to cover open short positions.

2                                          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $65,962 or 0.26% of net assets.

3                                          The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund.  The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/2010	03/31/2011	03/31/2011	03/31/2011	03/31/2011
UBS Cash Management Prime Relationship Fund	$—	$56,447,697	$45,615,928	$10,831,769	$13,047

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
ETF	Exchange Traded Fund
NPV	No Par Value
Preference shares—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
SDR	Swedish depository receipts
SPDR	Standard & Poor’s Depository Receipts

Forward foreign currency contracts

UBS Market Neutral Multi-Strategy Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty		Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	EUR	470,000	USD	644,595	06/20/11	$(20,471)
JPMorgan Chase Bank	GBP	475,000	USD	770,142	06/20/11	8,953
JPMorgan Chase Bank	JPY	50,700,000	USD	624,432	06/20/11	14,604
JPMorgan Chase Bank	SEK	3,810,000	USD	601,289	06/20/11	125
JPMorgan Chase Bank	USD	299,263	CHF	280,000	06/20/11	5,738
JPMorgan Chase Bank	USD	134,631	EUR	95,000	06/20/11	(203)
JPMorgan Chase Bank	USD	518,187	EUR	375,000	06/20/11	12,450
JPMorgan Chase Bank	USD	520,567	GBP	320,000	06/20/11	(7,766)
JPMorgan Chase Bank	USD	298,456	JPY	24,700,000	06/20/11	(1,359)
JPMorgan Chase Bank	USD	592,058	SEK	3,810,000	06/20/11	9,106
Net unrealized appreciation on forward foreign currency contracts						$21,177

Currency type abbreviations:

CHF                        Swiss Franc

EUR                        Euro

GBP                         Great Britain Pound

JPY                            Japanese Yen

SEK                         Swedish Krona

USD                       United States Dollar

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2011 (unaudited)

Futures contracts

UBS Market Neutral Multi-Strategy Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures sell contracts:
Mini TPX Index, 6 contracts (JPY)	June 2011	(61,516)	(62,467)	$(951)
Russell 2000 Mini Index, 18 contracts (USD)	June 2011	(1,513,400)	(1,515,060)	(1,660)
Interest rate futures buy contracts:
S&P SmallCap 600 E-MINI, 5 contracts (USD)	June 2011	215,505	222,950	7,445
Net unrealized appreciation on futures contracts				$4,834

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks[1]	$22,313,685	$—	$—	$22,313,685
Common stocks sold short	(21,142,237)	(22,658)	—	(21,164,895)
Preferred stocks	68,524	—	—	68,524
Investment companies	372,348	—	—	372,348
Investment companies sold short	(131,969)	—	—	(131,969)
Short-term investment	—	10,831,769	—	10,831,769
Other financial instruments[1]	4,834	21,177	—	26,011
Total	$1,485,185	$10,830,288	$—	$12,315,473

1                                          Other financial instruments include futures contracts and forward foreign currency contracts.

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	2.91%
Air freight & logistics	1.42
Airlines	1.10
Auto components	1.01
Automobiles	1.66
Beverages	2.47
Biotechnology	2.49
Capital markets	4.20
Chemicals	1.47
Commercial banks	4.33
Communications equipment	3.83
Computers & peripherals	5.73
Diversified consumer services	0.76
Diversified financial services	4.39
Electric utilities	4.56
Energy equipment & services	4.95
Food & staples retailing	2.25
Food products	1.87
Health care equipment & supplies	6.08
Health care providers & services	3.19
Health care technology	0.36
Hotels, restaurants & leisure	2.27
Household durables	1.11
Household products	4.47
Insurance	3.39
Internet & catalog retail	1.52
IT services	1.51
Life sciences tools & services	0.37
Machinery	4.93
Media	5.48
Metals & mining	0.70
Multi-utilities	0.83
Oil, gas & consumable fuels	10.40
Personal products	1.14
Pharmaceuticals	5.55
Road & rail	4.19
Semiconductors & semiconductor equipment	2.91
Software	8.10
Specialty retail	2.61
Total common stocks	122.51
Total investments before investments sold short	122.51

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Investments sold short
Common stocks
Aerospace & defense	(0 .84)%
Automobiles	(0 .76)
Beverages	(0 .46)
Commercial banks	(0 .71)
Computers & peripherals	(0 .89)
Diversified telecommunication services	(0 .82)
Energy equipment & services	(0 .83)
Health care providers & services	(0 .94)
Hotels, restaurants & leisure	(0 .65)
Household products	(0 .67)
Insurance	(0 .70)
Internet & catalog retail	(0 .47)
IT services	(0 .57)
Media	(1 .18)
Multiline retail	(1 .88)
Multi-utilities	(1 .78)
Oil, gas & consumable fuels	(1 .74)%
Pharmaceuticals	(0 .68)
Semiconductors & semiconductor equipment	(2 .06)
Software	(1 .35)
Specialty retail	(1 .24)
Trading companies & distributors	(0 .70)
Water utilities	(1 .23)
Total investments sold short	(23 .15)%
Total investments, net of investments sold short	99.36
Cash and other assets, less liabilities	0.64
Net assets	100.00%

1                  Figures represent the direct investments of UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—122.51%
Aerospace & defense—2.91%
Boeing Co.[1]	8,300	$613,619
General Dynamics Corp.[1]	5,500	421,080
		1,034,699
Air freight & logistics—1.42%
FedEx Corp.[1]	5,400	505,170

Airlines—1.10%
Southwest Airlines Co.[1]	30,900	390,267

Auto components—1.01%
Johnson Controls, Inc.[1]	8,600	357,502

Automobiles—1.66%
General Motors Co.*1	19,000	589,570

Beverages—2.47%
PepsiCo, Inc.[1]	13,600	875,976
Biotechnology—2.49%
Acorda Therapeutics, Inc.*1	7,700	178,640
Alexion Pharmaceuticals, Inc.*1	2,300	226,964
Amgen, Inc.*1	5,300	283,285
Amylin Pharmaceuticals, Inc.*1	7,400	84,138
Pharmasset, Inc.*1	1,400	110,194
		883,221
Capital markets—4.20%
Bank of New York Mellon Corp.[1]	13,806	412,385
Goldman Sachs Group, Inc.[1]	3,200	507,104
Morgan Stanley[1]	20,900	570,988
		1,490,477
Chemicals—1.47%
Air Products & Chemicals, Inc.[1]	1,900	171,342
Celanese Corp., Series A1	7,900	350,523
		521,865
Commercial banks—4.33%
US Bancorp[1]	19,800	523,314
Wells Fargo & Co.[1]	32,000	1,014,400
		1,537,714
Communications equipment—3.83%
Cisco Systems, Inc.[1]	34,000	583,100
QUALCOMM, Inc.[1]	14,200	778,586
		1,361,686
Computers & peripherals—5.73%
Apple, Inc.*1	3,800	1,324,110
Hewlett-Packard Co.[1]	17,400	712,878
		2,036,988
Diversified consumer services—0.76%
Apollo Group, Inc., Class A*1	6,500	271,115

Diversified financial services—4.39%
Citigroup, Inc.*1	163,700	723,554
JPMorgan Chase & Co.[1]	18,100	834,410
		1,557,964
Electric utilities—4.56%
American Electric Power Co., Inc.[1]	12,100	425,194
Edison International[1]	8,600	314,674
FirstEnergy Corp.[1]	11,700	433,953
NextEra Energy, Inc.[1]	8,100	446,472
		1,620,293
Energy equipment & services—4.95%
Baker Hughes, Inc.[1]	5,400	396,522
Ensco PLC ADR[1]	9,600	555,264
Noble Corp.[1]	17,700	807,474
		1,759,260

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Food & staples retailing—2.25%
Kroger Co.[1]	33,300	$798,201

Food products—1.87%
Kellogg Co.	2,900	156,542
Kraft Foods, Inc., Class A1	16,200	508,032
		664,574
Health care equipment & supplies—6.08%
Baxter International, Inc.[1]	10,300	553,831
Boston Scientific Corp.*1	31,600	227,204
Covidien PLC[1]	13,600	706,384
Medtronic, Inc.[1]	17,100	672,885
		2,160,304
Health care providers & services—3.19%
HCA Holdings, Inc.*1	8,500	287,895
UnitedHealth Group, Inc.[1]	18,700	845,240
		1,133,135
Health care technology—0.36%
Emdeon, Inc., Class A*1	8,000	128,880

Hotels, restaurants & leisure—2.27%
Carnival Corp.[1]	14,500	556,220
International Game Technology[1]	15,400	249,942
		806,162
Household durables—1.11%
Fortune Brands, Inc.[1]	6,400	396,096

Household products—4.47%
Colgate-Palmolive Co.[1]	6,600	533,016
Procter & Gamble Co.[1]	17,100	1,053,360
		1,586,376
Insurance—3.39%
Aflac, Inc.[1]	9,200	485,576
MetLife, Inc.[1]	16,100	720,153
		1,205,729
Internet & catalog retail—1.52%
Amazon.com, Inc.*1	3,000	540,390

IT services—1.51%
Visa, Inc., Class A1	7,300	537,426

Life sciences tools & services—0.37%
Bio-Rad Laboratories, Inc., Class A*1	1,100	132,154

Machinery—4.93%
Dover Corp.[1]	7,200	473,328
Illinois Tool Works, Inc.[1]	12,800	687,616
PACCAR, Inc.[1]	5,900	308,865
Pall Corp.[1]	4,900	282,289
		1,752,098
Media—5.48%
Comcast Corp., Class A1	27,100	669,912
Time Warner, Inc.[1]	16,700	596,190
Viacom, Inc., Class B1	14,600	679,192
		1,945,294
Metals & mining—0.70%
Steel Dynamics, Inc.[1]	13,200	247,764

Multi-utilities—0.83%
MDU Resources Group, Inc.[1]	12,800	294,016

Oil, gas & consumable fuels—10.40%
EOG Resources, Inc.[1]	4,900	580,699
Exxon Mobil Corp.[1]	23,200	1,951,816
Hess Corp.[1]	4,800	409,008
Ultra Petroleum Corp.*1	15,300	753,525
		3,695,048

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Personal products—1.14%
Avon Products, Inc.[1]	15,000	$405,600

Pharmaceuticals—5.55%
Allergan, Inc.[1]	6,400	454,528
Johnson & Johnson[1]	13,000	770,250
Merck & Co., Inc.[1]	22,600	746,026
		1,970,804
Road & rail—4.19%
Hertz Global Holdings, Inc.*1	36,500	570,495
Norfolk Southern Corp.[1]	8,500	588,795
Ryder System, Inc.[1]	6,500	328,900
		1,488,190
Semiconductors & semiconductor equipment—2.91%
Broadcom Corp., Class A1	7,300	287,474
Intersil Corp., Class A1	19,800	246,510
Marvell Technology Group Ltd.*1	10,500	163,275
National Semiconductor Corp.[1]	23,400	335,556
		1,032,815
Software—8.10%
Adobe Systems, Inc.*1	25,800	855,528
Autodesk, Inc.*1	15,200	670,472
Microsoft Corp.[1]	31,800	806,448
Symantec Corp.*1	29,500	546,930
		2,879,378
Specialty retail—2.61%
GameStop Corp., Class A*1	16,900	380,588
Lowe’s Cos., Inc.[1]	20,700	547,101
		927,689
Total common stocks (cost $37,165,869)		43,521,890

Total investments before investments sold short—122.51% (cost $37,165,869)		43,521,890

Investments sold short—(23.15)%
Common stocks—(23.15)%
Aerospace & defense—(0.84)%
Goodrich Corp.	(3,500)	(299,355)

Automobiles—(0.76)%
Ford Motor Co.	(18,000)	(268,380)

Beverages—(0.46)%
Constellation Brands, Inc., Class A	(8,100)	(164,268)

Commercial banks—(0.71)%
BB&T Corp.	(9,200)	(252,540)

Computers & peripherals—(0.89)%
EMC Corp.	(6,100)	(161,955)
NetApp, Inc.	(3,200)	(154,176)
		(316,131)

Diversified telecommunication services—(0.82)%
Qwest Communications International, Inc.	(42,600)	(290,958)

Energy equipment & services—(0.83)%
Halliburton Co.	(5,900)	(294,056)

Health care providers & services—(0.94)%
Bio-Reference Labs, Inc.	(5,800)	(130,152)
Humana, Inc.	(2,900)	(202,826)
		(332,978)

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Hotels, restaurants & leisure—(0.65)%
Starwood Hotels & Resorts Worldwide, Inc.	(4,000)	$(232,480)

Household products—(0.67)%
Church & Dwight Co., Inc.	(3,000)	(238,020)

Insurance—(0.70)%
Travelers Cos., Inc.	(4,200)	(249,816)

Internet & catalog retail—(0.47)%
NetFlix, Inc.	(700)	(166,131)

IT services—(0.57)%
Cognizant Technology Solutions Corp., Class A	(2,500)	(203,500)

Media—(1.18)%
Discovery Communications, Inc., Class A	(4,400)	(175,560)
Lamar Advertising Co., Class A	(6,600)	(243,804)
		(419,364)
Multiline retail—(1.88)%
Dillard’s, Inc., Class A	(5,400)	(216,648)
Dollar General Corp.	(8,300)	(260,205)
Sears Holdings Corp.	(2,300)	(190,095)
		(666,948)
Multi-utilities—(1.78)%
Consolidated Edison, Inc.	(5,100)	(258,672)
Integrys Energy Group, Inc.	(4,300)	(217,193)
NSTAR	(3,400)	(157,318)
		(633,183)
Oil, gas & consumable fuels—(1.74)%
Occidental Petroleum Corp.	(2,600)	(271,674)
Pioneer Natural Resources Co.	(3,400)	(346,528)
		(618,202)
Pharmaceuticals—(0.68)%
Eli Lilly & Co.	(6,900)	(242,673)

Semiconductors & semiconductor equipment—(2.06)%
Altera Corp.	(6,200)	(272,924)
Novellus Systems, Inc.	(7,600)	(282,188)
NVIDIA Corp.	(9,500)	(175,370)
		(730,482)
Software—(1.35)%
BMC Software, Inc.	(6,100)	(303,414)
Compuware Corp.	(15,300)	(176,715)
		(480,129)
Specialty retail—(1.24)%
O’Reilly Automotive, Inc.	(4,100)	(235,586)
TJX Cos., Inc.	(4,100)	(203,893)
		(439,479)
Trading companies & distributors—(0.70)%
WW Grainger, Inc.	(1,800)	(247,824)

Water utilities—(1.23)%
American Water Works Co., Inc.	(8,100)	(227,205)
Aqua America, Inc.	(9,200)	(210,588)
		(437,793)

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Total investments sold short (proceeds $6,408,341)		$(8,224,690)
Total investments, net of investments sold short—99.36%		35,297,200
Cash and other assets, less liabilities—0.64%		227,322
Net assets—100.00%		$35,524,522

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short was the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,308,651
Gross unrealized depreciation	(952,630)
Net unrealized appreciation of investments	$6,356,021

*                                         Non-income producing security.

1                                          All or a portion of these securities have been delivered to cover open short positions.

ADR                     American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$43,521,890	$—	$—	$43,521,890
Common stocks sold short	(8,224,690)	—	—	(8,224,690)
Total	$35,297,200	$—	$—	$35,297,200

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	2.58%
Air freight & logistics	1.34
Airlines	1.01
Auto components	0.90
Automobiles	1.28
Beverages	1.76
Biotechnology	2.35
Capital markets	3.83
Chemicals	1.00
Commercial banks	3.76
Communications equipment	3.28
Computers & peripherals	4.95
Diversified consumer services	0.67
Diversified financial services	4.13
Electric utilities	3.25
Energy equipment & services	3.57
Food & staples retailing	1.44
Food products	1.07
Health care equipment & supplies	3.69
Health care providers & services	2.66
Health care technology	0.31
Hotels, restaurants & leisure	2.28
Household durables	1.04
Household products	3.46
Insurance	2.99
Internet & catalog retail	1.50
IT services	0.90
Life sciences tools & services	0.37
Machinery	3.16
Media	4.70
Oil, gas & consumable fuels	8.61
Personal products	1.18
Pharmaceuticals	4.69
Road & rail	3.23
Semiconductors & semiconductor equipment	2.22
Software	6.61
Specialty retail	2.17
Total common stocks	97.94%
Short-term investment	1.88
Investment of cash collateral from securities loaned	0.96
Total investments	100.78%
Liabilities, in excess of cash and other assets	(0.78)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—97.94%
Aerospace & defense—2.58%
Boeing Co.	48,000	$3,548,640
General Dynamics Corp.	38,100	2,916,936
		6,465,576
Air freight & logistics—1.34%
FedEx Corp.	35,700	3,339,735

Airlines—1.01%
Southwest Airlines Co.	201,000	2,538,630

Auto components—0.90%
Johnson Controls, Inc.	54,000	2,244,780

Automobiles—1.28%
General Motors Co.*	103,500	3,211,605

Beverages—1.76%
PepsiCo, Inc.	68,300	4,399,203

Biotechnology—2.35%
Acorda Therapeutics, Inc.*	46,700	1,083,440
Alexion Pharmaceuticals, Inc.*	16,200	1,598,616
Amgen, Inc.*	37,100	1,982,995
Amylin Pharmaceuticals, Inc.*1	40,200	457,074
Pharmasset, Inc.*	9,700	763,487
		5,885,612
Capital markets—3.83%
Bank of New York Mellon Corp.	90,883	2,714,675
Goldman Sachs Group, Inc.	18,200	2,884,154
Morgan Stanley	146,000	3,988,720
		9,587,549
Chemicals—1.00%
Celanese Corp., Series A	56,300	2,498,031

Commercial banks—3.76%
US Bancorp	132,300	3,496,689
Wells Fargo & Co.	186,400	5,908,880
		9,405,569
Communications equipment—3.28%
Cisco Systems, Inc.	231,700	3,973,655
QUALCOMM, Inc.	77,400	4,243,842
		8,217,497
Computers & peripherals—4.95%
Apple, Inc.*	23,400	8,153,730
Hewlett-Packard Co.	103,100	4,224,007
		12,377,737
Diversified consumer services—0.67%
Apollo Group, Inc., Class A*	40,100	1,672,571

Diversified financial services—4.13%
Citigroup, Inc.*	1,018,500	4,501,770
JPMorgan Chase & Co.	126,500	5,831,650
		10,333,420
Electric utilities—3.25%
American Electric Power Co., Inc.	72,300	2,540,622
FirstEnergy Corp.	72,200	2,677,898
NextEra Energy, Inc.	52,800	2,910,336
		8,128,856
Energy equipment & services—3.57%
Baker Hughes, Inc.	23,300	1,710,919
Ensco PLC ADR	48,200	2,787,888
Noble Corp.	96,900	4,420,578
		8,919,385
Food & staples retailing—1.44%
Kroger Co.	150,700	3,612,279

Food products—1.07%
Kellogg Co.	17,700	955,446
Kraft Foods, Inc., Class A	54,700	1,715,392
		2,670,838

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Health care equipment & supplies—3.69%
Baxter International, Inc.	43,300	$2,328,241
Covidien PLC	69,000	3,583,860
Medtronic, Inc.	84,500	3,325,075
		9,237,176
Health care providers & services—2.66%
HCA Holdings, Inc.*	53,319	1,805,915
UnitedHealth Group, Inc.	107,200	4,845,440
		6,651,355
Health care technology—0.31%
Emdeon, Inc., Class A*	47,500	765,225

Hotels, restaurants & leisure—2.28%
Carnival Corp.	103,500	3,970,260
International Game Technology	106,300	1,725,249
		5,695,509
Household durables—1.04%
Fortune Brands, Inc.	42,000	2,599,380

Household products—3.46%
Colgate-Palmolive Co.	37,300	3,012,348
Procter & Gamble Co.	91,700	5,648,720
		8,661,068
Insurance—2.99%
Aflac, Inc.	62,700	3,309,306
MetLife, Inc.	93,400	4,177,782
		7,487,088
Internet & catalog retail—1.50%
Amazon.com, Inc.*	20,900	3,764,717

IT services—0.90%
Visa, Inc., Class A	30,700	2,260,134

Life sciences tools & services—0.37%
Bio-Rad Laboratories, Inc., Class A*	7,700	925,078

Machinery—3.16%
Illinois Tool Works, Inc.	82,800	4,448,016
PACCAR, Inc.	35,850	1,876,748
Pall Corp.	27,400	1,578,514
		7,903,278
Media—4.70%
Comcast Corp., Class A	186,400	4,607,808
Time Warner, Inc.	114,800	4,098,360
Viacom, Inc., Class B	65,700	3,056,364
		11,762,532
Oil, gas & consumable fuels—8.61%
EOG Resources, Inc.	28,500	3,377,535
Exxon Mobil Corp.	136,000	11,441,680
Hess Corp.	32,800	2,794,888
Ultra Petroleum Corp.*	79,577	3,919,167
		21,533,270
Personal products—1.18%
Avon Products, Inc.	109,200	2,952,768

Pharmaceuticals—4.69%
Allergan, Inc.	44,600	3,167,492
Johnson & Johnson	76,900	4,556,325

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Pharmaceuticals—(concluded)
Merck & Co., Inc.	121,600	$4,014,016
		11,737,833
Road & rail—3.23%
Hertz Global Holdings, Inc.*1	201,000	3,141,630
Norfolk Southern Corp.	50,000	3,463,500
Ryder System, Inc.	29,200	1,477,520
		8,082,650
Semiconductors & semiconductor equipment—2.22%
Broadcom Corp., Class A	51,400	2,024,132
Intersil Corp., Class A	123,700	1,540,065
National Semiconductor Corp.	138,700	1,988,958
		5,553,155
Software—6.61%
Adobe Systems, Inc.*	154,600	5,126,536
Autodesk, Inc.*	68,900	3,039,179
Microsoft Corp.	224,400	5,690,784
Symantec Corp.*	144,700	2,682,738
		16,539,237
Specialty retail—2.17%
GameStop Corp.,Class A*1	94,800	2,134,896
Lowe’s Cos., Inc.	124,200	3,282,606
		5,417,502
Total common stocks (cost $205,851,823)		245,037,828

Short-term investment—1.88%
Investment company—1.88%
UBS Cash Management Prime Relationship Fund[2] (cost $4,693,158)	4,693,158	4,693,158

Investment of cash collateral from securities loaned—0.96%
UBS Private Money Market Fund LLC[2] (cost $2,401,360)	2,401,360	2,401,360
Total investments—100.78% (cost $212,946,341)		252,132,346
Liabilities, in excess of cash and other assets—(0.78)%		(1,948,495)
Net assets—100.00%		$250,183,851

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$44,205,816
Gross unrealized depreciation	(5,019,811)
Net unrealized appreciation of investments	$39,186,005

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Security description	Value 06/30/10	Purchases during the nine months ended 03/31/11	Sales during the nine months ended 03/31/11	Value 03/31/11	Income earned from affiliate for the nine months ended 03/31/11
UBS Cash Management Prime Relationship Fund	$5,489,875	$35,421,016	$36,217,733	$4,693,158	$7,315
UBS Private Money Market Fund LLC[a]	—	62,405,563	60,004,203	2,401,360	758
	$5,489,875	$97,826,579	$96,221,936	$7,094,518	$8,073

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$245,037,828	$—	$—	$245,037,828
Short-term investment	—	4,693,158	—	4,693,158
Investment of cash collateral from securities loaned	—	2,401,360	—	2,401,360
Total	$245,037,828	$7,094,518	$—	$252,132,346

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	3.18%
Air freight & logistics	1.31
Airlines	0.64
Auto components	1.61
Automobiles	1.08
Beverages	1.55
Capital markets	4.97
Chemicals	1.54
Commercial banks	5.94
Computers & peripherals	2.42
Diversified consumer services	0.55
Diversified financial services	6.52
Diversified telecommunication services	2.90
Electric utilities	5.49
Energy equipment & services	4.18
Food & staples retailing	2.00
Food products	1.33
Health care equipment & supplies	5.02
Health care providers & services	2.45
Hotels, restaurants & leisure	1.35
Household durables	0.97
Household products	4.52
Insurance	3.69
Machinery	1.91
Media	5.05
Oil, gas & consumable fuels	8.55
Personal products	0.86
Pharmaceuticals	5.82
Road & rail	4.01
Semiconductors & semiconductor equipment	1.79
Software	3.04
Specialty retail	2.82
Total common stocks	99.06%
Short-term investment	0.20
Investment of cash collateral from securities loaned	0.87
Total investments	100.13%
Liabilities, in excess of cash and other assets	(0.13)
Net assets	100.00%

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—99.06%
Aerospace & defense—3.18%
Boeing Co.	11,800	$872,374
General Dynamics Corp.	10,500	803,880
		1,676,254
Air freight & logistics—1.31%
FedEx Corp.	7,400	692,270

Airlines—0.64%
Southwest Airlines Co.	26,600	335,958

Auto components—1.61%
Johnson Controls, Inc.	20,500	852,185

Automobiles—1.08%
General Motors Co.*	18,300	567,849

Beverages—1.55%
PepsiCo, Inc.	12,700	818,007

Capital markets—4.97%
Bank of New York Mellon Corp.	25,000	746,750
Goldman Sachs Group, Inc.	5,500	871,585
Morgan Stanley	36,700	1,002,644
		2,620,979
Chemicals—1.54%
Celanese Corp., Series A	18,300	811,971

Commercial banks—5.94%
US Bancorp	44,400	1,173,492
Wells Fargo & Co.	61,800	1,959,060
		3,132,552
Computers & peripherals—2.42%
Hewlett-Packard Co.	17,400	712,878
Seagate Technology PLC*	39,000	561,600
		1,274,478
Diversified consumer services—0.55%
Apollo Group, Inc., Class A*	7,000	291,970

Diversified financial services—6.52%
Citigroup, Inc.*	331,800	1,466,556
JPMorgan Chase & Co.	42,770	1,971,697
		3,438,253
Diversified telecommunication services—2.90%
AT&T, Inc.	49,950	1,528,470

Electric utilities—5.49%
American Electric Power Co., Inc.	26,800	941,752
Edison International	12,600	461,034
FirstEnergy Corp.	25,900	960,631
NextEra Energy, Inc.	9,700	534,664
		2,898,081
Energy equipment & services—4.18%
Baker Hughes, Inc.	10,000	734,300
Noble Corp.	32,200	1,468,964
		2,203,264
Food & staples retailing—2.00%
Kroger Co.	44,100	1,057,077

Food products—1.33%
Kellogg Co.	3,400	183,532
Kraft Foods, Inc., Class A	16,600	520,576
		704,108
Health care equipment & supplies—5.02%
Baxter International, Inc.	9,800	526,946
Boston Scientific Corp.*	63,400	455,846
Covidien PLC	19,700	1,023,218
Medtronic, Inc.	16,300	641,405
		2,647,415

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Health care providers & services—2.45%
UnitedHealth Group, Inc.	28,600	$1,292,720

Hotels, restaurants & leisure—1.35%
Carnival Corp.	18,600	713,496

Household durables—0.97%
Fortune Brands, Inc.	8,300	513,687

Household products—4.52%
Colgate-Palmolive Co.	7,400	597,624
Procter & Gamble Co.	29,000	1,786,400
		2,384,024
Insurance—3.69%
Aflac, Inc.	15,000	791,700
MetLife, Inc.	25,800	1,154,034
		1,945,734
Machinery—1.91%
Illinois Tool Works, Inc.	18,800	1,009,936

Media—5.05%
Comcast Corp., Class A	52,100	1,287,912
Viacom, Inc., Class B	29,600	1,376,992
		2,664,904
Oil, gas & consumable fuels—8.55%
EOG Resources, Inc.	6,400	758,464
Exxon Mobil Corp.	24,150	2,031,739
Hess Corp.	6,400	545,344
Ultra Petroleum Corp.*	23,900	1,177,075
		4,512,622
Personal products—0.86%
Avon Products, Inc.	16,800	454,272

Pharmaceuticals—5.82%
Johnson & Johnson	29,800	1,765,650
Merck & Co., Inc.	39,500	1,303,895
		3,069,545
Road & rail—4.01%
Hertz Global Holdings, Inc.*	50,700	792,441
Norfolk Southern Corp.	14,000	969,780
Ryder System, Inc.	7,000	354,200
		2,116,421
Semiconductors & semiconductor equipment—1.79%
Intersil Corp., Class A	35,400	440,730
National Semiconductor Corp.	35,300	506,202
		946,932
Software—3.04%
Adobe Systems, Inc.*	28,900	958,324
Symantec Corp.*	34,800	645,192
		1,603,516
Specialty retail—2.82%
GameStop Corp., Class A*1	22,000	495,440
Lowe’s Cos., Inc.	37,500	991,125
		1,486,565
Total common stocks (cost $45,782,023)		52,265,515

Short-term investment—0.20%
Investment company—0.20%
UBS Cash Management Prime Relationship Fund, [2] (cost $104,517)	104,517	104,517

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Investment of cash collateral from securities loaned—0.87%
UBS Private Money Market Fund LLC[2] (cost $460,350)	460,350	$460,350

Total investments—100.13% (cost $46,346,890)		52,830,382
Liabilities, in excess of cash and other assets—(0.13)%		(67,605)
Net assets—100.00%		$52,762,777

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,196,080
Gross unrealized depreciation	(712,588)
Net unrealized appreciation of investments	$6,483,492

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/10	Purchases during the nine months ended 03/31/11	Sales during the nine months ended 03/31/11	Value 03/31/11	Income earned from affiliate for the nine months ended 03/31/11
UBS Cash Management Prime Relationship Fund	$2,293,816	$10,647,979	$12,837,278	$104,517	$949
UBS Private Money Market Fund LLC[a]	—	17,448,095	16,987,745	460,350	240
	$2,293,816	$28,096,074	$29,825,023	$564,867	$1,189

a	The advisor does not earn management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$52,265,515	$—	$—	$52,265,515
Short-term investment	—	104,517	—	104,517
Investment of cash collateral from securities loaned	—	460,350	—	460,350
Total	$52,265,515	$564,867	$—	$52,830,382

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	0.77%
Air freight & logistics	1.30
Auto components	3.09
Biotechnology	6.51
Chemicals	2.92
Commercial banks	0.25
Commercial services & supplies	0.76
Communications equipment	7.27
Construction & engineering	1.36
Consumer finance	0.53
Containers & packaging	1.71
Distributors	1.00
Electrical equipment	4.16
Electronic equipment, instruments & components	1.60
Energy equipment & services	2.62
Food & staples retailing	1.88
Food products	2.82
Health care equipment & supplies	4.25
Health care providers & services	4.38
Health care technology	1.23
Hotels, restaurants & leisure	5.85
Household durables	0.51
Internet software & services	2.09
Machinery	1.59
Media	2.86
Metals & mining	0.58
Oil, gas & consumable fuels	6.81
Pharmaceuticals	2.16
Real estate investment trust (REIT)	1.55
Road & rail	2.20
Semiconductors & semiconductor equipment	7.50
Software	7.95
Specialty retail	4.20
Textiles, apparel & luxury goods	1.30
Total common stocks	97.56
Investment company
iShares Russell 2000 Growth Index Fund	1.01
Short-term investment	2.03
Investment of cash collateral from securities loaned	8.42
Total investments	109.02%
Liabilities, in excess of cash and other assets	(9.02)
Net assets	100.00%

1                                          Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—97.56%
Aerospace & defense—0.77%
DigitalGlobe, Inc.*	45,300	$1,269,759

Air freight & logistics—1.30%
Hub Group, Inc., Class A*	59,000	2,135,210

Auto components—3.09%
Cooper Tire & Rubber Co.	75,400	1,941,550
Tenneco, Inc.*	73,800	3,132,810
		5,074,360
Biotechnology—6.51%
Cepheid, Inc.*	74,500	2,087,490
Emergent Biosolutions, Inc.*	46,400	1,121,024
Exelixis, Inc.*	71,500	807,950
Incyte Corp. Ltd.*	54,000	855,900
Ironwood Pharmaceuticals, Inc.*	74,800	1,047,200
Pharmasset, Inc.*	28,300	2,227,493
Regeneron Pharmaceuticals, Inc.*	35,300	1,586,382
Seattle Genetics, Inc.*1	62,500	973,125
		10,706,564
Chemicals—2.92%
LSB Industries, Inc.*	46,800	1,855,152
Solutia, Inc.*	116,200	2,951,480
		4,806,632
Commercial banks—0.25%
Columbia Banking System, Inc.	21,700	415,989

Commercial services & supplies—0.76%
Clean Harbors, Inc.*	12,700	1,252,982

Communications equipment—7.27%
Acme Packet, Inc.*	39,841	2,827,117
Blue Coat Systems, Inc.*	33,100	932,096
Finisar Corp.*	106,421	2,617,957
Polycom, Inc.*	55,300	2,867,305
Riverbed Technology, Inc.*	72,229	2,719,422
		11,963,897
Construction & engineering—1.36%
EMCOR Group, Inc.*	72,200	2,236,034

Consumer finance—0.53%
Netspend Holdings, Inc.*	82,200	864,744

Containers & packaging—1.71%
Rock-Tenn Co., Class A1	40,456	2,805,624

Distributors—1.00%
LKQ Corp.*	67,900	1,636,390

Electrical equipment—4.16%
EnerSys*	62,700	2,492,325
Regal-Beloit Corp.	35,200	2,598,816
Woodward, Inc.	50,900	1,759,104
		6,850,245
Electronic equipment, instruments & components—1.60%
NeoPhotonics Corp.*1	56,800	642,408
Tech Data Corp.*	39,000	1,983,540
		2,625,948
Energy equipment & services—2.62%
Dril-Quip, Inc.*	9,100	719,173
Key Energy Services, Inc.*	159,400	2,478,670
Pioneer Drilling Co.*	80,400	1,109,520
		4,307,363
Food & staples retailing—1.88%
Fresh Market, Inc.*	23,100	871,794
United Natural Foods, Inc.*	49,700	2,227,554
		3,099,348
Food products—2.82%
Diamond Foods, Inc.[1]	44,900	2,505,420

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Food products—(concluded)
TreeHouse Foods, Inc.*	37,500	$2,132,625
		4,638,045
Health care equipment & supplies—4.25%
HeartWare International, Inc.*	11,800	1,009,254
Insulet Corp.*	82,400	1,699,088
ResMed, Inc.*	44,900	1,347,000
Thoratec Corp.*	40,700	1,055,351
Zoll Medical Corp.*	41,900	1,877,539
		6,988,232
Health care providers & services—4.38%
Emergency Medical Services Corp., Class A*	22,500	1,430,775
ePocrates, Inc.*1	26,900	532,620
HMS Holdings Corp.*	25,945	2,123,598
Mednax, Inc.*	14,400	959,184
PSS World Medical, Inc.*	79,700	2,163,855
		7,210,032
Health care technology—1.23%
MedAssets, Inc.*	40,900	624,543
SXC Health Solutions Corp.*	25,632	1,404,634
		2,029,177
Hotels, restaurants & leisure—5.85%
BJ’s Restaurants, Inc.*	41,000	1,612,530
Buffalo Wild Wings, Inc.*	25,700	1,398,851
Panera Bread Co., Class A*	9,700	1,231,900
Texas Roadhouse, Inc.	112,600	1,913,074
The Cheesecake Factory, Inc.*	60,300	1,814,427
WMS Industries, Inc.*	46,600	1,647,310
		9,618,092
Household durables—0.51%
Ryland Group, Inc.	52,400	833,160

Internet software & services—2.09%
Cornerstone OnDemand, Inc.*	23,200	422,936
Qihoo 360 Technology Co., Ltd. ADR*	55,300	1,636,327
VistaPrint NV*	26,700	1,385,730
		3,444,993
Machinery—1.59%
Chart Industries, Inc.*	47,500	2,614,400

Media—2.86%
Imax Corp.*1	102,700	3,284,346
National CineMedia, Inc.	76,300	1,424,521
		4,708,867
Metals & mining—0.58%
Steel Dynamics, Inc.	50,800	953,516

Oil, gas & consumable fuels—6.81%
Approach Resources, Inc.*	69,600	2,338,560
Resolute Energy Corp.*1	144,200	2,615,788
SM Energy Co.	44,800	3,323,712
Whiting Petroleum Corp.*	39,800	2,923,310
		11,201,370
Pharmaceuticals—2.16%
MAP Pharmaceuticals, Inc.*	24,070	331,925
Nektar Therapeutics*	76,400	723,508
Questcor Pharmaceuticals, Inc.*	57,900	834,339
Viropharma, Inc.*	83,300	1,657,670
		3,547,442
Real estate investment trust (REIT)—1.55%
BioMed Realty Trust, Inc.	36,900	701,838
DuPont Fabros Technology, Inc.[1]	38,100	923,925
Franklin Street Properties Corp.	65,800	925,806
		2,551,569

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Road & rail—2.20%
Knight Transportation, Inc.	80,200	$1,543,850
Landstar System, Inc.	45,400	2,073,872
		3,617,722
Semiconductors & semiconductor equipment—7.50%
Cavium Networks, Inc.*	63,600	2,857,548
Cirrus Logic, Inc.*	86,576	1,820,693
Cymer, Inc.*	30,900	1,748,322
Mellanox Technologies Ltd.*	54,292	1,369,787
SemiLEDs Corp.*1	22,900	360,446
Skyworks Solutions, Inc.*	71,520	2,318,679
Veeco Instruments, Inc.*1	36,588	1,860,134
		12,335,609
Software—7.95%
Factset Research Systems, Inc.	22,300	2,335,479
NICE Systems Ltd. ADR*	55,000	2,031,700
Radiant Systems, Inc.*	106,400	1,883,280
Rovi Corp.*	39,200	2,103,080
Synchronoss Technologies, Inc.*	62,700	2,178,825
Ultimate Software Group, Inc.*	43,304	2,544,110
		13,076,474
Specialty retail—4.20%
Chico’s FAS, Inc.	116,300	1,732,870
Children’s Place Retail Stores, Inc.*	20,000	996,600
Talbots, Inc.*1	124,800	753,792
The Men’s Wearhouse, Inc.	81,900	2,216,214
Wet Seal, Inc., Class A*	280,800	1,201,824
		6,901,300
Textiles, apparel & luxury goods—1.30%
Phillips-Van Heusen Corp.	33,000	2,145,990
Total common stocks (cost $105,585,881)		160,467,079

Investment company—1.01%
iShares Russell 2000 Growth Index Fund[1] (cost $1,587,358)	17,400	1,658,916

Short-term investment—2.03%
Investment company—2.03%
UBS Cash Management Prime Relationship Fund[2] (cost $3,344,226)	3,344,226	3,344,226

Investment of cash collateral from securities loaned—8.42%
UBS Private Money Market Fund LLC[2] (cost $13,855,872)	13,855,872	13,855,872

Total investments—109.02% (cost $124,373,337)		179,326,093
Liabilities, in excess of cash and other assets—(9.02)%		(14,834,791)
Net assets—100.00%		$164,491,302

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$57,188,946
Gross unrealized depreciation	(2,236,190)
Net unrealized appreciation of investments	$54,952,756

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$2,089,534	$43,563,662	$42,308,970	$3,344,226	$4,142
UBS Private Money Market Fund LLC[a]	6,773,043	98,774,870	91,692,041	13,855,872	145,842
	$8,862,577	$142,338,532	$134,001,011	$17,200,098	$149,984

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

ADR	American depositary receipt

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$160,467,079	$—	$—	$160,467,079
Investment company	1,658,916	—	—	1,658,916
Short-term investment	—	3,344,226	—	3,344,226
Investment of cash collateral from securities loaned	—	13,855,872	—	13,855,872
Total	$162,125,995	$17,200,098	$—	$179,326,093

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	1.92%
Air freight & logistics	1.29
Airlines	0.32
Auto components	0.42
Automobiles	0.46
Beverages	1.32
Biotechnology	0.91
Building products	0.70
Capital markets	1.07
Chemicals	1.94
Commercial banks	3.98
Communications equipment	1.34
Computers & peripherals	2.69
Construction & engineering	0.14
Construction materials	0.27
Consumer finance	0.01
Containers & packaging	0.01
Distributors	0.01
Diversified consumer services	0.23
Diversified financial services	1.10
Diversified telecommunication services	1.32
Electric utilities	2.03
Electrical equipment	0.99
Electronic equipment, instruments & components	0.38
Energy equipment & services	1.72
Food & staples retailing	1.24
Food products	1.73
Gas utilities	0.29
Health care equipment & supplies	1.23
Health care providers & services	0.62
Health care technology	0.01
Hotels, restaurants & leisure	1.66
Household durables	0.45
Household products	0.62
Independent power producers & energy traders	0.00	[2]
Industrial conglomerates	0.25
Insurance	1.26
Internet & catalog retail	1.25
Internet software & services	1.65
IT services	0.92
Leisure equipment & products	0.00	[2]
Life sciences tools & services	0.41
Machinery	3.10
Marine	0.07
Media	2.06
Metals & mining	2.30
Multiline retail	0.01
Multi-utilities	0.45
Office electronics	0.13
Oil, gas & consumable fuels	5.77
Paper & forest products	0.01
Personal products	0.46
Pharmaceuticals	3.54
Professional services	0.00	[2]
Real estate investment trust (REIT)	0.06
Real estate management & development	0.13
Road & rail	1.42
Semiconductors & semiconductor equipment	2.09
Software	3.23
Specialty retail	1.03
Textiles, apparel & luxury goods	0.81
Thrifts & mortgage finance	0.00	[2]
Tobacco	0.69
Trading companies & distributors	0.43
Transportation infrastructure	0.01
Wireless telecommunication services	1.18
Total common stocks	69.14%

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Preferred stocks	0.89%
Bonds
Corporate bonds
Building materials	0.04
Capital markets	0.05
Chemicals	0.06
Commercial banks	1.14
Commercial banks	0.14
Construction materials	0.13
Consumer finance	0.55
Containers & packaging	0.05
Diversified financial services	0.64
Electric utilities	0.19
Energy equipment & services	0.14
Food products	0.02
Gas distribution	0.13
Health care providers & services	0.16
Hotels, restaurants & leisure	0.15
Household durables	0.07
Insurance	0.19
Media	0.28
Metals & mining	0.19
Office electronics	0.07
Oil, gas & consumable fuels	0.63
Pharmaceuticals	0.15
Road & rail	0.04
Specialty retail	0.06
Tobacco	0.08
Wireless telecommunication services	0.17
Total corporate bonds	5.52%

Asset-backed securities	0.70
Collateralized debt obligations	1.56
Commercial mortgage-backed securities	1.40
Mortgage & agency debt securities	0.79
Municipal bonds	0.52
US government obligation	0.34
Non-US government obligation	0.05
Total bonds	10.88%
Investment companies
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.41
UBS U.S. Equity Alpha Relationship Fund	13.45
Total investment companies	15.86%

Short-term investment	13.19
Options purchased	0.46
Investment of cash collateral from securities loaned	2.26
Total investments before investments sold short	112.68%

Investments sold short
Common stocks
Aerospace & defense	(0.63)%
Air freight & logistics	(0.99)
Airlines	(0.18)
Auto components	(0.01)
Automobiles	(0.25)
Beverages	(0.31)
Biotechnology	(0.03)
Building products	(0.01)
Capital markets	(0.02)
Chemicals	(0.30)
Commercial banks	(0.42)

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Commercial services & supplies	(0.02)%
Communications equipment	(0.10)
Computers & peripherals	(1.01)
Construction & engineering	(0.02)
Construction materials	(0.04)
Consumer finance	(0.00)[2]
Containers & packaging	(0.03)
Distributors	(0.01)
Diversified consumer services	(0.03)
Diversified financial services	(0.03)
Diversified telecommunication services	(0.15)
Electric utilities	(0.44)
Electrical equipment	(0.42)
Electronic equipment, instruments & components	(0.35)
Energy equipment & services	(0.33)
Food & staples retailing	(0.35)
Food products	(1.09)
Gas utilities	(0.02)
Health care equipment & supplies	(0.28)
Health care providers & services	(0.74)
Health care technology	(0.00)[2]
Hotels, restaurants & leisure	(0.39)
Household durables	(0.02)
Household products	(0.47)
Independent power producers & energy traders	(0.13)
Industrial conglomerates	(0.14)
Insurance	(0.31)
Internet & catalog retail	(0.32)
Internet software & services	(0.16)
IT services	(0.43)
Leisure equipment & products	(0.01)
Life sciences tools & services	(0.63)
Machinery	(1.13)
Marine	(0.01)
Media	(0.50)
Metals & mining	(0.26)
Multiline retail	(0.58)
Multi-utilities	(1.14)
Office electronics	(0.00)[2]
Oil, gas & consumable fuels	(1.87)
Paper & forest products	(0.01)
Personal products	(0.02)
Pharmaceuticals	(1.10)
Professional services	(0.01)
Real estate investment trust (REIT)	(0.03)
Real estate management & development	(0.04)
Road & rail	(0.18)
Semiconductors & semiconductor equipment	(1.48)
Software	(0.84)
Specialty retail	(0.72)
Textiles, apparel & luxury goods	(0.03)
Thrifts & mortgage finance	(0.08)
Trading companies & distributors	(0.60)
Transportation infrastructure	(0.01)
Water utilities	(0.34)
Wireless telecommunication services	(0.02)
Total investments sold short	(22 .62)%
Total investments, net of investments sold short	90.06
Cash and other assets, less liabilities	9.94
Net assets	100.00%

1                                          Figures represent the industry breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

2                                          Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—69.14%
Argentina—0.07%
MercadoLibre, Inc.	3,800	$310,194

Australia—0.50%
Alumina Ltd.	185,935	473,112
BHP Billiton Ltd.	6,272	302,055
Goodman Fielder Ltd.	14,319	18,217
Goodman Group	25,754	18,248
GrainCorp Ltd.	2,284	17,978
Incitec Pivot Ltd.	166,906	747,528
Mount Gibson Iron Ltd.*	87,373	179,845
National Australia Bank Ltd.[1]	12,927	345,641
OneSteel Ltd.	6,936	17,505
Rio Tinto Ltd.	227	19,899
Santos Ltd.	1,210	19,462
TABCORP Holdings Ltd.	2,574	19,942
Total Australia common stocks		2,179,432

Austria—0.64%
bwin Interactive Entertainment AG	5,593	219,403
Erste Group Bank AG	23,871	1,204,517
OMV AG	213	9,626
Raiffeisen Bank International AG1	4,486	248,962
Telekom Austria AG	1,281	18,735
Wiener Staedtische Versicherung AG	18,888	1,078,753
Total Austria common stocks		2,779,996

Belgium—0.26%
Anheuser-Busch InBev NV	7,577	431,619
Bekaert SA	170	19,392
Belgacom SA	490	18,982
Delhaize Group SA	399	32,486
Dexia SA*	4,435	17,272
KBC Groep NV*	460	17,299
Mobistar SA	270	18,719
Nyrstar NV	40,495	584,225
Total Belgium common stocks		1,139,994

Bermuda—0.01%
Aspen Insurance Holdings Ltd.	600	16,536
Energy XXI Bermuda Ltd.*1	600	20,460
Total Bermuda common stocks		36,996

Brazil—0.00%[2]
Cia Energetica de Minas Gerais ADR	1,000	19,270

Canada—0.82%
Agrium, Inc.	200	18,469
Alimentation Couche Tard, Inc., Class B	700	18,404
Cameco Corp.[1]	600	18,046
Canadian Pacific Railway Ltd.	400	25,712
CGI Group, Inc., Class A*	900	18,873
Domtar Corp.	300	27,534
Empire Co., Ltd., Class A	300	16,549
Encana Corp.	900	31,126
Genworth MI Canada, Inc.	700	18,895
Goldcorp, Inc.	400	19,944
Gran Tierra Energy, Inc.*	1,900	15,326
Magna International, Inc.	200	9,589
Open Text Corp.*	400	24,854
Petrobank Energy & Resources Ltd.*	900	19,021
Petrominerales Ltd.[1]	1,000	37,896
Potash Corp. of Saskatchewan, Inc.	16,500	972,363
Precision Drilling Corp.*	3,000	40,660
Research In Motion Ltd.*	600	33,933
Royal Bank of Canada	400	24,751
Saputo, Inc.	800	36,109
Suncor Energy, Inc.	24,400	1,094,171
Teck Resources Ltd., Class B	9,800	519,466

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Canada—(concluded)
TMX Group, Inc.	600	$24,025
Toronto-Dominion Bank	200	17,700
Trican Well Service Ltd.	17,400	392,869
Valeant Pharmaceuticals International, Inc.	1,500	74,816
Viterra, Inc.	1,400	16,982
Yamana Gold, Inc.	1,500	18,535
Total Canada common stocks		3,586,618

China—1.46%
Anhui Conch Cement Co., Ltd., H Shares	4,000	25,018
Baidu, Inc. ADR*	16,400	2,260,084
Cathay Pacific Airways Ltd.	6,000	14,378
China BlueChemical Ltd., H Shares	22,000	18,016
China Everbright Ltd.	40,000	89,683
China Mengniu Dairy Co., Ltd.	7,000	18,538
China National Building Material Co., Ltd., H Shares	86,000	315,650
China National Materials Co., Ltd., H Shares	26,000	23,398
China Petroleum & Chemical Corp. ADR	200	20,116
China Resources Cement Holdings Ltd.*	20,000	19,824
China Resources Enterprise Ltd.	6,000	24,375
China Taiping Insurance Holdings Co., Ltd.*	6,600	19,473
China Yurun Food Group Ltd.	6,000	20,132
CNOOC Ltd. ADR	100	25,304
Dongfang Electric Corp. Ltd., H Shares	103,400	350,934
Dongfeng Motor Group Co., Ltd., H Shares	8,000	13,617
Fantasia Holdings Group Co., Ltd.	100,000	16,584
Focus Media Holding Ltd. ADR*	50,200	1,539,634
Fushan International Energy Group Ltd.	220,000	158,384
GOME Electrical Appliances Holding Ltd.*	70,000	24,658
Industrial & Commercial Bank of China, H Shares	35,000	29,067
Link REIT	6,000	18,782
Longfor Properties Co., Ltd.	12,000	20,240
NetEase.com, Inc. ADR*1	500	24,755
New World Development Ltd.	10,000	17,664
NWS Holdings Ltd.	17,000	26,007
PICC Property & Casualty Co., Ltd., H Shares*	26,000	31,353
Renhe Commercial Holdings Co., Ltd.[1]	166,000	30,944
Sina Corp.*	10,000	1,070,400
Sino-Ocean Land Holdings Ltd.[1]	30,500	18,899
Sohu.com, Inc.*1	300	26,808
Trina Solar Ltd. ADR*1	700	21,084
Uni-President China Holdings Ltd.	9,000	4,640
Weichai Power Co., Ltd., H Shares	3,000	18,223
Total China common stocks		6,356,666

Denmark—0.33%
Carlsberg A/S, Class B	154	16,582
Coloplast A/S, Class B	68	9,848
Jyske Bank A/S*	17,661	786,507
Novo Nordisk A/S, Class B1	4,730	594,262
Topdanmark A/S*	113	18,772
Total Denmark common stocks		1,425,971

Finland—0.15%
Sampo Oyj, Class A	9,046	288,578
Stora Enso Oyj, Class R	1,427	16,998
UPM-Kymmene Oyj*	939	19,855
Wartsila Oyj	552	21,552

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Finland—(concluded)
YIT OYJ	9,628	$285,449
Total Finland common stocks		632,432

France—1.36%
Alstom SA	14,914	881,905
AXA SA	898	18,765
BNP Paribas	6,797	497,144
Carrefour SA	18,112	801,879
Casino Guichard Perrachon SA	211	19,972
Cie Generale des Etablissements Michelin, Class B	218	18,413
Credit Agricole SA	56,683	930,235
Hermes International NPV	603	132,202
LVMH Moet Hennessy Louis Vuitton SA	3,194	505,614
Metropole Television SA	1,114	29,112
Sanofi-Aventis SA	9,423	660,703
Schneider Electric SA	3,269	558,719
Societe Generale	4,043	262,709
Total SA	6,354	386,805
Valeo SA*	3,543	206,645
Total France common stocks		5,910,822

Germany—2.29%
Aixtron SE NA1	9,132	399,839
Aixtron SE NA ADR	400	17,552
Allianz SE	3,854	540,891
Axel Springer AG	110	17,780
Bayer AG	19,118	1,480,418
Bayerische Motoren Werke AG	3,541	294,825
Deutsche Bank AG	321	18,872
Deutsche Post AG	1,037	18,694
Dialog Semiconductor PLC*	9,400	195,096
E.ON AG	45,415	1,387,004
GEA Group AG	12,730	419,272
Infineon Technologies AG	1,820	18,661
Lanxess AG	223	16,680
Linde AG	7,118	1,124,266
MAN SE	4,192	522,799
Muenchener Rueckversicherungs-Gesellschaft AG	3,176	499,614
SAP AG	37,189	2,276,824
Siemens AG	148	20,285
Sky Deutschland AG*	74,264	305,427
ThyssenKrupp AG	9,323	380,918
Volkswagen AG	126	19,339
Total Germany common stocks		9,975,056

Greece—0.33%
Hellenic Telecommunications Organization SA	127,790	1,427,099

Guernsey—0.01%
Resolution Ltd.	13,598	64,547

Hong Kong—0.22%
Hong Kong Exchanges & Clearing Ltd.	19,900	432,356
Hopson Development Holdings Ltd.*	8,000	9,071
Shanghai Industrial Holdings Ltd.	5,000	19,155
Shangri-La Asia Ltd.	112,000	289,411
Sun Hung Kai Properties Ltd.	12,000	190,061
Total Hong Kong common stocks		940,054

Ireland—0.77%
Covidien PLC[3]	30,000	1,558,200
CRH PLC	35,575	815,745
Elan Corp. PLC*	1,200	8,257
Kerry Group PLC, Class A	1,215	45,234
Seagate Technology PLC*3	62,800	904,320
WPP PLC	1,498	18,468
Total Ireland common stocks		3,350,224

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Israel—0.00%[2]
Check Point Software Technologies Ltd.*	400	$20,420

Italy—1.50%
Azimut Holding SpA	52,878	591,266
Enel SpA	4,194	26,438
ENI SpA	87,220	2,142,130
Finmeccanica SpA	143,968	1,811,799
Intesa Sanpaolo SpA	5,482	16,222
Pirelli & Co SpA NPV	3,819	33,556
Saipem SpA	13,556	720,626
Tod’s SpA	185	21,800
UniCredit SpA	481,669	1,190,492
Total Italy common stocks		6,554,329

Japan—2.33%
Aeon Co., Ltd.	1,600	18,543
Aeon Credit Service Co., Ltd.	1,400	19,271
Aeon Mall Co., Ltd.	900	19,324
Aisin Seiki Co., Ltd.	600	20,832
Ajinomoto Co., Inc.	2,000	20,846
Alps Electric Co., Ltd.	1,800	17,290
Aozora Bank Ltd.	8,000	18,081
Asahi Glass Co., Ltd.	41,000	515,581
Asahi Kasei Corp.	3,000	20,233
Canon, Inc.	11,600	504,833
Central Glass Co., Ltd.	5,000	20,137
Central Japan Railway Co.	3	23,768
Chubu Electric Power Co., Inc.	800	17,793
Cosmo Oil Co., Ltd.	6,000	18,682
Daicel Chemical Industries Ltd.	3,000	18,502
Daikin Industries Ltd.	600	17,968
Daito Trust Construction Co., Ltd.	200	13,777
Denki Kagaku Kogyo KK	76,000	374,609
Dentsu, Inc.[1]	600	15,487
DIC Corp.	8,000	18,562
Disco Corp.[1]	6,500	443,857
Dowa Holdings Co., Ltd.	1,000	6,227
Eisai Co., Ltd.	500	17,937
Elpida Memory, Inc.*1	3,300	42,490
FANUC Corp.	5,000	756,793
Fuji Heavy Industries Ltd.[1]	2,000	12,888
FUJIFILM Holdings Corp.	600	18,581
GS Yuasa Corp.[1]	1,000	6,648
Honda Motor Co., Ltd.	400	15,028
Ibiden Co., Ltd.[1]	9,600	303,188
Idemitsu Kosan Co., Ltd.	200	23,419
IHI Corp.	9,000	21,964
Isuzu Motors Ltd.	95,000	375,751
Ito En Ltd.	1,100	19,162
ITOCHU Corp.	3,000	31,414
Japan Petroleum Exploration Co.	500	25,006
Kajima Corp.[1]	10,000	28,012
Kawasaki Heavy Industries Ltd.	5,000	22,000
Keihin Corp.	1,100	20,881
Kinden Corp.	2,000	18,202
Kobe Steel Ltd.[1]	7,000	18,177
Komatsu Ltd.	20,000	679,250
Konica Minolta Holdings, Inc.	2,500	20,949
Kubota Corp.	2,000	18,851
Kuraray Co., Ltd.	2,500	32,219
Kyocera Corp.	200	20,269
Makino Milling Machine Co., Ltd.*1	36,000	305,554
Marubeni Corp.	4,000	28,805
Maruichi Steel Tube Ltd.	900	22,235
MEIJI Holdings Co., Ltd.	400	16,086
Minebea Co., Ltd.	3,000	16,554
Mitsubishi Chemical Holdings Corp.	3,000	18,863

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Mitsubishi Corp.	20,000	$555,182
Mitsubishi Electric Corp.	2,000	23,611
Mitsubishi Logistics Corp.	2,000	22,361
Mitsubishi UFJ Financial Group, Inc.[1]	78,400	361,933
Mitsubishi UFJ Lease & Finance Co., Ltd.	530	21,250
Mitsui & Co., Ltd.	2,200	39,435
Mitsui Chemicals, Inc.	6,000	21,207
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	11,962
Mitsui Mining & Smelting Co., Ltd.[1]	5,000	17,372
Murata Manufacturing Co., Ltd.	300	21,604
NGK Spark Plug Co., Ltd.[1]	1,000	13,657
NHK Spring Co., Ltd.[1]	1,000	9,906
Nikon Corp.	500	10,309
Nippon Building Fund, Inc.	2	19,476
Nippon Electric Glass Co., Ltd.	1,000	14,162
Nippon Meat Packers, Inc.	2,000	25,222
Nippon Sheet Glass Co., Ltd.	81,000	233,710
Nippon Shokubai Co., Ltd.	2,000	25,054
Nippon Telegraph & Telephone Corp.	400	17,961
Nippon Yusen KK	78,000	304,761
Nishi-Nippon City Bank Ltd.	6,000	17,240
Nissan Chemical Industries Ltd.	2,000	20,678
Nissan Motor Co., Ltd.	74,200	658,327
Nisshinbo Holdings, Inc.	2,000	19,404
Nitto Denko Corp.	500	26,509
NSK Ltd.	2,000	17,240
NTN Corp.	3,000	14,390
NTT Data Corp.[1]	5	15,454
ORIX Corp.	4,360	408,324
Osaka Gas Co., Ltd.[1]	5,000	19,957
OSAKA Titanium Technologies Co., Ltd.[1]	6,900	476,148
Renesas Electronics Corp.*	2,300	19,577
Santen Pharmaceutical Co., Ltd.	800	31,883
Sapporo Hokuyo Holdings, Inc.	3,800	18,274
Sega Sammy Holdings, Inc.	1,000	17,384
Shimizu Corp.	4,000	17,793
SMC Corp.	100	16,458
Sony Corp.	600	19,216
Sumitomo Corp.[1]	2,100	30,018
Sumitomo Electric Industries Ltd.	1,300	17,989
Sumitomo Metal Mining Co., Ltd.	1,000	17,204
Sumitomo Mitsui Financial Group, Inc.[1]	10,000	310,892
Taisei Corp.	9,000	22,181
TDK Corp.	300	17,727
THK Co., Ltd.	16,800	422,525
Tokyo Electric Power Co., Inc.	1,600	8,964
Tokyu Land Corp.	56,000	243,712
TonenGeneral Sekiyu KK	2,000	24,693
Toray Industries, Inc.	2,000	14,547
Toshiba Corp.	57,000	278,901
Ushio, Inc.[1]	900	17,604
Yamada Denki Co., Ltd.	290	19,559
Total Japan common stocks		10,172,286

Luxembourg—0.25%
ArcelorMittal	29,062	1,051,290
Millicom International Cellular SA SDR	198	18,947
Total Luxembourg common stocks		1,070,237

Macau—0.01%
Wynn Macau Ltd.	14,400	40,172

Mexico—0.01%
Fomento Economico Mexicano SAB de CV ADR	300	17,610

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Mexico—(concluded)
Fresnillo PLC	884	$21,881
Total Mexico common stocks		39,491

Netherlands—2.31%
Aegon NV*	2,489	18,639
ASML Holding NV	20,014	882,115
Core Laboratories NV1	200	20,434
Fugro NV, CVA	3,683	324,551
Gemalto NV	3,996	196,539
Heineken NV	23,311	1,273,716
Hunter Douglas NV	7,442	379,316
ING Groep NV, CVA CVA*	127,841	1,618,085
LyondellBasell Industries NV, Class A*	500	19,775
Ordina NV*	33,419	186,130
Reed Elsevier NV	77,816	1,001,350
Royal Dutch Shell PLC, Class A	71,775	2,606,803
TNT NV	60,590	1,554,214
Total Netherlands common stocks		10,081,667

Norway—0.88%
DnB NOR ASA	1,274	19,547
Petroleum Geo-Services ASA*	66,818	1,071,094
Subsea 7 SA	16,819	424,866
Telenor ASA	141,194	2,323,340
Total Norway common stocks		3,838,847

Portugal—0.32%
Portugal Telecom, SGPS, SA	121,647	1,404,010

Russia—0.28%
Gazprom OAO ADR	586	18,969
Mechel OAO ADR[1]	12,200	375,638
NovaTek OAO GDR	3,395	471,905
VTB Bank OJSC GDR	50,983	356,881
Total Russia common stocks		1,223,393

Singapore—0.26%
Avago Technologies Ltd.	700	21,770
Biosensors International Group Ltd.*	329,000	307,989
Golden Agri-Resources Ltd.	614,000	336,105
Jardine Cycle & Carriage Ltd.	1,000	29,036
Keppel Corp. Ltd.	39,000	380,563
SembCorp Marine Ltd.	3,000	13,899
Singapore Airlines Ltd.	2,000	21,706
UOL Group Ltd.	6,000	22,610
Total Singapore common stocks		1,133,678

South Africa—0.01%
Sasol Ltd. ADR	400	23,180

South Korea—0.10%
Hyundai Mobis	1,488	444,250

Spain—1.63%
Acciona SA	7,405	804,708
Banco Santander SA	185,367	2,152,056
Enagas SA	47,689	1,075,951
Ferrovial SA	1,483	18,600
Gas Natural SDG SA	1,115	20,945
Inditex SA	7,604	610,159
Mapfre SA	6,400	24,117
Repsol YPF SA	53,522	1,833,707
Telefonica SA	22,525	563,910
Total Spain common stocks		7,104,153

Sweden—1.34%
Assa Abloy AB, Class B	79,418	2,283,681
Getinge AB, Class B	781	19,278
Holmen AB, Class B1	250	8,643
Nordea Bank AB1	144,831	1,585,548

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Sweden—(concluded)
Skandinaviska Enskilda Banken AB, Class A1	43,538	$388,344
Svenska Cellulosa AB, Class B	1,086	17,481
Swedbank AB	1,070	18,308
Swedish Match AB	31,439	1,045,493
Volvo AB, Class B*1	27,788	488,675
Total Sweden common stocks		5,855,451

Switzerland—3.31%
ABB Ltd.*	58,957	1,415,995
ACE Ltd.	300	19,410
Aryzta AG	384	19,649
Cie Financiere Richemont SA, Class A	8,481	489,839
Credit Suisse Group AG	24,022	1,020,772
Ferrexpo PLC	2,814	19,501
GAM Holding AG*	24,131	458,450
Givaudan SA*	1,374	1,381,480
Nestle SA	29,565	1,694,717
Nobel Biocare Holding AG*	86,816	1,799,648
Novartis AG	52,000	2,820,512
Roche Holding AG	5,084	832,481
Roche Holding AG (Non-voting)	10,441	1,491,409
STMicroelectronics NV	38,996	483,017
Swatch Group AG	5,443	432,595
Syngenta AG	57	18,524
Transocean Ltd.*	264	20,752
Total Switzerland common stocks		14,418,751

Taiwan—0.12%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,700	544,446

Thailand—0.04%
Italian-Thai Development PCL*1	1,206,500	167,542

United Kingdom—10.26%
Aberdeen Asset Management PLC	362,848	1,227,026
Anglo American PLC	31,477	1,619,388
AstraZeneca PLC	434	19,933
BAE Systems PLC	236,060	1,230,356
Barclays PLC	523,912	2,332,696
BG Group PLC	94,222	2,344,351
BP PLC	197,661	1,439,579
Diageo PLC	114,736	2,181,105
Ensco International PLC ADR	13,800	798,192
Firstgroup PLC	108,996	570,540
GlaxoSmithKline PLC	43,329	826,802
Halma PLC	110,082	618,960
Hiscox Ltd.	40,996	248,134
Home Retail Group PLC	5,492	17,013
HSBC Holdings PLC	189,480	1,948,408
Imperial Tobacco Group PLC	48,201	1,490,034
Intercontinental Hotels Group PLC	1,034	21,199
Jardine Lloyd Thompson Group PLC	47,734	529,898
Kingfisher PLC	123,048	485,391
Legal & General Group PLC	11,983	22,145
Lloyds Banking Group PLC*	364,396	339,573
Marks & Spencer Group PLC	3,353	18,111
Pearson PLC	59,654	1,053,623
Petrofac Ltd.	704	16,816
Premier Oil PLC*	614	19,640
Prudential PLC	100,651	1,140,746
Reckitt Benckiser Group PLC	30,819	1,583,064
Reed Elsevier PLC	121,203	1,049,943
Rio Tinto PLC	7,122	500,306
Sage Group PLC	883,930	3,943,459
Scottish & Southern Energy PLC	796	16,102
Shire PLC	12,921	375,382
Smiths Group PLC	28,057	583,767

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United Kingdom—(concluded)
Sportingbet PLC	357,031	$282,079
Stagecoach Group PLC	329,499	1,138,566
Standard Chartered PLC	28,591	741,648
Tesco PLC	271,489	1,659,341
Tullow Oil PLC	61,316	1,424,298
Unilever PLC	73,824	2,250,141
Vodafone Group PLC	1,050,627	2,974,759
Weir Group PLC	639	17,744
William Hill PLC	180,246	522,495
Wolseley PLC*	33,391	1,124,347
Xstrata PLC	83,395	1,949,208
Total United Kingdom common stocks		44,696,308

United States—34.96%
Acorda Therapeutics, Inc.*3	22,500	522,000
Adobe Systems, Inc.*3	41,100	1,362,876
Aetna, Inc.	500	18,715
Aflac, Inc.[3]	15,900	839,202
Agilent Technologies, Inc.*3	33,100	1,482,218
Alexion Pharmaceuticals, Inc.*3	18,800	1,855,184
Allergan, Inc.[3]	51,900	3,685,938
Allscripts Healthcare Solutions, Inc.*	900	18,891
Amazon.com, Inc.*3	18,900	3,404,457
American Electric Power Co., Inc.[3]	52,800	1,855,392
American International Group, Inc.*1	500	17,570
Ameriprise Financial, Inc.	300	18,324
Amgen, Inc.*	400	21,380
Amylin Pharmaceuticals, Inc.*3	37,000	420,690
Anadarko Petroleum Corp.	13,700	1,122,304
Analog Devices, Inc.	1,100	43,318
AO Smith Corp.	400	17,736
Apache Corp.	200	26,184
Apollo Group, Inc., Class A*3	5,000	208,550
Apple, Inc.*3	19,640	6,843,558
Applied Materials, Inc.	1,200	18,744
Arch Coal, Inc.[3]	20,300	731,612
Archer-Daniels-Midland Co. NPV	2,000	72,020
Ashland, Inc.	300	17,328
Atlas Air Worldwide Holdings, Inc.*	300	20,916
Autodesk, Inc.*3	31,500	1,389,465
AutoZone, Inc.*	100	27,356
Avon Products, Inc.	72,500	1,960,400
Baker Hughes, Inc.[3]	12,600	925,218
Ball Corp.	400	14,340
Bank of America Corp.	1,300	17,329
Bank of Hawaii Corp.	500	23,910
Bank of New York Mellon Corp.[3]	13,600	406,232
Baxter International, Inc.[3]	9,100	489,307
Becton Dickinson & Co.[3]	5,300	421,986
Biogen Idec, Inc.*	300	22,017
Bio-Rad Laboratories, Inc., Class A*3	2,500	300,350
Boeing Co.[3]	3,800	280,934
Boise, Inc.	4,500	41,220
Boston Scientific Corp.*	33,100	237,989
Brinker International, Inc.	900	22,770
Broadcom Corp., Class A3	43,500	1,713,030
C.H. Robinson Worldwide, Inc.	18,800	1,393,644
Capital One Financial Corp.	400	20,784
CARBO Ceramics, Inc.	200	28,224
Carnival Corp.[3]	17,600	675,136
CB Richard Ellis Group, Inc., Class A*	700	18,690
CBL & Associates Properties, Inc.	2,300	40,066
CBOE Holdings, Inc.[1]	1,300	37,661

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
CBS Corp., Class B	1,600	$40,064
Celanese Corp., Series A3	34,000	1,508,580
CF Industries Holdings, Inc.	100	13,679
Chesapeake Energy Corp.	500	16,760
Chevron Corp.	200	21,486
Chico’s FAS, Inc.	1,900	28,310
Choice Hotels International, Inc.	700	27,195
Cimarex Energy Co.	6,600	760,584
Cisco Systems, Inc.[3]	46,200	792,330
Citigroup, Inc.*3	31,200	137,904
Citrix Systems, Inc.*	300	22,038
Cliffs Natural Resources, Inc.	400	39,312
CME Group, Inc.	5,700	1,718,835
Coach, Inc.[3]	13,800	718,152
Coinstar, Inc.*3	16,300	748,496
Colgate-Palmolive Co.	6,200	500,712
Comcast Corp., Class A3	19,300	477,096
Complete Production Services, Inc.*	700	22,267
Computer Sciences Corp.	400	19,492
Concho Resources, Inc.*	12,800	1,373,440
ConocoPhillips	300	23,958
CONSOL Energy, Inc.	19,900	1,067,237
Cooper Industries PLC	300	19,470
Corning, Inc.	900	18,567
Crane Co.	600	29,058
Crown Castle International Corp.*	50,500	2,148,775
CSX Corp.	300	23,580
Cubist Pharmaceuticals, Inc.*	900	22,716
CVS Caremark Corp.	38,300	1,314,456
Danaher Corp.[3]	46,000	2,387,400
Deere & Co.	200	19,378
Delta Air Lines, Inc.*	1,800	17,640
Dick’s Sporting Goods, Inc.*	500	19,990
Digital Realty Trust, Inc.[1]	400	23,256
Dillard’s, Inc., Class A1	300	12,036
Discover Financial Services	800	19,296
Discovery Communications, Inc., Class A*	27,400	1,093,260
Dolby Laboratories, Inc., Class A*	13,500	664,335
Dover Corp.[3]	27,800	1,827,572
Dresser-Rand Group, Inc.*	400	21,448
DST Systems, Inc.	400	21,128
DTE Energy Co.	400	19,584
Eastman Chemical Co.	200	19,864
Edison International[3]	42,500	1,555,075
Edwards Lifesciences Corp.*	200	17,400
El Paso Corp.	1,100	19,800
EMC Corp.*	100,200	2,660,310
Endo Pharmaceuticals Holdings, Inc.*	500	19,080
Endurance Specialty Holdings Ltd.	400	19,528
Energen Corp.	400	25,248
Entergy Corp.	300	20,163
EOG Resources, Inc.[3]	7,800	924,378
Estee Lauder Cos., Inc., Class A	400	38,544
Exelon Corp.[3]	16,600	684,584
Express Scripts, Inc.*	19,300	1,073,273
Exxon Mobil Corp.	100	8,413
F5 Networks, Inc.*	175	17,950
FedEx Corp.	28,100	2,628,755
Fidelity National Information Services, Inc.[3]	39,400	1,287,986
FirstEnergy Corp.[3]	43,766	1,623,281
Flextronics International Ltd.*	2,400	17,928
FMC Technologies, Inc.*	10,300	973,144
Fortinet, Inc.*	500	22,000
Fortune Brands, Inc.[3]	25,500	1,578,195
Franklin Resources, Inc.	200	25,016
Freeport-McMoRan Copper & Gold, Inc.	20,700	1,149,885

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Frontier Oil Corp.	700	$20,524
GameStop Corp., Class A*1,3	59,400	1,337,688
Gannett Co., Inc.	1,100	16,753
Gap, Inc.	900	20,394
General Dynamics Corp.[3]	28,100	2,151,336
General Electric Co.	900	18,045
General Motors Co.*3	20,200	626,806
Genzyme Corp.*	400	30,460
Goldman Sachs Group, Inc.	5,600	887,432
Google, Inc., Class A*3	5,800	3,400,018
Hartford Financial Services Group, Inc.	900	24,237
Helix Energy Solutions Group, Inc.*	600	10,320
Helmerich & Payne, Inc.	300	20,607
Hertz Global Holdings, Inc.*3	31,700	495,471
Hess Corp.[3]	5,300	451,613
Hewlett-Packard Co.[3]	20,100	823,497
Holly Corp.	300	18,228
Hologic, Inc.*	900	19,980
Home Depot, Inc.[3]	22,500	833,850
Hormel Foods Corp.	800	22,272
Hubbell, Inc., Class B	300	21,309
Hudson City Bancorp, Inc.	1,900	18,392
Humana, Inc.*	300	20,982
Huntington Bancshares, Inc.	2,700	17,928
Huntsman Corp.	1,000	17,380
Illinois Tool Works, Inc.	51,900	2,788,068
International Business Machines Corp.	430	70,120
International Game Technology	60,600	983,538
Interpublic Group of Cos., Inc.[3]	64,500	810,765
Intersil Corp., Class A3	122,300	1,522,635
Intuitive Surgical, Inc.*	50	16,673
JB Hunt Transport Services, Inc.[3]	14,800	672,216
Johnson & Johnson[3]	10,100	598,425
Johnson Controls, Inc.	25,200	1,047,564
Joy Global, Inc.	200	19,762
JPMorgan Chase & Co.[3]	5,900	271,990
Juniper Networks, Inc.*	20,300	854,224
KBR, Inc.	1,000	37,770
Kellogg Co.	32,400	1,748,952
Kennametal, Inc.	300	11,700
Kinetic Concepts, Inc.*	400	21,768
Kraft Foods, Inc., Class A	23,500	736,960
Kroger Co.[3]	64,400	1,543,668
Las Vegas Sands Corp.*	36,700	1,549,474
Legg Mason, Inc.	600	21,654
Liberty Global, Inc., Series C*	500	19,995
Lockheed Martin Corp.	200	16,080
Lowe’s Cos., Inc.[3]	34,800	919,764
Macy’s, Inc.	1,100	26,686
Manitowoc Co., Inc.	400	8,752
Marathon Oil Corp.	400	21,324
Marvell Technology Group Ltd.*3	48,900	760,395
MasterCard, Inc., Class A3	3,200	805,504
McDonald’s Corp.	30,700	2,335,963
McKesson Corp.[3]	8,900	703,545
MDU Resources Group, Inc.[3]	52,400	1,203,628
Mead Johnson Nutrition Co.[3]	5,100	295,443
Medtronic, Inc.	11,900	468,265
Merck & Co., Inc.[3]	18,600	613,986
Micron Technology, Inc.*	2,100	24,066
Microsoft Corp.[3]	43,100	1,093,016
Molson Coors Brewing Co., Class B3	13,000	609,570
Monsanto Co.	200	14,452
Moody’s Corp.	600	20,346

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Mosaic Co.	300	$23,625
Motorola Solutions, Inc.*	400	17,876
Murphy Oil Corp.	300	22,026
National Oilwell Varco, Inc.	400	31,708
National Semiconductor Corp.[3]	82,000	1,175,880
Navistar International Corp.*	300	20,799
NetFlix, Inc.*1	100	23,733
Newmont Mining Corp.	300	16,374
NextEra Energy, Inc.[3]	15,800	870,896
NIKE, Inc., Class B	15,800	1,196,060
Noble Corp.[3]	17,700	807,474
Norfolk Southern Corp.[3]	16,600	1,149,882
NRG Energy, Inc.*	900	19,386
Nvidia Corp.*	2,200	40,612
Oceaneering International, Inc.*	200	17,890
Omnicom Group, Inc.[3]	11,100	544,566
Oneok, Inc.	500	33,440
Oracle Corp.	59,500	1,985,515
PACCAR, Inc.	18,700	978,945
Pall Corp.[3]	13,000	748,930
Parker Hannifin Corp.	9,800	927,864
Peabody Energy Corp.[3]	6,100	438,956
PepsiCo, Inc.	19,900	1,281,759
Pfizer, Inc.	1,100	22,341
Pharmasset, Inc.*3	12,200	960,262
Philip Morris International, Inc.[3]	7,400	485,662
PNC Financial Services Group, Inc.	600	37,794
Polaris Industries, Inc.	200	17,404
Praxair, Inc.	6,800	690,880
Precision Castparts Corp.	9,700	1,427,646
Priceline.com, Inc.*3	3,950	2,000,438
Procter & Gamble Co.	9,700	597,520
Protective Life Corp.	700	18,585
Prudential Financial, Inc.	300	18,474
Public Storage	200	22,182
QUALCOMM, Inc.[3]	54,100	2,966,303
Rayonier, Inc.	500	31,155
Red Hat, Inc.*	15,500	703,545
Reliance Steel & Aluminum Co.	400	23,112
Riverbed Technology, Inc.*	30,800	1,159,620
Robert Half International, Inc.	200	6,120
Rockwell Automation, Inc.	200	18,930
Rockwell Collins, Inc.	300	19,449
Roper Industries, Inc.	10,900	942,414
Ryder System, Inc.[3]	26,200	1,325,720
Salesforce.com, Inc.*	4,400	587,752
SanDisk Corp.*	400	18,436
SandRidge Energy, Inc.*	2,800	35,840
Schlumberger Ltd.	7,700	718,102
Sempra Energy[3]	13,700	732,950
Sherwin-Williams Co.	15,300	1,285,047
Signature Bank*	400	22,560
Silgan Holdings, Inc.	500	19,070
Sirona Dental Systems, Inc.*	400	20,064
SL Green Realty Corp.	300	22,560
Smithfield Foods, Inc.*	1,000	24,060
Sotheby’s	400	21,040
Southwest Airlines Co.[3]	108,700	1,372,881
Starbucks Corp.	500	18,475
Starwood Hotels & Resorts Worldwide, Inc.	300	17,436
Stone Energy Corp.*	1,300	43,381
Sunoco, Inc.[3]	14,400	656,496
SXC Health Solutions Corp.*	500	27,400
Symantec Corp.*3	29,300	543,222
Target Corp.	100	5,001

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares		Value
United States—(concluded)
Tech Data Corp.*	400		$20,344
Teleflex, Inc.	300		17,394
Tellabs, Inc.	3,300		17,292
Temple-Inland, Inc.	300		7,020
Teradata Corp.*	31,200		1,581,840
Teradyne, Inc.*	1,100		19,591
Texas Instruments, Inc.[3]	22,300		770,688
TIBCO Software, Inc.*	900		24,525
Tiffany & Co.	300		18,432
TJX Cos., Inc.	500		24,865
Travelers Cos., Inc.	200		11,896
TRW Automotive Holdings Corp.*	200		11,016
Tupperware Brands Corp.	300		17,913
Tyson Foods, Inc., Class A	1,300		24,947
Ultra Petroleum Corp.*	60,700		2,989,475
Union Pacific Corp.	8,100		796,473
United Continental Holdings, Inc.*	600		13,794
United States Steel Corp.[1]	300		16,182
United Technologies Corp.[3]	17,600		1,489,840
UnitedHealth Group, Inc.[3]	19,100		863,320
US Bancorp[3]	8,000		211,440
Varian Medical Systems, Inc.*	300		20,292
VCA Antech, Inc.*	500		12,590
Veeco Instruments, Inc.*1	400		20,336
Verizon Communications, Inc.	500		19,270
VF Corp.	200		19,706
Viacom, Inc., Class B3	21,400		995,528
Walgreen Co.	500		20,070
Watson Pharmaceuticals, Inc.*	21,100		1,181,811
Wells Fargo & Co.[3]	27,700		878,090
Western Refining, Inc.*	1,200		20,340
Whirlpool Corp.	200		17,072
Whiting Petroleum Corp.*	400		29,380
Williams-Sonoma, Inc.	800		32,400
Wynn Resorts Ltd.	300		38,175
Zimmer Holdings, Inc.*	300		18,159
Zions Bancorporation	900		20,754
Total United States common stocks			152,331,850
Total common stocks (cost $249,627,035)			301,299,832

Preferred stocks—0.89%
Germany—0.85%
Henkel AG & Co KGaA, Preference shares[1]	40,817		2,528,442
Volkswagen AG, Preference shares	7,145		1,158,909
Total Germany preferred stocks			3,687,351

Italy—0.00%[2]
Telecom Italia SpA, Preference shares	18,407		24,756

United States––0.04%
GMAC Capital Trust I*4	6,000		153,000
Total preferred stocks (cost $2,740,272)			3,865,107

	Face amount
Bonds—10.88%
Corporate bonds—5.52%
Australia—0.12%
Leighton Finance Ltd.,
9.500%, due 07/28/14	AUD	250,000	267,602
Wesfarmers Ltd.,
8.250%, due 09/11/14	250,000		272,069
Total Australia corporate bonds			539,671

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Bermuda—0.04%
Validus Holdings Ltd.,
8.875%, due 01/26/40	$150,000		$157,522

Brazil—0.05%
Petrobras International Finance Co.,
5.375%, due 01/27/21	200,000		200,604

Canada—0.23%
ING Bank of Canada,
4.300%, due 12/05/16	CAD	200,000	194,946
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16	$587,500		616,141
Rogers Communications, Inc.,
5.340%, due 03/22/21	CAD	200,000	205,578
Total Canada corporate bonds			1,016,665

France—0.06%
Credit Agricole SA,
6.637%, due 05/31/17[4,5,6]	$300,000		268,500

Germany—0.13%
HeidelbergCement AG,
8.000%, due 01/31/17	EUR	350,000	550,582

Greece—0.06%
OTE PLC,
3.750%, due 11/11/11	EUR	200,000	280,275

Ireland—0.26%
Allied Irish Banks PLC,
1.072%, due 04/11/12[4]	500,000		566,880
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17	150,000		217,363
Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[5]	$200,000		190,005
4.000%, due 01/28/15	EUR	150,000	161,348
Total Ireland corporate bonds			1,135,596

Luxembourg—0.19%
ArcelorMittal,
5.500%, due 03/01/21	$300,000		295,622
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	300,000	511,339
Total Luxembourg corporate bonds			806,961

Portugal—0.12%
EDP Finance BV,
4.900%, due 10/01/19[5]	$600,000		523,720

Spain—0.11%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[5]	500,000		483,525

United Kingdom—0.35%
Barclays Bank PLC,
5.140%, due 10/14/20	275,000		260,237
FCE Bank PLC,
7.125%, due 01/15/13	EUR	250,000	372,015
Lloyds TSB Bank PLC,
5.800%, due 01/13/20[5]	$600,000		600,592
Virgin Media Finance PLC,
9.125%, due 08/15/16	275,000		291,500
Total United Kingdom corporate bonds			1,524,344

United States—3.80%
Ally Financial, Inc.,
3.441%, due 12/01/12[7]	200,000		187,250
6.625%, due 05/15/12	150,000		154,585
American General Finance Corp.,
5.625%, due 08/17/11	300,000		300,375
Anadarko Petroleum Corp.,
8.700%, due 03/15/19	300,000		367,461

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
United States—(continued)
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14		$650,000	$700,375
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16		600,000	667,500
Bunge Ltd. Finance Corp.,
4.100%, due 03/15/16		75,000	75,187
Cemex Finance LLC,
9.500%, due 12/14/16[1,5]		150,000	161,625
Chesapeake Energy Corp.,
6.500%, due 08/15/17		250,000	270,313
Citigroup, Inc.,
4.750%, due 05/31/17[4]	EUR	900,000	1,214,915
Discover Financial Services,
10.250%, due 07/15/19		$300,000	385,940
DISH DBS Corp.,
6.625%, due 10/01/14		250,000	264,687
El Paso Corp.,
7.800%, due 08/01/31		500,000	554,680
FireKeepers Development Authority,
13.875%, due 05/01/15[5]		300,000	355,500
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15		650,000	818,123
Frontier Communications Corp.,
8.250%, due 05/01/14		250,000	277,500
GenOn Americas Generation LLC,
8.500%, due 10/01/21		300,000	312,000
Goldman Sachs Group, Inc.,
4.100%, due 11/03/15	CAD	200,000	204,097
Hertz Corp.,
8.875%, due 01/01/14		$183,000	187,575
International Lease Finance Corp.,
5.000%, due 09/15/12[1]		500,000	507,750
8.875%, due 09/15/15[5]		675,000	742,500
JP Morgan Chase Capital XXVII,
7.000%, due 11/01/39		400,000	412,150
Merrill Lynch & Co., Inc.,
6.400%, due 08/28/17		700,000	763,055
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16[1]		250,000	268,125
Morgan Stanley,
7.300%, due 05/13/19		600,000	674,855
Pacific Life Insurance Co.,
9.250%, due 06/15/39[5]		500,000	657,221
Petrohawk Energy Corp.,
10.500%, due 08/01/14		550,000	631,813
Plains Exploration & Production Co.,
7.750%, due 06/15/15		450,000	469,687
Reynolds American, Inc.,
6.750%, due 06/15/17		300,000	343,066
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	542,500
SLM Corp.,
1.343%, due 11/15/11[4]	EUR	250,000	346,055
SunTrust Bank,
7.250%, due 03/15/18		$300,000	340,989
Univision Communications, Inc.,
12.000%, due 07/01/14[5]		600,000	648,000
Wachovia Capital Trust III,
5.570%, due 03/15/11[4,6]		600,000	550,500
Williams Cos., Inc.,
8.750%, due 03/15/32		241,000	311,903
Xerox Corp.,
6.750%, due 02/01/17		250,000	287,040
Yankee Acquisition Corp.,
8.500%, due 02/15/15		300,000	311,250

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description		Face amount	Value
United States—(concluded)
Yonkers Racing Corp.,
11.375%, due 07/15/16[5]		$270,000	$300,375
Total United States corporate bonds			16,568,522
Total corporate bonds (cost $22,939,024)			24,056,487

Asset-backed securities—0.70%
Cayman Islands—0.19%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.652%, due 05/10/21[4,5,8,9]		1,000,000	824,300

United Kingdom—0.06%
Chester Asset Receivables Dealings,
Series 2004-1, Class C,
1.703%, due 04/15/16[4]	GBP	170,000	258,364

United States—0.45%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.450%, due 08/25/35[4]		$78,101	75,312
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3,
0.300%, due 11/25/36[4]		30,265	30,033
Series 2005-FF10, Class A4,
0.570%, due 11/25/35[4]		222,570	190,697
Home Equity Asset Trust,
Series 2006-3, Class 2A3,
0.430%, due 07/25/36[4]		290,559	280,451
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
0.350%, due 03/25/37[4]		2,516,375	216,041
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.420%, due 08/25/36[4,8]		947,646	307,296
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
0.340%, due 01/25/37[4]		10,248	10,214
Renaissance Home Equity Loan Trust,
Series 2005-3, Class AF3,
4.814%, due 11/25/35[10]		47,976	46,403
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
0.440%, due 03/25/36[4]		301,386	290,882
Series 2005-KS11, Class AI3,
0.450%, due 12/25/35[4]		28,666	28,183
SACO I Trust,
Series 2006-3, Class A1,
0.610%, due 04/25/36[4]		1,404,627	509,658
Soundview Home Equity Loan Trust,
Series 2006-OPT3, Class 2A2,
0.360%, due 06/25/36[4]		1,308	1,307
Total United States asset-backed securities			1,986,477
Total asset-backed securities (cost $5,645,466)			3,069,141

Collateralized debt obligations—1.56%
Cayman Islands—0.28%
FM Leveraged Capital Fund II,
due 11/20/20[4,5,8,9,11]		5,300,000	378,950
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19[5,8,9,11]		1,200,000	828,000

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Cayman Islands—(concluded)
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[5,8,9]	$8,000,000		$0
Total Cayman Islands collateralized debt obligations			1,206,950

Ireland—0.15%
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22[4,8,11]	1,000,000		637,740

Luxembourg—0.08%
Ashwell Rated SA,
6.625%, due 12/22/77[4,5,8,9,12]	GBP	1,950,000	31
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22[4,5,8,9,11]	EUR	2,400,000	340,128
Total Luxembourg collateralized debt obligations			340,159

Netherlands—0.79%
Ares Euro CLO BV,
Series 2007-1A, Class G1,
13.138%, due 05/15/24[4,5,8,9]	1,400,000		753,951
Prospero CLO I BV,
Series I-A, Class A2,
0.834%, due 03/20/17[4,5,8,9]	$1,000,000		890,000
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23[4,5,8,9]	EUR	2,000,000	1,814,016
Total Netherlands collateralized debt obligations			3,457,967

United States—0.26%
Cent CDO Ltd.,
Series 2006-12A, Class INC,
due 11/18/20[8,11]	$2,000,000		1,160,000
Total collateralized debt obligations (cost $29,852,963)			6,802,816

Commercial mortgage-backed securities—1.40%
United States—1.40%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.699%, due 04/10/49[4]	450,000		441,933
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.698%, due 12/10/49[4]	650,000		656,729
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class AM,
5.347%, due 12/10/46	300,000		294,508
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	400,000		416,736
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,200,000		1,193,579
Series 2006-GG7, Class A4,
5.890%, due 07/10/38[4]	900,000		984,596
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.808%, due 08/10/45[4]	375,000		398,151

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount	Value
United States—(concluded)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	$300,000	$302,180
Series 2007-LD12, Class A4,
5.882%, due 02/15/51[4]	825,000	883,255
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.808%, due 08/12/45[4,5]	500,000	512,117
Total commercial mortgage-backed securities (cost $4,880,573)		6,083,784

Mortgage & agency debt securities—0.79%
United States—0.79%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.440%, due 11/25/35[4]	2,548,059	559,503
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.571%, due 05/25/36[4]	566,579	52,659
Series 2006-7, Class B1,
5.848%, due 08/25/36[4]	18,456	797
Federal Home Loan Bank of Chicago,
5.625%, due 06/13/16	1,300,000	1,425,320
Federal National Mortgage Association,
due 10/09/19[7,13]	1,700,000	1,154,937
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.035%, due 06/25/36[4]	954,956	15,334
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.494%, due 06/19/35[4]	248,883	168,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class B11,
3.106%, due 04/25/35[4]	1,677,040	52,743
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3B1,
3.462%, due 12/25/36[4]	1,048,714	11,892
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.892%, due 09/25/36[4]	160,704	1,607
Series 2006-18, Class B1,
6.000%, due 12/26/36	937,470	9
Total mortgage & agency debt securities (cost $5,458,192)		3,443,149

Municipal bonds—0.52%
State of California, GO,
7.300%, due 10/01/39	1,425,000	1,512,324
State of Illinois, GO,
Series 2010,
4.421%, due 01/01/15	165,000	164,713
5.365%, due 03/01/17	600,000	597,030
Total municipal bonds (cost $2,202,649)		2,274,067

US government obligation—0.34%
US Treasury Bonds, PO,
3.963%, due 08/15/29[6] (cost $1,708,809)	3,500,000	1,484,045

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Non-US government obligation—0.05%
Greece—0.05%
Hellenic Republic Government Bond,
4.300%, due 03/20/12 (cost $210,288)	EUR	160,000	$206,798
Total bonds (cost $72,897,964)			47,420,287

	Shares
Investment companies—15.86%
UBS Opportunistic Emerging Markets Debt Relationship Fund*14	619,434		10,488,505
UBS U.S. Equity Alpha Relationship Fund*14	4,951,857		58,603,245
Total investment companies (cost $48,539,165)			69,091,750

Short-term investment—13.19%
Investment company—13.19%
UBS Cash Management Prime Relationship Fund[14] (cost $57,478,962)	57,478,962		57,478,962

	Number of contracts
Options purchased—0.46%
Call options—0.02%
10 Year US Treasury Notes, strike @ USD 121.00, expires April 2011*	60		10,312
2 Year US Treasury Notes, strike @ USD 108.75, expires May 2011*	31		28,094
5 Year US Treasury Notes, strike @ USD 118.00, expires May 2011*	86		29,562
90 Day Euro-Dollar Future mid-curve, strike @ USD 99.00, expires April 2011*	238		10,413
Put options—0.31%
2 Year US Treasury Notes, strike @ USD 108.75, expires April 2011*	230		28,750
2 Year US Treasury Notes, strike @ USD 108.75, expires May 2011*	31		8,719
90 Day Euro-Dollar Futures, strike @ USD 95.00, expires June 2011*	144		900
90 Day Euro-Dollar Futures, strike @ USD 96.00, expires September 2011*	528		3,300
90 Day Euro-Dollar Time Deposit, strike @ USD 98.50, expires September 2011*	254		7,937
90 Day Euro-Dollar Time Deposit, strike @ USD 98.25, expires December 2011*	127		7,144
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012*	100		141,875
90 Day Euro-Dollar Future mid-curve, strike @ USD 98.25, expires April 2011*	200		1,250

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Number of contracts	Value
Options purchased—0.46%
90 Day Euro-Dollar Future mid-curve, strike @ USD 98.75, expires April 2011*	200	$37,500
90 Day Euro-Dollar Future mid-curve, strike @ USD 98.50, expires September 2011*	254	225,425
90 Day Euro-Dollar Future mid-curve, strike @ USD 98.25, expires December 2011*	127	162,719
S&P 500 Index, strike @ USD 1,250.00, expires May 2011*	544	652,800

Face amount covered by contracts
Foreign Exchange Option, Buy AUD/USD, strike @ AUD 0.93, expires April 2011*	$9,950,000	0
Foreign Exchange Option, Buy AUD/USD, strike @ AUD 0.93, expires May 2011*	9,665,000	1,288
Foreign Exchange Option, Buy AUD/USD, strike @ AUD 0.96, expires June 2011*	8,994,000	44,431

Notional Amount
Options purchased on interest rate swaps—0.13%
Expiring 04/15/11. If option exercised the Fund pays monthly floating 28day MEXIBOR and receives monthly 4.860% terminating 04/15/13. European style. Counterparty: Deutsche Bank AG*	MXN	1,472,000,000	0
Expiring 04/18/11. If option exercised the Fund pays monthly floating 28day MEXIBOR and receives monthly 4.870% terminating 04/16/13. European style. Counterparty: Deutsche Bank AG*	1,472,000,000	0
Expiring 04/27/11. If option exercised the Fund pays semi-annually 4.035% and receives semi-annually floating 6 month LIBOR terminating 04/27/18. European style. Counterparty: Deutsche Bank AG*	GBP	6,500,000	546
Expiring 04/29/11. If option exercised the Fund pays monthly floating 28day MEXIBOR and receives monthly 4.920% terminating 04/29/13. European style. Counterparty: Citi Bank NA*	MXN	1,570,400,000	1
Expiring 05/05/11. If option exercised the Fund pays monthly floating 28day MEXIBOR and receives monthly 5.160% terminating 05/03/13. European style. Counterparty: Deutsche Bank AG*	1,470,500,000	0
Expiring 06/08/11. If option exercised the Fund pays semi-annually 1.990% and receives quarterly floating 3 month LIBOR terminating 06/10/13. European style. Counterparty: Deutsche Bank AG*	$32,500,000	6,935
Expiring 09/23/11. If option exercised the Fund pays semi-annually 3.716% and receives Quarterly floating 3 months LIBOR terminating 09/27/21. European style. Counterparty: Merrill Lynch International*	10,625,000	291,965

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Notional Amount	Value
Options purchased—(concluded)
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives Quarterly floating 3 months LIBOR terminating 11/04/25. European style. Counterparty: Deutsche Bank AG	$7,050,000	$282,076
Total options purchased (cost $5,767,122)		1,983,942

	Shares
Investment of cash collateral from securities loaned—2.26%
UBS Private Money Market Fund LLC, [14] (cost $9,846,812)	9,846,812	9,846,812
Total investments before investments sold short — 112.68% (cost $446,897,332)		490,986,692

Investments sold short—(22.62)%
Common stocks—(22.62)%
Australia—(0.05)%
AMP Ltd.	(3,468)	(19,478)
Asciano Ltd.	(11,332)	(20,395)
Commonwealth Bank of Australia	(364)	(19,729)
Crown Ltd.	(2,293)	(19,330)
Insurance Australia Group Ltd.	(5,400)	(20,052)
InterOil Corp.	(300)	(22,392)
Nufarm Ltd.	(3,583)	(19,160)
Orica Ltd.	(735)	(20,048)
Origin Energy Ltd.	(1,185)	(19,881)
Paladin Energy Ltd.	(4,990)	(18,633)
Woolworths Ltd.	(710)	(19,740)
Total Australia common stocks		(218,838)

Belgium—(0.01)%
Colruyt SA	(764)	(40,235)

Bermuda—(0.03)%
Central European Media Enterprises Ltd., Class A	(1,800)	(37,980)
Everest Re Group Ltd.	(200)	(17,636)
Frontline Ltd.	(746)	(18,562)
Genpact Ltd.	(2,500)	(36,200)
Li & Fung Ltd.	(4,000)	(20,492)
Total Bermuda common stocks		(130,870)

Brazil—(0.01)%
Cia Siderurgica Nacional SA ADR	(1,200)	(19,992)
Petroleo Brasileiro SA ADR	(900)	(36,387)
Total Brazil common stocks		(56,379)

Canada—(0.16)%
Agnico-Eagle Mines Ltd.	(300)	(19,943)
Bombardier, Inc., Class B	(5,200)	(38,242)
Brookfield Asset Management, Inc., Class A	(600)	(19,501)
Canadian Imperial Bank of Commerce	(200)	(17,246)
Cenovus Energy, Inc.	(500)	(19,753)
Crescent Point Energy Corp.	(500)	(24,265)
Enbridge, Inc.	(400)	(24,516)
Fairfax Financial Holdings Ltd.	(100)	(37,803)
Fortis, Inc.	(600)	(20,497)
George Weston Ltd.	(500)	(34,069)
Gildan Activewear, Inc.	(600)	(19,693)
Husky Energy, Inc.	(600)	(18,232)
IAMGOLD Corp.	(900)	(19,838)
Imperial Oil Ltd.	(400)	(20,439)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Canada—(concluded)
Inmet Mining Corp.	(300)	$(21,088)
Intact Financial Corp.	(400)	(20,732)
Methanex Corp.	(700)	(21,762)
National Bank of Canada NPV	(300)	(24,381)
Niko Resources Ltd.	(200)	(19,185)
Onex Corp.	(500)	(17,530)
Osisko Mining Corp.	(1,400)	(20,159)
Power Financial Corp.	(600)	(19,427)
Progress Energy Resources Corp.	(1,900)	(27,358)
Ritchie Bros Auctioneers, Inc.	(700)	(19,747)
Shaw Communications, Inc., Class B	(900)	(18,975)
Sherritt International Corp.	(1,300)	(10,674)
Silver Wheaton Corp.	(500)	(21,723)
SNC-Lavalin Group, Inc.	(400)	(22,791)
Thompson Creek Metals Co., Inc.	(2,300)	(28,842)
TransAlta Corp.	(800)	(16,866)
TransCanada Corp.	(500)	(20,273)
Total Canada common stocks		(685,550)

Chile—(0.00)%[2]
Banco Santander Chile ADR	(200)	(17,350)

China—(0.19)%
Agile Property Holdings Ltd.	(16,000)	(25,218)
AIA Group Ltd.	(13,800)	(42,490)
Alibaba.com Ltd.	(10,500)	(18,007)
Angang Steel Co., Ltd., H Shares	(14,000)	(19,222)
Beijing Capital International Airport Co., Ltd., H Shares	(28,000)	(14,759)
Brilliance China Automotive Holdings Ltd.	(26,000)	(26,072)
China Citic Bank Corp. Ltd., H Shares	(13,000)	(9,459)
China Everbright Ltd.	(8,000)	(17,936)
China Foods Ltd.	(16,000)	(9,750)
China High Speed Transmission Equipment Group Co., Ltd.	(12,000)	(19,222)
China Molybdenum Co., Ltd., H Shares	(20,000)	(17,433)
China Pacific Insurance Group Co., Ltd., H Shares	(9,600)	(40,357)
China Resources Land Ltd.	(10,000)	(18,718)
China Unicom Hong Kong Ltd.	(22,000)	(36,542)
Ctrip.com International Ltd. ADR	(400)	(16,596)
Datang International Power Generation Co., Ltd., H Shares	(54,000)	(19,993)
Foxconn International Holdings Ltd.	(27,000)	(16,210)
Giant Interactive Group, Inc. ADR	(5,700)	(42,465)
Hengan International Group Co., Ltd.	(6,500)	(48,216)
Hong Kong Exchanges & Clearing Ltd.	(900)	(19,554)
Li Ning Co., Ltd.	(17,000)	(28,630)
Maanshan Iron & Steel, H Shares	(34,000)	(18,402)
New Oriental Education & Technology Group ADR	(300)	(30,021)
Parkson Retail Group Ltd.	(21,500)	(29,575)
PCCW Ltd.	(44,000)	(18,327)
Shangri-La Asia Ltd.	(4,000)	(10,336)
Shun Tak Holdings Ltd.	(30,000)	(16,507)
Sino Land Co., Ltd.	(6,000)	(10,660)
Sinofert Holdings Ltd.	(42,000)	(18,088)
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares	(44,000)	(17,988)
Sinopharm Group Co., H Shares	(5,000)	(17,741)
Stella International Holdings Ltd.	(6,000)	(13,375)
Tsingtao Brewery Co., Ltd., H Shares	(8,000)	(38,156)
United Laboratories International Holdings Ltd.	(24,000)	(43,196)
Want Want China Holdings Ltd.	(23,000)	(18,066)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
China—(concluded)
Wumart Stores, Inc., H Shares	(10,000)	$(21,804)
Total China common stocks		(829,091)

Denmark—(0.03)%
Danisco A/S	(293)	(36,978)
FLSmidth & Co. A/S	(486)	(41,402)
H Lundbeck A/S	(1,091)	(25,299)
Vestas Wind Systems A/S	(376)	(16,309)
Total Denmark common stocks		(119,988)

Finland—(0.02)%
Kone OYJ, Class B	(355)	(20,426)
Metso Oyj	(441)	(23,712)
Outokumpu Oyj	(1,083)	(18,755)
Rautaruukki Oyj NPV	(778)	(18,656)
Sampo Oyj, Class A	(536)	(17,099)
Total Finland common stocks		(98,648)

France—(0.08)%
Alstom SA	(458)	(27,083)
BioMerieux	(180)	(18,880)
Carrefour SA	(412)	(18,241)
Cie Generale de Geophysique-Veritas	(783)	(28,235)
Cie Generale de Geophysique-Veritas ADR	(900)	(32,571)
Credit Agricole SA	(1,679)	(27,554)
Edenred	(554)	(16,719)
EDF SA	(453)	(18,759)
Eramet	(59)	(21,807)
Gecina SA	(152)	(20,964)
Groupe Eurotunnel SA	(1,966)	(20,916)
Iliad SA	(188)	(22,540)
Lafarge SA	(347)	(21,645)
Neopost SA	(212)	(18,571)
Technip SA	(186)	(19,836)
Thales SA	(488)	(19,465)
Total France common stocks		(353,786)

Germany—(0.05)%
BASF SE	(338)	(29,234)
Bayer AG	(245)	(18,972)
Beiersdorf AG	(404)	(24,657)
Commerzbank AG	(2,433)	(18,961)
Daimler AG	(278)	(19,640)
GEA Group AG	(640)	(21,079)
Hamburger Hafen und Logistik AG	(455)	(21,166)
Linde AG	(130)	(20,533)
Puma AG Rudolf Dassler Sport	(63)	(18,477)
SGL Carbon SE NPV	(331)	(16,203)
Total Germany common stocks		(208,922)

India—(0.00)%[2]
HDFC Bank Ltd. ADR	(100)	(16,994)

Ireland—(0.09)%
James Hardie Industries SE CDI	(2,960)	(18,676)
Ryanair Holdings PLC	(2,754)	(13,110)
Warner Chilcott PLC, Class A	(14,400)	(335,232)
Total Ireland common stocks		(367,018)

Italy—(0.03)%
Assicurazioni Generali SpA	(874)	(18,926)
Banca Monte dei Paschi di Siena SpA	(14,984)	(18,698)
Bulgari SpA	(543)	(9,412)
Fiat Industrial SpA	(1,356)	(19,467)
Mediolanum SpA	(1,547)	(8,318)
Saras SpA	(6,943)	(17,997)
Terna-Rete Elettrica Nazionale SpA	(4,043)	(19,355)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Italy—(concluded)
Unione di Banche Italiane SCPA	(1,811)	$(15,476)
Total Italy common stocks		(127,649)

Japan—(0.32)%
Advantest Corp.	(900)	(16,208)
All Nippon Airways Co., Ltd.	(15,000)	(44,722)
Benesse Holdings, Inc.	(400)	(16,374)
Bridgestone Corp.	(900)	(18,859)
Canon Marketing Japan, Inc.	(1,200)	(14,903)
Chugai Pharmaceutical Co., Ltd.	(2,100)	(36,153)
Chugoku Bank Ltd.	(2,000)	(22,698)
Chuo Mitsui Trust Holdings, Inc.	(2,980)	(10,569)
Dai-ichi Life Insurance Co., Ltd.	(6)	(9,053)
Daiichi Sankyo Co., Ltd.	(1,000)	(19,308)
Fast Retailing Co., Ltd.	(100)	(12,515)
Furukawa Electric Co., Ltd.	(4,000)	(16,158)
Hirose Electric Co., Ltd.	(200)	(21,544)
Inpex Corp.	(3)	(22,758)
Jafco Co., Ltd.	(700)	(18,009)
Japan Prime Realty Investment Corp.	(7)	(18,901)
Japan Real Estate Investment Corp.	(2)	(18,923)
Kawasaki Kisen Kaisha Ltd.	(3,000)	(11,072)
Keikyu Corp.	(2,000)	(14,402)
Keio Corp.	(3,000)	(17,925)
Keyence Corp.	(100)	(25,595)
Kintetsu Corp.	(6,000)	(19,259)
Kirin Holdings Co., Ltd.	(1,000)	(13,140)
Kurita Water Industries Ltd.	(700)	(20,694)
Lawson, Inc.	(400)	(19,283)
Matsui Securities Co., Ltd.	(2,900)	(15,759)
MISUMI Group, Inc.	(1,600)	(39,721)
Mitsubishi Estate Co., Ltd.	(1,000)	(16,915)
Mitsubishi Motors Corp.	(28,000)	(34,335)
Mitsui OSK Lines Ltd.	(5,000)	(28,793)
Mitsui Sumitomo Insurance Group Holdings, Inc.	(1,600)	(36,432)
Mizuho Trust & Banking Co., Ltd.	(31,000)	(27,951)
Mori Seiki Co., Ltd.	(1,500)	(17,907)
Namco Bandai Holdings, Inc.	(2,100)	(22,899)
NEC Corp.	(6,000)	(13,056)
Nintendo Co., Ltd.	(100)	(27,014)
Nippon Sheet Glass Co., Ltd.	(7,000)	(20,197)
Nippon Steel Corp.	(5,000)	(15,989)
Nissha Printing Co., Ltd.	(900)	(19,422)
Nissin Foods Holdings Co., Ltd.	(800)	(28,199)
Nomura Real Estate Holdings, Inc.	(1,200)	(18,192)
Nomura Research Institute Ltd.	(1,200)	(26,487)
Obayashi Corp.	(3,000)	(13,345)
Olympus Corp.	(1,000)	(27,819)
Omron Corp.	(700)	(19,675)
Oracle Corp.	(400)	(16,663)
Otsuka Corp.	(300)	(19,295)
Rakuten, Inc.	(22)	(19,784)
Senshu Ikeda Holdings, Inc.	(13,200)	(17,932)
Sharp Corp.	(2,000)	(19,836)
Shimadzu Corp.	(2,000)	(17,769)
Shinko Electric Industries Co., Ltd.	(1,800)	(18,437)
Sony Financial Holdings, Inc.	(1,000)	(19,836)
Square Enix Holdings Co., Ltd.	(1,000)	(17,360)
Sumco Corp.	(1,100)	(22,177)
Sumitomo Chemical Co., Ltd.	(5,000)	(24,946)
Sumitomo Metal Industries Ltd.	(15,000)	(33,542)
Suzuki Motor Corp.	(800)	(17,879)
Tokyo Electron Ltd.	(300)	(16,536)
Tosoh Corp.	(8,000)	(28,757)
Toyota Boshoku Corp.	(1,300)	(18,708)
Toyota Industries Corp.	(600)	(18,149)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Trend Micro, Inc.	(1,000)	$(26,629)
Yakult Honsha Co., Ltd.	(1,200)	(30,671)
Yamaha Motor Co., Ltd.	(1,100)	(19,202)
Yaskawa Electric Corp.	(2,000)	(23,708)
Total Japan common stocks		(1,396,948)

Jersey (Channel Islands)—(0.00)%[2]
Heritage Oil PLC	(3,677)	(16,758)

Luxembourg—(0.01)%
L’Occitane International SA	(8,000)	(19,726)
Tenaris SA	(802)	(19,697)
Total Luxembourg common stocks		(39,423)

Mexico—(0.01)%
Cemex SAB de CV ADR	(2,184)	(19,503)

Netherlands—(0.03)%
Akzo Nobel NV	(574)	(39,437)
CNH Global NV	(400)	(19,420)
QIAGEN NV	(938)	(18,737)
TNT NV	(1,186)	(30,423)
Unilever NV, CVA	(606)	(19,001)
VistaPrint NV	(400)	(20,760)
Total Netherlands common stocks		(147,778)

New Zealand—(0.01)%
Contact Energy Ltd.	(6,655)	(29,553)

Norway—(0.01)%
Cermaq ASA	(1,854)	(32,770)

Portugal—(0.01)%
Galp Energia SGPS SA, Class B	(860)	(18,410)
Jeronimo Martins SGPS SA	(1,233)	(19,833)
Total Portugal common stocks		(38,243)

Russia—(0.00)%[2]
United Co. RUSAL PLC	(9,000)	(15,550)

Singapore—(0.04)%
Ascendas Real Estate Investment Trust	(12,000)	(19,421)
CapitaLand Ltd.	(7,000)	(18,326)
CapitaMalls Asia Ltd.	(14,000)	(19,770)
Keppel Land Ltd.	(5,000)	(17,811)
Singapore Exchange Ltd.	(6,000)	(37,366)
Singapore Technologies Engineering Ltd.	(12,000)	(31,035)
Wilmar International Ltd.	(5,000)	(21,658)
Total Singapore common stocks		(165,387)

Spain—(0.02)%
Acerinox SA	(944)	(18,629)
Banco de Valencia SA	(4,973)	(22,271)
Enagas SA	(903)	(20,373)
Gestevision Telecinco SA	(2,429)	(27,808)
Total Spain common stocks		(89,081)

Sweden—(0.02)%
Atlas Copco AB, Class B	(613)	(14,820)
Boliden AB	(1,364)	(29,390)
Electrolux AB, Series B	(788)	(20,312)
Securitas AB, Class B	(2,044)	(24,336)
Total Sweden common stocks		(88,858)

Switzerland—(0.06)%
Adecco SA	(243)	(15,980)
Geberit AG	(89)	(19,379)
Givaudan SA	(23)	(23,125)
Holcim Ltd.	(262)	(19,739)
Lindt & Spruengli AG	(1)	(32,515)
Logitech International SA	(1,001)	(18,026)
Nobel Biocare Holding AG	(905)	(18,760)
STMicroelectronics NV	(2,587)	(32,043)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Switzerland—(concluded)
Straumann Holding AG	(176)	$(45,260)
Weatherford International Ltd.	(1,300)	(29,380)
Total Switzerland common stocks		(254,207)

United Kingdom—(0.07)%
BT Group PLC, Class A	(6,721)	(20,011)
Ensco International PLC ADR	(400)	(23,136)
GlaxoSmithKline PLC	(2,783)	(53,105)
Hays PLC	(7,326)	(13,668)
Invensys PLC	(3,475)	(19,243)
Kingfisher PLC	(3,604)	(14,217)
Lloyds Banking Group PLC	(24,702)	(23,019)
Lonmin PLC	(708)	(19,342)
SABMiller PLC	(1,080)	(38,246)
Severn Trent PLC	(798)	(18,703)
TUI Travel PLC	(4,727)	(17,214)
Vedanta Resources PLC	(819)	(31,256)
Wolseley PLC	(538)	(18,116)
Total United Kingdom common stocks		(309,276)

United States—(21.26)%
3M Co.	(6,700)	(626,450)
Abercrombie & Fitch Co., Class A	(400)	(23,480)
Actuant Corp., Class A	(700)	(20,300)
Acuity Brands, Inc.	(300)	(17,547)
Advanced Micro Devices, Inc.	(95,500)	(821,300)
Aecom Technology Corp.	(700)	(19,411)
Air Products & Chemicals, Inc.	(200)	(18,036)
AK Steel Holding Corp.	(1,300)	(20,514)
Akamai Technologies, Inc.	(15,000)	(570,000)
Alcoa, Inc.	(1,100)	(19,415)
Alliant Energy Corp.	(29,900)	(1,164,007)
Altera Corp.	(38,100)	(1,677,162)
Amedisys, Inc.	(9,400)	(329,000)
American Express Co.	(400)	(18,080)
American Superconductor Corp.	(900)	(22,383)
American Water Works Co., Inc.	(30,100)	(844,305)
Amphenol Corp., Class A	(400)	(21,756)
AMR Corp.	(49,900)	(322,354)
AON Corp.	(300)	(15,888)
Aqua America, Inc.	(29,200)	(668,388)
Archer-Daniels-Midland Co. NPV	(5,200)	(187,252)
Associated Banc-Corp.	(1,300)	(19,305)
AT&T, Inc.	(700)	(21,420)
Avon Products, Inc.	(300)	(8,112)
Bally Technologies, Inc.	(400)	(15,140)
BB&T Corp.	(12,600)	(345,870)
Bemis Co., Inc.	(600)	(19,686)
Berkshire Hathaway, Inc., Class B	(200)	(16,726)
Best Buy Co., Inc.	(25,100)	(720,872)
BioMarin Pharmaceutical, Inc.	(800)	(20,104)
Bio-Reference Labs, Inc.	(24,200)	(543,048)
BJ’s Wholesale Club, Inc.	(400)	(19,528)
BMC Software, Inc.	(53,700)	(2,671,038)
Booz Allen Hamilton Holding Corp.	(1,500)	(27,015)
Boston Scientific Corp.	(4,100)	(29,479)
Bristol-Myers Squibb Co.	(19,100)	(504,813)
Brown-Forman Corp., Class B	(15,300)	(1,044,990)
C.H. Robinson Worldwide, Inc.	(30,100)	(2,231,313)
Calpine Corp.	(29,200)	(463,404)
Campbell Soup Co.	(1,100)	(36,421)
Capella Education Co.	(400)	(19,916)
Cardinal Health, Inc.	(14,000)	(575,820)
Carter’s, Inc.	(1,300)	(37,219)
Caterpillar, Inc.	(15,200)	(1,692,520)
Celgene Corp.	(700)	(40,271)
Centene Corp.	(600)	(19,788)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
CenturyLink, Inc.	(11,200)	$(465,360)
Charles River Laboratories International, Inc.	(20,700)	(794,466)
Charles Schwab Corp.	(1,200)	(21,636)
Chesapeake Energy Corp.	(33,500)	(1,122,920)
Chevron Corp.	(3,800)	(408,234)
Church & Dwight Co., Inc.	(14,500)	(1,150,430)
CIT Group, Inc.	(400)	(17,020)
City National Corp.	(300)	(17,115)
Clean Energy Fuels Corp.	(1,500)	(24,570)
Clear Channel Outdoor Holdings, Inc., Class A	(800)	(11,640)
Clorox Co.	(12,300)	(861,861)
Cobalt International Energy, Inc.	(1,400)	(23,534)
Coca-Cola Co.	(300)	(19,905)
Cognizant Technology Solutions Corp., Class A	(3,700)	(301,180)
Commercial Metals Co.	(1,200)	(20,724)
Compuware Corp.	(26,200)	(302,610)
Comstock Resources, Inc.	(600)	(18,564)
ConocoPhillips	(9,300)	(742,698)
CONSOL Energy, Inc.	(9,700)	(520,211)
Consolidated Edison, Inc.	(32,000)	(1,623,040)
Constellation Brands, Inc., Class A	(8,700)	(176,436)
Constellation Energy Group, Inc.	(700)	(21,791)
Con-way, Inc.	(600)	(23,574)
Corning, Inc.	(35,200)	(726,176)
Covance, Inc.	(7,700)	(421,344)
Covanta Holding Corp.	(1,100)	(18,788)
Crown Castle International Corp.	(500)	(21,275)
CSX Corp.	(9,100)	(715,260)
Cullen/Frost Bankers, Inc.	(300)	(17,706)
Dean Foods Co.	(1,800)	(18,000)
Deere & Co.	(6,300)	(610,407)
Dell, Inc.	(99,800)	(1,448,098)
Diebold, Inc.	(19,900)	(705,654)
Dillard’s, Inc., Class A	(6,300)	(252,756)
Discovery Communications, Inc., Class A	(6,600)	(263,340)
Dolby Laboratories, Inc., Class A	(300)	(14,763)
Dollar General Corp.	(12,400)	(388,740)
DreamWorks Animation SKG, Inc., Class A	(700)	(19,551)
Dril-Quip, Inc.	(400)	(31,612)
Duke Energy Corp.	(19,500)	(353,925)
Ecolab, Inc.	(200)	(10,204)
EI Du Pont de Nemours & Co.	(16,000)	(879,520)
Eli Lilly & Co.	(59,200)	(2,082,064)
EMC Corp.	(69,000)	(1,831,950)
Emerson Electric Co.	(200)	(11,686)
Emulex Corp.	(2,100)	(22,407)
EQT Corp.	(400)	(19,960)
Expedia, Inc.	(800)	(18,128)
Expeditors International Washington, Inc.	(40,100)	(2,010,614)
Express Scripts, Inc.	(5,400)	(300,294)
Fastenal Co.	(300)	(19,449)
Federated Investors, Inc., Class B	(700)	(18,725)
FedEx Corp.	(300)	(28,065)
Fifth Third Bancorp	(1,300)	(18,044)
First Niagara Financial Group, Inc.	(1,300)	(17,654)
FirstMerit Corp.	(900)	(15,354)
Fiserv, Inc.	(10,600)	(664,832)
Flextronics International Ltd.	(70,900)	(529,623)
Flowers Foods, Inc.	(27,000)	(735,210)
Ford Motor Co.	(66,300)	(988,533)
Forest City Enterprises, Inc., Class A	(1,200)	(22,596)
Forest Laboratories, Inc.	(31,600)	(1,020,680)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Forest Oil Corp.	(500)	$(18,915)
Freeport-McMoRan Copper & Gold, Inc.	(9,800)	(544,390)
FTI Consulting, Inc.	(500)	(19,165)
General Mills, Inc.	(400)	(14,620)
Genworth Financial, Inc., Class A	(1,000)	(13,460)
Goodrich Corp.	(21,300)	(1,821,789)
GrafTech International Ltd.	(900)	(18,567)
Great Plains Energy, Inc.	(1,200)	(24,024)
Green Mountain Coffee Roasters, Inc.	(100)	(6,461)
GSI Commerce, Inc.	(1,100)	(32,197)
H&R Block, Inc.	(2,200)	(36,828)
Halliburton Co.	(4,400)	(219,296)
Hasbro, Inc.	(400)	(18,736)
Health Care REIT, Inc.	(400)	(20,976)
Hershey Co.	(20,800)	(1,130,480)
Honeywell International, Inc.	(13,700)	(818,027)
Hormel Foods Corp.	(19,000)	(528,960)
Hospira, Inc.	(10,200)	(563,040)
Hudson City Bancorp, Inc.	(32,700)	(316,536)
Human Genome Sciences, Inc.	(900)	(24,705)
Humana, Inc.	(11,500)	(804,310)
Illinois Tool Works, Inc.	(400)	(21,488)
Integrys Energy Group, Inc.	(4,500)	(227,295)
Intel Corp.	(59,700)	(1,204,149)
International Business Machines Corp.	(4,300)	(701,201)
International Game Technology	(1,100)	(17,853)
International Paper Co.	(700)	(21,126)
Intrepid Potash, Inc.	(500)	(17,410)
Intuitive Surgical, Inc.	(3,100)	(1,033,726)
Invesco Ltd.	(500)	(12,780)
Iron Mountain, Inc.	(600)	(18,738)
Jarden Corp.	(500)	(17,785)
JC Penney Co., Inc.	(8,100)	(290,871)
Jefferies Group, Inc.	(800)	(19,952)
JetBlue Airways Corp.	(70,400)	(441,408)
JM Smucker Co.	(100)	(7,139)
Johnson Controls, Inc.	(500)	(20,785)
Joy Global, Inc.	(8,100)	(800,361)
Kellogg Co.	(300)	(16,194)
KeyCorp	(1,300)	(11,544)
Kinder Morgan Management LLC	(300)	(19,677)
Knight Transportation, Inc.	(1,000)	(19,250)
Kraft Foods, Inc., Class A	(400)	(12,544)
Laboratory Corp. of America Holdings	(5,900)	(543,567)
Lamar Advertising Co., Class A	(39,800)	(1,470,212)
LaSalle Hotel Properties	(700)	(18,900)
Lenovo Group Ltd.	(36,000)	(20,503)
LKQ Corp.	(800)	(19,280)
Loews Corp.	(500)	(21,545)
Longtop Financial Technologies Ltd. ADR	(600)	(18,852)
LSI Corp.	(60,500)	(411,400)
Martin Marietta Materials, Inc.	(200)	(17,934)
Masco Corp.	(1,300)	(18,096)
Mattel, Inc.	(700)	(17,451)
Maxim Integrated Products, Inc.	(700)	(17,920)
McDonald’s Corp.	(11,700)	(890,253)
McMoRan Exploration Co.	(1,100)	(19,481)
MedAssets, Inc.	(1,200)	(18,324)
Medtronic, Inc.	(500)	(19,675)
MEMC Electronic Materials, Inc.	(1,600)	(20,736)
MetLife, Inc.	(400)	(17,892)
MGM Resorts International	(2,900)	(38,135)
Micron Technology, Inc.	(41,000)	(469,860)
Microsemi Corp.	(900)	(18,639)
Mohawk Industries, Inc.	(400)	(24,460)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Monster Worldwide, Inc.	(1,300)	$(20,670)
Motorola Mobility Holdings, Inc.	(1,000)	(24,400)
MSC Industrial Direct Co., Class A	(300)	(20,541)
MSCI, Inc., Class A	(1,000)	(36,820)
National Fuel Gas Co.	(300)	(22,200)
Navistar International Corp.	(12,100)	(838,893)
NCR Corp.	(1,000)	(18,840)
Nektar Therapeutics	(2,700)	(25,569)
NetApp, Inc.	(8,500)	(409,530)
NetFlix, Inc.	(5,600)	(1,329,048)
New York Community Bancorp, Inc.	(1,000)	(17,260)
New York Times Co., Class A	(1,800)	(17,046)
Nicor, Inc.	(400)	(21,480)
Nordstrom, Inc.	(7,600)	(341,088)
Novellus Systems, Inc.	(32,600)	(1,210,438)
NSTAR	(34,300)	(1,587,061)
Nucor Corp.	(300)	(13,806)
Nvidia Corp.	(22,800)	(420,888)
Occidental Petroleum Corp.	(23,200)	(2,424,168)
Office Depot, Inc.	(4,000)	(18,520)
Old Republic International Corp.	(1,000)	(12,690)
Olin Corp.	(900)	(20,628)
O’Reilly Automotive, Inc.	(19,300)	(1,108,978)
Owens-Illinois, Inc.	(1,000)	(30,190)
PACCAR, Inc.	(400)	(20,940)
Parker Hannifin Corp.	(6,600)	(624,888)
Patterson Cos., Inc.	(600)	(19,314)
Paychex, Inc.	(1,200)	(37,632)
PepsiCo, Inc.	(300)	(19,323)
PerkinElmer, Inc.	(25,300)	(664,631)
PG&E Corp.	(400)	(17,672)
Phillips-Van Heusen Corp.	(200)	(13,006)
Pioneer Natural Resources Co.	(10,000)	(1,019,200)
PNC Financial Services Group, Inc.	(14,100)	(888,159)
PPG Industries, Inc.	(200)	(19,042)
Procter & Gamble Co.	(500)	(30,800)
PulteGroup, Inc.	(2,600)	(19,240)
Quanta Services, Inc.	(600)	(13,458)
Quicksilver Resources, Inc.	(32,800)	(469,368)
Ralcorp Holdings, Inc.	(300)	(20,529)
Rambus, Inc.	(2,100)	(41,580)
Range Resources Corp.	(700)	(40,922)
Red Hat, Inc.	(10,800)	(490,212)
Regency Centers Corp.	(400)	(17,392)
Regions Financial Corp.	(47,600)	(345,576)
Republic Services, Inc.	(600)	(18,024)
Rockwell Automation, Inc.	(18,000)	(1,703,700)
SAIC, Inc.	(1,100)	(18,612)
Salesforce.com, Inc.	(175)	(23,376)
Salix Pharmaceuticals Ltd.	(500)	(17,515)
Sanmina-SCI Corp.	(1,800)	(20,178)
SBA Communications Corp., Class A	(500)	(19,840)
Schlumberger Ltd.	(10,300)	(960,578)
Sealed Air Corp.	(800)	(21,328)
Sears Holdings Corp.	(14,400)	(1,190,160)
SEI Investments Co.	(800)	(19,104)
Sherwin-Williams Co.	(400)	(33,596)
Silicon Laboratories, Inc.	(400)	(17,284)
Skechers U.S.A., Inc., Class A	(1,500)	(30,810)
SLM Corp.	(1,200)	(18,360)
Smithfield Foods, Inc.	(41,500)	(998,490)
Southern Co.	(37,100)	(1,413,881)
Southern Copper Corp.	(500)	(20,135)
Southwestern Energy Co.	(500)	(21,485)
Spectra Energy Corp.	(26,600)	(722,988)
Staples, Inc.	(1,000)	(19,420)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(concluded)
Starwood Hotels & Resorts Worldwide, Inc.	(13,200)	$(767,184)
Swift Energy Co.	(400)	(17,072)
Sysco Corp.	(300)	(8,310)
TD Ameritrade Holding Corp.	(800)	(16,696)
Tellabs, Inc.	(58,000)	(303,920)
Terex Corp.	(1,300)	(48,152)
TFS Financial Corp.	(2,000)	(21,240)
Thermo Fisher Scientific, Inc.	(15,800)	(877,690)
Thomson Reuters Corp.	(500)	(19,620)
Thor Industries, Inc.	(300)	(10,011)
Tidewater, Inc.	(300)	(17,955)
TiVo, Inc.	(3,900)	(34,164)
TJX Cos., Inc.	(23,400)	(1,163,682)
Toll Brothers, Inc.	(900)	(17,793)
Travelers Cos., Inc.	(16,400)	(975,472)
Tyson Foods, Inc., Class A	(43,100)	(827,089)
UDR, Inc.	(1,300)	(31,681)
Ultra Petroleum Corp.	(400)	(19,700)
Unit Corp.	(400)	(24,780)
Urban Outfitters, Inc.	(600)	(17,898)
Varian Semiconductor Equipment Associates, Inc.	(400)	(19,468)
Verisk Analytics, Inc., Class A	(1,200)	(39,312)
Viasat, Inc.	(500)	(19,920)
Vulcan Materials Co.	(400)	(18,240)
Walt Disney Co.	(7,500)	(323,175)
Wendy’s/Arby’s Group, Inc., Class A	(3,800)	(19,114)
Whole Foods Market, Inc.	(20,200)	(1,331,180)
WW Grainger, Inc.	(18,300)	(2,519,544)
Xcel Energy, Inc.	(15,700)	(375,073)
Total United States common stocks		(92,652,860)
Total common stocks (cost $(71,761,283))		(98,567,513)
Total investments sold short (proceeds $71,761,283)		(98,567,513)
Total investments, net of investments sold short—90.06%		392,419,179
Cash and other assets, less liabilities—9.94%		43,310,638
Net assets—100.00%		$435,729,817

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$79,926,367
Gross unrealized depreciation	(35,837,007)
Net unrealized appreciation of investments	$44,089,360

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2011.
2	Amount represents less than 0.005%.
3	All or a portion of these securities have been delivered to cover open short positions.
4	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $11,273,056 or 2.59% of net assets.

6	Perpetual bond security. The maturity date reflects the next call date.
7	Rate shown reflects annualized yield at March 31, 2011 on zero coupon bond.
8	Security is illiquid. At March 31, 2011, the value of these securities amounted to $7,934,412 or 1.82% of net assets.
9	These securities, which represent 1.34% of net assets as of March 31, 2011, are considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/11	03/31/11 Value as a percentage of net assets
Ares Euro CLO BV,
Series 2007-1A, Class G1,
13.138%, due 05/15/24	03/26/07	$1,863,680	0.43%	$753,951	0.17%
Ashwell Rated SA
6.625%, due 12/22/77	01/29/07	3,660,332	0.84	31	0.00 [a]
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.652%, due 05/10/21	09/30/09	692,500	0.16	824,300	0.19
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	1.22	378,950	0.09
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	3,200,760	0.73	340,128	0.08
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,128,000	0.26	828,000	0.19
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,138,056	1.87	0	0.00
Prospero CLO I BV,
Series I-A, Class A2,
0.834%, due 03/20/17	10/29/09	760,000	0.17	890,000	0.20
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23	09/25/06	2,551,500	0.58	1,814,016	0.42
		$27,294,828	6.26%	$5,829,376	1.34%

a Amount represents less than 0.005%.
10	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
11	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
12	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of this security amounted to $31 or 0.00% of net assets.
13

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

14	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$30,452,523	$282,490,723	$255,464,284	$—	$—	$57,478,962	$58,017
UBS Private Money Market Fund LLC[a]	4,355,230	49,668,653	44,177,071	—	—	9,846,812	40,116
UBS Opportunistic Emerging Markets Debt Relationship Fund	17,369,977	—	9,000,000	2,688,654	(570,126)	10,488,505	—
UBS U.S. Equity Alpha Relationship Fund	62,547,042	—	20,000,000	4,573,639	11,482,564	58,603,245	—
UBS Global Corporate Bond Relationship Fund	53,202,142	—	55,167,044	3,531,044	(1,566,142)	—	—
	$167,926,914	$332,159,376	$383,808,399	$10,793,337	$9,346,296	$136,417,524	$98,133

a	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

ABS	Asset-backed securities
ADR	American depositary receipt
CDI	Chess depositary interest
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
GE	General Electric
GMAC	General Motors Acceptance Corp.
GO	General Obligation
GSR	Goldman Sachs Residential
LIBOR	London Interbank Offered Rate
MEXIBOR	Mexican Interbank Offered Rate
NPV	No Par Value
OJSC	Open joint stock company
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	CAD	32,730,000	USD	33,024,246	06/07/11	$(689,987)
Barclays Bank PLC	CHF	19,960,000	USD	21,317,157	06/07/11	(421,974)
Barclays Bank PLC	EUR	6,505,000	SEK	57,521,113	06/07/11	(125,891)
Barclays Bank PLC	USD	2,251,478	CHF	2,095,000	06/07/11	30,260
Barclays Bank PLC	USD	13,590,000	MXN	163,483,079	06/07/11	71,187
Goldman Sachs International	AUD	13,725,000	NZD	18,369,815	06/07/11	(124,090)
Goldman Sachs International	EUR	9,965,000	CAD	13,500,781	06/07/11	(198,358)
Goldman Sachs International	EUR	92,960,000	USD	127,397,032	06/07/11	(4,184,749)
Goldman Sachs International	NZD	18,380,000	USD	13,423,465	06/07/11	(540,066)
Goldman Sachs International	USD	4,653,798	AUD	4,630,000	06/07/11	95,918
Goldman Sachs International	USD	2,280,158	EUR	1,630,000	06/07/11	27,053
Goldman Sachs International	USD	25,725,806	SEK	165,880,000	06/07/11	464,152
Goldman Sachs International	USD	27,475,067	SGD	35,070,000	06/07/11	349,727
HSBC Bank, N.A.	AUD	20,170,000	USD	20,010,052	06/07/11	(681,477)
HSBC Bank, N.A.	CAD	4,407,464	USD	4,530,000	06/07/11	(10,002)
HSBC Bank, N.A.	EUR	4,880,000	PLN	19,584,416	06/07/11	(49,304)
HSBC Bank, N.A.	NZD	75,790,000	USD	56,118,706	06/07/11	(1,459,968)
HSBC Bank, N.A.	USD	12,899,547	TRY	20,925,000	06/07/11	503,275
JPMorgan Chase Bank	AUD	480,000	USD	475,433	06/02/11	(17,282)
JPMorgan Chase Bank	CAD	575,000	USD	582,399	06/02/11	(9,969)
JPMorgan Chase Bank	DKK	15,470,000	USD	2,846,978	06/07/11	(89,973)
JPMorgan Chase Bank	EUR	710,000	USD	984,966	06/02/11	(20,132)
JPMorgan Chase Bank	EUR	9,760,000	USD	13,476,579	06/07/11	(338,376)
JPMorgan Chase Bank	GBP	460,000	USD	742,027	06/02/11	4,681
JPMorgan Chase Bank	GBP	30,140,000	USD	48,925,358	06/07/11	616,765
JPMorgan Chase Bank	KRW	4,951,000,000	USD	4,437,175	06/07/11	(57,105)
JPMorgan Chase Bank	MXN	43,660,000	USD	3,617,246	06/07/11	(31,128)
JPMorgan Chase Bank	MYR	13,845,000	USD	4,553,977	06/07/11	3,625
JPMorgan Chase Bank	NOK	12,360,000	USD	2,180,054	06/07/11	(46,854)
JPMorgan Chase Bank	SEK	14,280,000	USD	2,240,790	06/07/11	(13,807)
JPMorgan Chase Bank	TRY	22,252,958	USD	14,180,000	06/07/11	(73,402)
JPMorgan Chase Bank	USD	2,176,279	CHF	1,970,000	06/07/11	(30,683)
JPMorgan Chase Bank	USD	3,812,684	EUR	2,775,000	06/02/11	115,690
JPMorgan Chase Bank	USD	5,258,750	EUR	3,755,000	06/07/11	56,328
JPMorgan Chase Bank	USD	12,711,044	JPY	1,052,593,512	06/07/11	(51,542)
JPMorgan Chase Bank	USD	56,170,188	KRW	63,398,430,500	06/07/11	1,379,864
JPMorgan Chase Bank	USD	43,812,546	MXN	538,500,000	06/07/11	1,186,295
JPMorgan Chase Bank	USD	39,570,374	MYR	121,010,000	06/07/11	201,243
JPMorgan Chase Bank	USD	22,065,332	PLN	64,245,000	06/07/11	432,320
JPMorgan Chase Bank	USD	9,060,000	SGD	11,511,650	06/07/11	73,427
JPMorgan Chase Bank	USD	19,617,179	TWD	574,278,150	06/07/11	(60,805)
Royal Bank of Scotland	USD	6,674,818	AUD	6,635,000	06/07/11	131,740
Royal Bank of Scotland	USD	2,637,390	CAD	2,580,000	06/07/11	20,194
Royal Bank of Scotland	USD	2,173,777	NZD	2,905,000	06/07/11	33,191
State Street Bank & Trust	AUD	46,920,000	USD	46,451,269	06/07/11	(1,681,925)
State Street Bank & Trust	EUR	7,140,000	USD	9,755,032	06/02/11	(352,566)
State Street Bank & Trust	JPY	375,300,000	USD	4,572,926	06/07/11	59,207
State Street Bank & Trust	USD	1,378,060	EUR	1,000,000	06/07/11	37,407
Net unrealized depreciation on forward foreign currency contracts						$(5,467,866)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 24 contracts (USD)	June 2011	$2,882,758	$2,884,500	$1,742
US Ultra Bond Futures, 66 contracts (USD)	June 2011	8,070,222	8,155,125	84,903
2 Year US Treasury Notes, 130 contracts (USD)	June 2011	28,345,549	28,356,250	10,701
5 Year US Treasury Notes, 22 contracts (USD)	June 2011	2,585,378	2,569,359	(16,019)
10 Year US Treasury Notes, 11 contracts (USD)	June 2011	1,308,973	1,309,344	371
US Treasury futures sell contracts:
5 Year US Treasury Notes, 969 contracts (USD)	June 2011	(114,125,863)	(113,168,602)	957,261
Index futures buy contracts:
Amsterdam Exchange Index, 85 contracts (EUR)	April 2011	8,327,875	8,772,043	444,168
QAC 40 Euro Index, 153 contracts (EUR)	April 2011	8,140,017	8,653,749	513,732
DAX Index, 3 contracts (EUR)	June 2011	696,104	752,374	56,270
Dow Jones EURO STOXX 50 Index, 458 contracts (EUR)	June 2011	17,382,453	18,459,767	1,077,314
MSCI Singapore Index, 31 contracts (SGD)	April 2011	1,765,067	1,804,665	39,598
NIKKEI 225 Index, 84 contracts (JPY)	June 2011	10,618,595	9,856,215	(762,380)
SPI 200 Index, 48 contracts (AUD)	June 2011	5,715,520	6,038,535	323,015
Index futures sell contracts:
FTSE 100 Index, 198 contracts (GBP)	June 2011	(18,176,520)	(18,691,032)	(514,512)
FTSE/MIB Index, 78 contracts (EUR)	June 2011	(11,399,799)	(11,801,974)	(402,175)
Hang Seng Stock Index, 33 contracts (HKD)	April 2011	(4,876,206)	(4,988,044)	(111,838)
IBEX 35 Index, 35 contracts (EUR)	April 2011	(5,020,403)	(5,241,939)	(221,536)
OMXS 30 Index, 1,282 contracts (SEK)	April 2011	(21,148,108)	(22,773,531)	(1,625,423)
S&P 500 Index, 90 contracts (USD)	June 2011	(29,277,810)	(29,722,500)	(444,690)
Interest rate futures buy contracts:
3 Months Euro Euribor, 35 contracts (EUR)	September 2011	12,199,558	12,172,331	(27,227)
90 Day Euro-Dollar Futures, 93 contracts (USD)	March 2015	22,309,658	22,313,025	3,367
Long Gilt, 362 contracts (GBP)	June 2011	68,400,783	68,043,009	(357,774)
30 Day Fed Fund Futures, 54 contracts (USD)	April 2011	22,466,922	22,474,798	7,876
Interest rate futures sell contracts:
1 Month Euro-Dollar Futures, 2 contracts (USD)	April 2011	(498,618)	(498,787)	(169)
90 Day Euro-Dollar Futures, 48 contracts (USD)	September 2011	(11,938,632)	(11,944,800)	(6,168)
90 Day Euro-Dollar Futures, 93 contracts (USD)	March 2013	(22,756,124)	(22,728,037)	28,087
Japanese 10 Year Bond, 96 contracts (JPY)	June 2011	(161,077,549)	(161,057,947)	19,602
Net unrealized depreciation on futures contracts				$(921,904)

Currency type abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Options written

UBS Dynamic Alpha Fund had the following open options written as of March 31, 2011:

	Expiration date	Premiums received	Value
Call options
90 Day Euro-Dollar Future mid-curve, 238 contracts, strike @ USD 99.000	June 2011	$109,391	$(50,575)
Foreign Exchange Option, Sell AUD/USD, $9,950,000 face amount covered by contracts, strike @ AUD 1.019	April 2011	109,583	(159,791)
Foreign Exchange Option, Sell AUD/USD, $9,665,000 face amount covered by contracts, strike @ AUD 1.003	May 2011	142,186	(311,549)
Foreign Exchange Option, Sell AUD/USD, $8,994,000 face amount covered by contracts, strike @ AUD 1.034	June 2011	91,089	(148,060)
Put options
1 Year Euro-Dollar Mid Curve, 254 contracts, strike @ USD 97.500	September 2011	110,236	(53,975)
1 Year Euro-Dollar Mid Curve, 127 contracts, strike @ USD 97.250	December 2011	78,931	(59,531)
2 Year US Treasury Notes, 230 contracts, strike @ USD 108.250	May 2011	6,675	(7,188)
90 Day Euro-Dollar Futures, 528 contracts, strike @ USD 95.000	September 2011	394,152	(3,300)
90 Day Euro-Dollar Time Deposit, 254 contracts, strike @ USD 99.500	September 2011	138,811	(60,325)
90 Day Euro-Dollar Time Deposit, 127 contracts, strike @ USD 99.250	December 2011	77,343	(42,863)
90 Day Euro-Dollar Time Deposit, 100 contracts, strike @ USD 96.000	December 2012	44,650	(39,375)
90 Day Euro-Dollar Future mid-curve, 400 contracts, strike @ USD 98.500	April 2011	48,600	(17,500)
S&P 500 Index, 544 contracts, strike @ USD 1,125.000	May 2011	542,368	(146,880)
Options written on interest rate swaps
If option exercised the Fund pays monthly 1.550% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 06/10/12. European style. Counterparty: Merrill Lynch International, Notional Amount USD 64,025,000	June 2011	266,504	(495)
If option exercised the Fund pays monthly 7.250% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 7,050,000	November 2015	129,720	(174,263)
If option exercised the Fund pays monthly 8.760% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 7,050,000	November 2015	83,895	(89,689)
Receiver options written on credit default swaps on credit indices
If option exercised payment to the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 15 Index and Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 12/20/15. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 14,000,000	June 2011	336,000	(297,340)
Total options written		$2,710,134	$(1,662,699)

LIBOR	London Interbank Offered Rate

Currency type abbreviations:

AUD	Australian Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Written option activity for the period ended March 31, 2011 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2010	2,678	$1,073,661
Options written	15,285	3,648,726
Options terminated in closing purchase transactions	(15,161)	(3,171,230)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2011	2,802	$1,551,157

Swaption activity for the period ended March 31, 2011 for UBS Dynamic Alpha Fund was as follows:

Swaptions & Foreign exchange options outstanding at June 30, 2010	$779,716
Swaptions & Foreign exchange options written	3,943,464
Swaptions & Foreign exchange options terminated in closing purchase transactions	(3,146,475)
Swaptions & Foreign exchange options expired prior to exercise	(417,728)
Swaptions & Foreign exchange options outstanding at March 31, 2011	$1,158,977

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Swap agreements

UBS Dynamic Alpha Fund had outstanding currency swap agreements with the following terms as of March 31, 2011:

										Upfront
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		payments (made) /		Unrealized appreciation/
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	(depreciation)
Citigroup Global Markets Ltd.	AUD	5,650,000	USD	5,644,915	02/25/40	4.9600%[1]		0.3028%[2]		$(1,029,430)	$(212,680)	$(1,242,110)
Deutsche Bank AG	EUR	3,273,917	USD	4,500,000	03/16/20	0.9950	[3]	0.3028	[2]	—	(129,411)	(129,411)
Deutsche Bank AG	USD	4,500,000	EUR	3,273,917	03/16/40	0.3028	[2]	0.9950	[3]	—	104,525	104,525
Merrill Lynch International	USD	5,644,915	AUD	5,650,000	02/25/20	0.3028	[2]	4.9600	[1]	1,029,430	259,841	1,289,271
Merrill Lynch International	USD	4,098,781	CAD	4,000,000	03/16/20	0.3028	[2]	1.2914	[4]	244,241	20,899	265,140
Merrill Lynch International	CAD	4,000,000	USD	4,098,781	03/16/40	1.2914	[4]	0.3028	[2]	(244,241)	(26,651)	(270,892)
										$—	$16,523	$16,523

1	Based on 3 month BBSW.
2	Based on 3 month USD LIBOR.
3	Based on 3 month EURIBOR.
4	Based on the 3 month Canadian Bankers Acceptance.

BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2011:

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Citibank, N.A.	USD	27,444,000	08/31/14	2.6325%		0.3028%[2]		$—	$(888,903)	$(888,903)
Citibank, N.A.	USD	20,960,000	11/15/16	4.0000		0.3028%[2]		—	(1,851,013)	(1,851,013)
Citibank, N.A.	USD	7,029,000	02/15/36	4.6680		0.3028%[2]		—	(527,102)	(527,102)
Credit Suisse International	EUR	10,670,000	04/13/15	1.2040	[3]	2.4430		(340,303)	12,870	(327,433)
Credit Suisse International	EUR	5,140,000	04/13/20	3.3300		1.2040	[3]	247,389	(68,871)	178,518
Deutsche Bank AG	AUD	7,400,000	09/21/19	5.1300	[4]	5.9700		—	25,826	25,826
Deutsche Bank AG	AUD	2,945,000	02/11/21	5.1300	[4]	6.5850		—	14,773	14,773
Deutsche Bank AG	AUD	3,640,000	09/21/39	5.6200		5.1300	[4]	(3,103)	42,455	39,352
Deutsche Bank AG	CAD	12,950,000	10/03/13	1.2914	[5]	1.8750		—	(136,226)	(136,226)
Deutsche Bank AG	CAD	11,550,000	10/03/16	2.4850		1.2914	[5]	—	412,898	412,898
Deutsche Bank AG	CAD	3,200,000	10/03/21	1.2914	[5]	3.2600		—	(193,244)	(193,244)
Deutsche Bank AG	EUR	1,150,000	03/15/16	1.2040	[3]	2.9300		—	(9,211)	(9,211)
Deutsche Bank AG	GBP	8,750,000	04/13/15	2.9375		1.0275	[6]	—	(256,432)	(256,432)
Deutsche Bank AG	GBP	4,250,000	04/13/20	1.0275	[6]	3.8660		—	174,255	174,255
Deutsche Bank AG	KRW	4,600,000,000	01/26/21	4.8100		—	[7]	—	(19,618)	(19,618)
Deutsche Bank AG	USD	50,500,000	03/31/13	1.1330		0.3028	[2]	—	(87,580)	(87,580)
Deutsche Bank AG	USD	20,268,000	02/15/17	0.3028	[2]	3.4175		—	883,547	883,547
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460		0.3028	[2]	—	(1,317,874)	(1,317,874)
Deutsche Bank AG	USD	451,000	02/15/36	4.5450		0.3028	[2]	—	(24,972)	(24,972)
Deutsche Bank AG	USD	360,000	04/01/39	4.5690		0.3028	[2]	—	(19,047)	(19,047)
Deutsche Bank AG	USD	990,000	10/01/39	4.0580		0.3028	[2]	—	14,050	14,050
Goldman Sachs International	CHF	77,100,000	03/28/13	0.8150		0.2400	[8]	—	98,414	98,414
Goldman Sachs International	EUR	4,650,000	10/10/21	1.2040	[3]	2.7950		—	(545,642)	(545,642)
Goldman Sachs International	EUR	2,050,000	10/10/41	2.8550		1.2040	[3]	—	533,761	533,761
JPMorgan Chase Bank	AUD	4,600,000	01/27/21	5.1300	[4]	6.4650		—	5,046	5,046
JPMorgan Chase Bank	CAD	1,950,000	03/11/16	2.7950		1.2914	[5]	—	11,261	11,261
JPMorgan Chase Bank	EUR	4,680,000	12/17/15	1.2040	[3]	2.6375		—	(86,195)	(86,195)
JPMorgan Chase Bank	USD	5,870,000	12/08/15	1.8050		0.3028	[2]	—	94,415	94,415
JPMorgan Chase Bank	USD	119,500,000	11/24/18	0.2520	[9]	0.3028	[2]	—	191,860	191,860
JPMorgan Chase Bank	USD	6,380,000	12/08/20	0.3028	[2]	3.1250		—	(135,301)	(135,301)
JPMorgan Chase Bank	USD	1,570,000	12/08/40	3.9975		0.3028	[2]	—	53,466	53,466
Merrill Lynch International	AUD	245,000	02/15/21	5.1300	[4]	6.6350		—	1,631	1,631
Merrill Lynch International	CAD	5,290,000	12/15/15	2.6770		1.2914	[5]	—	25,043	25,043
Merrill Lynch International	CAD	1,420,000	02/04/21	3.7250		1.2914	[5]	—	(3,674)	(3,674)
Merrill Lynch International	CAD	1,770,000	02/04/31	1.2914	[5]	4.3100		—	3,110	3,110
Merrill Lynch International	CAD	710,000	02/04/41	4.2075		1.2914	[5]	—	(2,764)	(2,764)
Merrill Lynch International	JPY	1,146,000,000	04/26/13	—	[10]	0.4513		—	12,760	12,760

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Merrill Lynch International	JPY	920,000,000	04/26/16	0.7063		—	[10]	—	$(38,485)	$(38,485)
Merrill Lynch International	JPY	239,000,000	04/26/21	—	[10]	1.3338		—	5,681	5,681
Merrill Lynch International	KRW	3,190,000,000	02/11/21	4.8400		—	[7]	—	(16,489)	(16,489)
Merrill Lynch International	USD	119,500,000	11/24/11	0.3028	[2]	0.2520	[9]	—	87,177	87,177
Merrill Lynch International	USD	14,100,000	10/05/13	1.1300		0.3028	[2]	—	98,911	98,911
Merrill Lynch International	USD	11,150,000	10/05/16	0.3028	[2]	2.1300		—	(359,685)	(359,685)
Merrill Lynch International	USD	5,590,000	09/27/21	0.3028	[2]	3.7160		—	(28,204)	(28,204)
Merrill Lynch International	USD	3,100,000	10/05/21	2.9863		0.3028	[2]	—	210,812	210,812
Merrill Lynch International	USD	2,970,000	08/15/29	4.2625		0.3028	[2]	—	(80,315)	(80,315)
Merrill Lynch International	USD	4,080,000	06/15/39	3.6250		0.3028	[2]	—	389,773	389,773
								$(96,017)	$(3,293,052)	$(3,389,069)

1	Payments made or received are based on the notional amount.
2	Rate based on 3 month LIBOR (USD BBA).
3	Rate based on 6 month EURIBOR.
4	Rate based on 6 month BBSW.
5	Rate based on 3 month Canadian Bankers Acceptance.
6	Rate based on 6 month LIBOR (GBP BBA).
7	Rate based on 3 month KORIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of March 31, 2011.
8	Rate based on 6 month LIBOR (CHF BBA).
9	Rate based on 1 month LIBOR (USD BBA).
10	Rate based on 6 month LIBOR (JPY BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of March 31, 2011.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
KORIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Credit default swaps on credit indices — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	3,750,000	06/20/15	5.0000%	—	[3]	$(117,188)	$(191,703)	$(308,891)
Deutsche Bank AG	USD	10,000,000	12/20/12	0.6000	—	[4]	—	(6,635)	(6,635)
Deutsche Bank AG	USD	5,500,000	06/20/15	5.0000	—	[3]	(173,021)	(281,165)	(454,186)
Deutsche Bank AG	USD	14,000,000	12/20/15	5.0000	—	[5]	712,201	(551,851)	160,350
Goldman Sachs International	USD	4,960,000	12/20/13	1.5000	—	[6]	(120,095)	(115,483)	(235,578)
Goldman Sachs International	USD	8,460,000	06/20/14	5.0000	—	[7]	(1,322,463)	(580,673)	(1,903,136)
Goldman Sachs International	USD	12,500,000	12/20/15	5.0000	—	[8]	1,799,306	(1,631,175)	168,131
Merrill Lynch International	EUR	3,750,000	06/20/15	1.0000	—	[9]	12,904	(28,720)	(15,816)
Merrill Lynch International	EUR	14,600,000	12/20/15	1.0000	—	[10]	(63,743)	(30,648)	(94,391)
Merrill Lynch International	USD	2,000,000	12/20/15	1.0000	—	[11]	(93,727)	38,175	(55,552)
							$634,174	$(3,379,878)	$(2,745,704)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.

4

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

5

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 15 Index.

6

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 11 Index.

7

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 12 Index.

8

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 14 Index.

9

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 13 Index.

10

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 14 Index.

11

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the MCDX.NA 15 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Credit default swaps on credit indices — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Citigroup Global Markets Ltd.	USD	9,250,000	06/20/15	—	[4]	5.0000%	$154,966	$472,868	$627,834	3.6930%
Deutsche Bank AG	USD	31,350,000	06/20/15	—	[4]	5.0000	550,802	1,602,641	2,153,443	3.6930
Deutsche Bank AG	USD	13,550,000	06/20/15	—	[4]	5.0000	159,965	692,690	852,655	3.6930
Deutsche Bank AG	USD	9,500,000	07/25/45	—	[5]	0.5400	—	(5,129,876)	(5,129,876)	—
Goldman Sachs International	USD	6,500,000	06/20/15	—	[6]	1.0000	14,442	73,831	88,273	0.7280
Merrill Lynch International	USD	3,100,000	07/25/45	—	[5]	0.5400	—	(1,673,960)	(1,673,960)	—
							$880,175	$(3,961,806)	$(3,081,631)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments received are based on the notional amount.
3

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.

5

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-A Series 6 Index.

6

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 14 Index.

Currency type abbreviation:

USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Credit default swaps on corporate and sovereign issues — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	EUR	1,000,000	12/20/15	1.0000%	—	[3]	$(18,770)	$(6,482)	$(25,252)
Citigroup Global Markets Ltd.	USD	600,000	09/20/14	5.0000	—	[4]	(53,000)	(91,091)	(144,091)
Citigroup Global Markets Ltd.	USD	2,600,000	12/20/14	1.0000	—	[5]	29,397	(47,723)	(18,326)
Deutsche Bank AG	EUR	1,500,000	03/20/14	5.0000	—	[6]	236,056	(220,124)	15,932
Deutsche Bank AG	USD	1,875,000	03/20/14	1.0000	—	[7]	13,542	(16,177)	(2,635)
Deutsche Bank AG	USD	1,895,000	03/20/14	1.0000	—	[8]	16,488	(21,223)	(4,735)
Deutsche Bank AG	USD	3,000,000	12/20/14	1.0000	—	[9]	47,207	(62,384)	(15,177)
Deutsche Bank AG	USD	675,000	03/20/16	1.0000	—	[10]	(9,326)	10,532	1,206
Merrill Lynch International	USD	1,265,000	12/20/13	3.0500	—	[11]	—	(93,774)	(93,774)
Merrill Lynch International	USD	2,740,000	06/20/15	1.0000	—	[12]	53,128	27,132	80,260
Merrill Lynch International	USD	2,740,000	06/20/15	0.2500	—	[13]	(37,017)	39,524	2,507
Merrill Lynch International	USD	600,000	03/20/16	1.0000	—	[14]	2,670	(428)	2,242
							$280,375	$(482,218)	$(201,843)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Saint Gobain Nederland BV 5.000% bond, due 04/25/14.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Textron Financial Corp. 5.125% bond, due 08/15/14.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wells Fargo & Company 0.702% bond, due 10/28/15.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/01/25.
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JPMorgan Chase & Co. 4.750% bond, due 03/01/15.
10	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial Inc. 4.500% bond, due 07/15/13.
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the American Express Co. 4.875% bond, due 07/15/13.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Belgium Kingdom 4.250% bond, due 09/28/14.
13	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the The Government of France 4.250% bond, due 04/25/19.
14	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp. 6.750% bond, due 05/15/18.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2011 (unaudited)

Credit default swaps on corporate and sovereign issues — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Citigroup Global Markets Ltd.	EUR	1,000,000	12/20/15	—	[4]	1.0000%	$47,182	$(11,452)	$35,730	1.1920%
Citigroup Global Markets Ltd.	USD	1,000,000	03/20/15	—	[5]	1.0000	38,346	(8,249)	30,097	1.2230
Credit Suisse International	EUR	4,700,000	12/20/15	—	[6]	0.2500	54,276	(39,284)	14,992	0.3840
Deutsche Bank AG	EUR	1,000,000	03/20/16	—	[7]	5.0000	(190,725)	176,279	(14,446)	2.2210
Deutsche Bank AG	USD	600,000	09/20/11	—	[8]	5.0000	5,929	14,816	20,745	0.1690
Deutsche Bank AG	USD	1,265,000	12/20/13	—	[9]	5.3500	—	159,804	159,804	0.7190
Deutsche Bank AG	USD	1,400,000	12/20/13	—	[10]	4.0800	—	128,503	128,503	0.7200
Deutsche Bank AG	USD	675,000	06/20/15	—	[11]	1.0000	87,610	(188,451)	(100,841)	11.2650
Deutsche Bank AG	USD	1,250,000	03/20/16	—	[12]	1.0000	27,997	(22,379)	5,618	1.3890
Deutsche Bank AG	USD	675,000	03/20/16	—	[5]	1.0000	16,938	(14,572)	2,366	1.4710
Deutsche Bank AG	USD	1,250,000	03/20/16	—	[13]	1.0000	22,358	(12,580)	9,778	1.2210
Deutsche Bank AG	USD	450,000	03/20/16	—	[14]	1.0000	61,944	(81,201)	(19,257)	5.6900
JP Morgan Chase Bank	EUR	800,000	03/20/16	—	[15]	1.0000	42,378	(60,454)	(18,076)	2.2170
Merrill Lynch International	EUR	800,000	03/20/16	—	[16]	1.0000	32,382	(32,363)	19	1.6460
Merrill Lynch International	USD	600,000	09/20/14	—	[17]	5.0000	13,250	68,072	81,322	1.6440
Merrill Lynch International	USD	600,000	03/20/16	—	[18]	1.0000	3,070	(1,542)	1,528	1.0610
Morgan Stanley	USD	500,000	12/20/15	—	[5]	1.0000	20,390	(9,122)	11,268	1.2660
Morgan Stanley	USD	5,250,000	03/20/16	—	[19]	1.0000	(64,257)	15,147	(49,110)	0.9450
							$219,068	$80,972	$300,040

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxembourg SA. 4.375% bond due 12/09/14.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife, Inc. 5.000% bond due 06/15/15.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the United States Treasury Notes. 4.875% bond due 08/15/16.
7	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
8	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the BP Capital Markets America, Inc. 4.200% bond due 06/15/18.
9	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 6.000% bond, due 06/15/12.
10	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Morgan Stanley, 6.600% bond due 04/01/12.
11	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hellenic Republic, 5.900% bond,due 10/22/22.
12	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond,due 03/15/18.
13	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond,due 09/01/25.
14	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Portugal Obrigacoes do Tesouro OT 5.450% bond,due 09/23/13.
15	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Renault SA 2.647% bond,due 08/04/14.
16	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond,due 12/08/14.
17	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bombardier Inc. 6.750% bond, due 05/01/12.
18	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers Cos Inc. 5.900% bond, due 06/02/19.
19	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund
Portfolio of investments – March 31, 2011 (unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$301,080,429	$219,403	$—	$301,299,832
Common stocks sold short	(98,548,092)	(19,421)	—	(98,567,513)
Preferred stocks	3,865,107	—	—	3,865,107
Corporate bonds	—	24,056,487	—	24,056,487
Asset-backed securities	—	2,244,841	824,300	3,069,141
Collateralized debt obligations	—	—	6,802,816	6,802,816
Commercial mortgage-backed securities	—	6,083,784	—	6,083,784
Mortgage & agency debt securities	—	3,443,149	—	3,443,149
Municipal bonds	—	2,274,067	—	2,274,067
US government obligation	—	1,484,045	—	1,484,045
Non-US government obligation	—	206,798	—	206,798
Investment companies	—	69,091,750	—	69,091,750
Short-term investment	—	57,478,962	—	57,478,962
Options purchased	1,356,700	627,242	—	1,983,942
Investment of cash collateral from securities loaned	—	9,846,812	—	9,846,812
Other financial instruments[1]	(1,403,415)	(17,668,512)	—	(19,071,927)
Total	$206,350,729	$159,369,407	$7,627,116	$373,347,252

1                                          Other financial instruments include open futures contracts, swap agreements, options written and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stock	Asset-backed securities	Collateralized debt obligations	Total
Assets
Beginning balance	$0	$766,614	$9,334,600	$10,101,214
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	(6,573)	—	(14,957,101)	(14,963,674)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	16,290	42,783	59,073
Total realized gain (loss)	(1,597,897)	(3,863)	(12,700,242)	(14,302,002)
Net change in unrealized appreciation/depreciation	1,604,470	45,259	25,082,776	26,732,505
Net transfers into Level 3	—	—	—	—
Net transfers out of Level 3	—	—	—	—
Ending balance	$—	$824,300	$6,802,816	$7,627,116

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $7,840,637.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	1.20%
Air freight & logistics	0.52
Airlines	0.44
Auto components	0.28
Automobiles	0.63
Beverages	0.61
Biotechnology	0.37
Building products	0.27
Capital markets	1.55
Chemicals	1.34
Commercial banks	2.94
Communications equipment	1.32
Computers & peripherals	2.07
Construction & engineering	0.24
Construction materials	0.28
Distributors	0.02
Diversified consumer services	0.14
Diversified financial services	1.67
Diversified telecommunication services	0.53
Electric utilities	1.46
Electrical equipment	0.15
Electronic equipment, instruments & components	0.10
Energy equipment & services	1.42
Food & staples retailing	1.13
Food products	0.58
Health care equipment & supplies	0.94
Health care providers & services	1.00
Health care technology	0.05
Hotels, restaurants & leisure	1.50
Household durables	0.23
Household products	0.87
Industrial conglomerates	0.20
Insurance	1.93
Internet & catalog retail	0.93
Internet software & services	1.12
IT services	0.54
Leisure equipment & products	0.12
Life sciences tools & services	0.29
Machinery	1.74
Media	1.66
Metals & mining	1.32
Office electronics	0.19
Oil, gas & consumable fuels	4.78
Personal products	0.57
Pharmaceuticals	2.54
Professional services	0.24
Real estate management & development	0.26
Road & rail	0.95
Semiconductors & semiconductor equipment	0.72
Software	1.91
Specialty retail	0.54
Textiles, apparel & luxury goods	0.19
Tobacco	0.22
Trading companies & distributors	0.53
Wireless telecommunication services	0.87
Total common stocks	50.21%
Preferred stock	0.21
Bonds
Corporate bonds
Commercial banks	0.10
Diversified financial services	0.18

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Wireless telecommunication services	0.03%
Total corporate bonds	0.31%
Mortgage & agency debt securities	0.11
US government obligations	6.73
Non-US government obligations	2.91
Supranational bond	0.04
Total bonds	10.10%
Investment companies
UBS Credit Bond Relationship Fund	4.31
UBS Emerging Markets Equity Relationship Fund	3.76
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	15.75
UBS Global Corporate Bond Relationship Fund	4.30
UBS High Yield Relationship Fund	4.37
UBS Small-Cap Equity Relationship Fund	2.22
Total investment companies	34.71%
Warrants	0.11
Short-term investment	3.08
Investment of cash collateral from securities loaned	0.43
Total investments	98.85%
Cash and other assets, less liabilities	1.15
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Common stocks—50.21%
Argentina—0.05%
MercadoLibre, Inc.	8,100	$661,203

Australia—0.51%
National Australia Bank Ltd.	86,157	2,303,661
Orica Ltd.	106,317	2,899,882
Qantas Airways Ltd.*	794,466	1,791,428
Total Australia common stocks		6,994,971

Belgium—0.19%
Anheuser-Busch InBev NV	45,495	2,591,593

Brazil—0.45%
Banco Bradesco SA ADR	6,764	140,353
Cia de Bebidas das Americas ADR	18,700	529,397
Cosan Ltd., Class A	45,800	590,820
Diagnosticos da America SA	31,000	398,738
Embraer SA ADR	14,000	471,800
Itau Unibanco Holding SA ADR	5,580	134,199
Odontoprev SA	7,000	114,391
Petroleo Brasileiro SA ADR	61,900	2,502,617
Porto Seguro SA	13,500	228,218
Vale SA ADR	31,100	1,037,185
Total Brazil common stocks		6,147,718

Canada—1.69%
Canadian Oil Sands Ltd.	73,000	2,459,938
Petrobank Energy & Resources Ltd.*	79,500	1,680,201
Petrominerales Ltd.[1]	74,858	2,836,805
Potash Corp. of Saskatchewan, Inc.	34,200	2,015,406
Research In Motion Ltd.*	41,700	2,358,340
Royal Bank of Canada	55,000	3,403,249
Suncor Energy, Inc.	105,700	4,740,170
Teck Resources Ltd., Class B	67,500	3,577,953
Total Canada common stocks		23,072,062

China—2.06%
Agile Property Holdings Ltd.	322,000	507,514
AIA Group Ltd.*	960,317	2,956,797
Baidu, Inc. ADR*	31,800	4,382,358
BBMG Corp., H Shares	561,500	916,758
China Liansu Group Holdings Ltd.*1	1,091,000	938,323
China Oilfield Services Ltd., H Shares	388,000	877,902
Chongqing Machinery & Electric Co., Ltd., H Shares	1,636,000	557,353
CNOOC Ltd.	432,000	1,088,532
CSR Corp. Ltd., H Shares	695,000	711,212
Focus Media Holding Ltd. ADR*	85,800	2,631,486
Hidili Industry International Development Ltd.	431,000	380,658
Industrial & Commercial Bank of China, H Shares	743,000	617,053
International Mining Machinery Holdings Ltd.*	335,000	293,718
Jardine Matheson Holdings Ltd.	49,600	2,209,184
Melco Crown Entertainment Ltd. ADR*1	168,700	1,282,120
MIE Holdings Corp.*	445,985	212,714
New World Development Ltd.	1,372,000	2,423,495
PetroChina Co., Ltd., H Shares	354,000	536,105
Renesola Ltd. ADR*	12,000	126,600
Sina Corp.*	20,800	2,226,432
Tencent Holdings Ltd.	31,500	767,399
Xingda International Holdings Ltd.	1,008,000	942,099

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
China—(concluded)
Yanzhou Coal Mining Co., Ltd., H Shares	172,000	$625,772
Total China common stocks		28,211,584

Cyprus—0.04%
Globaltrans Investment PLC GDR[2]	29,336	539,489

Denmark—0.22%
FLSmidth & Co. A/S	35,315	3,008,474

Finland—0.20%
Sampo Oyj, Class A	85,920	2,740,949

France—0.50%
BNP Paribas	56,419	4,126,581
Carrefour SA	61,985	2,744,282
Total France common stocks		6,870,863

Germany—1.60%
Allianz SE	21,865	3,068,650
Bayer AG	33,467	2,591,544
Beiersdorf AG	42,408	2,588,233
E.ON AG	98,919	3,021,052
Fresenius Medical Care AG & Co. KGaA	42,037	2,823,251
HeidelbergCement AG	40,490	2,828,093
MAN SE	16,147	2,013,751
Metro AG	44,139	3,016,031
Total Germany common stocks		21,950,605

India—0.16%
ICICI Bank Ltd. ADR	7,100	353,793
Infosys Technology Ltd. ADR	9,900	709,830
Reliance Industries Ltd. GDR[3]	10,694	507,110
Tata Motors Ltd. ADR[1]	22,500	625,275
Total India common stocks		2,196,008

Indonesia—0.02%
Harum Energy Tbk PT*	231,000	237,433

Ireland—0.55%
Covidien PLC	95,300	4,949,882
Ryanair Holdings PLC ADR	51,800	1,440,040
Seagate Technology PLC*	78,500	1,130,400
Total Ireland common stocks		7,520,322

Italy—0.25%
Fiat Industrial SpA*	235,853	3,385,961

Japan—2.68%
Asahi Glass Co., Ltd.	222,000	2,791,681
Canon, Inc.	60,600	2,637,317
ITOCHU Corp.	221,600	2,320,433
Kao Corp.	76,000	1,895,888
KDDI Corp.	437	2,705,638
Mitsubishi Corp.	153,000	4,247,139
Nissan Motor Co., Ltd.	360,100	3,194,924
ORIX Corp.[1]	32,150	3,010,922
Sankyo Co., Ltd.	32,700	1,676,671
Shin-Etsu Chemical Co., Ltd.	41,700	2,072,968
Sony Financial Holdings, Inc.	144,000	2,856,456
Sumitomo Mitsui Financial Group, Inc.	94,600	2,941,039
THK Co., Ltd.	110,100	2,769,046
Tokio Marine Holdings, Inc.	58,400	1,561,452
Total Japan common stocks		36,681,574

Kazakhstan—0.03%
Eurasian Natural Resources Corp.	29,453	442,482

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Luxembourg—0.18%
ArcelorMittal	67,313	$2,434,983

Malaysia—0.18%
Axiata Group Bhd*	487,200	770,512
KNM Group Bhd	940,200	856,773
Malayan Banking Bhd	277,800	821,820
Total Malaysia common stocks		2,449,105

Mexico—0.05%
America Movil SAB de CV ADR, Series L	8,400	488,040
Wal-Mart de Mexico SAB de CV	84,000	251,623
Total Mexico common stocks		739,663

Netherlands—0.44%
ASML Holding NV	68,291	3,009,921
Wolters Kluwer NV	128,393	3,002,316
Total Netherlands common stocks		6,012,237

Norway—0.65%
Petroleum Geo-Services ASA*	160,039	2,565,428
Statoil ASA	74,820	2,074,030
Telenor ASA	255,398	4,202,562
Total Norway common stocks		8,842,020

Peru—0.02%
Credicorp Ltd.	2,500	262,325

Philippines—0.13%
Alliance Global Group, Inc.	2,585,000	709,982
Megaworld Corp.	10,755,000	522,881
Metropolitan Bank & Trust*	411,312	608,438
Total Philippines common stocks		1,841,301

Russia—0.33%
Gazprom OAO ADR	40,466	1,309,884
Lukoil OAO ADR	7,019	501,086
Mechel OAO ADR[1]	44,100	1,357,839
United Co. RUSAL PLC*	318,000	549,450
Uralkali GDR[2]	19,311	800,827
Total Russia common stocks		4,519,086

Singapore—0.16%
DBS Group Holdings Ltd.	188,280	2,186,767

South Africa—0.21%
African Bank Investments Ltd.	103,448	578,942
Barloworld Ltd.	55,953	617,840
Imperial Holdings Ltd.	14,902	251,561
Sasol Ltd.	12,747	737,668
Shoprite Holdings Ltd.	48,407	742,527
Total South Africa common stocks		2,928,538

South Korea—0.50%
Cheil Industries, Inc.	5,547	589,111
Doosan Infracore Co., Ltd.*	9,870	274,879
Duksan Hi-Metal Co., Ltd*	5,784	133,402
Hyundai Engineering & Construction Co., Ltd.	3,393	244,975
Hyundai Heavy Industries Co., Ltd.	1,737	820,244
Hyundai Mobis	803	239,740
Hyundai Motor Co.	9,582	1,773,231
KB Financial Group, Inc.	9,244	484,553
KIWOOM Securities Co., Ltd.*	11,737	635,560
LG Chem Ltd.	3,459	1,450,513
SFA Engineering Corp.	3,914	244,056
Total South Korea common stocks		6,890,264

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Spain—0.19%
Acciona SA	24,111	$2,620,164

Switzerland—0.95%
Credit Suisse Group AG	66,617	2,830,769
Novartis AG	77,176	4,186,073
Roche Holding AG	18,214	2,601,717
SGS SA	1,879	3,344,763
Total Switzerland common stocks		12,963,322

Taiwan—0.26%
Chinatrust Financial Holding Co., Ltd.	297,000	252,495
Formosa Chemicals & Fibre Corp.	189,000	716,627
Largan Precision Co., Ltd.	19,000	514,308
Powertech Technology, Inc.	35,000	109,619
Taishin Financial Holding Co., Ltd*	430,000	243,467
Uni-President Enterprises Corp.	506,600	694,268
Wintek Corp.*	339,000	600,612
Yuanta Financial Holding Co., Ltd.	667,000	479,725
Total Taiwan common stocks		3,611,121

Thailand—0.15%
Bangkok Bank PCL	138,600	791,218
CP ALL PCL	190,600	252,075
Thanachart Capital PCL	370,400	398,016
Tisco Financial Group PCL NVDR	443,000	571,235
Total Thailand common stocks		2,012,544

Turkey—0.02%
Turkiye Garanti Bankasi AS	70,399	329,187

United Kingdom—3.27%
Barclays PLC	596,358	2,655,258
BP PLC	727,170	5,296,029
Carnival PLC	71,733	2,821,616
Cobham PLC	356,158	1,315,245
Ensco PLC ADR	39,100	2,261,544
GlaxoSmithKline PLC	151,466	2,890,268
Imperial Tobacco Group PLC	95,952	2,966,158
Lloyds Banking Group PLC*	3,332,362	3,105,361
Man Group PLC	600,112	2,367,278
Prudential PLC	250,631	2,840,570
Rio Tinto PLC	69,546	4,885,462
Sage Group PLC	575,132	2,565,825
Scottish & Southern Energy PLC	96,939	1,960,975
Tullow Oil PLC	98,715	2,293,033
Vodafone Group PLC	1,594,801	4,515,540
Total United Kingdom common stocks		44,740,162

United States—31.32%
Acorda Therapeutics, Inc.*	38,987	904,498
Adobe Systems, Inc.*	183,400	6,081,544
Aflac, Inc.	80,800	4,264,624
Agilent Technologies, Inc.*	69,400	3,107,732
Alexion Pharmaceuticals, Inc.*	13,200	1,302,576
Allergan, Inc.	95,900	6,810,818
Amazon.com, Inc.*	47,800	8,610,214
American Electric Power Co., Inc.	112,600	3,956,764
Amgen, Inc.*	30,200	1,614,190
Amylin Pharmaceuticals, Inc.*1	32,700	371,799
Anadarko Petroleum Corp.	29,200	2,392,064
Apollo Group, Inc., Class A*	46,800	1,952,028
Apple, Inc.*	48,000	16,725,600
AT&T, Inc.	100,400	3,072,240
Autodesk, Inc.*	56,100	2,474,571

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(continued)
Avon Products, Inc.	123,000	$3,325,920
Baker Hughes, Inc.	38,900	2,856,427
Bank of New York Mellon Corp.	124,002	3,703,940
Baxter International, Inc.	55,100	2,962,727
Bio-Rad Laboratories, Inc., Class A*	6,300	756,882
Boeing Co.	63,800	4,716,734
Boston Scientific Corp.*	126,700	910,973
Broadcom Corp., Class A	41,900	1,650,022
C.H. Robinson Worldwide, Inc.	39,900	2,957,787
Carnival Corp.	121,600	4,664,576
Celanese Corp., Series A	82,600	3,664,962
Cimarex Energy Co.	13,600	1,567,264
Cisco Systems, Inc.	191,000	3,275,650
Citigroup, Inc.*	1,496,800	6,615,856
CME Group, Inc.	12,100	3,648,755
Colgate-Palmolive Co.	45,000	3,634,200
Comcast Corp., Class A	254,700	6,296,184
Concho Resources, Inc.*	26,900	2,886,370
CONSOL Energy, Inc.	42,300	2,268,549
Crown Castle International Corp.*	80,400	3,421,020
CVS Caremark Corp.	81,500	2,797,080
Danaher Corp.	52,500	2,724,750
Discovery Communications, Inc., Class A*	58,500	2,334,150
Edison International	25,500	933,045
EMC Corp.*	211,700	5,620,635
Emdeon, Inc.,, Class A*	39,100	629,901
EOG Resources, Inc.	36,000	4,266,360
Express Scripts, Inc.*	40,900	2,274,449
Exxon Mobil Corp.	158,800	13,359,844
FedEx Corp.	44,000	4,116,200
FirstEnergy Corp.	111,100	4,120,699
FMC Technologies, Inc.*	21,900	2,069,112
Fortune Brands, Inc.	50,800	3,144,012
Freeport-McMoRan Copper & Gold, Inc.	42,600	2,366,430
GameStop Corp., Class A*1	121,200	2,729,424
General Dynamics Corp.	52,400	4,011,744
General Motors Co.*	121,300	3,763,939
Goldman Sachs Group, Inc.	37,500	5,942,625
Google, Inc., Class A*	12,300	7,210,383
HCA Holdings, Inc.*	43,359	1,468,569
Hertz Global Holdings, Inc.*	265,800	4,154,454
Hess Corp.	39,500	3,365,795
Hewlett-Packard Co.	119,100	4,879,527
Illinois Tool Works, Inc.	105,000	5,640,600
International Game Technology	215,400	3,495,942
Intersil Corp., Class A	172,300	2,145,135
Johnson & Johnson	122,500	7,258,125
Johnson Controls, Inc.	85,600	3,558,392
JPMorgan Chase & Co.	188,200	8,676,020
Juniper Networks, Inc.*	43,100	1,813,648
Kellogg Co.	79,200	4,275,216
Kraft Foods, Inc., Class A	77,600	2,433,536
Kroger Co.	210,900	5,055,273
Las Vegas Sands Corp.*	76,300	3,221,386
Lowe’s Cos., Inc.	176,100	4,654,323
MasterCard, Inc., Class A	6,520	1,641,214
McDonald’s Corp.	65,300	4,968,677
Medtronic, Inc.	101,900	4,009,765
Merck & Co., Inc.	178,300	5,885,683
MetLife, Inc.	127,900	5,720,967
Microsoft Corp.	183,300	4,648,488

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
United States—(concluded)
Morgan Stanley	194,500	$5,313,740
National Semiconductor Corp.	183,900	2,637,126
NextEra Energy, Inc.	62,600	3,450,512
NIKE, Inc., Class B	33,600	2,543,520
Noble Corp.	143,800	6,560,156
Norfolk Southern Corp.	69,500	4,814,265
Oracle Corp.	126,500	4,221,305
PACCAR, Inc.	29,250	1,531,238
Pall Corp.	22,300	1,284,703
Parker Hannifin Corp.	20,400	1,931,472
PepsiCo, Inc.	81,100	5,223,651
Pharmasset, Inc.*	7,900	621,809
Praxair, Inc.	14,400	1,463,040
Precision Castparts Corp.	20,700	3,046,626
Priceline.com, Inc.*	8,200	4,152,808
Procter & Gamble Co.	133,200	8,205,120
QUALCOMM, Inc.	149,000	8,169,670
Red Hat, Inc.*	32,900	1,493,331
Riverbed Technology, Inc.*	64,500	2,428,425
Roper Industries, Inc.	23,200	2,005,872
Ryder System, Inc.	37,300	1,887,380
Salesforce.com, Inc.*	9,300	1,242,294
Schlumberger Ltd.	16,100	1,501,486
Sherwin-Williams Co.	32,700	2,746,473
Southwest Airlines Co.	217,100	2,741,973
Symantec Corp.*	188,000	3,485,520
Teradata Corp.*	65,500	3,320,850
Time Warner, Inc.	93,500	3,337,950
Ultra Petroleum Corp.*	113,000	5,565,250
Union Pacific Corp.	16,700	1,642,111
United Technologies Corp.	37,300	3,157,445
UnitedHealth Group, Inc.	144,400	6,526,880
US Bancorp	197,200	5,211,996
Viacom, Inc., Class B	113,100	5,261,412
Visa, Inc., Class A	25,000	1,840,500
Watson Pharmaceuticals, Inc.*	44,900	2,514,849
Wells Fargo & Co.	275,500	8,733,350
Total United States common stocks		428,627,685
Total common stocks (cost $568,233,492)		687,263,765

Preferred stock—0.21%
Germany—0.21%
Volkswagen AG, Preference shares (cost $1,614,796)	17,314	2,808,306

	Face amount
Bonds—10.10%
Corporate bonds—0.31%
Austria—0.07%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	635,000	917,918
France—0.01%
Societe Generale,
3.750%, due 08/21/14	100,000		143,015
Netherlands—0.01%
Rabobank Nederland NV,
4.125%, due 01/14/20	100,000		138,598

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Switzerland—0.01%
Credit Suisse/London,
4.750%, due 08/05/19	EUR	100,000	$143,765

United Kingdom—0.17%
Barclays Bank PLC,
4.875%, due 08/13/19		120,000	168,670
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	100,000	169,792
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12		600,000	992,910
Royal Bank of Scotland PLC,
5.375%, due 09/30/19	EUR	150,000	205,482
Vodafone Group PLC,
3.625%, due 11/29/12		280,000	404,268
Wellcome Trust Finance,
4.750%, due 05/28/21	GBP	215,000	355,512
Total United Kingdom corporate bonds			2,296,634

United States—0.04%
Citigroup, Inc.,
5.500%, due 11/18/15		100,000	168,978
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	209,081
Morgan Stanley,
5.500%, due 10/02/17		125,000	179,126
Total United States corporate bonds			557,185
Total corporate bonds (cost $4,108,259)			4,197,115

Mortgage & agency debt securities—0.11%
United States—0.11%
Federal Home Loan Mortgage Corp. Gold Pools, #G00194,
7.500%, due 02/01/24[4]		$61,003	70,204
Government National Mortgage Association, Series 2001-35, Class AZ,
6.500%, due 08/20/31		1,278,469	1,369,912
Total mortgage & agency debt securities (cost $2,181,348)			1,440,116

US government obligations—6.73%
US Treasury Bonds,
4.250%, due 11/15/40		7,265,000	6,948,290
5.375%, due 02/15/31		1,500,000	1,715,391
6.125%, due 11/15/27		1,700,000	2,100,030
6.250%, due 08/15/23		3,500,000	4,346,562
8.000%, due 11/15/21		1,960,000	2,737,262
US Treasury Notes,
0.625%, due 01/31/13[1]		27,765,000	27,715,106
0.625%, due 02/28/13[1]		10,570,000	10,543,987
2.000%, due 01/31/16[1]		870,000	863,679
2.125%, due 02/29/16[1]		1,810,000	1,804,344
2.500%, due 04/30/15[1]		6,225,000	6,394,731
2.625%, due 04/30/16		14,000,000	14,247,184
3.125%, due 04/30/17		8,000,000	8,222,496
3.625%, due 02/15/21[1]		4,430,000	4,492,990
Total US government obligations (cost $91,989,576)			92,132,052

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Non-US government obligations—2.91%
Australia—0.02%
Government of Australia,
4.500%, due 10/21/14	AUD	225,000	$228,195

Austria—0.08%
Government of Austria,
4.150%, due 03/15/37[3]	EUR	785,000	1,097,294

Belgium—0.15%
Government of Belgium,
3.500%, due 03/28/15		1,415,000	2,024,208

Canada—0.09%
Government of Canada,
3.750%, due 06/01/19	CAD	170,000	182,062
5.250%, due 06/01/12		935,000	1,006,338
			1,188,400
Denmark—0.05%
Government of Denmark,
4.000%, due 11/15/17	DKK	3,600,000	720,347

Finland—0.07%
Government of Finland,
4.375%, due 07/04/19	EUR	667,000	1,004,919

France—0.14%
Government of France,
4.000%, due 04/25/14		680,000	1,011,303
4.000%, due 04/25/55		630,000	855,881
			1,867,184
Germany—1.17%
Bundesobligation,
2.250%, due 04/10/15		830,000	1,168,866
4.000%, due 04/13/12		1,155,000	1,680,161
4.000%, due 10/11/13		315,000	468,877
Bundesrepublik Deutschland,
3.750%, due 01/04/19		925,000	1,363,045
4.000%, due 01/04/37		1,230,000	1,776,938
5.000%, due 07/04/12		210,000	310,353
Bundesschatzanweisungen,
0.500%, due 06/15/12		3,750,000	5,254,446
1.000%, due 03/16/12		905,000	1,279,232
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		970,000	1,429,049
5.500%, due 06/05/14	AUD	420,000	433,972
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	EUR	600,000	865,772
			16,030,711
Ireland—0.02%
Government of Ireland,
3.900%, due 03/05/12		170,000	234,901

Italy—0.34%
Buoni Poliennali Del Tesoro,
3.750%, due 08/01/21		1,165,000	1,523,330
4.000%, due 02/01/17		1,330,000	1,880,522
5.000%, due 08/01/34		980,000	1,294,692
			4,698,544
Mexico—0.05%
Mexican Bonos, Series M,
8.000%, due 06/11/20	MXN	8,500,000	739,124

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Netherlands—0.07%
Government of Netherlands,
4.250%, due 07/15/13	EUR	645,000	$960,622

Spain—0.15%
Government of Spain,
3.900%, due 10/31/12		630,000	905,157
4.000%, due 04/30/20		765,000	1,002,304
4.200%, due 01/31/37		105,000	113,810
			2,021,271
Sweden—0.03%
Government of Sweden,
6.750%, due 05/05/14	SEK	2,320,000	409,939

United Kingdom—0.48%
UK Gilts,
2.000%, due 01/22/16	GBP	1,355,000	2,111,545
2.750%, due 01/22/15		1,035,000	1,689,918
4.250%, due 12/07/49		1,045,000	1,662,676
4.750%, due 12/07/38		680,000	1,162,656
			6,626,795
Total Non-US government obligations (cost $38,768,871)			39,852,454

Supranational bond—0.04%
European Investment Bank,
5.375%, due 10/15/12 (cost $541,793)	EUR	390,000	581,608
Total bonds (cost $137,589,847)			138,203,345

	Shares
Investment companies—34.71%
UBS Credit Bond Relationship Fund*5	4,122,673	59,062,645
UBS Emerging Markets Equity Relationship Fund*5	1,266,080	51,407,908
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*5	14,761,707	215,593,252
UBS Global Corporate Bond Relationship Fund*5	5,351,787	58,831,119
UBS High Yield Relationship Fund*5	2,171,223	59,860,396
UBS Small-Cap Equity Relationship Fund*5	514,661	30,413,719
Total investment companies (cost $342,431,782)		475,169,039

Number of warrants
Warrants—0.11%
India—0.00%[6]
India Infoline Ltd., strike @ USD 0.000001, expires 09/21/20*	48,193	80,132

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Number of warrants	Value
Russia—0.11%
Aeroflot - Russian Airlines OJSC, strike @ USD 0.00001, expires 04/08/13*	95,053	$243,335
Sberbank of Russia, strike @ USD 0.00001, expires 11/05/12*	326,999	1,228,859
Total Russia warrants		1,472,194
Total warrants (cost $1,335,870)		1,552,326

	Shares
Short-term investment—3.08%
Investment company—3.08%
UBS Cash Management Prime Relationship Fund[5] (cost $42,142,411)	42,142,411	42,142,411

Investment of cash collateral from securities loaned—0.43%
UBS Private Money Market Fund LLC[5] (cost $5,912,619)	5,912,619	5,912,619
Total investments— 98.85% (cost $1,099,260,817)		1,353,051,811
Cash and other assets, less liabilities—1.15%		15,729,988
Net assets— 100.00%		$1,368,781,799

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$264,643,294
Gross unrealized depreciation	(10,852,300)
Net unrealized appreciation of investments	$253,790,994

*              Non-income producing security.

1              Security, or portion thereof, was on loan at March 31, 2011.

2              Security exempt from registration pursuant to Regulation S under the Securities Act of 1933.

Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $1,340,316 or 0.10% of net assets.

3              Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $1,604,404 or 0.12% of net assets.

4              On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5              The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$17,046,965	$323,479,760	$298,384,314	$—	$—	$42,142,411	$71,214
UBS Private Money Market Fund LLC[a]	10,789,467	126,887,457	131,764,305	—	—	5,912,619	93,243
UBS Credit Bond Relationship Fund	74,925,815	—	19,500,000	4,140,119	(503,289)	59,062,645	—
UBS Emerging Markets Equity Relationship Fund	62,461,477	2,700,000	30,000,000	15,017,800	1,228,631	51,407,908	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	193,561,579	—	33,000,000	8,251,307	46,780,366	215,593,252	—
UBS Global Corporate Bond Relationship Fund	116,724,130	—	62,900,000	4,784,229	222,760	58,831,119	—
UBS High Yield Relationship Fund	37,881,974	20,000,000	5,000,000	1,719,872	5,258,550	59,860,396	—
UBS Small-Cap Equity Relationship Fund	31,361,478	—	10,000,000	2,794,596	6,257,645	30,413,719	—
	$544,752,885	$473,067,217	$590,548,619	$36,707,923	$59,244,663	$523,224,069	$164,457

a              The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

6              Amount represents less than 0.005%.

ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non voting depository receipt
OJSC	Open joint stock company
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	CHF	5,690,000	USD	6,077,761	06/20/11	$(120,294)
Barclays Bank PLC	HKD	91,375,000	USD	11,737,014	06/20/11	(18,094)
Barclays Bank PLC	JPY	862,000,000	USD	10,561,655	06/20/11	193,364
Barclays Bank PLC	USD	6,095,347	CHF	5,690,000	06/20/11	102,708
Goldman Sachs International	EUR	4,840,000	USD	6,804,120	06/20/11	(44,641)
Goldman Sachs International	USD	6,450,253	CAD	6,275,000	06/20/11	11,137
Goldman Sachs International	USD	4,540,592	NOK	25,890,000	06/20/11	120,897
Goldman Sachs International	USD	38,730,523	SEK	249,930,000	06/20/11	704,857
Goldman Sachs International	USD	30,582,262	SGD	39,030,000	06/20/11	385,490
JPMorgan Chase Bank	GBP	2,175,000	USD	3,526,441	06/20/11	40,996
JPMorgan Chase Bank	USD	20,036,309	KRW	22,625,000,000	06/20/11	485,041
JPMorgan Chase Bank	USD	15,898,970	MXN	195,640,000	06/20/11	431,924
JPMorgan Chase Bank	USD	14,402,884	PLN	41,980,000	06/20/11	282,305
JPMorgan Chase Bank	USD	18,682,635	TWD	546,000,000	06/20/11	(83,611)
Morgan Stanley & Co. Inc.	CAD	15,390,000	USD	15,520,371	06/20/11	(326,769)
Morgan Stanley & Co. Inc.	EUR	10,235,000	CAD	13,765,466	06/20/11	(308,515)
Morgan Stanley & Co. Inc.	EUR	7,240,000	USD	9,925,497	06/20/11	(319,344)
Morgan Stanley & Co. Inc.	NOK	54,550,000	USD	9,622,678	06/20/11	(199,036)
Morgan Stanley & Co. Inc.	USD	102,891,047	JPY	8,514,800,000	06/20/11	(473,508)
Net unrealized appreciation on forward foreign currency contracts						$864,907

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 55 contracts (USD)	June 2011	$(6,519,992)	$(6,546,719)	$(26,727)
Index futures buy contracts:
DAX Index, 168 contracts (EUR)	June 2011	40,667,776	42,132,931	1,465,155
Dow Jones EURO STOXX 50 Index, 1,701 contracts (EUR)	June 2011	64,557,976	68,559,091	4,001,115
FTSE 100 Index, 220 contracts (GBP)	June 2011	20,190,120	20,767,813	577,693
Topix Index, 122 contracts (JPY)	June 2011	13,734,054	12,701,611	(1,032,443)
Index futures sell contracts:
OMX Stockholm 30 Index, 2,374 contracts (SEK)	April 2011	(39,161,942)	(42,171,890)	(3,009,948)
Russell 2000 Mini Index, 710 contracts (USD)	June 2011	(56,750,481)	(59,760,700)	(3,010,219)
S&P 500 Index, 135 contracts (USD)	June 2011	(8,782,796)	(8,916,750)	(133,954)
S&P Toronto Stock Exchange 60 Index, 42 contracts (CAD)	June 2011	(6,775,618)	(6,994,657)	(219,039)
Interest rate futures buy contracts:
Euro-Bund, 131 contracts (EUR)	June 2011	22,538,875	22,516,020	(22,855)
Long Gilt, 30 contracts (GBP)	June 2011	5,576,000	5,638,923	62,923
Net unrealized depreciation on futures contracts				$(1,348,299)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2011 (unaudited)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$687,263,765	$—	$—	$687,263,765
Preferred stock	2,808,306	—	—	2,808,306
Corporate bonds	—	4,197,115	—	4,197,115
Mortgage & agency debt securities	—	1,440,116	—	1,440,116
US government obligations	—	92,132,052	—	92,132,052
Non-US government obligations	—	39,852,454	—	39,852,454
Supranational bond	—	581,608	—	581,608
Investment companies	—	475,169,039	—	475,169,039
Warrants	—	1,552,326	—	1,552,326
Short-term investment	—	42,142,411	—	42,142,411
Investment of cash collateral from securities loaned	—	5,912,619	—	5,912,619
Other financial instruments[1]	(1,348,299)	864,907	—	(483,392)
Total	$688,723,772	$663,844,647	$—	$1,352,568,419

1        Other financial instruments include futures contracts and forward foreign currency contracts.

UBS Global Frontier Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Diversified financial services	0.42%
Total corporate bonds	0.42%
US government obligations	1.81
Non-US government obligations	6.38
Total bonds	8.61%
Investment companies
UBS Credit Bond Relationship Fund	6.05
UBS Emerging Markets Equity Relationship Fund	11.30
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	11.61
UBS Global Corporate Bond Relationship Fund	6.06
UBS High Yield Relationship Fund	6.50
UBS International Equity Relationship Fund	11.08
UBS U.S. Large Cap Equity Relationship Fund	17.12
UBS U.S. Large Cap Growth Equity Relationship Fund	8.92
Total investment companies	78.64%
Short-term investment	8.58
Total investments	95.83%
Cash and other assets, less liabilities	4.17
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Bonds—8.61%
Corporate bonds—0.42%
Austria—0.26%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	130,000	$187,920

United Kingdom—0.16%
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12	GBP	70,000	115,840
Total corporate bonds (cost $290,843)			303,760

US government obligations—1.81%
US Treasury Bonds,
4.250%, due 11/15/40		$120,000	114,769
6.250%, due 08/15/23		70,000	86,931
6.625%, due 02/15/27		105,000	135,909
US Treasury Notes,
0.625%, due 01/31/13[1]		385,000	384,308
0.625%, due 02/28/13[1]		105,000	104,742
0.875%, due 01/31/12[1]		30,000	30,149
2.000%, due 01/31/16[1]		45,000	44,673
2.125%, due 02/29/16[1]		95,000	94,703
2.500%, due 04/30/15[1]		170,000	174,635
4.625%, due 07/31/12		120,000	126,624
Total US government obligations (cost $1,278,808)			1,297,443

Non-US government obligations—6.38%
Austria—0.06%
Republic of Austria,
4.350%, due 03/15/19[2]	EUR	30,000	44,733

Belgium—0.32%
Kingdom of Belgium,
3.500%, due 03/28/15		160,000	228,886

Canada—0.19%
Government of Canada,
5.250%, due 06/01/12	CAD	125,000	134,537

Denmark—0.10%
Government of Denmark,
4.000%, due 11/15/17	DKK	370,000	74,036

France—0.48%
Government of France,
4.250%, due 10/25/17	EUR	190,000	284,526
4.750%, due 04/25/35		40,000	61,454
			345,980
Germany—2.51%
Bundesrepublik Deutschland,
3.750%, due 01/04/19		185,000	272,609
4.000%, due 01/04/37		35,000	50,563
4.750%, due 07/04/34		95,000	151,757
6.250%, due 01/04/24		170,000	305,374
Bundesschatzanweisungen,
1.000%, due 03/16/12		385,000	544,203
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		160,000	235,719
4.625%, due 10/12/12		30,000	44,284
5.500%, due 06/05/14	AUD	95,000	98,160

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Face amount		Value
Germany—(concluded)
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	EUR	70,000	$101,007
			1,803,676
Ireland—0.05%
Republic of Ireland,
3.900%, due 03/05/12		25,000	34,544

Italy—0.79%
Buoni Poliennali Del Tesoro,
3.750%, due 08/01/21		115,000	150,372
4.000%, due 02/01/37		155,000	175,440
4.250%, due 08/01/13		165,000	240,292
			566,104
Mexico—0.08%
Mexican Bonos,
Series M,
8.000%, due 06/11/20	MXN	700,000	60,869

Netherlands—0.22%
Government of the Netherlands,
4.000%, due 07/15/18	EUR	40,000	59,165
5.000%, due 07/15/12		70,000	103,502
			162,667
Spain—0.39%
Government of Spain,
4.200%, due 01/31/37		15,000	16,258
4.850%, due 10/31/20		85,000	117,247
5.000%, due 07/30/12		100,000	146,020
			279,525
Sweden—0.06%
Government of Sweden,
6.750%, due 05/05/14	SEK	240,000	42,407

United Kingdom—1.13%
UK Gilts,
2.000%, due 01/22/16	GBP	110,000	171,417
2.250%, due 03/07/14		130,000	211,065
3.750%, due 09/07/19		35,000	57,019
4.000%, due 03/07/22		30,000	48,702
4.250%, due 12/07/49		95,000	151,152
4.750%, due 12/07/38		100,000	170,979
			810,334
Total Non-US government obligations (cost $4,509,019)			4,588,298
Total bonds (cost $6,078,670)			6,189,501

	Shares
Investment companies—78.64%
UBS Credit Bond Relationship Fund*3	303,412	4,346,765
UBS Emerging Markets Equity Relationship Fund*3	200,111	8,125,313
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*3	571,797	8,351,041
UBS Global Corporate Bond Relationship Fund*3	396,242	4,355,813
UBS High Yield Relationship Fund*3	169,412	4,670,673
UBS International Equity Relationship Fund*3	425,216	7,968,421
UBS U.S. Large Cap Equity Relationship Fund*3	603,807	12,310,716

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Security description	Shares	Value
Investment companies (concluded)
UBS U.S. Large Cap Growth Equity Relationship Fund*3	448,986	$6,412,779
Total investment companies (cost $39,405,426)		56,541,521
Short-term investment—8.58%
Investment company—8.58%
UBS Cash Management Prime Relationship Fund[3] (cost $6,169,983)	6,169,983	6,169,983
Total investments— 95.83% (cost $51,654,079)		68,901,005
Cash and other assets, less liabilities—4.17%		3,001,370
Net assets— 100.00%		$71,902,375

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,297,308
Gross unrealized depreciation	(50,382)
Net unrealized appreciation of investments	$17,246,926

*                                         Non-income producing security.

1                     Security, or portion thereof, was on loan at March 31, 2011.

2                                          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of this security amounted to $44,733 or 0.06% of net assets.

3                                          The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11
UBS Cash Management Prime Relationship Fund	$625,102	$27,491,396	$21,946,515	$—	$—	$6,169,983	$7,010
UBS Credit Bond Relationship Fund	4,005,338	1,500,000	1,350,000	292,173	(100,746)	4,346,765	—
UBS Emerging Markets Equity Relationship Fund	8,982,575	600,000	3,700,000	1,972,312	270,426	8,125,313	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	6,080,116	1,350,000	1,000,000	215,272	1,705,653	8,351,041	—
UBS Global Corporate Bond Relationship Fund	7,355,743	900,000	4,300,000	372,708	27,362	4,355,813	—
UBS High Yield Relationship Fund	2,560,339	1,600,000	—	—	510,334	4,670,673	—
UBS International Equity Relationship Fund	6,453,919	500,000	900,000	283,640	1,630,862	7,968,421	—
UBS U.S. Large Cap Equity Relationship Fund	11,425,002	—	2,000,000	465,440	2,420,274	12,310,716	—
UBS U.S. Large Cap Growth Equity Relationship Fund	5,368,075	—	800,000	313,583	1,531,121	6,412,779	—
	$52,856,209	$33,941,396	$35,996,515	$3,915,128	$7,995,286	$62,711,504	$7,010

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
MXN	Mexican Peso
SEK	Swedish Krona

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of March 31, 2011:

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	EUR	435,000	USD	617,255	06/20/11	$1,716
JPMorgan Chase Bank	GBP	225,000	USD	368,276	06/20/11	7,712
JPMorgan Chase Bank	JPY	44,300,000	USD	542,983	06/20/11	10,135
JPMorgan Chase Bank	USD	751,759	AUD	760,000	06/20/11	26,674
JPMorgan Chase Bank	USD	469,139	CAD	465,000	06/20/11	9,673
JPMorgan Chase Bank	USD	1,116,891	CHF	1,045,000	06/20/11	21,416
JPMorgan Chase Bank	USD	1,659,488	EUR	1,210,000	06/20/11	52,702
JPMorgan Chase Bank	USD	3,218,384	GBP	1,985,000	06/20/11	(37,415)
JPMorgan Chase Bank	USD	323,059	HKD	2,515,000	06/20/11	488
JPMorgan Chase Bank	USD	333,531	JPY	27,000,000	06/20/11	(8,770)
JPMorgan Chase Bank	USD	1,763,195	KRW	1,991,000,000	06/20/11	42,684
JPMorgan Chase Bank	USD	1,275,755	MXN	15,540,000	06/20/11	21,435
JPMorgan Chase Bank	USD	368,531	MYR	1,128,000	06/20/11	1,896
JPMorgan Chase Bank	USD	1,189,577	PLN	3,465,000	06/20/11	22,528
JPMorgan Chase Bank	USD	2,592,002	SEK	16,680,000	06/20/11	39,863
JPMorgan Chase Bank	USD	2,203,144	SGD	2,810,000	06/20/11	26,407
JPMorgan Chase Bank	USD	810,950	TWD	23,700,000	06/20/11	(3,629)
JPMorgan Chase Bank	USD	401,535	ZAR	2,910,000	06/20/11	23,705
Morgan Stanley & Co. Inc.	EUR	740,000	CAD	995,256	06/20/11	(22,306)
Morgan Stanley & Co. Inc.	USD	10,930,996	JPY	904,600,000	06/20/11	(50,305)
Net unrealized appreciation on forward foreign currency contracts						$186,609

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

UBS Global Frontier Fund

Portfolio of investments – March 31, 2011 (unaudited)

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of March 31, 2011:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
DAX Index, 14 contracts (EUR)	June 2011	$3,378,946	$3,511,078	$132,132
Dow Jones Euro STOXX 50 Index, 225 contracts (EUR)	June 2011	8,539,415	9,068,663	529,248
FTSE 100 Index, 44 contracts (GBP)	June 2011	4,038,024	4,153,563	115,539
Hang Seng Stock Index, 3 contracts (HKD)	April 2011	443,376	453,459	10,083
IBEX 35 Index, 4 contracts (EUR)	April 2011	573,236	599,079	25,843
S&P 500 Index, 239 contracts (USD)	June 2011	15,549,878	15,785,950	236,072
S&P Toronto Stock Exchange 60 Index, 11 contracts (CAD)	June 2011	1,825,354	1,831,934	6,580
SPI 200 Index, 13 contracts (AUD)	June 2011	1,547,953	1,635,436	87,483
TOPIX Index, 33 contracts (JPY)	June 2011	3,714,949	3,435,682	(279,267)
Index futures sell contracts:
OMX Stockholm 30 Index, 111 contracts (SEK)	April 2011	(1,831,076)	(1,971,811)	(140,735)
Russell 2000 Mini Index, 30 contracts (USD)	June 2011	(2,397,034)	(2,525,100)	(128,066)
Net unrealized appreciation on futures contracts				$594,912

Currency type abbreviations:

AUD       Australian Dollar

CAD       Canadian Dollar

EUR        Euro

GBP        Great Britain Pound

HKD       Hong Kong Dollar

JPY         Japanese Yen

SEK        Swedish Krona

USD        United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$303,760	$—	$303,760
US government obligations	—	1,297,443	—	1,297,443
Non-US government obligations	—	4,588,298	—	4,588,298
Investment companies	—	56,541,521	—	56,541,521
Short-term investment	—	6,169,983	—	6,169,983
Other financial instruments[1]	594,912	186,609	—	781,521
Total	$594,912	$69,087,614	$—	$69,682,526

1 Other financial instruments include open futures contracts and forward foreign currency contracts.

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation.  Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 at reporting periods.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009.  The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated December 31, 2010.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 31, 2011